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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Disciplined Small Cap Value Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Focus 5 Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING International Growth Opportunities Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING LifeStyle Aggressive Growth Portfolio
ING LifeStyle Conservative Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Multi-Manager International Small Cap Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING Van Kampen Capital Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Airlines: 3.5%
694,575	@, L	Continental Airlines, Inc.	$11,585,512
			11,585,512
		Apparel: 2.2%
108,800		Polo Ralph Lauren Corp.	7,250,432
			7,250,432
		Biotechnology: 7.5%
158,800	@, L	Alnylam Pharmaceuticals, Inc.	4,597,260
642,173	@	Celera Corp.	9,921,573
1,151,450	@	Compugen Ltd.	1,911,407
122,000	@, L	Illumina, Inc.	4,944,660
54,230	@, L	Myriad Genetics, Inc.	3,518,442
			24,893,342
		Commercial Services: 4.1%
89,700	@	New Oriental Education & Technology Group ADR	5,762,328
160,300	@, L	Quanta Services, Inc.	4,329,703
106,301	@, L	Vistaprint Ltd.	3,490,925
			13,582,956
		Computers: 4.2%
653,631	@	NetApp, Inc.	11,915,693
91,100	@, L	Sandisk Corp.	1,781,005
			13,696,698
		Cosmetics/Personal Care: 0.5%
32,200	L	Estee Lauder Cos., Inc.	1,607,102
			1,607,102
		Diversified Financial Services: 11.8%
354,638	@, L	Interactive Brokers Group, Inc.	7,862,324
247,300		Janus Capital Group, Inc.	6,004,444
499,953	@, L	Nasdaq Stock Market, Inc.	15,283,563
597,530	@	TD Ameritrade Holding Corp.	9,679,986
			38,830,317
		Electric: 1.1%
72,130	L	ITC Holdings Corp.	3,734,170
			3,734,170
		Electronics: 5.0%
151,100	@, L	Dolby Laboratories, Inc.	5,317,209
71,020	@, L	Itron, Inc.	6,287,401
184,700	@	Trimble Navigation Ltd.	4,776,342
			16,380,952
		Energy - Alternate Sources: 0.5%
8,700	@	First Solar, Inc.	1,643,517
			1,643,517
		Engineering & Construction: 3.7%
192,650	@	Shaw Group, Inc.	5,920,135
173,200	@	URS Corp.	6,351,244
			12,271,379
		Environmental Control: 0.7%
218,000		Energy Solutions, Inc.	2,180,000
			2,180,000
		Hand/Machine Tools: 1.6%
187,135	L	Baldor Electric Co.	5,391,359
			5,391,359
		Healthcare - Products: 7.2%
585,210	@, L	Cepheid, Inc.	8,093,454
1,426,650	@, L	Cerus Corp.	5,892,065
577,190	@, L	Given Imaging Ltd.	6,435,669
176,280	@, L	Qiagen NV	3,478,004
			23,899,192
		Home Builders: 3.5%
883,200	L	D.R. Horton, Inc.	11,499,264
			11,499,264
		Internet: 9.6%
201,620		Ctrip.com International Ltd. ADR	7,784,548
94,475	@, L	Equinix, Inc.	6,562,234
206,800	@, L	Mercadolibre, Inc.	4,208,380
2,948,352	@	Move, Inc.	6,250,506
274,210	@	Shanda Interactive Entertainment Ltd. ADR	7,006,066
			31,811,734
		Lodging: 2.1%
85,575	@, L	Wynn Resorts Ltd.	6,986,343
			6,986,343
		Oil & Gas: 1.7%
286,600	@	Denbury Resources, Inc.	5,456,864
			5,456,864
		Retail: 2.4%
120,900	@, L	J Crew Group, Inc.	3,454,113
124,600		Tiffany & Co.	4,425,792
			7,879,905

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 10.7%
1,196,048	@, L	Advanced Micro Devices, Inc.	$6,279,252
306,678	@, L	Lam Research Corp.	9,657,290
284,910	@, L	Netlogic Microsystems, Inc.	8,615,678
346,898	@	Silicon Laboratories, Inc.	10,649,769
			35,201,989
		Software: 9.2%
467,940	@	Activision Blizzard, Inc.	7,220,314
539,897	@, L	Nuance Communications, Inc.	6,581,344
566,945	@	Red Hat, Inc.	8,543,861
163,016	@	Salesforce.com, Inc.	7,889,974
			30,235,493
		Telecommunications: 7.1%
1,044,131	@, L	JDS Uniphase Corp.	8,833,348
699,002	@	Juniper Networks, Inc.	14,727,972
			23,561,320
		Total Common Stock (Cost $394,868,648)	329,579,840
SHORT-TERM INVESTMENTS: 29.5%
		Affiliated Mutual Fund: 0.4%
1,077,344		ING Institutional Prime Money Market Fund - Class I	1,077,344
		Total Mutual Fund (Cost $1,077,344)	1,077,344

Principal Amount				Value
		Securities Lending Collateral(cc): 29.1%
$96,954,953		Bank of New York Mellon Corp. Institutional Cash Reserves		$96,011,826
		Total Securities Lending Collateral (Cost $96,954,953)		96,011,826
		Total Short-Term Investments (Cost $98,032,297)		97,089,170
		Total Investments in Securities (Cost $492,900,945)*	129.4%	$426,669,010
		Other Assets and Liabilities - Net	(29.4)	(96,837,282)
		Net Assets	100.0%	$329,831,728

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $532,618,330.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,256,163
		Gross Unrealized Depreciation		(114,205,483)
		Net Unrealized Depreciation		$(105,949,320)

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$426,669,010	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$426,669,010	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
6,450,781		American Funds Asset Allocation Fund - Class 1 Shares		$96,568,186

		Total Investments in Securities (Cost $106,526,282)*	100.1%	$96,568,186
		Other Assets and Liabilities - Net	(0.1)	(99,391)
		Net Assets	100.0%	$96,468,795

	*	Cost for federal income tax purposes is $106,874,857.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(10,306,671)
		Net Unrealized Depreciation		$(10,306,671)

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$96,568,186	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$96,568,186	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.5%
21,138,674		American Funds Bond Fund - Class 1 Shares		$219,208,044
		Total Investments in Securities (Cost $231,618,485)*	99.5%	$219,208,044
		Other Assets and Liabilities - Net	0.5	1,200,218
		Net Assets	100.0%	$220,408,262

	*	Cost for federal income tax purposes is $231,751,246.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(12,543,202)
		Net Unrealized Depreciation		$(12,543,202)

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$219,208,044	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$219,208,044	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.6%
45,560,975		American Funds Growth Fund - Class 2 Shares		$2,072,113,121
		Total Investments in Securities (Cost $2,523,823,088)*	100.6%	$2,072,113,121
		Other Assets and Liabilities - Net	(0.6)	(12,303,212)
		Net Assets	100.0%	$2,059,809,909

	*	Cost for federal income tax purposes is $2,524,111,142.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(451,998,021)
		Net Unrealized Depreciation		$(451,998,021)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,072,113,121	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,072,113,121	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
44,501,396		American Funds Growth - Income Fund - Class 2 Shares		$1,402,238,976

		Total Investments in Securities (Cost $1,665,784,226)*	99.9%	$1,402,238,976
		Other Assets and Liabilities - Net	0.1	1,587,743
		Net Assets	100.0%	$1,403,826,719

	*	Cost for federal income tax purposes is $1,665,968,483.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(263,729,507)
		Net Unrealized Depreciation		$(263,729,507)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,402,238,976	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,402,238,976	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
80,416,037		American Funds International Fund - Class 2 Shares		$1,270,573,379

		Total Investments in Securities (Cost $1,563,134,287)*	100.4%	$1,270,573,379
		Other Assets and Liabilities - Net	(0.4)	(4,534,958)
		Net Assets	100.0%	$1,266,038,421

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(292,560,908)
		Net Unrealized Depreciation		$(292,560,908)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,270,573,379	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,270,573,379	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
64		American Funds Insurance Series Bond Fund - Class 1 Shares		$663
15		American Funds Insurance Series Global Small Capitalization Fund - Class 1 Shares		241
22		American Funds Insurance Series Growth Fund - Class 1 Shares		1,023
9		American Funds Insurance Series High-Income Bond Fund - Class 1 Shares		90
38		American Funds Insurance Series International Fund - Class 1 Shares		602
22		American Funds Insurance Series New World Fund - Class 1 Shares		391
		Total Investments in Securities (Cost $3,010)*	100.0%	$3,010
		Other Assets and Liabilities - Net	—	—
		Net Assets	100.0%	$3,010

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		—
		Net Unrealized Depreciation		$—

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$3,010	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$3,010	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.0%
		Diversified Financial Services: 1.7%
$590,000		Bear Stearns Cos., Inc., 6.820%, due 03/10/14	$487,269
890,000		General Electric Capital Corp., 5.625%, due 05/01/18	753,622
520,000		JPMorgan Chase & Co., 7.330%, due 06/28/09	533,717
640,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 01/24/13	83,200
205,000		SLM Corp., 6.170%, due 10/08/08	205,005
160,000		SLM Corp., 6.980%, due 06/01/09	143,302
800,000		SLM Corp., 7.720%, due 01/31/14	481,144
			2,687,259
		Multi-National: 0.3%
445,000		International Bank for Reconstruction & Development, 7.030%, due 12/10/13	426,742
			426,742
		Total Corporate Bonds/Notes
		(Cost $4,075,554)	3,114,001
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.1%
		Federal Home Loan Mortgage Corporation##: 9.4%
15,000,000		5.000%, due 06/01/38	14,623,224
			14,623,224
		Federal National Mortgage Association##: 5.7%
9,000,000	W	5.500%, due 10/15/35	8,976,096
			8,976,096
		Total U.S. Government Agency Obligations
		(Cost $23,780,391)	23,599,320
U.S. TREASURY OBLIGATIONS: 52.7%
		U.S. Treasury Bonds: 0.2%
280,000	S	4.625%, due 11/15/16	298,550
			298,550
		Treasury Inflation Indexed Protected Securities(ip): 52.5%
2,640,000		0.625%, due 04/15/13	2,592,854
2,875,000	S	0.875%, due 04/15/10	3,280,269
4,775,000		1.375%, due 07/15/18	4,412,028
3,945,000		1.625%, due 01/15/15	4,426,296
7,865,000		1.625%, due 01/15/18	7,824,477
11,645,000		1.750%, due 01/15/28	10,670,843
1,765,000	S	1.875%, due 07/15/13	2,108,220
5,595,000	S	1.875%, due 07/15/15	6,230,774
3,235,000		2.000%, due 04/15/12	3,516,299
55,000		2.000%, due 01/15/14	65,362
1,995,000		2.000%, due 07/15/14	2,322,954
1,685,000		2.000%, due 01/15/26	1,705,625
3,000,000		2.375%, due 04/15/11	3,363,591
3,900,000		2.375%, due 01/15/17	4,291,112
7,315,000	S	2.375%, due 01/15/25	8,273,414
2,750,000	S	2.375%, due 01/15/27	2,901,816
80,000		2.500%, due 07/15/16	89,212
150,000		3.000%, due 07/15/12	191,062
3,840,000	S	3.375%, due 04/15/32	5,456,827
2,130,000	S	3.500%, due 01/15/11	2,800,269
1,830,000	S	3.625%, due 04/15/28	2,864,045
515,000		3.875%, due 04/15/29	824,265
1,500,000		4.250%, due 01/15/10	2,019,015
			82,230,629
		Total U.S. Treasury Obligations
		(Cost $86,879,898)	82,529,179
ASSET-BACKED SECURITIES: 9.2%
		Automobile Asset-Backed Securities: 5.4%
798,605	C	Daimler Chrysler Auto Trust, 5.000%, due 05/08/10	800,387
637,217	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	637,344
547,563	C	Harley-Davidson Motorcycle Trust, 5.290%, due 01/18/11	548,518
848,722	C	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	851,519
1,530,000	C	Nissan Auto Receivables Owner Trust, 3.800%, due 10/15/10	1,510,227
591,665	C	USAA Auto Owner Trust, 4.130%, due 11/15/11	591,879
620,761	C	USAA Auto Owner Trust, 5.010%, due 09/15/10	622,115
656,876	C	USAA Auto Owner Trust, 5.010%, due 06/15/11	657,455
847,832	C	USAA Auto Owner Trust, 5.040%, due 04/15/10	849,368
514,447	C	USAA Auto Owner Trust, 5.320%, due 09/15/10	515,332
947,463	C	USAA Auto Owner Trust, 5.360%, due 02/15/11	951,010
			8,535,154
		Credit Card Asset-Backed Securities: 2.9%
1,500,000	C	Bank One Issuance Trust, 3.450%, due 10/17/11	1,494,304
1,500,000	C	Bank One Issuance Trust, 3.860%, due 06/15/11	1,499,933
1,600,000	C	Chase Issuance Trust, 5.120%, due 10/15/14	1,562,831
			4,557,068

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount				Value
			Home Equity Asset-Backed Securities: 0.5%
$397,888		C	Citigroup Mortgage Loan Trust, Inc., 3.317%, due 03/25/37		$372,731
	420,148	C	HSI Asset Securitization Corp. Trust, 3.257%, due 10/25/36		387,013
					759,744
			Other Asset-Backed Securities: 0.4%
	591,109	C	Countrywide Asset-Backed Certificates, 3.257%, due 07/25/37		560,396
					560,396
			Total Asset-Backed Securities (Cost $14,488,138)		14,412,362
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.9%
	965,000	C	Banc of America Commercial Mortgage, Inc., 4.933%, due 07/10/45		865,755
	2,379,159	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.650%, due 07/25/36		1,696,189
	857,600	C	Countrywide Asset-Backed Certificates, 3.378%, due 03/20/47		527,111
	1,602,068	C	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34		1,609,509
	340,184	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 3.287%, due 04/25/36		326,389
	905,000	C	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		853,545
	559,917	C	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35		567,151
	700,000	C	GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33		715,727
	1,168,435	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35		1,166,830
	1,500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35		1,503,335
	171,722	C	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		171,036
	153,204	C	Prudential Securities Secured Financing Corp., 6.480%, due 11/01/31		152,835
	775,000	C	Wachovia Bank Commercial Mortgage Trust, 5.926%, due 05/15/43		697,736
			Total Collateralized Mortgage Obligations
			(Cost $11,897,651)		10,853,148
OTHER BONDS: 6.3%
			Foreign Government Bonds: 6.3%
EUR	1,504,034		Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		2,043,071
EUR	5,149,568		Government of France, 3.000%, due 07/25/12		7,568,124
EUR	90,000		Government of France, 3.150%, due 07/25/32		166,131
			Total Other Bonds
			(Cost $10,157,367)		9,777,326
			Total Long-Term Investments
			(Cost $151,278,999)		144,285,336
SHORT-TERM INVESTMENTS: 15.8%
			U.S. Government Agency Obligations: 15.8%
$8,300,000		##, Z	Fannie Mae, 2.070%, due 11/04/08		8,283,296
	8,300,000	Z	Federal Home Loan Bank, 2.510%, due 11/14/08		8,274,063
	8,300,000	##, Z	Federal Home Loan Mortgage Corp., 2.510%, due 11/17/08		8,272,333
			Total U.S. Government Agency Obligations
			(Cost $24,829,692)		24,829,692
			Total Short-Term Investments
			(Cost $24,829,692)		24,829,692
			Total Investments in Securities (Cost $176,108,691)*	108.0%	$169,115,028
			Other Assets and Liabilities - Net	(8.0)	(12,564,520)
			Net Assets	100.0%	$156,550,508

		C	Bond may be called prior to maturity date.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		±	Defaulted security
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		EUR	EU Euro
		*	Cost for federal income tax purposes is $176,215,630.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$52,523
			Gross Unrealized Depreciation		(7,153,125)
			Net Unrealized Depreciation		$(7,100,602)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$132,623
Level 2- Other Significant Observable Inputs	169,115,028	(456,631)
Level 3- Significant Unobservable Inputs	—	—
Total	$169,115,028	$(324,008)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 5,900,000	BUY	10/23/08	9,298,400	8,326,324	$(972,076)
EU Euro
EUR 265,000	BUY	10/23/08	413,662	373,979	(39,683)
EU Euro
EUR 132,700	BUY	10/23/08	205,484	187,272	(18,212)
EU Euro
EUR 9,800,000	BUY	10/23/08	14,572,453	13,830,165	(742,288)
EU Euro
EUR 15,000	BUY	10/23/08	21,931	21,169	(762)
EU Euro
EUR 75,000	BUY	10/23/08	110,217	105,843	(4,374)
					$(1,777,395)
EU Euro
EUR 18,536,018	SELL	10/23/08	29,009,980	26,158,794	$2,851,186
EU Euro
EUR 265,000	SELL	10/23/08	421,018	373,979	47,039
EU Euro
EUR 4,281,500	SELL	10/23/08	6,076,819	6,042,230	34,589
					$2,932,814

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	17	06/15/09	$1,436
U.S. Treasury 2-Year Note	10	12/31/08	684
U.S. Treasury 5-Year Note	217	12/31/08	(213,020)
U.S. Treasury 10-Year Note	142	12/19/08	(51,973)
			$(262,873)
Short Contracts
90-Day Eurodollar	1	12/15/08	$54
90-Day Eurodollar	17	06/14/10	4,198
Euro-Bund	1	12/08/08	(1,338)
U.S. Treasury Long Bond	129	12/19/08	392,582
			$395,496

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.463% Counterparty: Barclays Bank PLC, London	01/08/18	USD	3,000,000	$(13,323)
				$(13,323)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Amount		Unrealized Depreciation
Receive positive total return on Barclays US Government Inflation-Linked All Maturities Total Return Index. Pay a floating rate based on 3-month USD-LIBOR minus 47 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	02/02/09	USD	24,500,000	$(315,491)
Receive positive total return on DBIQ USD IG Inflation Linked Sovereign Index. Pay a floating rate based on 3-month USD-LIBOR minus 15 bps and, if negative, the absolute value of the total return on the index. Counterparty: Deutsche Bank AG	02/11/09	USD	15,500,000	(127,817)
				$(443,308)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 100.1%
		Advertising: 1.1%
92,000	L	Omnicom Group	$3,547,520
			3,547,520
		Aerospace/Defense: 5.0%
41,000		General Dynamics Corp.	3,018,420
41,000		L-3 Communications Holdings, Inc.	4,031,120
49,000		Lockheed Martin Corp.	5,373,830
68,000		Raytheon Co.	3,638,680
			16,062,050
		Biotechnology: 1.0%
85,000	@, L	Invitrogen Corp.	3,213,000
			3,213,000
		Chemicals: 0.6%
7,000		FMC Corp.	359,730
21,000		Mosaic Co.	1,428,420
			1,788,150
		Commercial Services: 3.6%
116,000		Accenture Ltd.	4,408,000
83,000		Global Payments, Inc.	3,723,380
90,000	@	Hewitt Associates, Inc.	3,279,600
			11,410,980
		Computers: 11.7%
71,000	@	Affiliated Computer Services, Inc.	3,594,730
209,000		Hewlett-Packard Co.	9,664,160
103,000		International Business Machines Corp.	12,046,880
106,000	@, L	Lexmark International, Inc.	3,452,420
207,000		Seagate Technology, Inc.	2,508,840
153,000	@	Synopsys, Inc.	3,052,350
143,000	@	Western Digital Corp.	3,048,760
			37,368,140
		Cosmetics/Personal Care: 1.1%
70,000		Estee Lauder Cos., Inc.	3,493,700
			3,493,700
		Distribution/Wholesale: 1.0%
106,000	@	Tech Data Corp.	3,164,100
			3,164,100
		Electrical Components & Equipment: 0.9%
81,000		Hubbell, Inc.	2,839,050
			2,839,050
		Electronics: 1.1%
123,000	@	Agilent Technologies, Inc.	3,648,180
			3,648,180
		Engineering & Construction: 0.5%
28,000		Fluor Corp.	1,559,600
			1,559,600
		Environmental Control: 1.0%
104,000		Waste Management, Inc.	3,274,960
			3,274,960
		Food: 1.2%
142,000		Kroger Co.	3,902,160
			3,902,160
		Healthcare - Products: 6.2%
83,000		Baxter International, Inc.	5,447,290
39,000		CR Bard, Inc.	3,699,930
60,000	@	Edwards Lifesciences Corp.	3,465,600
53,000		Johnson & Johnson	3,671,840
63,000	@	Varian Medical Systems, Inc.	3,599,190
			19,883,850
		Healthcare - Services: 2.6%
111,000	@, L	Lincare Holdings, Inc.	3,339,990
22,000		Quest Diagnostics	1,136,740
54,000		Universal Health Services, Inc.	3,025,620
20,000	@	WellPoint, Inc.	935,400
			8,437,750
		Home Builders: 0.7%
4,000	@, L	NVR, Inc.	2,288,000
			2,288,000
		Household Products/Wares: 1.1%
57,000		Church & Dwight Co., Inc.	3,539,130
			3,539,130
		Insurance: 1.1%
50,000		PartnerRe Ltd.	3,404,500
			3,404,500
		Internet: 1.1%
175,000	@	Symantec Corp.	3,426,500
			3,426,500

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.8%
74,000		Cummins, Inc.	$3,235,280
28,000		Flowserve Corp.	2,485,560
			5,720,840
		Media: 1.1%
5,000		John Wiley & Sons, Inc.	202,250
111,000		Walt Disney Co.	3,406,590
			3,608,840
		Miscellaneous Manufacturing: 2.1%
54,000		Brink’s Co.	3,295,080
86,000		Dover Corp.	3,487,300
			6,782,380
		Oil & Gas: 8.0%
65,000		ENSCO International, Inc.	3,745,950
98,000		ExxonMobil Corp.	7,610,680
53,000		Hess Corp.	4,350,240
56,000		Murphy Oil Corp.	3,591,840
88,000		Occidental Petroleum Corp.	6,199,600
			25,498,310
		Oil & Gas Services: 0.3%
32,000	@	Dresser-Rand Group, Inc.	1,007,040
			1,007,040
		Packaging & Containers: 1.1%
152,000	@	Crown Holdings, Inc.	3,375,920
			3,375,920
		Pharmaceuticals: 7.9%
87,000		AmerisourceBergen Corp.	3,275,550
76,000		Eli Lilly & Co.	3,346,280
57,000	@	Express Scripts, Inc.	4,207,740
105,000	@	Forest Laboratories, Inc.	2,969,400
88,000	L	Herbalife Ltd.	3,477,760
114,000		Omnicare, Inc.	3,279,780
69,945		Pfizer, Inc.	1,289,786
124,000	@	Watson Pharmaceuticals, Inc.	3,534,000
			25,380,296
		Retail: 11.3%
93,000		Advance Auto Parts, Inc.	3,688,380
28,000	@, L	Autozone, Inc.	3,453,520
117,000	@, L	Big Lots, Inc.	3,256,110
90,000	@	Dollar Tree, Inc.	3,272,400
102,000		Family Dollar Stores, Inc.	2,417,400
67,000	L	MSC Industrial Direct Co.	3,086,690
62,000	@, L	Panera Bread Co.	3,155,800
99,000	L	Ross Stores, Inc.	3,644,190
129,000		TJX Cos., Inc.	3,937,080
102,000		Wal-Mart Stores, Inc.	6,108,780
			36,020,350
		Semiconductors: 14.1%
172,000	L	Altera Corp.	3,556,960
139,000		Analog Devices, Inc.	3,662,650
181,000	@	Broadcom Corp.	3,372,030
327,000	@	Integrated Device Technology, Inc.	2,544,060
422,000		Intel Corp.	7,904,060
145,000		Intersil Corp.	2,404,100
80,000		KLA-Tencor Corp.	2,532,000
125,000	L	Linear Technology Corp.	3,832,500
594,000	@, L	LSI Logic Corp.	3,183,840
32,000	@, L	Novellus Systems, Inc.	628,480
192,000	@, L	QLogic Corp.	2,949,120
215,000		Texas Instruments, Inc.	4,622,500
166,000		Xilinx, Inc.	3,892,700
			45,085,000
		Software: 6.1%
113,000	@	BMC Software, Inc.	3,235,190
164,000		CA, Inc.	3,273,440
346,000	@	Compuware Corp.	3,352,740
195,000		Microsoft Corp.	5,204,550
217,000	@	Oracle Corp.	4,407,270
			19,473,190
		Telecommunications: 0.3%
43,000	@	Cisco Systems, Inc.	970,080
			970,080
		Toys/Games/Hobbies: 1.0%
96,000	L	Hasbro, Inc.	3,333,120
			3,333,120
		Transportation: 2.4%
83,000		CSX Corp.	4,529,310
53,000		Ryder System, Inc.	3,286,000
			7,815,310
		Total Common Stock
		(Cost $353,143,493)	320,321,996

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 9.7%
		Affiliated Mutual Fund: 0.0%
6,242		ING Institutional Prime Money Market Fund - Class I		$6,242
		Total Mutual Fund
		(Cost $6,242)		6,242

Principal Amount				Value
		Securities Lending Collateral(cc): 9.7%
$31,477,934		Bank of New York Mellon Corp. Institutional Cash Reserves		$31,067,927
		Total Securities Lending Collateral
		(Cost $31,477,934)		31,067,927
		Total Short-Term Investments
		(Cost $31,484,176)		31,074,169
		Total Investments in Securities
		(Cost $384,627,669)*	109.8%	$351,396,165
		Other Assets and Liabilities - Net	(9.8)	(31,366,846)
		Net Assets	100.0%	$320,029,319

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $387,238,547.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,110,164
		Gross Unrealized Depreciation		(38,952,546)
		Net Unrealized Depreciation		$(35,842,382)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$351,396,165	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$351,396,165	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 5.0%
34,000		General Dynamics Corp.	$2,503,080
19,000		L-3 Communications Holdings, Inc.	1,868,080
31,000		Northrop Grumman Corp.	1,876,740
39,000		Raytheon Co.	2,086,890
			8,334,790
		Apparel: 0.4%
40,000	L	Jones Apparel Group, Inc.	740,400
			740,400
		Auto Parts & Equipment: 0.3%
30,000	@, L	TRW Automotive Holdings Corp.	477,300
			477,300
		Banks: 2.2%
38,000		Bank of America Corp.	1,330,000
44,000	L	Capital One Financial Corp.	2,244,000
5,000		Wells Fargo & Co.	187,650
			3,761,650
		Beverages: 0.0%
1,000		Pepsi Bottling Group, Inc.	29,170
			29,170
		Biotechnology: 3.2%
62,000	@	Amgen, Inc.	3,674,740
45,000	@, L	Invitrogen Corp.	1,701,000
			5,375,740
		Chemicals: 1.1%
8,000		Eastman Chemical Co.	440,480
26,000		FMC Corp.	1,336,140
			1,776,620
		Commercial Services: 1.4%
23,000	@	Hewitt Associates, Inc.	838,120
6,000		Manpower, Inc.	258,960
54,000		RR Donnelley & Sons Co.	1,324,620
			2,421,700
		Computers: 5.0%
5,000	@	Affiliated Computer Services, Inc.	253,150
44,000	@	Computer Sciences Corp.	1,768,360
40,000		Hewlett-Packard Co.	1,849,600
1,000		International Business Machines Corp.	116,960
28,000	@, L	Lexmark International, Inc.	911,960
110,000		Seagate Technology, Inc.	1,333,200
47,000	@	Synopsys, Inc.	937,650
55,000	@, L	Western Digital Corp.	1,172,600
			8,343,480
		Cosmetics/Personal Care: 0.2%
5,000		Procter & Gamble Co.	348,450
			348,450
		Distribution/Wholesale: 0.6%
35,000	@	Tech Data Corp.	1,044,750
			1,044,750
		Diversified Financial Services: 0.8%
29,000		JPMorgan Chase & Co.	1,354,300
			1,354,300
		Electrical Components & Equipment: 0.1%
5,000		Hubbell, Inc.	175,250
			175,250
		Environmental Control: 1.1%
61,000		Waste Management, Inc.	1,920,890
			1,920,890
		Food: 1.5%
8,000		HJ Heinz Co.	399,760
79,000		Kroger Co.	2,170,920
			2,570,680
		Healthcare - Products: 1.4%
35,000		Johnson & Johnson	2,424,800
			2,424,800
		Healthcare - Services: 4.0%
52,000	@, L	LifePoint Hospitals, Inc.	1,671,280
42,000	@	Lincare Holdings, Inc.	1,263,780
22,000		Quest Diagnostics	1,136,740
29,000		Universal Health Services, Inc.	1,624,870
21,000	@	WellPoint, Inc.	982,170
			6,678,840
		Home Builders: 1.3%
3,000	@, L	NVR, Inc.	1,716,000
16,000	@, L	Toll Brothers, Inc.	403,680
			2,119,680

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 15.3%
28,000		ACE Ltd.	$1,515,640
55,000		Allstate Corp.	2,536,600
38,000	L	American Financial Group, Inc.	1,121,000
39,000		Chubb Corp.	2,141,100
27,000	L	CNA Financial Corp.	708,480
23,000		Everest Re Group Ltd.	1,990,190
17,000	L	Hanover Insurance Group, Inc.	773,840
48,000		HCC Insurance Holdings, Inc.	1,296,000
70,000		Marsh & McLennan Cos., Inc.	2,223,200
12,000	L	Metlife, Inc.	672,000
25,000	L	PartnerRe Ltd.	1,702,250
17,000		Progressive Corp.	295,800
1,000		Protective Life Corp.	28,510
14,000	L	Reinsurance Group of America, Inc. - Class A	756,000
31,000		RenaissanceRe Holdings Ltd.	1,612,000
4,000		Transatlantic Holdings, Inc.	217,400
55,000		Travelers Cos., Inc.	2,486,000
83,000		UnumProvident Corp.	2,083,300
60,000	L	WR Berkley Corp.	1,413,000
			25,572,310
		Internet: 1.3%
112,000	@	Symantec Corp.	2,192,960
			2,192,960
		Iron/Steel: 1.0%
41,000		Reliance Steel & Aluminum Co.	1,556,770
1,000		United States Steel Corp.	77,610
			1,634,380
		Machinery - Diversified: 2.1%
32,000	@, L	AGCO Corp.	1,363,520
12,000		Flowserve Corp.	1,065,240
30,000	@	Gardner Denver, Inc.	1,041,600
			3,470,360
		Media: 1.9%
101,000		Walt Disney Co.	3,099,690
			3,099,690
		Miscellaneous Manufacturing: 3.8%
42,000		Dover Corp.	1,703,100
159,000		General Electric Co.	4,054,500
9,000		Pentair, Inc.	311,130
4,000		SPX Corp.	308,000
			6,376,730
		Office/Business Equipment: 1.1%
161,000		Xerox Corp.	1,856,330
			1,856,330
		Oil & Gas: 21.6%
26,000		Apache Corp.	2,711,280
81,000		Chevron Corp.	6,680,880
69,000		ConocoPhillips	5,054,250
31,000		Devon Energy Corp.	2,827,200
32,000		ENSCO International, Inc.	1,844,160
151,000		ExxonMobil Corp.	11,726,660
16,000		Hess Corp.	1,313,280
60,000		Marathon Oil Corp.	2,392,200
23,000		Occidental Petroleum Corp.	1,620,350
			36,170,260
		Pharmaceuticals: 8.9%
47,000		AmerisourceBergen Corp.	1,769,550
54,000	L	Eli Lilly & Co.	2,377,620
71,000	@	Forest Laboratories, Inc.	2,007,880
65,000	@	King Pharmaceuticals, Inc.	622,700
1,000	@	Medco Health Solutions, Inc.	45,000
60,000		Omnicare, Inc.	1,726,200
294,000		Pfizer, Inc.	5,421,360
36,000	@	Watson Pharmaceuticals, Inc.	1,026,000
			14,996,310
		Retail: 4.7%
49,000	@, L	BJ’s Wholesale Club, Inc.	1,904,140
71,000		Family Dollar Stores, Inc.	1,682,700
115,000		Foot Locker, Inc.	1,858,400
102,000		Gap, Inc.	1,813,560
10,000		Wal-Mart Stores, Inc.	598,900
			7,857,700
		Semiconductors: 1.1%
48,000	@	Integrated Device Technology, Inc.	373,440
8,000	L	KLA-Tencor Corp.	253,200
75,000	@, L	QLogic Corp.	1,152,000
			1,778,640
		Software: 2.8%
47,000	@	BMC Software, Inc.	1,345,610
90,000		CA, Inc.	1,796,400

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value

		Software(continued)
155,000	@	Compuware Corp.		$1,501,950
				4,643,960
		Telecommunications: 1.0%
57,000		AT&T, Inc.		1,591,440
				1,591,440
		Toys/Games/Hobbies: 1.1%
52,000	L	Hasbro, Inc.		1,805,440
				1,805,440
		Transportation: 2.0%
27,000	L	Ryder System, Inc.		1,674,000
31,000		Tidewater, Inc.		1,716,160
				3,390,160
		Total Common Stock
		(Cost $181,152,255)		166,335,160

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.2%
		Securities Lending Collateral(cc): 11.2%
$18,982,742		Bank of New York Mellon Corp. Institutional Cash Reserves		$18,749,799
		Total Short-Term Investments
		(Cost $18,982,742)		18,749,799
		Total Investments in Securities
		(Cost $200,134,997)*	110.5%	$185,084,959
		Other Assets and Liabilities - Net	(10.5)	(17,515,568)
		Net Assets	100.0%	$167,569,391

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $201,590,170.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,870,866
		Gross Unrealized Depreciation		(18,376,077)
		Net Unrealized Depreciation		$(16,505,211)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$185,084,959	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$185,084,959	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 88.1%
		Aerospace/Defense: 0.6%
9,100	@	Esterline Technologies Corp.	$360,269
4,550	@	Moog, Inc.	195,104
			555,373
		Agriculture: 0.2%
4,450		Universal Corp.	218,451
			218,451
		Airlines: 1.4%
35,600	@, L	Alaska Air Group, Inc.	725,884
53,150	@, L	JetBlue Airways Corp.	263,093
22,200		Skywest, Inc.	354,756
			1,343,733
		Apparel: 0.4%
8,950	@	Perry Ellis International, Inc.	133,445
13,100	@, L	Skechers USA, Inc.	220,473
			353,918
		Auto Manufacturers: 0.5%
52,750		Wabash National Corp.	498,488
			498,488
		Auto Parts & Equipment: 1.4%
21,400		Cooper Tire & Rubber Co.	184,040
21,700	@, L	Lear Corp.	227,850
37,600	L	Spartan Motors, Inc.	119,568
39,650		Superior Industries International	759,694
			1,291,152
		Banks: 8.8%
14,100		Banco Latinoamericano de Exportaciones SA	203,322
16,850	L	Cathay General Bancorp.	401,030
18,450	L	Central Pacific Financial Corp.	310,145
35,900	L	Colonial BancGroup, Inc.	282,174
10,900	L	FirstMerit Corp.	228,900
8,150		MB Financial Corp.	269,521
60,950	L	National Penn Bancshares, Inc.	889,870
15,350		Prosperity Bancshares, Inc.	521,747
20,450	L	Renasant Corp.	443,970
39,650		South Financial Group, Inc.	290,635
21,050		Southwest Bancorp., Inc.	371,954
24,000		Sterling Financial Corp.	348,000
22,500	@, L	Sun Bancorp, Inc.	304,875
64,550	L	Susquehanna Bancshares, Inc.	1,259,977
10,500	L	Trustmark Corp.	217,770
50,400		UCBH Holdings, Inc.	323,064
3,950	L	UMB Financial Corp.	207,454
63,850		Umpqua Holdings Corp.	939,234
10,200	L	WesBanco, Inc.	271,524
15,100		Yadkin Valley Financial Corp.	256,096
			8,341,262
		Biotechnology: 0.2%
13,700	@	Celera Corp.	211,665
			211,665
		Building Materials: 2.7%
12,800	L	Apogee Enterprises, Inc.	192,384
22,269		Gibraltar Industries, Inc.	416,653
41,650	@	Interline Brands, Inc.	675,147
25,300	@, L	NCI Building Systems, Inc.	803,275
18,550		Quanex Building Products Corp.	282,702
6,850	L	Universal Forest Products, Inc.	239,134
			2,609,295
		Chemicals: 0.7%
2,400	L	HB Fuller Co.	50,088
6,450		Olin Corp.	125,130
29,050	@	PolyOne Corp.	187,373
5,150	@	Rockwood Holdings, Inc.	132,149
6,050		Sensient Technologies Corp.	170,187
			664,927
		Commercial Services: 3.6%
12,600	@, L	Albany Molecular Research, Inc.	227,934
20,250	@, L	Cross Country Healthcare, Inc.	329,873
12,700	@	First Advantage Corp.	178,435
29,150		Kelly Services, Inc.	555,308
22,700	@, L	LECG Corp.	183,189
68,150	@	MPS Group, Inc.	686,952
22,900	@, L	PHH Corp.	304,341
8,650	@	Rent-A-Center, Inc.	192,722
21,600	@	SAIC, Inc.	436,968

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
40,450	@	Spherion Corp.	$196,992
13,700	@, L	Volt Information Sciences, Inc.	123,026
			3,415,740
		Computers: 4.9%
4,150	@	CACI International, Inc.	207,915
96,400	@	Ciber, Inc.	673,836
14,100	@, L	Electronics for Imaging	196,413
55,750		IKON Office Solutions, Inc.	948,308
27,300	L	Imation Corp.	616,707
14,200	@, L	Insight Enterprises, Inc.	190,422
15,350	@	Mentor Graphics Corp.	174,223
32,150	@	Ness Technologies, Inc.	368,761
14,600	@	Perot Systems Corp.	253,310
18,050	@, L	Rackable Systems, Inc.	177,071
22,900	@, L	Radisys Corp.	196,940
22,000	@	SI International, Inc.	661,100
			4,665,006
		Diversified Financial Services: 0.2%
13,300	@	Knight Capital Group, Inc.	197,638
			197,638
		Electric: 4.8%
12,900		Black Hills Corp.	400,803
5,250	L	CH Energy Group, Inc.	228,743
31,550	L	Cleco Corp.	796,638
10,300	@	El Paso Electric Co.	216,300
7,356		Great Plains Energy, Inc.	163,450
7,150		Idacorp, Inc.	207,994
9,050	L	NorthWestern Corp.	227,427
42,950		Portland General Electric Co.	1,016,197
54,450		Westar Energy, Inc.	1,254,528
			4,512,080
		Electrical Components & Equipment: 0.5%
10,400	L	Encore Wire Corp.	188,344
13,000	L	Insteel Industries, Inc.	176,670
95,600	@, L	Power-One, Inc.	138,620
			503,634
		Electronics: 3.1%
54,850	@	Benchmark Electronics, Inc.	772,288
6,950		Brady Corp.	245,196
17,850		Methode Electronics, Inc.	159,579
61,900	@, L	Newport Corp.	667,282
23,700	@, L	TTM Technologies, Inc.	235,104
32,450	L	Watts Water Technologies, Inc.	887,508
			2,966,957
		Energy - Alternate Sources: 0.3%
23,500	@, L	Headwaters, Inc.	313,725
			313,725
		Engineering & Construction: 0.3%
9,100	@	EMCOR Group, Inc.	239,512
			239,512
		Food: 2.5%
28,250	@, L	Chiquita Brands International, Inc.	446,633
30,750	@, L	Fresh Del Monte Produce, Inc.	682,650
13,300		Imperial Sugar Co.	180,082
4,450	@	Ralcorp Holdings, Inc.	299,975
5,450	L	Ruddick Corp.	176,853
13,200	@, L	TreeHouse Foods, Inc.	392,040
13,900	@, L	Winn-Dixie Stores, Inc.	193,210
			2,371,443
		Forest Products & Paper: 1.3%
44,850	@	Buckeye Technologies, Inc.	367,322
22,500		Glatfelter	304,650
25,700	@, L	KapStone Paper and Packaging Corp.	163,195
52,750	@, L	Mercer International, Inc.	193,065
12,700		Schweitzer-Mauduit International, Inc.	241,173
			1,269,405
		Gas: 2.0%
5,450	L	New Jersey Resources Corp.	195,601
5,350		Nicor, Inc.	237,273
7,550		Piedmont Natural Gas Co.	241,298
8,450	L	Southwest Gas Corp.	255,697
30,050		WGL Holdings, Inc.	975,123
			1,904,992
		Hand/Machine Tools: 0.4%
5,350	L	Baldor Electric Co.	154,134
4,450		Regal-Beloit Corp.	189,214
			343,348
		Healthcare - Products: 0.3%
22,600	@, L	Cardiac Science Corp.	234,136
			234,136

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 2.2%
9,600	@	AMERIGROUP Corp.	$242,304
9,900	@, L	Healthsouth Corp.	182,457
5,150	@	Magellan Health Services, Inc.	211,459
9,900	@, L	Medcath Corp.	177,408
30,950	@	RehabCare Group, Inc.	560,195
40,750	@	Res-Care, Inc.	739,205
			2,113,028
		Home Builders: 1.2%
22,300	L	M/I Homes, Inc.	507,994
10,900	@, L	Meritage Homes Corp.	269,230
15,250	L	Ryland Group, Inc.	404,430
			1,181,654
		Home Furnishings: 0.4%
31,250	L	Furniture Brands International, Inc.	328,750
			328,750
		Household Products/Wares: 1.4%
27,950		American Greetings Corp.	427,356
31,950	@	Helen of Troy Ltd.	727,502
23,400	@	Prestige Brands Holdings, Inc.	207,792
			1,362,650
		Insurance: 8.9%
23,700	L	American Equity Investment Life Holding Co.	177,750
18,150	@	American Safety Insurance Holdings Ltd.	274,247
45,143		Aspen Insurance Holdings Ltd.	1,241,433
15,250	L	Flagstone Reinsurance Holdings Ltd.	156,618
6,350		Hilb Rogal & Hobbs Co.	296,799
33,800	L	IPC Holdings Ltd.	1,021,098
16,550	L	Max Re Capital Ltd.	384,457
73,500	L	Meadowbrook Insurance Group, Inc.	518,910
12,700		Montpelier Re Holdings Ltd.	209,677
21,100		Odyssey Re Holdings Corp.	924,180
23,500		Platinum Underwriters Holdings Ltd.	833,780
37,100		Presidential Life Corp.	585,809
4,150	@, L	ProAssurance Corp.	232,400
76,800	@	Quanta Capital Holdings Ltd.	211,968
4,650		Safety Insurance Group, Inc.	176,375
24,300	@	SeaBright Insurance Holdings, Inc.	315,900
16,550	@	United America Indemnity Ltd.	235,507
28,750	L	Validus Holdings Ltd.	668,438
			8,465,346
		Internet: 1.8%
22,300	@	Avocent Corp.	456,258
29,900	@	Moduslink Global Solutions, Inc.	287,339
17,550	@, L	Perficient, Inc.	116,532
51,650	@	Secure Computing Corp.	283,042
29,850	@	SonicWALL, Inc.	156,414
31,250	@, L	TIBCO Software, Inc.	228,750
20,250	@	Vignette Corp.	217,485
			1,745,820
		Investment Companies: 4.1%
57,455	L	Apollo Investment Corp.	979,608
91,556	L	Ares Capital Corp.	954,929
57,450	L	Hercules Technology Growth Capital, Inc.	557,265
18,750		Kohlberg Capital Corp.	161,063
36,600	L	MVC Capital, Inc.	558,150
28,659	L	Patriot Capital Funding, Inc.	182,558
41,450		Prospect Capital Corp.	530,975
			3,924,548
		Leisure Time: 0.8%
58,500	L	Brunswick Corp.	748,215
			748,215
		Machinery - Diversified: 1.7%
10,400		Alamo Group, Inc.	177,320
28,650	L	Briggs & Stratton Corp.	463,557
23,900	@	Kadant, Inc.	544,203
2,300		Nacco Industries, Inc.	217,396
9,400	@	Tecumseh Products Co.	235,376
			1,637,852
		Media: 1.0%
30,850	L	Belo Corp.	183,866
18,250	@, L	Cox Radio, Inc.	192,720
27,650	L	EW Scripps Co.	195,486
13,100		Scholastic Corp.	336,408
			908,480
		Metal Fabricate/Hardware: 1.3%
9,600	L	AM Castle & Co.	165,888
15,750		Mueller Industries, Inc.	362,408
49,400	L	Mueller Water Products, Inc.	443,612
18,650	L	Worthington Industries	278,631
			1,250,539
		Mining: 0.6%
80,450	@, L	Coeur d’Alene Mines Corp.	123,089
4,650	L	Kaiser Aluminum Corp.	199,718
43,950	@, L	USEC, Inc.	237,770
			560,577

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.9%
4,750		AO Smith Corp.	$186,153
27,650	@, L	Griffon Corp.	249,403
13,600	@	Lydall, Inc.	130,968
22,800		Movado Group, Inc.	509,580
42,550		Tredegar Corp.	756,965
			1,833,069
		Oil & Gas: 2.5%
5,650	@, L	Bronco Drilling Co., Inc.	57,743
20,250	@, L	Harvest Natural Resources, Inc.	204,930
94,700	@	Meridian Resource Corp.	174,248
24,700	@, L	Parker Drilling Co.	198,094
31,150	@	Rosetta Resources, Inc.	571,914
12,800	@	Stone Energy Corp.	541,824
16,350	@, L	Swift Energy Co.	632,582
			2,381,335
		Oil & Gas Services: 0.9%
13,600	@, L	Allis-Chalmers Energy, Inc.	172,040
5,550	@, L	Complete Production Services, Inc.	111,722
3,000	@, L	SEACOR Holdings, Inc.	236,850
18,650	@, L	Trico Marine Services, Inc.	318,542
			839,154
		Pharmaceuticals: 0.3%
3,850	@, L	Alpharma, Inc.	142,027
25,400	@, L	Salix Pharmaceuticals Ltd.	162,814
			304,841
		Retail: 4.1%
53,050		Asbury Automotive Group, Inc.	611,136
6,450	L	Bob Evans Farms, Inc.	176,021
9,800		Casey’s General Stores, Inc.	295,666
31,550	@, L	Chico’s FAS, Inc.	172,579
12,500	@, L	Conn’s, Inc.	233,875
22,800	L	Haverty Furniture Cos., Inc.	260,832
8,450	@, L	Jo-Ann Stores, Inc.	177,281
32,050		O’Charleys, Inc.	280,438
7,650		Regis Corp.	210,375
15,750	@	Rex Stores Corp.	181,913
34,500	@, L	Rush Enterprises, Inc. - Class A	441,600
15,550	@	Shoe Carnival, Inc.	254,709
18,650	L	Sonic Automotive, Inc.	157,779
31,750		Stage Stores, Inc.	433,705
			3,887,909
		Savings & Loans: 2.4%
32,550	L	Abington Bancorp, Inc.	329,406
12,300		Berkshire Hills Bancorp., Inc.	393,600
14,500		First Niagara Financial Group, Inc.	228,375
19,150	L	First Place Financial Corp.	246,078
24,100		NewAlliance Bancshares, Inc.	362,223
18,650		Provident Financial Services, Inc.	307,912
29,750	L	United Financial Bancorp, Inc.	441,788
			2,309,382
		Semiconductors: 3.2%
22,500	@	Axcelis Technologies, Inc.	38,250
44,982	@	Brooks Automation, Inc.	376,050
43,055	@, L	DSP Group, Inc.	329,371
126,050	@	Entegris, Inc.	610,082
12,500	@, L	Macrovision Solutions Corp.	192,250
40,450	@	MKS Instruments, Inc.	805,360
15,650	@, L	Omnivision Technologies, Inc.	178,567
20,550	@, L	Skyworks Solutions, Inc.	171,798
39,750	@, L	Zoran Corp.	324,360
			3,026,088
		Software: 1.7%
9,700	@, L	Avid Technology, Inc.	233,382
23,600	@	Digi International, Inc.	240,720
32,750	@	JDA Software Group, Inc.	498,128
28,850	@, L	SYNNEX Corp.	644,509
			1,616,739
		Telecommunications: 2.7%
18,250	@, L	Anaren, Inc.	185,238
3,150	@, L	Anixter International, Inc.	187,457
9,900		Atlantic Tele-Network, Inc.	277,200
21,700		Black Box Corp.	749,301
10,900	@	Foundry Networks, Inc.	198,489
21,900	@, L	Harris Stratex Networks, Inc.	171,039
94,200	@, L	RF Micro Devices, Inc.	275,064
71,400	@	Sycamore Networks, Inc.	230,622
18,658	@	Syniverse Holdings, Inc.	309,909
			2,584,319

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 0.7%
18,150	@, L	Jakks Pacific, Inc.	$452,117
8,150	@	RC2 Corp.	163,000
			615,117
		Transportation: 1.2%
9,400	L	Arkansas Best Corp.	316,686
8,950	@	Gulfmark Offshore, Inc.	401,676
7,950	L	Werner Enterprises, Inc.	172,595
19,350	@, L	YRC Worldwide, Inc.	231,426
			1,122,383
		Total Common Stock
		(Cost $90,755,573)	83,773,675
REAL ESTATE INVESTMENT TRUSTS: 10.0%
		Apartments: 0.2%
6,050		Post Properties, Inc.	169,219
			169,219
		Diversified: 0.9%
15,550	L	Colonial Properties Trust	290,630
5,350		Entertainment Properties Trust	292,752
14,700		Lexington Corporate Properties Trust	253,134
			836,516
		Health Care: 1.4%
6,850		Healthcare Realty Trust, Inc.	199,678
80,250	L	Medical Properties Trust, Inc.	910,838
9,700		Senior Housing Properties Trust	231,151
			1,341,667
		Hotels: 2.6%
110,100		Ashford Hospitality Trust, Inc.	445,905
17,550	L	DiamondRock Hospitality Co.	159,705
61,850		FelCor Lodging Trust, Inc.	442,846
60,800		Hersha Hospitality Trust	452,352
19,050		LaSalle Hotel Properties	444,246
39,800		Sunstone Hotel Investors, Inc.	537,300
			2,482,354
		Mortgage: 1.5%
71,400	L	Anthracite Capital, Inc.	382,704
29,850		Gramercy Capital Corp.	77,312
98,200	L	Northstar Realty Finance Corp.	761,050
29,850		Resource Capital Corp.	180,891
			1,401,957
		Office Property: 1.2%
37,300		BioMed Realty Trust, Inc.	986,585
4,950		Corporate Office Properties Trust SBI MD	199,733
			1,186,318
		Single Tenant: 1.4%
47,700	L	National Retail Properties, Inc.	1,142,415
8,450		Realty Income Corp.	216,320
			1,358,735
		Storage: 0.3%
17,950		Extra Space Storage, Inc.	275,712
			275,712
		Warehouse/Industrial: 0.5%
32,650		DCT Industrial Trust, Inc.	244,549
3,950		EastGroup Properties, Inc.	191,733
			436,282
		Total Real Estate Investment Trusts
		(Cost $11,353,229)	9,488,760
EXCHANGE-TRADED FUNDS: 1.6%
		Exchange-Traded Funds: 1.6%
23,100	L	iShares Russell 2000 Value Index Fund	1,553,244

		Total Exchange-Traded Funds
		(Cost $1,568,936)	1,553,244

		Total Long-Term Investments
		(Cost $103,677,738)	94,815,679

Principal Amount		Value
SHORT-TERM INVESTMENTS: 33.5%
	Repurchase Agreement: 0.9%
$872,000	Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $872,036 to be received upon repurchase (Collateralized by $890,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $890,682, due 05/20/10)	$872,000

	Total Repurchase Agreement
	(Cost $872,000)	872,000

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 32.6%
$31,233,056		Bank of New York Mellon Corp. Institutional Cash Reserves		$30,948,125

		Total Securities Lending Collateral
		(Cost $31,233,056)		30,948,125

		Total Short-Term Investments
		(Cost $32,105,056)		31,820,125

		Total Investments in Securities
		(Cost $135,782,794)*	133.2%	$126,635,804
		Other Assets and Liabilities - Net	(33.2)	(31,547,495)
		Net Assets	100.0%	$95,088,309

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $139,357,988.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,310,614
		Gross Unrealized Depreciation		(14,032,798)
		Net Unrealized Depreciation		$(12,722,184)

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$125,763,804	$—
Level 2- Other Significant Observable Inputs	872,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$126,635,804	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.8%
		Biotechnology: 18.5%
66,138	@	Alexion Pharmaceuticals, Inc.	$2,599,223
84,497	@	AMAG Pharmaceuticals, Inc.	3,272,569
69,080	@	Amgen, Inc.	4,094,372
114,000	@	Amylin Pharmaceuticals, Inc.	2,305,080
69,000	@	Biogen Idec, Inc.	3,470,010
22,936	@	Bio-Rad Laboratories, Inc.	2,273,416
47,735	@	Celgene Corp.	3,020,671
229,000	@	Enzo Biochem, Inc.	2,514,420
30,267	@	Genentech, Inc.	2,684,078
44,000	@	Gilead Sciences, Inc.	2,005,520
130,818	@	Human Genome Sciences, Inc.	830,694
209,721	@	Incyte Corp.	1,604,366
63,000	@	Invitrogen Corp.	2,381,400
266,455	@	Novavax, Inc.	772,720
56,363	@	Regeneron Pharmaceuticals, Inc.	1,230,404
161,909	@, I	Sequenom, Inc.	4,310,018
28,500	@	United Therapeutics Corp.	2,997,345
			42,366,306
		Chemicals: 5.0%
132,486		Bayer AG	9,725,351
8,000		Syngenta AG	1,687,072
			11,412,423
		Commercial Services: 3.3%
86,000		McKesson Corp.	4,627,660
71,500		Pharmaceutical Product Development, Inc.	2,956,525
			7,584,185
		Electronics: 4.2%
81,000		Applied Biosystems, Inc.	2,774,250
75,500		PerkinElmer, Inc.	1,885,235
90,917	@	Thermo Electron Corp.	5,000,433
			9,659,918
		Healthcare - Products: 24.1%
111,417	@	Abiomed, Inc.	1,977,652
107,500	@	Arthrocare Corp.	2,979,900
25,000	@	Axis-Shield PLC	128,227
37,500		Baxter International, Inc.	2,461,125
31,000		Beckman Coulter, Inc.	2,200,690
37,000		Becton Dickinson & Co.	2,969,620
182,000	@	Boston Scientific Corp.	2,233,140
107,515	@	Cepheid, Inc.	1,486,932
70,000		Covidien Ltd.	3,763,200
214,000	@	ev3, Inc.	2,148,560
35,331		Fresenius AG	2,593,041
53,093	@	Gen-Probe, Inc.	2,816,584
140,000	@	Hologic, Inc.	2,706,200
56,842	@	Hospira, Inc.	2,171,364
101,000	@	Inverness Medical Innovations, Inc.	3,030,000
77,000		Medtronic, Inc.	3,857,700
139,084	@	NMT Medical, Inc.	433,942
66,000	@	Qiagen NV	1,302,180
83,000	@	Resmed, Inc.	3,569,000
42,205	@	St. Jude Medical, Inc.	1,835,495
116,500	@	Thoratec Corp.	3,058,125
55,000	@	Varian Medical Systems, Inc.	3,142,150
73,500	@	Zoll Medical Corp.	2,404,920
			55,269,747
		Healthcare - Services: 6.6%
56,000		Aetna, Inc.	2,022,160
47,517		Brookdale Senior Living, Inc.	1,044,899
73,000		Cigna Corp.	2,480,540
160,000	@	Emeritus Corp.	3,984,000
51,887		Fresenius Medical Care AG & Co. KGaA	2,680,872
261,592	@	Orchid Cellmark, Inc.	771,696
56,000	@	Psychiatric Solutions, Inc.	2,125,200
			15,109,367
		Pharmaceuticals: 26.0%
87,607		Abbott Laboratories	5,044,411
51,000		Allergan, Inc.	2,626,500
1,086,500	@	Antisoma PLC	386,503
83,000	@	Auxilium Pharmaceuticals, Inc.	2,689,200
54,000	@	Barr Pharmaceuticals, Inc.	3,526,200
66,000	@	Biodel, Inc.	221,100
103,740	@	BioMarin Pharmaceuticals, Inc.	2,748,073
107,146		Bristol-Myers Squibb Co.	2,233,994
39,500		Cardinal Health, Inc.	1,946,560
54,000	@	Cardiome Pharma Corp.	410,400

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
41,500	@	Cephalon, Inc.		$3,215,835
134,200		Chugai Pharmaceutical Co., Ltd.		2,186,865
292,000	@	Elan Corp. PLC ADR		3,115,640
143,835	@	Eurand NV		2,612,044
102,000	@	Forest Laboratories, Inc.		2,884,560
16,800	@	Indevus Pharmaceuticals, Inc.		56,280
66,976		Ipsen		3,025,561
132,627	@	Isis Pharmaceuticals, Inc.		2,240,070
35,000	@	Medco Health Solutions, Inc.		1,575,000
16,504		Merck KGaA		1,760,035
42,843		Novartis AG ADR		2,263,824
27,000	@	Onyx Pharmaceuticals, Inc.		976,860
15,908		Roche Holding AG		2,490,269
144,183		Schering-Plough Corp.		2,663,060
86,000	@	Sepracor, Inc.		1,574,660
170,126	@	Spectrum Pharmaceuticals, Inc.		239,878
34,000		Teva Pharmaceutical Industries Ltd. ADR		1,556,860
493,000	@	Theratechnologies, Inc.		2,126,258
102,000	@	Theravance, Inc.		1,270,920
				59,667,420
		Retail: 1.8%
121,559		CVS Caremark Corp.		4,091,676
				4,091,676
		Software: 1.3%
61,000	@	Cerner Corp.		2,723,040
373,990	@	Medipattern Corp.		193,276
				2,916,316
		Total Common Stock
		(Cost $208,541,141)		208,077,358
EXCHANGE-TRADED FUNDS: 1.3%
		Exchange-Traded Funds: 1.3%
50,000		Health Care Select Sector SPDR Fund		1,502,500
22,000		Pharmaceutical HOLDRs Trust		1,460,800
		Total Exchange-Traded Funds
		(Cost $3,300,592)		2,963,300
WARRANTS: 0.0%
		Stock Funds: 0.0%
133,228	I	Novavax		29,310
		Total Warrants
		(Cost $-)		29,310
		Total Long-Term Investments
		(Cost $211,841,733)		211,069,968
SHORT-TERM INVESTMENTS: 9.1%
		Affiliated Mutual Fund: 9.1%
20,839,172		ING Institutional Prime Money Market Fund - Class I		20,839,172
		Total Short-Term Investments
		(Cost $20,839,172)		20,839,172
		Total Investments in Securities
		(Cost $232,680,905)*	101.2%	$231,909,140
		Other Assets and Liabilities - Net	(1.2)	(2,640,851)
		Net Assets	100.0%	$229,268,289

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security

	*	Cost for federal income tax purposes is $232,716,553.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,060,850
		Gross Unrealized Depreciation		(22,868,263)
		Net Unrealized Depreciation		$(807,413)

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$205,344,261	$—
Level 2- Other Significant Observable Inputs	26,564,879	—
Level 3- Significant Unobservable Inputs	—	—
Total	$231,909,140	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Advertising: 1.9%
78,108		Omnicom Group	$3,011,844
			3,011,844
		Apparel: 3.1%
286,800	@	Timberland Co.	4,981,716
			4,981,716
		Beverages: 1.1%
32,487		Coca-Cola Co.	1,717,913
			1,717,913
		Biotechnology: 6.3%
98,287	@	Amgen, Inc.	5,825,470
86,236	@	Biogen Idec, Inc.	4,336,808
			10,162,278
		Commercial Services: 8.1%
59,630		Automatic Data Processing, Inc.	2,549,183
119,850	@	Bankrate, Inc.	4,663,364
94,950		Visa, Inc.	5,828,981
			13,041,528
		Cosmetics/Personal Care: 1.7%
38,203		Procter & Gamble Co.	2,662,367
			2,662,367
		Diversified Financial Services: 3.4%
144,400		Legg Mason, Inc.	5,495,864
			5,495,864
		Food: 1.7%
62,550		McCormick & Co., Inc.	2,405,048
16,650		Whole Foods Market, Inc.	333,500
			2,738,548
		Healthcare - Products: 5.1%
78,971		Medtronic, Inc.	3,956,447
29,354	@	St. Jude Medical, Inc.	1,276,605
47,412	@	Zimmer Holdings, Inc.	3,060,919
			8,293,971
		Healthcare - Services: 1.9%
64,400	@	WellPoint, Inc.	3,011,988
			3,011,988
		Household Products/Wares: 2.5%
63,750		Clorox Co.	3,996,488
			3,996,488
		Insurance: 3.6%
180,881		Marsh & McLennan Cos., Inc.	5,744,781
			5,744,781
		Internet: 12.3%
134,332	@	Amazon.com, Inc.	9,773,996
108,400	@	Blue Nile, Inc.	4,647,108
13,615	@	Google, Inc. - Class A	5,453,080
			19,874,184
		Leisure Time: 0.6%
29,243		Carnival Corp.	1,033,740
			1,033,740
		Media: 3.2%
97,550		Factset Research Systems, Inc.	5,096,988
			5,096,988
		Miscellaneous Manufacturing: 0.7%
31,574		Tyco International Ltd.	1,105,721
			1,105,721
		Oil & Gas: 5.4%
52,900		Chevron Corp.	4,363,192
59,324		ConocoPhillips	4,345,483
			8,708,675
		Oil & Gas Services: 3.0%
32,600		Schlumberger Ltd.	2,545,734
92,300	@	Weatherford International Ltd.	2,320,422
			4,866,156
		Pharmaceuticals: 7.6%
170,218		Bristol-Myers Squibb Co.	3,549,045
105,300		Merck & Co., Inc.	3,323,268
102,450		Novartis AG ADR	5,413,458
			12,285,771
		Retail: 2.6%
34,509		Best Buy Co., Inc.	1,294,088
51,550		Home Depot, Inc.	1,334,630
31,313		Target Corp.	1,535,903
			4,164,621

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors: 7.6%
377,278		Altera Corp.		$7,802,109
16,621		KLA-Tencor Corp.		526,055
96,800		Linear Technology Corp.		2,967,888
42,621		Texas Instruments, Inc.		916,352
				12,212,404
		Software: 6.8%
157,556		Microsoft Corp.		4,205,170
330,842	@	Oracle Corp.		6,719,396
				10,924,566
		Telecommunications: 5.7%
149,220	@	Cisco Systems, Inc.		3,366,403
136,412		Qualcomm, Inc.		5,861,624
				9,228,027
		Transportation: 3.3%
138,500		Expeditors International Washington, Inc.		4,825,340
8,650		United Parcel Service, Inc. - Class B		543,999
				5,369,339
		Total Common Stock
		(Cost $162,068,088)		159,729,478
SHORT-TERM INVESTMENTS: 0.0%
		Affiliated Mutual Fund: 0.0%
45,002		ING Institutional Prime Money Market Fund - Class I		45,002
		Total Short-Term Investments
		(Cost $45,002)		45,002
		Total Investments in Securities
		(Cost $162,113,090)*	99.2%	$159,774,480
		Other Assets and Liabilities - Net	0.8	1,240,849
		Net Assets	100.0%	$161,015,329

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $162,342,931.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,082,637
		Gross Unrealized Depreciation		(14,651,088)
		Net Unrealized Depreciation		$(2,568,451)

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$159,774,480	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$159,774,480	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%
		Advertising: 0.2%
14,000	@	Clear Media Ltd.	$7,096
96,750		Moshi Moshi Hotline, Inc.	2,528,671
5,100		Trader Classified Media NV	573
			2,536,340
		Aerospace/Defense: 0.4%
77,666		Raytheon Co.	4,155,908
			4,155,908
		Apparel: 0.8%
1,828,000		China Ting Group Holdings Ltd.	199,103
57,851	@	Hartmarx Corp.	108,181
1,380,000		Prime Success International Group	610,039
28,000		Shenzhou International Group Holdings Ltd.	5,955
72,235		VF Corp.	5,584,488
853,700		Yue Yuen Industrial Holdings	2,332,027
			8,839,793
		Auto Manufacturers: 0.0%
313		Hyundai Motor Co.	19,587
			19,587
		Auto Parts & Equipment: 0.9%
80,823	@, L	Amerigon, Inc.	531,815
1,212		Automotive Axles Ltd.	6,226
98,067	@	Fuel Systems Solutions, Inc.	3,378,408
7,260,000		Geely Automobile Holdings Ltd.	560,007
1,214,112	@	New Focus Auto Tech Holdings Ltd.	188,453
149,400		Nokian Renkaat OYJ	3,594,996
272,000		Weichai Power Co., Ltd.	1,040,640
1,782,000		Xinyi Glass Holding Co., Ltd.	728,962
			10,029,507
		Banks: 0.8%
141,000		Banco Latinoamericano de Exportaciones SA	2,033,220
223,751		Bank of Baroda	1,443,680
17,641		Bank of India	108,810
800	L	Boston Private Financial Holdings, Inc.	6,992
10,400		Capital One Financial Corp.	530,400
44		Jammu & Kashmir Bank Ltd.	424
142,600		Mitsubishi UFJ Financial Group, Inc. ADR	1,246,324
7,074	L	National Penn Bancshares, Inc.	103,280
394		Seven Bank Ltd.	1,050,078
236,000		Sumitomo Trust & Banking Co., Ltd.	1,572,337
508,127		Union Bank of India	1,589,401
			9,684,946
		Beverages: 1.4%
17,300		CCL Products India Ltd.	52,144
114,170		Coca-Cola Co.	6,037,310
42,800		Heineken NV	1,719,585
182,823		Molson Coors Brewing Co.	8,546,975
100	@, L	Peet’s Coffee & Tea, Inc.	2,792
			16,358,806
		Biotechnology: 1.6%
6,100	@	3SBio, Inc. ADR	39,345
43,600	@, L	Amylin Pharmaceuticals, Inc.	881,592
7,250	@	Basilea Pharmaceutica - Reg	1,073,904
115,258	@, L	BioCryst Pharmaceuticals, Inc.	361,910
73	@	Bio-Rad Laboratories, Inc.	7,236
200	@	Celera Corp.	3,090
24,326		CSL Ltd.	736,955
95,755	@, L	Cubist Pharmaceuticals, Inc.	2,128,634
143	@, L	CytRx Corp.	73
23	@, L	Exelixis, Inc.	140
317,771	@	Harvard Bioscience, Inc.	1,477,635
206,698	@, L	Human Genome Sciences, Inc.	1,312,532
9,040	@	Invitrogen Corp.	341,712
8,950,000		Mingyuan Medicare Development Co., Ltd.	955,869
11,100	@, L	Momenta Pharmaceuticals, Inc.	145,521
89,128	@	Myriad Genetics, Inc.	5,782,625
147,770	@	RTI Biologics, Inc.	1,381,650
189,057	@, L	Sangamo Biosciences, Inc.	1,455,739
30,174	@, L	Sequenom, Inc.	803,232
148,255	@	Strategic Diagnostics, Inc.	240,173
			19,129,567
		Building Materials: 0.2%
77,000		Asahi Glass Co. Ltd.	676,878
169,154		Blue Star Ltd.	1,053,510
22,510		Lloyd Electric & Engineering	27,017
			1,757,405

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals: 1.7%
200,019		Albemarle Corp.	$6,168,586
22,037		Asian Paints Ltd.	561,697
4,686		Bayer CropScience Ltd.	27,591
20,100		Celanese Corp.	560,991
84		Ecolab, Inc.	4,076
59,944		FMC Corp.	3,080,522
96	@	Landec Corp.	786
310,250		Sensient Technologies Corp.	8,727,333
26,000		Syngenta AG ADR	1,100,320
			20,231,902
		Coal: 0.7%
39,457		Arch Coal, Inc.	1,297,741
44,500		Foundation Coal Holdings, Inc.	1,583,310
926,058	@, L	International Coal Group, Inc.	5,778,602
			8,659,653
		Commercial Services: 2.5%
524,471		Accenture Ltd.	19,929,898
150		Administaff, Inc.	4,083
35,000		Atkins WS PLC	456,075
11,400		Benesse Corp.	465,625
45,896		Hillenbrand, Inc.	925,263
269,000		JobStreet Corp. Bhd	132,547
58,765		Manpower, Inc.	2,536,297
13,100	@	New Oriental Education & Technology Group ADR	841,544
56,750	@	Princeton Review, Inc.	454,000
7,967		R Stahl AG	298,263
76,482		Randstad Holdings NV	2,011,055
73,000		RR Donnelley & Sons Co.	1,790,690
100		Strayer Education, Inc.	20,026
			29,865,366
		Computers: 3.2%
2,368,794		Acer, Inc.	4,033,360
124,984	@	Affiliated Computer Services, Inc.	6,327,940
552,518		Asustek Computer, Inc.	1,093,507
38,800		Capgemini SA	1,832,941
156,266	@	Ciber, Inc.	1,092,299
27,900	@, L	DST Systems, Inc.	1,562,121
59,100	@	Gemalto NV	2,132,049
3,900		High Tech Computer Corp.	60,533
117,700		Ingenico	2,956,339
1,230,000		Lenovo Group Ltd.	542,868
1,700		Lenovo Group Ltd. ADR	14,670
262,730	@, L	LivePerson, Inc.	764,544
21,100	@	Logitech International	492,052
53,662		MTS Systems Corp.	2,259,170
520,679	@	Perot Systems Corp.	9,033,781
420,656	@, L	STEC, Inc.	3,239,051
			37,437,225
		Cosmetics/Personal Care: 0.2%
500		Beiersdorf AG	31,737
290,284		Dabur India Ltd.	570,468
19,400	L	Kalina ADR	368,600
111		Kose Corp.	3,089
100		Natura Cosmeticos SA	983
57,800		Pigeon Corp.	1,629,754
1,600		Procter & Gamble Co.	111,504
			2,716,135
		Distribution/Wholesale: 0.0%
1,000		Digital China Holdings Ltd.	332
			332
		Diversified Financial Services: 1.4%
67,361	L	Federal Agricultural Mortgage Corp.	276,180
469,595		Janus Capital Group, Inc.	11,401,767
3,248		Kenedix, Inc.	1,909,250
458,000		Marusan Securities Co., Ltd.	2,820,114
			16,407,311
		Electric: 0.2%
125	@	Lanco Infratech Ltd.	495
10,098	@, L	Pike Electric Corp.	148,744
20,700		RWE AG	1,986,620
			2,135,859
		Electrical Components & Equipment: 0.5%
69,714	W	Ametek, Inc.	2,842,240
319,200		Fortune Electric Co., Ltd.	309,434
4,046,000		Neo-Neon Holdings Ltd.	942,728
113,613	@, L	PowerSecure International, Inc.	688,495
49,285	@, L	Universal Display Corp.	540,164
			5,323,061
		Electronics: 4.5%
28,000	@	Arrow Electronics, Inc.	734,160
107,657	@, L	Cymer, Inc.	2,726,952
520,724		Gentex Corp.	7,446,353

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
894,127		I-Chiun Precision Industry Co., Ltd.	$743,674
29,534	@	II-VI, Inc.	1,141,784
68,600		Ingenico	1,723,066
89,565	@	Mettler Toledo International, Inc.	8,777,370
330,962		MIC Electronics Ltd.	682,047
33,600		National Instruments Corp.	1,009,680
202,667		PerkinElmer, Inc.	5,060,595
66,101		Seoul Semiconductor Co. Ltd.	636,526
399,360	@	Thermo Electron Corp.	21,964,800
100	@	Trimble Navigation Ltd.	2,586
236		Wacom Co., Ltd.	439,159
			53,088,752
		Energy - Alternate Sources: 0.6%
116,200		Solarworld AG	5,067,250
25,600	@	Vestas Wind Systems A/S	2,234,493
			7,301,743
		Engineering & Construction: 0.1%
1,300	@	Babis Vovos International Technical Co.	35,787
2,125	@	Insituform Technologies, Inc.	29,864
132,350		IVRCL Infrastructures & Projects Ltd.	672,544
8,230		Larsen & Toubro Ltd.	435,428
38,852		Nagarjuna Construction Co.	81,146
17,250		Prajay Engineers Syndicate Ltd.	12,814
43,056		Pratibha Industries Ltd.	220,720
28,000		Taihei Dengyo Kaisha Ltd.	198,406
			1,686,709
		Entertainment: 0.1%
5,800	@	Ascent Media Corp.	141,578
42,951		Cinemax India Ltd.	77,286
174,600	@	Eros International PLC	923,473
778,000	@	Global Digital Creations Holdings Ltd.	20,039
44,253		Inox Leisure Ltd.	60,248
60,032		PVR Ltd.	190,819
			1,413,443
		Environmental Control: 0.8%
33,259		American Ecology Corp.	920,277
114	@, L	Basin Water, Inc.	210
207,515	@, L	Fuel Tech, Inc.	3,753,946
54,600		Republic Services, Inc.	1,636,908
69,718		Waste Management, Inc.	2,195,420
28,430		Woongjin Coway Co., Ltd.	717,616
			9,224,377
		Food: 5.4%
36,000		Ajinomoto Co., Inc.	343,109
6,431		Britannia Industries Ltd.	186,294
69,800	@, L	Chiquita Brands International, Inc.	1,103,538
262,249		ConAgra Foods, Inc.	5,103,366
360,058		Corn Products International, Inc.	11,622,672
8,600		Daikokutenbussan Co., Ltd.	95,259
249,000		Del Monte Foods Co.	1,942,200
4,332,400	@	Heng Tai Consumables Group Ltd.	378,747
56,200		HJ Heinz Co.	2,808,314
204,543		Hormel Foods Corp.	7,420,820
98,036		Kellogg Co.	5,499,820
816,457		Safeway, Inc.	19,366,360
155,800		Sara Lee Corp.	1,967,754
209,000		Toyo Suisan Kaisha Ltd.	5,298,353
			63,136,606
		Forest Products & Paper: 0.0%
10,800		Glatfelter	146,232
			146,232
		Hand/Machine Tools: 0.2%
26,000		Disco Corp.	763,086
7,800	@	K-Tron International, Inc.	1,004,874
57,858		Shanthi Gears Ltd.	87,818
16,200		Snap-On, Inc.	853,092
			2,708,870
		Healthcare - Products: 7.4%
27,900	@, L	Abiomed, Inc.	495,225
100	@	Angiodynamics, Inc.	1,580
52,500		Baxter International, Inc.	3,445,575
136,800		Becton Dickinson & Co.	10,979,568
372,800	@	Boston Scientific Corp.	4,574,256
244,835	@	Bruker BioSciences Corp.	3,263,651
84,800		Densply International, Inc.	3,183,392
163,376	@	Edwards Lifesciences Corp.	9,436,598
277,044		Hengan International Group Co., Ltd.	788,408
28,200	@	Henry Schein, Inc.	1,518,288
65,415	@, L	Insulet Corp.	910,577
448,400	@, L	Kinetic Concepts, Inc.	12,819,756
287,378		Medtronic, Inc.	14,397,638
8,419	@, L	NuVasive, Inc.	415,309
13,500	@	Osteotech, Inc.	57,510

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
661,900	@, L	Qiagen NV	$13,059,287
150,461	@, L	Quidel Corp.	2,469,065
220,000		Shandong Weigao Group Medical Polymer Co., Ltd.	325,827
46,391		Steris Corp.	1,743,374
16,300		Terumo Corp.	850,280
129,179	@, L	ThermoGenesis Corp.	161,474
30,529	@	Varian Medical Systems, Inc.	1,744,122
			86,640,760
		Healthcare - Services: 2.3%
7,600	@, L	Amedisys, Inc.	369,892
192,896	@	Centene Corp.	3,956,297
249,843	@, L	Emeritus Corp.	6,221,091
56,512	@	IPC The Hospitalist Co., Inc.	1,452,358
67,000	@, L	Laboratory Corp. of America Holdings	4,656,500
46,277	@	Lincare Holdings, Inc.	1,392,475
126,000		Medial Saude SA	728,362
269		Message Co. Ltd.	258,054
40,757	@, L	Molina Healthcare, Inc.	1,263,467
74,100		Quest Diagnostics	3,828,747
166,735	@	US Physical Therapy, Inc.	2,894,520
			27,021,763
		Holding Companies - Diversified: 0.1%
217,255	@	MAX India Ltd.	772,184
126		REI Agro Ltd.	2,550
			774,734
		Home Builders: 0.0%
51,500		Boot (Henry) PLC	74,163
			74,163
		Home Furnishings: 0.2%
28,200	L	Whirlpool Corp.	2,235,978
			2,235,978
		Household Products/Wares: 1.1%
44,988		Clorox Co.	2,820,298
29,107		Godrej Consumer Products Ltd.	69,331
343,122		Tupperware Corp.	9,480,461
			12,370,090
		Insurance: 2.7%
121		Admiral Group PLC	2,225
30,100		Aflac, Inc.	1,768,375
35,200		Old Republic International Corp.	448,800
33,300	L	Progressive Corp.	579,420
136,600		Protective Life Corp.	3,894,466
338,720	L	Reinsurance Group of America, Inc. - Class A	18,290,880
84,200	@	Reinsurance Group of America, Inc. - Class B	3,992,764
88,265		XL Capital Ltd.	1,385,199
93,993		XL Capital Ltd. - Class A	1,686,234
			32,048,363
		Internet: 4.8%
195,161	@, L	Emdeon Corp.	2,230,690
35		F@N Communications, Inc.	25,543
74,800	@	GigaMedia Ltd.	551,276
145,504	@	Health Grades, Inc.	413,231
8,800	@	LBI International AB	16,370
25,790		LG Dacom Corp.	458,081
21,200	@	NDS Group PLC ADR	1,184,868
730,235	@, L	NetFlix, Inc.	22,549,654
146,962	@	Online Resources Corp.	1,141,895
123,500	@, L	Perfect World Co., Ltd. ADR	2,771,340
210,871	@, L	Priceline.com, Inc.	14,429,903
206	@, L	Rediff.Com India Ltd. ADR	845
231,814	@, L	Shanda Interactive Entertainment Ltd. ADR	5,922,848
100	@	Sify Ltd. ADR	176
204,000		Tencent Holdings Ltd.	1,491,107
184,646	@	Valueclick, Inc.	1,888,929
89	@	ValueCommerce Co. Ltd.	10,562
19,479	@, L	WebMD Health Corp.	579,305
33,910	@	YedangOnline Corp.	208,101
145,378	@, L	Zix Corp.	328,554
			56,203,278
		Iron/Steel: 0.1%
26,800		Nucor Corp.	1,058,600
4,000		United States Steel Corp.	310,440
			1,369,040
		Leisure Time: 0.3%
713,600		Giant Manufacturing Co., Ltd.	1,785,839
760,000		Merida Industry Co., Ltd.	1,230,994
3,800		Shimano, Inc.	130,818
			3,147,651
		Lodging: 0.0%
322,300		Minor International PCL	106,979
160,000		Shangri-La Asia Ltd.	229,225
49,544		TAJ GVK Hotels & Resorts Ltd.	88,942
			425,146

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.1%
31,286		Joy Global, Inc.	$1,412,250
			1,412,250
		Machinery - Diversified: 4.5%
740,318	@	AGCO Corp.	31,544,950
2,148		Bell Equipment Ltd.	6,553
3,400	@	Chart Industries, Inc.	97,104
147,700		Cummins, Inc.	6,457,444
132,806		Deere & Co.	6,573,897
7,719	@	DXP Enterprises, Inc.	411,500
1,199,000		Haitian International Holdings Ltd.	283,788
12,050		IDEX Corp.	373,791
20,400		Roper Industries, Inc.	1,161,984
46,000	@	Uzel Makina Sanayii A/S	28,263
4,600	@	Uzel Makina Sanayii AS	145
201,625	@	Zebra Technologies Corp.	5,615,256
			52,554,675
		Media: 0.0%
15,071	@	Entertainment Network India Ltd.	79,813
4,300	@	Voyager Learning Co.	17,200
			97,013
		Metal Fabricate/Hardware: 0.0%
1,476,000		EVA Precision Industrial Holdings Ltd.	126,799
7,394		Maharashtra Seamless Ltd.	44,086
			170,885
		Mining: 6.4%
414,300		Barrick Gold Corp.	15,221,382
80,700	@	Centerra Gold, Inc.	295,729
43,700	@	Eldorado Gold Corp.	273,562
1,439,700	@	Eldorado Gold Corp. (Canadian Denominated Security)	8,982,483
6,700		Franco-Nevada Corp.	126,225
30,700		GoldCorp, Inc.	965,496
308,700	@	Great Basin Gold Ltd.	632,338
2,093,800	@	High River Gold Mines Ltd.	1,219,785
669,600		Iamgold Corp.	3,693,260
145,000	@	Jaguar Mining, Inc.	819,250
112,000	L	Kinross Gold Corp.	1,805,440
585,924	@	Lihir Gold Ltd.	1,190,295
4,469,000		Midas Holdings Ltd.	1,317,830
148,300	@	Minefinders Corp.	1,107,808
224,879		Newcrest Mining Ltd.	4,672,527
812,174		Newmont Mining Corp.	31,479,864
130,000	@	Shore Gold, Inc.	134,367
13,634		Yamana Gold, Inc.	113,571
187,300		Yamana Gold, Inc. (Canadian Denominated Security)	1,539,934
			75,591,146
		Miscellaneous Manufacturing: 2.2%
24,900		Brink’s Co.	1,519,398
373,388		Cooper Industries Ltd.	14,916,851
6,900		Quixote Corp.	56,580
126,162		SPX Corp.	9,714,474
			26,207,303
		Oil & Gas: 4.6%
37,000		Berry Petroleum Co.	1,433,010
32,600	@	Callon Petroleum Co.	587,778
35,500		Canadian Natural Resources Ltd.	2,435,048
118,426		Chesapeake Energy Corp.	4,246,756
54,300	@	Concho Resources, Inc.	1,499,223
85,338	@	Denbury Resources, Inc.	1,624,836
148,237		ENSCO International, Inc.	8,542,898
24,600	@	Forest Oil Corp.	1,220,160
372,000	@	Ithaca Energy, Inc.	447,414
1,900		Murphy Oil Corp.	121,866
316,060	@	Nabors Industries Ltd.	7,876,215
172,674		Oil Search Ltd.	772,766
28,000	@	Oilexco Incorporated	274,935
722,732	@, L	Parker Drilling Co.	5,796,311
140,613		Patterson-UTI Energy, Inc.	2,815,072
102,593	@	Pioneer Drilling Co.	1,364,487
215,429	@	Pride International, Inc.	6,378,853
101,259	@	Rosetta Resources, Inc.	1,859,115
34,912		Rowan Cos., Inc.	1,066,562
36,435	@	Swift Energy Co.	1,409,670
92,350		Valero Energy Corp.	2,798,205
			54,571,180
		Oil & Gas Services: 3.8%
43,300		BJ Services Co.	828,329
392,551	@	Dresser-Rand Group, Inc.	12,353,580
181,170	@	Helix Energy Solutions Group, Inc.	4,398,808
308,327	@, L	ION Geophysical Corp.	4,375,160
105,400		Maire Tecnimont S.p.A.	373,966
74,134	@	National Oilwell Varco, Inc.	3,723,751
929,316	@, L	Newpark Resources	6,784,007

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
44,300	@	Petroleum Geo-Services ASA	$585,395
432,826	@	Weatherford International Ltd.	10,881,246
			44,304,242
		Packaging & Containers: 0.5%
53,600		Ball Corp.	2,116,664
136,700	@	Owens-Illinois, Inc.	4,018,980
			6,135,644
		Pharmaceuticals: 2.1%
76,982		Allergan, Inc.	3,964,573
11,899	@, L	Ardea Biosciences, Inc.	164,563
13,600	@, L	BioMarin Pharmaceuticals, Inc.	360,264
11,646		Divi’s Laboratories Ltd.	337,915
550,849	@	Endo Pharmaceuticals Holdings, Inc.	11,016,980
63,630		Grifols SA	1,625,830
64,800		Omnicare, Inc.	1,864,296
56,476		Piramal Healthcare Ltd.	403,152
102,100	L	Teva Pharmaceutical Industries Ltd. ADR	4,675,159
			24,412,732
		Real Estate: 0.2%
2,433,480		Ayala Land, Inc.	490,020
100		Cyrela Commercial Properties SA Empreendimentos e Participacoes	426
1,285,000		Megaworld Corp.	39,972
1,724,400		New World China Land Ltd.	403,658
98,400	@	Songbird Estates PLC	163,022
198,000		SPG Land Holdings Ltd.	41,303
28,312		WP Carey & Co., LLC	738,943
			1,877,344
		Retail: 8.7%
421,400		ABC-Mart, Inc.	11,956,048
75,500		Advance Auto Parts, Inc.	2,994,330
341,000		Ajisen China Holdings Ltd.	199,081
143,000		Belle International Holdings	102,752
127,803	@	BJ’s Wholesale Club, Inc.	4,966,425
68,686		Brown Shoe Co., Inc.	1,125,077
2,576,000		China Dongxiang Group Co.	742,232
46,095	@	Copart, Inc.	1,751,610
586,395	@	GameStop Corp.	20,060,573
19,457		Gitanjali Gems Ltd.	80,983
425,601	@	HOT Topic, Inc.	2,813,223
100		Inditex SA	4,231
100		Jollibee Foods Corp.	108
56,150	@	Koutons Retail India Ltd.	855,474
52,500		Liz Claiborne, Inc.	862,575
200		Nafco Co., Ltd.	2,720
4,600		Otsuka Kagu Ltd.	42,228
67,357		Pantaloon Retail India Ltd.	379,794
30,263	@, L	Papa John’s International, Inc.	821,943
33,051	@, L	PF Chang’s China Bistro, Inc.	778,021
8,100		Plant Co., Ltd.	20,099
16,405	@	Pou Sheng International Holdings Ltd.	1,901
276,287		Ross Stores, Inc.	10,170,124
681,053	@, L	Sally Beauty Holdings, Inc.	5,857,056
119,253	@, L	Sonic Corp.	1,737,516
83,900		St. Marc Holdings Co., Ltd.	2,612,966
154,000	@	Starbucks Corp.	2,289,980
47,700		TJX Cos., Inc.	1,455,804
96,300		Tsuruha Holdings, Inc.	2,913,620
411,400		Wal-Mart Stores, Inc.	24,638,746
11,800		Yum! Brands, Inc.	384,798
			102,622,038
		Semiconductors: 4.8%
100		Aixtron AG	597
796,090		Altera Corp.	16,463,141
150,945	@	ATMI, Inc.	2,713,991
116,473	@, L	Cree, Inc.	2,653,255
671,175		Epistar Corp.	910,839
1,732,720		Formosa Epitaxy, Inc.	933,306
359,017		Intersil Corp.	5,952,502
101,100		Kontron AG	1,038,202
146,881	@, L	Macrovision Solutions Corp.	2,259,030
32,100		National Semiconductor Corp.	552,441
39,893	@, L	Omnivision Technologies, Inc.	455,179
926,289		Opto Technology Corp.	405,710
49,289	@	Pericom Semiconductor Corp.	517,535
1,194,027	@, L	PMC - Sierra, Inc.	8,859,680
209,990		Powertech Technology, Inc.	467,011
256,585		Richtek Technology Corp.	1,388,863
6,370	@, L	Rubicon Technology, Inc.	45,991
463,108		Xilinx, Inc.	10,859,883
			56,477,156
		Software: 2.4%
32,300	@	Adobe Systems, Inc.	1,274,881
73,817	@, L	Allscripts Healthcare Solutions, Inc.	918,283

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Software (continued)
84,807	@	Ansys, Inc.		$3,211,641
180,750	@	Aspen Technology, Inc.		2,295,525
60,330	@	Athenahealth, Inc.		2,007,179
313,200	@	Autonomy Corp. PLC		5,815,226
30,500		Datacash Group PLC		157,415
1,135	@	Eclipsys Corp.		23,778
117		Educomp Solutions Ltd.		8,583
5,978,000		Kingdee International Software Group Co., Ltd.		1,152,428
94,300	@, L	Longtop Financial Technologies Ltd. ADR		1,328,687
58	@	Omnicell, Inc.		763
36,769		Quality Systems, Inc.		1,553,858
45,822	@	Solera Holdings, Inc.		1,316,008
5,044	@	SPSS, Inc.		148,092
48,600	@	Sybase, Inc.		1,488,132
71,400	@	UbiSoft Entertainment		4,966,953
				27,667,432
		Telecommunications: 3.8%
125,248		Adtran, Inc.		2,441,084
500	@	Africa Cellular Towers Ltd.		106
128	@	Airspan Networks, Inc.		44
100	@	Alvarion Ltd.		581
254,817	@, L	Comtech Telecommunications		12,547,189
665,464	@	Juniper Networks, Inc.		14,021,326
302,488	@, L	Polycom, Inc.		6,996,547
100		Sprint Nextel Corp.		610
266,300		Verizon Communications, Inc.		8,545,567
				44,553,054
		Toys/Games/Hobbies: 2.1%
537,190		Hasbro, Inc.		18,651,237
237,616	@, L	Leapfrog Enterprises, Inc.		2,509,225
95,642	@, L	Marvel Entertainment, Inc.		3,265,218
				24,425,680
		Transportation: 0.5%
116,300		CSX Corp.		6,346,491
24,598		Transport Corp. of India Ltd.		35,152
				6,381,643
		Venture Capital: 0.1%
7,900		Jafco Co., Ltd.		297,771
244,000		Japan Asia Investment Co., Ltd.		488,719
				786,490
		Total Common Stock
		(Cost $1,258,858,875)		1,106,554,308
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Diversified: 0.0%
1		British Land Co. PLC		13
33,669	L	CapitalSource, Inc.		414,129
				414,142
		Health Care: 0.7%
322,126		Senior Housing Properties Trust		7,676,263
				7,676,263
		Office Property: 0.0%
7,100		SL Green Realty Corp.		460,080
				460,080
		Warehouse/Industrial: 0.3%
4,000		First Industrial Realty Trust, Inc.		114,720
67,400		Prologis		2,781,598
				2,896,318
		Total Real Estate Investment Trusts
		(Cost $10,954,219)		11,446,803
		Total Long-Term Investments
		(Cost $1,269,813,094)		1,118,001,111
SHORT-TERM INVESTMENTS: 17.8%
		Affiliated Mutual Fund: 3.8%
43,818,450		ING Institutional Prime Money Market Fund - Class I		43,818,450
		Total Mutual Fund
		(Cost $43,818,450)		43,818,450

Principal Amount				Value
		Securities Lending Collateral(cc): 14.0%
$166,193,338		Bank of New York Mellon Corp. Institutional Cash Reserves		$164,663,139
		Total Securities Lending Collateral
		(Cost $166,193,338)		164,663,139
		Total Short-Term Investments
		(Cost $210,011,788)		208,481,589
		Total Investments in Securities
		(Cost $1,479,824,882)*	113.0%	$1,326,482,700
		Other Assets and Liabilities - Net	(13.0)	(152,455,062)
		Net Assets	100.0%	$1,174,027,638

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
*	Cost for federal income tax purposes is $1,489,897,352.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$26,668,480
	Gross Unrealized Depreciation	(190,083,132)
	Net Unrealized Depreciation	$(163,414,652)

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,192,149,002	$—
Level 2- Other Significant Observable Inputs	134,333,698	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,326,482,700	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.5%
		Aerospace/Defense: 1.9%
57,925		BAE Systems PLC	$427,017
49,850		Kaman Corp.	1,419,728
23,300	@	LMI Aerospace, Inc.	468,563
88,802		Meggitt PLC	298,807
9,656		Thales SA	487,286
			3,101,401
		Agriculture: 0.3%
15,030		Imperial Tobacco Group PLC	482,472
			482,472
		Airlines: 0.2%
16,438		Air France-KLM	376,355
			376,355
		Auto Manufacturers: 1.8%
5,828		DaimlerChrysler AG	294,281
165,500		General Motors Corp.	1,563,975
7,421		Peugeot SA	279,298
24,020		Scania AB - B Shares	295,834
10,600		Toyota Motor Corp.	453,177
			2,886,565
		Auto Parts & Equipment: 0.9%
30,400		Autoliv, Inc.	1,026,000
4,471	@	Continental AG	443,430
			1,469,430
		Banks: 2.0%
94,800		Bank of America Corp.	3,318,000
			3,318,000
		Building Materials: 1.2%
6,227		Cie de Saint-Gobain	322,112
16,438		CRH PLC	347,863
4,312		Geberit AG - Reg	528,815
36,000		JS Group Corp.	453,203
3,514		Lafarge SA	369,982
			2,021,975
		Chemicals: 5.8%
7,263		Akzo Nobel NV	348,687
27,050		Eastman Chemical Co.	1,489,373
94,450		EI Du Pont de Nemours & Co.	3,806,335
18,750		Penford Corp.	331,688
23,500		PPG Industries, Inc.	1,370,520
30,400		Rohm & Haas Co.	2,128,000
			9,474,603
		Commercial Services: 2.7%
17,555		Abertis Infraestructuras SA	345,538
39,894		Bunzl PLC	469,332
50,650		Deluxe Corp.	728,854
88,650	@	Hackett Group, Inc.	482,256
29,300	@	Kendle International, Inc.	1,310,003
43,900		RR Donnelley & Sons Co.	1,076,867
			4,412,850
		Computers: 2.4%
57,500		Diebold, Inc.	1,903,825
65,800	@	Netscout Systems, Inc.	700,112
64,000	@	Radiant Systems, Inc.	556,160
42,700	@	Stratasys, Inc.	745,969
			3,906,066
		Distribution/Wholesale: 1.1%
35,100		Genuine Parts Co.	1,411,371
40,800		Sumitomo Corp.	380,413
			1,791,784
		Diversified Financial Services: 4.5%
143,150		Citigroup, Inc.	2,936,007
96,350		JPMorgan Chase & Co.	4,499,545
			7,435,552
		Electric: 0.6%
40,750		Constellation Energy Group, Inc.	990,225
			990,225
		Electronics: 1.4%
29,300		Badger Meter, Inc.	1,375,635
76,000		Methode Electronics, Inc.	679,440
27,150	@	Spectrum Control, Inc.	202,811
			2,257,886
		Engineering & Construction: 4.3%
6,944		Bouygues SA	314,566
29,350	@	Exponent, Inc.	971,192

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
57,000		Fluor Corp.	$3,174,900
8,062		Grupo Ferrovial	370,607
38,950	@	Layne Christensen Co.	1,379,999
14,442		Sacyr Vallehermoso SA	239,678
144,300		SembCorp Industries Ltd.	330,579
7,583		Vinci SA	357,280
			7,138,801
		Entertainment: 0.2%
58,244		Aristocrat Leisure Ltd.	305,175
			305,175
		Environmental Control: 1.1%
41,500	@	Metalico, Inc.	244,850
49,950		Waste Management, Inc.	1,572,926
			1,817,776
		Food: 5.4%
32,157		Associated British Foods PLC	408,065
29,566		Cadbury PLC	297,247
69,200		ConAgra Foods, Inc.	1,346,632
7,650		Danisco A/S	429,961
6,465		Delhaize Group	375,514
42,200		Hershey Co.	1,668,588
35,200		HJ Heinz Co.	1,758,944
67,739		J Sainsbury PLC	424,828
128,700	@	SunOpta, Inc.	792,792
60,477		Tesco PLC	420,615
15,482		Unilever NV	435,800
19,310		Woolworths Ltd.	425,361
			8,784,347
		Food Service: 0.3%
8,077		Sodexho Alliance SA	476,655
			476,655
		Forest Products & Paper: 1.9%
51,050		International Paper Co.	1,336,489
52,150		MeadWestvaco Corp.	1,215,617
111,300		OJI Paper Co., Ltd.	559,559
			3,111,665
		Gas: 0.6%
16,150		EnergySouth, Inc.	992,095
			992,095
		Healthcare - Products: 2.3%
25,050	@	Cynosure, Inc.	449,397
23,500	@	Exactech, Inc.	522,640
45,800	@	Hanger Orthopedic Group, Inc.	799,210
37,750	@	IRIS International, Inc.	675,725
54,600	@	Sonic Innovations, Inc.	138,684
36,650	@	SurModics, Inc.	1,154,109
			3,739,765
		Holding Companies - Diversified: 0.2%
97,018		TUI Travel PLC	375,143
			375,143
		Home Builders: 1.0%
44,500		MDC Holdings, Inc.	1,628,255
			1,628,255
		Home Furnishings: 0.4%
29,350	@	Universal Electronics, Inc.	733,163
			733,163
		Household Products/Wares: 1.8%
31,100		Avery Dennison Corp.	1,383,328
23,500		Kimberly-Clark Corp.	1,523,740
			2,907,068
		Internet: 0.9%
125,600	@	NIC, Inc.	866,640
15,900		Trend Micro, Inc.	602,646
			1,469,286
		Iron/Steel: 2.9%
22,981		Acerinox SA	411,631
11,200		JFE Holdings, Inc.	347,381
22,200		Olympic Steel, Inc.	654,678
20,240		Ssab Svenskt Stal AB	321,842
9,976		ThyssenKrupp AG	304,360
35,000		United States Steel Corp.	2,716,350
			4,756,242
		Leisure Time: 1.7%
37,150		Carnival Corp.	1,313,253
34,000		Polaris Industries, Inc.	1,546,660
			2,859,913
		Lodging: 0.5%
7,104		Accor SA	379,399
32,633		Intercontinental Hotels Group PLC	404,317
			783,716
		Machinery - Construction & Mining: 0.3%
35,980		Atlas Copco AB	408,768
			408,768

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 3.5%
64,000		Amada Co., Ltd.	$351,477
38,550	@	Columbus McKinnon Corp.	908,624
45,500		Deere & Co.	2,252,250
16,118		Kone OYJ	438,655
37,850		Tennant Co.	1,296,741
22,117		Zardoya-Otis SA	482,807
			5,730,554
		Media: 1.2%
94,250		Belo Corp.	561,730
45,878		British Sky Broadcasting PLC	341,327
7,583		Lagardere SCA	341,813
36,550		Reed Elsevier PLC	363,953
17,555		Wolters Kluwer NV	355,807
			1,964,630
		Metal Fabricate/Hardware: 1.3%
28,730		Assa Abloy AB	347,907
43,400	@	RBC Bearings, Inc.	1,462,146
15,000		Sims Group Ltd.	363,430
			2,173,483
		Mining: 0.2%
190,604		Oxiana Ltd.	241,855
			241,855
		Miscellaneous Manufacturing: 4.7%
156,600		General Electric Co.	3,993,300
42,400		Koppers Holdings, Inc.	1,586,184
23,400	@	Park-Ohio Holdings Corp.	418,626
58,600		Textron, Inc.	1,715,808
			7,713,918
		Oil & Gas: 6.1%
11,500		Diamond Offshore Drilling	1,185,190
41,250		Hess Corp.	3,385,800
49,350		Murphy Oil Corp.	3,165,309
89,500		Nippon Mining Holdings, Inc.	360,509
51,039		Origin Energy Ltd.	660,169
13,647		Royal Dutch Shell PLC - Class B	383,381
17,028		Statoil ASA	404,642
13,166		Woodside Petroleum Ltd.	531,261
			10,076,261
		Oil & Gas Services: 3.4%
17,650	@	Bolt Technology Corp.	255,396
20,100	@	Mitcham Industries, Inc.	202,809
37,550	@	NATCO Group, Inc.	1,508,759
18,672		SBM Offshore NV	399,733
56,000		Smith International, Inc.	3,283,840
			5,650,537
		Packaging & Containers: 1.9%
60,650		Bemis Co.	1,589,637
50,350		Sonoco Products Co.	1,494,388
			3,084,025
		Pharmaceuticals: 8.9%
13,400		Astellas Pharma, Inc.	563,058
30,400		Eli Lilly & Co.	1,338,512
57,700	@	Express Scripts, Inc.	4,259,414
83,300	@	Medco Health Solutions, Inc.	3,748,500
9,454		Novartis AG	497,749
182,850		Pfizer, Inc.	3,371,754
6,145		Sanofi-Aventis	404,005
9,500		Takeda Pharmaceutical Co., Ltd.	478,331
			14,661,323
		Real Estate: 0.2%
143,700		Fraser and Neave Ltd.	360,433
			360,433
		Retail: 3.5%
157,050		Home Depot, Inc.	4,066,017
3,832		PPR	342,878
77,450	@	Rush Enterprises, Inc. - Class A	991,360
20,906		Whitbread PLC	395,413
			5,795,668
		Semiconductors: 1.4%
43,000	@	Netlogic Microsystems, Inc.	1,300,320
51,500	@	Pericom Semiconductor Corp.	540,750
39,576		STMicroelectronics NV	401,310
			2,242,380
		Software: 1.1%
85,500	@	Phase Forward, Inc.	1,787,805
			1,787,805
		Telecommunications: 5.8%
98,400		AT&T, Inc.	2,747,328
18,832		Elisa OYJ	369,531
35,450	@	GeoEye, Inc.	784,509

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
15,482		Hellenic Telecommunications Organization SA		$278,288
65,900	@	Novatel Wireless, Inc.		399,354
306		NTT DoCoMo, Inc.		489,813
22,023		SES Global SA		457,764
47,250		Shenandoah Telecom Co.		1,042,808
93,850		Verizon Communications, Inc.		3,011,647
				9,581,042
		Transportation: 0.7%
59,000		Kawasaki Kisen Kaisha Ltd.		365,013
74,000		Nippon Yusen KK		482,377
57,895		Toll Holdings Ltd.		327,951
				1,175,341
		Total Common Stock
		(Cost $199,553,000)		158,452,252
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
10,300		iShares MSCI EAFE Index Fund		579,890
		Total Exchange-Traded Funds
		(Cost $599,608)		579,890
		Total Long-Term Investments
		(Cost $200,152,608)		159,032,142

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreement: 2.8%
$4,519,000		Deutsche Bank Repurchase Agreement dated 09/30/08, 2.000%, due 10/01/08, $4,519,251 to be received upon repurchase (Collateralized by $4,613,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $4,611,616, due 10/31/08)		$4,519,000
		Total Short-Term Investments
		(Cost $4,519,000)		4,519,000
		Total Investments in Securities
		(Cost $204,671,608)*	99.6%	$163,551,142
		Other Assets and Liabilities - Net	0.4	697,415
		Net Assets	100.0%	$164,248,557

	@	Non-income producing security
	*	Cost for federal income tax purposes is $206,202,779.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,076,139
		Gross Unrealized Depreciation		(43,727,776)
		Net Unrealized Depreciation		$(42,651,637)

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$130,059,300	$(163,386)
Level 2- Other Significant Observable Inputs	33,491,842	—
Level 3- Significant Unobservable Inputs	—	—
Total	$163,551,142	$(163,386)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Focus 5 Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
DJIA Mini e-CBOT	46	12/19/08	$(74,565)
Russell 2000 Mini	16	12/19/08	(16,443)
S&P 500 E-Mini	22	12/19/08	(72,378)
			$(163,386)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCK: 32.9%
	Banks: 2.7%
300,000	Bank of America Corp.	$10,500,000
300,000	HSBC Holdings PLC	4,853,454
50,000	Wells Fargo & Co.	1,876,500
		17,229,954
	Chemicals: 0.4%
75,000	Dow Chemical Co.	2,383,500
		2,383,500
	Electric: 14.2%
85,000	Ameren Corp.	3,317,550
100,000	American Electric Power Co., Inc.	3,703,000
120,000	Consolidated Edison, Inc.	5,155,200
200,000	Dominion Resources, Inc.	8,556,000
500,000	Duke Energy Corp.	8,715,000
90,000	FirstEnergy Corp.	6,029,100
76,400	FPL Group, Inc.	3,842,920
225,000	PG&E Corp.	8,426,250
125,000	Pinnacle West Capital Corp.	4,301,250
19,016	PNM Resources, Inc.	194,724
100,000	Portland General Electric Co.	2,366,000
75,000	Progress Energy, Inc.	3,234,750
200,000	Public Service Enterprise Group, Inc.	6,558,000
110,000	Puget Energy, Inc.	2,937,000
380,000	Southern Co.	14,322,200
150,000	TECO Energy, Inc.	2,359,500
350,000	Xcel Energy, Inc.	6,996,500
		91,014,944
	Gas: 1.9%
120,000	AGL Resources, Inc.	3,765,600
100,000	Atmos Energy Corp.	2,662,000
50,000	Centerpoint Energy, Inc.	728,500
40,000	NiSource, Inc.	590,400
80,800	Sempra Energy	4,077,976
		11,824,476
	Mining: 0.1%
3,074	Anglogold Ashanti Ltd. ADR	71,009
10,000	Barrick Gold Corp.	367,400
		438,409
	Miscellaneous Manufacturing: 1.3%
6,763	3M Co.	461,981
310,000	General Electric Co.	7,905,000
		8,366,981
	Oil & Gas: 3.5%
262,300	Canadian Oil Sands Trust	9,552,970
70,000	Chevron Corp.	5,773,600
100,000	ConocoPhillips	7,325,000
		22,651,570
	Pharmaceuticals: 3.4%
125,000	Bristol-Myers Squibb Co.	2,606,250
250,000	Merck & Co., Inc.	7,890,000
600,000	Pfizer, Inc.	11,064,000
		21,560,250
	Pipelines: 0.5%
130,000	Spectra Energy Corp.	3,094,000
		3,094,000
	Retail: 0.7%
70,000	Home Depot, Inc.	1,812,300
55,000	Target Corp.	2,697,750
		4,510,050
	Semiconductors: 2.2%
462,226	Intel Corp.	8,657,493
200,000	Maxim Integrated Products	3,620,000
70,000	Microchip Technology, Inc.	2,060,100
		14,337,593
	Telecommunications: 2.0%
345,000	AT&T, Inc.	9,632,400
100,000	Verizon Communications, Inc.	3,209,000
		12,841,400
	Total Common Stock
	(Cost $233,965,326)	210,253,127
REAL ESTATE INVESTMENT TRUSTS: 0.2%
	Diversified: 0.2%
40,000	Duke Realty Corp.	983,200
		983,200

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Mortgage: 0.0%
85,900		iStar Financial, Inc.	$223,340
			223,340
		Total Real Estate Investment Trusts
		(Cost $3,803,431)	1,206,540
PREFERRED STOCK: 4.6%
		Auto Manufacturers: 0.2%
120,000	P	General Motors Corp.	960,000
			960,000
		Banks: 0.6%
4,270		Bank of America Corp.	3,578,260
1,500		Wachovia Corp.	577,500
			4,155,760
		Diversified Financial Services: 2.4%
35,000	P	Citigroup, Inc.	1,435,000
175,000		Comcast Corp.	3,259,463
81,000		Legg Mason, Inc.	2,835,000
10,000	±	Lehman Brothers Holdings, Inc.	7,500
11,370	±	Lehman Brothers Holdings, Inc.	11,370
100,000	#	Morgan Stanley	7,484,330
			15,032,663
		Electric: 0.5%
72,500	P	CMS Energy Trust I	3,187,825
			3,187,825
		Insurance: 0.1%
65,000		American International Group, Inc.	558,350
			558,350
		Pharmaceuticals: 0.5%
20,000		Schering-Plough Corp.	3,460,400
			3,460,400
		Real Estate: 0.1%
30,000		Felcor Lodging Trust, Inc.	367,500
			367,500
		Savings & Loans: 0.0%
5,000	±	Washington Mutual, Inc.	1,400
			1,400
		Sovereign: 0.2%
191,500	P	Federal Home Loan Mortgage Corporation	312,145
50	P	Federal National Mortgage Association	175,000
504,160	P	Federal National Mortgage Association	1,016,710
			1,503,855
		Total Preferred Stock
		(Cost $88,208,099)	29,227,753

Principal Amount			Value
CONVERTIBLE BONDS: 1.4%
		Diversified Financial Services: 0.8%
$5,000,000	#	Goldman Sachs Group, Inc., 9.000%, due 08/18/09	$1,979,000
8,940,000	#	Goldman Sachs Group, Inc., 10.000%, due 02/27/09	3,161,095
			5,140,095
		Pharmaceuticals: 0.2%
1,500,000	#, L	Mylan, Inc., 3.750%, due 09/15/15	1,481,250
			1,481,250
		Semiconductors: 0.4%
4,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	2,300,000
			2,300,000
		Total Convertible Bonds
		(Cost $11,875,466)	8,921,345
CORPORATE BONDS/NOTES: 48.9%
		Aerospace/Defense: 0.1%
900,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	819,000
			819,000
		Auto Manufacturers: 0.1%
1,500,000		Ford Motor Co., 7.450%, due 07/16/31	652,500
500,000	C, L	General Motors Corp., 8.375%, due 07/15/33	202,500
			855,000
		Auto Parts & Equipment: 0.7%
690,363		Allison Transmission, Inc., 5.220%, due 08/07/14	573,741
120,968		Allison Transmission, Inc., 5.240%, due 08/07/14	100,533
120,968		Allison Transmission, Inc., 5.560%, due 08/07/14	100,533
532,258		Allison Transmission, Inc., 5.570%, due 08/07/14	442,344
3,959,900		U.S. Investigations Services, Inc., 5.954%, due 04/01/15	3,455,013
			4,672,164
		Banks: 0.5%
1,325,000	C	Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,156,460
2,000,000	C, L	Wells Fargo Capital XV, 9.750%, due 12/29/49	1,941,866
			3,098,326
		Building Materials: 0.3%
2,300,000	#, C	Nortek, Inc., 10.000%, due 12/01/13	2,035,500
			2,035,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Chemicals: 0.5%
EUR	3,000,000	#, C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	$2,248,955
$700,000		C	Johnsondiversey, Inc., 9.625%, due 05/15/12	701,750
				2,950,705
			Commercial Services: 1.6%
	6,500,000	#, C	Ceridian Corp., 11.250%, due 11/15/15	5,378,750
	4,700,000	C, L	Hertz Corp., 8.875%, due 01/01/14	4,077,250
	500,000	C, L	Hertz Corp., 10.500%, due 01/01/16	420,000
				9,876,000
			Computers: 0.6%
	800,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	724,000
	800,000	C	Sungard Data Systems, Inc., 10.250%, due 08/15/15	698,000
	2,500,000	#, C	Sungard Data Systems, Inc., 10.625%, due 05/15/15	2,362,500
				3,784,500
			Diversified Financial Services: 8.2%
	1,000,000		American Express Co., 7.000%, due 03/19/18	884,037
	5,000,000		American Express Credit Corp., 7.300%, due 08/20/13	4,827,475
	3,000,000	#, C	CEVA Group PLC, 10.000%, due 09/01/14	2,895,000
	1,000,000		Ford Motor Credit Co., 7.250%, due 10/25/11	636,278
	16,000,000		Ford Motor Credit Co., 7.375%, due 10/28/09	12,866,377
	5,000,000		Ford Motor Credit Co., 7.875%, due 06/15/10	3,818,000
	2,500,000		Ford Motor Credit Co., 9.750%, due 09/15/10	1,793,408
	2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	1,380,540
	10,000,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	7,146,040
	1,300,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	580,354
	2,800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	1,113,689
	11,200,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	6,707,803
	6,000,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	5,064,786
	4,400,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 09/26/14	572,000
	2,300,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 05/02/18	299,000
	1,000,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	886,233
	1,976,000	#, C	Residential Capital, LLC, 9.625%, due 05/15/15	484,120
	400,000	+, C, L	Vanguard Health Holding Co. I, LLC, 11.820%, due 10/01/15	348,000
				52,303,140
			Electric: 3.9%
	8,100,000	&, #, C	Energy Future Holdings, 11.250%, due 11/01/17	6,885,000
	1,500,000	#, C	Intergen NV, 9.000%, due 06/30/17	1,507,500
	1,200,000		PNM Resources, Inc., 9.250%, due 05/15/15	1,188,000
	3,000,000	C	Public Service Co. of New Mexico, 7.950%, due 05/15/18	2,836,350
	1,000,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	755,000
	1,100,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	819,500
	903,750		Texas Competitive Electric Holdings Co., LLC, 5.989%, due 10/24/14	767,058
	2,535,000		Texas Competitive Electric Holdings Co., LLC, 6.302%, due 10/24/14	2,151,581
	5,000,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	4,537,500
	4,000,000	&,#, C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	3,410,000
	35,000		TXU Corp. TL, 7.262%, due 10/31/14	29,706
				24,887,195
			Electronics: 0.8%
	2,000,000	C	Flextronics International Ltd., 6.250%, due 11/15/14	1,700,000
	1,250,000	C	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	646,875
	2,050,000	C, L	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,804,000
	1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	855,000
				5,005,875
			Environmental Control: 1.0%
	2,500,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	2,337,500
	900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	843,750
	3,500,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	3,421,250
				6,602,500
			Food: 0.2%
	1,300,000	+, C	Dole Food Co., Inc., 8.625%, due 05/01/09	1,248,000
				1,248,000
			Healthcare - Products: 0.2%
	96,000		Bausch & Lomb, Inc, 3.250%, due 04/26/15	89,360
	952,800		Bausch & Lomb, Inc, 7.012%, due 04/26/15	886,898
	144,000		Bausch & Lomb, Inc., 7.012%, due 04/26/15	134,040
				1,110,298
			Healthcare - Services: 5.2%
	5,000,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	4,775,000
	4,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,820,000
	2,000,000	C	HCA, Inc., 6.500%, due 02/15/16	1,595,000
	2,200,000	C	HCA, Inc., 9.250%, due 11/15/16	2,145,000
	4,500,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	4,173,750
	3,000,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,745,000
	12,000,000	C	Tenet Healthcare Corp., 9.250%, due 02/01/15	11,400,000
	3,223,000	&, C	US Oncology Holdings, Inc., 8.334%, due 03/15/12	2,481,710
				33,135,460
			Home Builders: 0.7%
	1,250,000	C	Beazer Homes USA, Inc., 6.875%, due 07/15/15	781,250
	1,500,000	C	D.R. Horton, Inc., 5.625%, due 01/15/16	1,117,500
	1,000,000	C	D.R. Horton, Inc., 6.500%, due 04/15/16	765,000
	2,500,000	C	KB Home, 5.750%, due 02/01/14	2,025,000
				4,688,750

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Household Products/Wares: 0.2%
$1,500,000	+, C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	$1,462,500
			1,462,500
		Insurance: 1.3%
6,500,000	#, C	American International Group, Inc., 8.175%, due 05/15/58	1,041,781
5,000,000	#	American International Group, Inc., 8.250%, due 08/15/18	2,908,825
6,000,000	#, C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	4,327,242
			8,277,848
		Lodging: 0.4%
1,700,000	C	MGM Mirage, 6.625%, due 07/15/15	1,190,000
2,000,000	C	MGM Mirage, 6.750%, due 04/01/13	1,570,000
			2,760,000
		Machinery - Construction & Mining: 0.6%
4,000,000	C	Terex Corp., 8.000%, due 11/15/17	3,660,000
			3,660,000
		Media: 6.6%
4,950,000	C, L	Cablevision Systems Corp., 8.000%, due 04/15/12	4,677,750
5,000,000	C	CanWest Media, Inc., 8.000%, due 09/15/12	4,200,000
5,000,000	+, C, L	CCH I Holdings, LLC, 11.750%, due 05/15/14	1,950,000
5,000,000	+, C, L	CCH I Holdings, LLC, 13.500%, due 01/15/14	2,125,000
5,000,000	C, L	CCH I, LLC, 11.000%, due 10/01/15	3,325,000
8,000,000	C, L	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	7,240,000
1,000,000	C	Dex Media, Inc., 8.000%, due 11/15/13	465,000
5,000,000	+, C	Dex Media, Inc., 29.460%, due 11/15/13	2,325,000
5,200,000	#, C	DirecTV Holdings, LLC/DirecTV Financing Co., 7.625%, due 05/15/16	4,732,000
6,000,000	C	Echostar DBS Corp., 7.750%, due 05/31/15	5,115,000
3,600,000	C, L	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,422,000
2,000,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	690,000
6,000,000	C, L	RH Donnelley Corp., 8.875%, due 10/15/17	2,070,000
3,750,000	&, #, C, L	Univision Communications, Inc., 9.750%, due 03/15/15	1,762,500
			42,099,250
		Metal Fabricate/Hardware: 0.4%
2,379,210	&, #, C	Rexnord Holdings, Inc., 9.810%, due 03/01/13	2,379,210
			2,379,210
		Miscellaneous Manufacturing: 0.3%
1,000,000	C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	915,000
1,200,000	C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,140,000
			2,055,000
		Oil & Gas: 4.3%
1,000,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	940,000
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,440,000
6,000,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	5,550,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,513,000
3,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	2,685,000
2,500,000	C	OPTI Canada, Inc., 7.875%, due 12/15/14	2,225,000
4,200,000	#, C	PetroHawk Energy Corp., 7.875%, due 06/01/15	3,675,000
1,900,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,701,190
2,000,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,590,000
2,500,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	1,962,500
3,000,000	#, C	W&T Offshore, Inc., 8.250%, due 06/15/14	2,415,000
			27,696,690
		Oil & Gas Services: 0.3%
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,750,000
			1,750,000
		Packaging & Containers: 0.6%
1,500,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,177,500
1,650,015		Berry Plastics Holding Corp., 9.791%, due 06/15/14	990,009
1,700,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,428,000
			3,595,509
		Pipelines: 2.2%
6,000,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	5,490,000
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	2,012,500
1,300,000	C	Dynegy Holdings, Inc., 8.750%, due 02/15/12	1,235,000
4,500,000	C	El Paso Corp., 7.250%, due 06/01/18	4,207,500
1,500,000	C	El Paso Corp., 7.750%, due 01/15/32	1,262,930
			14,207,930
		Real Estate: 1.0%
1,400,000	C	Host Marriott LP, 6.375%, due 03/15/15	1,144,500
4,500,000		iStar Financial, Inc., 4.383%, due 10/01/12	2,430,000
500,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	250,167
5,000,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	2,602,060
			6,426,727
		Retail: 1.3%
5,500,000	C	Dollar General Corp., 10.625%, due 07/15/15	5,445,000
3,000,000	&, C	Dollar General Corp., 11.875%, due 07/15/17	2,790,000
			8,235,000
		Savings & Loans: 0.0%
1,750,000	#, C	Washington Mutual IV, 9.750%, due 10/29/49	10,938
			10,938
		Semiconductors: 1.2%
6,300,000	C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	4,378,500
5,000,000	C, L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	3,225,000
			7,603,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Software: 1.2%
$1,844,688		First Data Corp., 5.926%, due 09/24/14		$1,584,895
383,345		First Data Corp., 6.512%, due 09/24/14		329,358
5,200,000	#, C, L	First Data Corp., 9.875%, due 09/24/15		4,088,500
1,861,980		First Data Processing Corp., 5.947%, due 09/24/14		1,599,752
				7,602,505
		Stock Funds: 1.7%
10,000,000		Clear Channel Communications, Inc., 7.359%, due 11/13/15		8,208,331
1,869,962		First Data Corp., 5.947%, due 09/24/14		1,606,610
2,000,000		Idearc, Inc., Discount Note, due 11/17/13		1,278,000
				11,092,941
		Telecommunications: 0.7%
2,500,000	#, C, L	Digicel Group Ltd., 8.875%, due 01/15/15		2,106,250
4,000,000	#, C	Nortel Networks Ltd., 10.750%, due 07/15/16		2,470,000
				4,576,250
		Total Corporate Bonds/Notes
		(Cost $392,453,288)		312,564,211
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.1%
		Federal Home Loan Mortgage Corporation##: 1.4%
4,334,457		5.000%, due 10/01/36		4,226,937
4,641,823		5.500%, due 06/01/37		4,621,581
				8,848,518
		Federal National Mortgage Association##: 1.7%
5,985,911		5.000%, due 04/01/38		5,837,426
1,015,283		6.000%, due 03/01/36		1,029,685
4,444,716		6.000%, due 07/01/37		4,507,517
				11,374,628
		Total U.S. Government Agency Obligations
		(Cost $19,694,422)		20,223,146
		Total Long-Term Investments
		(Cost $750,000,032)		582,396,122
SHORT-TERM INVESTMENTS: 11.2%
		U.S. Government Agency Obligations: 8.3%
53,019,000	Z	Federal Home Loan Bank, 0.100%, due 10/01/08		53,018,926
		Total U.S. Government Agency Obligations
		(Cost $53,018,926)		53,018,926
		Securities Lending Collateral(cc): 2.9%
18,784,748		Bank of New York Mellon Corp. Institutional Cash Reserves		18,555,278
		Total Securities Lending Collateral
		(Cost $18,784,748)		18,555,278
		Total Short-Term Investments
		(Cost $71,803,674)		71,574,204
		Total Investments in Securities
		(Cost $821,803,706)*	102.3%	$653,970,326
		Other Assets and Liabilities - Net	(2.3)	(14,753,473)
		Net Assets	100.0%	$639,216,853

	&	Payment-in-kind
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,426,610
		Gross Unrealized Depreciation		(172,259,990)
		Net Unrealized Depreciation		$(167,833,380)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$226,394,945	$—
Level 2- Other Significant Observable Inputs	416,795,214	—
Level 3- Significant Unobservable Inputs	10,780,167	—
Total	$653,970,326	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$12,260,670	$—
Net purchases/sales	2,504,702	—
Total realized and unrealized gain (loss)	(3,995,867)	—
Amortization of premium/discount	10,662	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$10,780,167	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(4,535,154).

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 85.7%
		Aerospace/Defense: 0.1%
55,005	@	Gencorp, Inc.	$370,734
			370,734
		Agriculture: 8.8%
137,749		Altria Group, Inc.	2,732,940
314,844		British American Tobacco PLC	10,278,751
82		British American Tobacco PLC ADR	5,084
266,113		Imperial Tobacco Group PLC	8,542,384
771		Japan Tobacco, Inc.	2,905,965
44,337		KT&G Corp.	3,309,185
9,640		Lorillard, Inc.	685,886
40,101		Philip Morris International, Inc.	1,928,858
126,741		Reynolds American, Inc.	6,162,147
38,838		UST, Inc.	2,584,281
			39,135,481
		Airlines: 0.3%
63,228	@,#	ACE Aviation Holdings, Inc.	466,970
77,611	@	Northwest Airlines Corp.	700,827
			1,167,797
		Auto Manufacturers: 0.5%
35,842		DaimlerChrysler AG	1,809,820
1,159,302	I	DaimlerChrysler AG - Escrow	564,520
			2,374,340
		Auto Parts & Equipment: 0.5%
9,555	@	Dana Holding Corp.	46,246
111,394	@	Goodyear Tire & Rubber Co.	1,705,442
60,775	@	Lear Corp.	638,138
			2,389,826
		Banks: 3.1%
98,792		Banco Popolare Scarl	1,534,675
129,905		Danske Bank A/S	3,127,791
32,700		Fifth Third Bancorp.	389,130
47,924	@	Guaranty Bancorp	292,336
395,978		Intesa Sanpaolo S.p.A.	2,177,707
29,579		Societe Generale	2,657,065
97,938		US Bancorp.	3,527,727
			13,706,431
		Beverages: 4.2%
73,079		Anheuser-Busch Cos., Inc.	4,741,366
19,204		Brown-Forman Corp.	1,379,039
145		Brown-Forman Corp.	10,295
25,256		Carlsberg A/S	1,925,604
208,405		Coca-Cola Enterprises, Inc.	3,494,952
103,386	@	Dr Pepper Snapple Group, Inc.	2,737,661
52,309		Pernod-Ricard SA	4,607,941
			18,896,858
		Biotechnology: 0.6%
28,740	@	Genentech, Inc.	2,548,663
			2,548,663
		Building Materials: 0.5%
1,702	@	Armstrong World Industries, Inc.	49,188
84,288	@	Owens Corning, Inc.	2,015,326
			2,064,514
		Chemicals: 1.1%
12,536		Huntsman Corp.	157,954
45,347		Koninklijke DSM NV	2,144,892
11,997		Linde AG	1,284,839
19,328		Rohm & Haas Co.	1,352,960
			4,940,645
		Commercial Services: 1.0%
55,839	@	Alliance Data Systems Corp.	3,539,076
36,372		Hillenbrand, Inc.	733,260
			4,272,336
		Computers: 1.9%
365,905	@	Dell, Inc.	6,030,114
40,390		Diebold, Inc.	1,337,313
30,166	@	Lexmark International, Inc.	982,507
			8,349,934
		Diversified Financial Services: 2.7%
50,233		American Express Co.	1,779,755
201,185		CIT Group, Inc.	1,400,248
13,280		Goldman Sachs Group, Inc.	1,699,840
116,745		JPMorgan Chase & Co.	5,451,992
703		Legg Mason, Inc.	26,756
153,597	@	SLM Corp.	1,895,387
			12,253,978

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electric: 2.9%
71,683		Constellation Energy Group, Inc.	$1,741,897
52,201		E.ON AG	2,651,261
21,403		Entergy Corp.	1,905,081
53,309		Exelon Corp.	3,338,210
8,450		NorthWestern Corp.	212,349
33,983		RWE AG	3,261,416
			13,110,214
		Electronics: 1.5%
111,466		Koninklijke Philips Electronics NV	3,024,352
131,494		Tyco Electronics Ltd.	3,637,124
			6,661,476
		Food: 7.5%
323,372		Cadbury PLC	3,251,082
75,667		Carrefour SA	3,568,212
34,548		Groupe Danone	2,450,549
154,506		Kraft Foods, Inc.	5,060,072
131,176		Kroger Co.	3,604,716
168,879		Nestle SA	7,298,535
626,804		Orkla ASA	5,768,103
28,797		WM Wrigley Jr. Co.	2,286,482
			33,287,751
		Forest Products & Paper: 4.4%
404,535	@	Domtar Corp.	1,860,861
249,748		International Paper Co.	6,538,403
53,357		MeadWestvaco Corp.	1,243,752
787		Mondi Ltd.	4,300
1,074		Mondi Ltd.	5,608
162,366		Weyerhaeuser Co.	9,836,132
			19,489,056
		Gas: 0.4%
32,664		Gaz de France	1,699,383
			1,699,383
		Healthcare - Products: 0.3%
39,587		Hill-Rom Holdings, Inc.	1,199,882
			1,199,882
		Healthcare - Services: 2.0%
63,300	@	Community Health Systems, Inc.	1,855,323
3,265	@, I	Kindred Healthcare, Inc.	90,016
86,299	@	MDS, Inc.	1,030,642
46,373		Quest Diagnostics	2,396,093
676,754	@	Tenet Healthcare Corp.	3,755,985
			9,128,059
		Holding Companies - Diversified: 0.5%
421,356		Keppel Corp., Ltd.	2,328,331
			2,328,331
		Insurance: 8.9%
21,834		ACE Ltd.	1,181,874
5,638	@	Alleghany Corp.	2,057,870
16,400		Allianz AG	2,259,615
2	@	Berkshire Hathaway, Inc. - Class A	261,200
3,484	@	Berkshire Hathaway, Inc. - Class B	15,312,180
115,175	@	Conseco, Inc.	405,416
163,806		Old Republic International Corp.	2,088,527
36,556		Prudential Financial, Inc.	2,632,032
36,244		Travelers Cos., Inc.	1,638,229
19,523		White Mountains Insurance Group Ltd.	9,170,929
9,063		Zurich Financial Services AG	2,509,731
			39,517,603
		Internet: 0.2%
65,364	@	Yahoo!, Inc.	1,130,797
			1,130,797
		Iron/Steel: 0.9%
57,984		AK Steel Holding Corp.	1,502,945
43,956		Cleveland-Cliffs, Inc.	2,327,031
			3,829,976
		Leisure Time: 0.4%
46,826		Harley-Davidson, Inc.	1,746,610
			1,746,610
		Lodging: 0.0%
7,227	@	Trump Entertainment Resorts, Inc.	8,817
			8,817
		Media: 6.2%
526,899		Comcast Corp. – Special Class A	10,390,443
601,135		News Corp. - Class A	7,207,609
59,406	@	Time Warner Cable, Inc.	1,437,625
396,582		Time Warner, Inc.	5,199,190
141,862	@	Viacom - Class B	3,523,852
			27,758,719
		Metal Fabricate/Hardware: 0.3%
109,928		SKF AB - B Shares	1,404,372
			1,404,372
		Mining: 0.8%
149,784		Alcoa, Inc.	3,382,123
			3,382,123

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 2.9%
225,024		Eastman Kodak Co.	$3,460,869
68,622		Federal Signal Corp.	940,121
52,442		Siemens AG	4,932,539
96,731		Tyco International Ltd.	3,387,520
			12,721,049
		Oil & Gas: 3.9%
248,183		BP PLC	2,066,930
97		BP PLC ADR	4,866
72,487		Marathon Oil Corp.	2,890,057
30,589		Noble Energy, Inc.	1,700,443
48,729	@	Pride International, Inc.	1,442,866
149,086		Royal Dutch Shell PLC	4,392,389
38,750		Total SA	2,354,054
24,056	@	Transocean, Inc.	2,642,311
			17,493,916
		Oil & Gas Services: 1.0%
40,216		Baker Hughes, Inc.	2,434,677
63,611	@	Exterran Holdings, Inc.	2,033,008
			4,467,685
		Packaging & Containers: 0.3%
93,827		Temple-Inland, Inc.	1,431,800
			1,431,800
		Pharmaceuticals: 2.6%
97,292		Bristol-Myers Squibb Co.	2,028,538
61,934		Novartis AG	3,260,798
232,684		Pfizer, Inc.	4,290,693
94,239	@	Valeant Pharmaceuticals International	1,929,072
			11,509,101
		Real Estate: 0.3%
33,647	@	Forestar Real Estate Group, Inc.	496,293
27,564		St. Joe Co.	1,077,477
			1,573,770
		Retail: 2.9%
218,866		CVS Caremark Corp.	7,367,030
136,243		Home Depot, Inc.	3,527,331
34,343		Wal-Mart Stores, Inc.	2,056,802
			12,951,163
		Semiconductors: 1.4%
651,798	@	LSI Logic Corp.	3,493,637
149,634		Maxim Integrated Products	2,708,375
			6,202,012
		Software: 1.7%
287,287		Microsoft Corp.	7,667,690
			7,667,690
		Telecommunications: 3.1%
472,626		Motorola, Inc.	3,374,550
143,700		Qwest Communications International, Inc.	464,151
151,946		Royal KPN NV	2,194,390
279,514		Sprint Nextel Corp.	1,705,035
190,749		Telefonaktiebolaget LM Ericsson	1,811,503
4,600		Telefonaktiebolaget LM Ericsson ADR	43,378
120,011		Telefonica SA	2,853,563
153,603		Virgin Media, Inc.	1,213,464
			13,660,034
		Toys/Games/Hobbies: 1.2%
309,515		Mattel, Inc.	5,583,651
			5,583,651
		Transportation: 1.9%
379		AP Moller - Maersk A/S - Class B	3,296,831
185,826		Deutsche Post AG	3,898,146
53,799		TNT NV	1,490,591
			8,685,568
		Water: 0.0%
4,518	@	Suez Environnement SA	111,244
			111,244
		Total Common Stock
		(Cost $477,121,923)	382,213,389
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Health Care: 0.3%
27,647		Ventas, Inc.	1,366,315
			1,366,315
		Shopping Centers: 0.2%
436,933		Link Real Estate Investment Trust	908,283
			908,283
		Single Tenant: 0.8%
8,437	@	Alexander’s, Inc.	3,374,800
			3,374,800
		Total Real Estate Investment Trusts
		(Cost $5,261,517)	5,649,398

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Shares			Value
PREFERRED STOCK: 0.0%
			Auto Parts & Equipment: 0.0%
	904		Dana Corp.	$53,901
			Total Preferred Stock
			(Cost $90,400)	53,901
WARRANTS: 0.0%
			Transportation: 0.0%
	3,127		Groupe Eurotunnel SA	836
			Total Warrants
			(Cost $759)	836

	Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
			Airlines: 0.0%
	$24,000	#, C	ACE Aviation Holdings, Inc., 4.250%, due 06/01/35	$21,171
				21,171
			Transportation: 0.1%
EUR	47,000		Eurotunnel Group UK PLC, 3.000%, due 07/28/10	122,408
GBP	31,986		Eurotunnel Group UK PLC - Series T3, 3.000%, due 07/28/10	99,516
				221,924
			Total Convertible Bonds
			(Cost $223,439)	243,095
CORPORATE BONDS/NOTES: 0.6%
			Airlines: 0.0%
$715000			Northwest Airlines Claim (Pending Reorganization), due 02/20/49	2,681
				2,681
			Auto Manufacturers: 0.1%
	1,017,500	I	Daimler Chrysler AG - Escrow, 2.000%, due 07/31/14	495,470
				495,470
			Auto Parts & Equipment: 0.0%
	179,000		Dana Corp. - Escrow, Discount Note, due 01/15/15	—
	7,000		Dana Corp. - Escrow, Discount Note, due 03/15/28	—
	29,000		Dana Corp. - Escrow, Discount Note, due 03/01/29	—
	37,000		Dana Corp. - Escrow, 6.500%, due 03/01/09	—
				—
			Electric: 0.1%
	272,829	I	Calpine Corp., 5.580%, due 07/24/09	251,073
				251,073
			Lodging: 0.0%
	190,000	C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	78,850
				78,850
			Real Estate: 0.3%
	1,283,048		Realogy Corp., Discount Note, due 10/10/13	966,930
	1,216,000	±, C	Tropicana Entertainment, LLC, Discount Note, due 12/15/14	176,320
				1,143,250
			Software: 0.1%
	266,358	I	Pontus I, LLC, 5.230%, due 07/24/09	204,252
	302,038	I	Pontus I, LLC, 6.470%, due 07/24/09	241,624
	193,765	I	Pontus II, LLC, 6.920%, due 06/25/09	162,701
				608,577
			Total Corporate Bonds/Notes
			(Cost $4,364,492)	2,579,901
			Total Long-Term Investments
			(Cost $487,062,530)	390,740,520
SHORT-TERM INVESTMENTS: 12.3%
			U.S. Government Agency Obligations: 12.3%
	3,000,000	Z	Federal Home Loan Bank, Discount Note, due 12/17/08	2,984,118
	3,000,000	Z	Federal Home Loan Bank, Discount Note, due 03/31/09	2,955,882
	19,200,000	Z	Federal Home Loan Bank, 0.100%, due 10/01/08	19,199,769
	3,000,000	Z	Federal Home Loan Bank, 0.500%, due 10/02/08	2,999,917
	1,000,000	Z	Federal Home Loan Bank, 1.320%, due 11/13/08	998,386
	2,000,000	Z	Federal Home Loan Bank, 2.100%, due 11/18/08	1,994,310
	3,000,000	Z	Federal Home Loan Bank, 2.410%, due 11/07/08	2,992,384
	1,000,000	Z	Federal Home Loan Bank, 2.490%, due 12/12/08	995,050
	1,190,000	Z	Federal Home Loan Bank, 2.490%, due 12/19/08	1,183,537
	3,000,000	Z	Federal Home Loan Bank, 2.800%, due 01/07/09	2,977,092
	3,000,000	Z	Federal Home Loan Bank, 2.930%, due 02/02/09	2,969,775
	3,000,000	Z	Federal Home Loan Bank, 3.010%, due 04/15/09	2,951,409
	2,000,000	Z	Federal Home Loan Bank, 3.020%, due 05/13/09	1,962,978
	2,000,000	Z	Federal Home Loan Bank, 3.040%, due 06/25/09	1,955,722
	2,000,000	Z	Federal Home Loan Bank, 3.040%, due 06/26/09	1,955,556
	2,000,000	Z	Federal Home Loan Bank, 3.080%, due 08/21/09	1,945,910

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		U.S. Government Agency Obligations (continued)
$2,000,000	Z	Federal Home Loan Bank, 3.090%, due 09/02/09		$1,943,720
		Total Short-Term Investments
		(Cost $54,965,515)		54,965,515
		Total Investments in Securities
		(Cost $542,028,045)*	100.0%	$445,706,035
		Other Assets and Liabilities - Net	0.0	48,294
		Net Assets	100.0%	$445,754,329

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	I	Illiquid security
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound
	*	Cost for federal income tax purposes is $542,966,081
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,753,466
		Gross Unrealized Depreciation		(101,013,512)
		Net Unrealized Depreciation		$(97,260,046)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$266,590,324	$—
Level 2- Other Significant Observable Inputs	177,756,044	5,692,045
Level 3- Significant Unobservable Inputs	1,359,667	—
Total	$445,706,035	$5,692,045

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$2,773,624	$—
Net purchases/sales	(545,984)	—
Total realized and unrealized gain (loss)	(833,920)	—
Amortization of premium/discount	(34,053)	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$1,359,667	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(1,007,874).

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 209,000	BUY	10/27/08	205,045	196,710	$(8,335)
Canadian Dollar
CAD 320,000	BUY	10/27/08	312,977	301,183	(11,794)
Canadian Dollar
CAD 160,000	BUY	10/27/08	158,902	150,592	(8,310)
Canadian Dollar
CAD 120,000	BUY	10/27/08	119,175	112,944	(6,231)
Canadian Dollar
CAD 120,000	BUY	10/27/08	115,330	112,944	(2,386)
Danish Krone
DKK 2,900,000	BUY	10/23/08	605,044	548,616	(56,428)
Danish Krone
DKK 900,000	BUY	10/23/08	187,185	170,260	(16,925)
EU Euro
EUR 636,598	BUY	11/13/08	926,377	899,025	(27,352)
Norwegian Krone
NOK 2,200,000	BUY	11/19/08	427,251	373,255	(53,996)
Norwegian Krone
NOK 835,557	BUY	11/19/08	162,291	141,762	(20,529)
Norwegian Krone
NOK 450,000	BUY	11/19/08	85,979	76,348	(9,631)
Norwegian Krone
NOK 2,209,745	BUY	11/19/08	391,133	374,908	(16,225)
					$(238,142)

Canadian Dollar
CAD 1,644,199	SELL	10/27/08	1,607,704	1,547,515	$60,189
Canadian Dollar
CAD 130,902	SELL	10/27/08	129,334	123,204	6,130
Canadian Dollar
CAD 85,000	SELL	10/27/08	84,278	80,002	4,276
Canadian Dollar
CAD 589,405	SELL	10/27/08	586,292	554,746	31,546
Swiss Franc
CHF 7,693,097	SELL	2/9/09	7,316,307	6,908,016	408,291
Swiss Franc
CHF 162,252	SELL	2/9/09	149,318	145,695	3,623
Swiss Franc
CHF 157,984	SELL	2/9/09	144,336	141,862	2,474
Swiss Franc
CHF 126,000	SELL	2/9/09	114,079	113,142	937
Swiss Franc
CHF 166,255	SELL	2/9/09	146,748	149,288	(2,540)
Danish Krone
DKK 23,398,896	SELL	10/23/08	4,826,505	4,426,556	399,949
Danish Krone
DKK 674,613	SELL	10/23/08	139,452	127,622	11,830
Danish Krone
DKK 714,428	SELL	10/23/08	142,021	135,154	6,867
Danish Krone
DKK 3,500,000	SELL	10/23/08	680,338	662,123	18,215
Danish Krone
DKK 2,639,200	SELL	1/23/09	522,076	499,871	22,205
EU Euro
EUR 36,921,348	SELL	11/13/08	56,415,820	52,141,579	4,274,241
EU Euro
EUR 350,000	SELL	11/13/08	535,920	494,282	41,638
EU Euro
EUR 700,000	SELL	11/13/08	1,081,108	988,564	92,544
British Pound
GBP 12,295,138	SELL	1/12/09	21,403,069	21,907,414	(504,345)
Japanese Yen
JPY 236,435,432	SELL	11/19/08	2,264,057	2,239,706	24,351
Norwegian Krone
NOK 33,420,045	SELL	11/19/08	6,462,975	5,670,089	792,886

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Norwegian Krone
NOK 1,600,000	SELL	11/19/08	312,643	271,458	$41,185
Norwegian Krone
NOK 1,750,000	SELL	11/19/08	343,940	296,907	47,033
Norwegian Krone
NOK 725,047	SELL	11/19/08	142,064	123,012	19,052
Norwegian Krone
NOK 4,300,000	SELL	11/19/08	776,206	729,544	46,662
Swedish Krona
SEK 21,615,497	SELL	3/16/09	3,175,387	3,116,983	58,404
Swedish Krona
SEK 735,441	SELL	3/16/09	108,069	106,052	2,017
Singapore Dollar
SGD 1,901,918	SELL	3/24/09	1,355,608	1,335,081	20,527
					$5,930,187

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
29,011,619		ING Franklin Income Portfolio - Class I		$255,882,479
33,960,206		ING Franklin Mutual Shares Portfolio - Class I		260,474,783
25,102,316		ING Templeton Global Growth Portfolio - Class I		260,059,990
		Total Investments in Securities
		(Cost $974,466,791)*	100.0%	$776,417,252
		Other Assets and Liabilities - Net	0.0	189,641
		Net Assets	100.0%	$776,606,893
	*	Cost for federal income tax purposes is $983,691,986.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(207,274,734)
		Net Unrealized Depreciation		$(207,274,734)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$776,417,252	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$776,417,252	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 23.6%
		Holding Companies - Diversified: 0.5%
1,061,275		Wharf Holdings Ltd.	$3,031,989
			3,031,989
		Real Estate: 22.6%
243,100	@	BR Malls Participacoes SA	1,507,478
82,150	L	Brookfield Properties Co. (U.S. Denominated Security)	1,301,256
1,686,300		CapitaLand Ltd.	3,675,763
188,300		Castellum AB	1,655,495
1,713,400		Cheung Kong Holdings Ltd.	19,410,312
491,552		Citycon OYJ	1,609,943
92,644		Deutsche Euroshop AG	3,012,497
1,045,200		Hang Lung Group Ltd.	3,310,815
2,009,000		Hang Lung Properties Ltd.	4,729,255
839,500		Hongkong Land Holdings Ltd.	2,514,981
380,464		Hufvudstaden AB	2,955,249
698,400		Hysan Development Co., Ltd.	1,817,995
448,790		Kerry Properties Ltd.	1,454,556
1,620,000		Mitsubishi Estate Co., Ltd.	31,922,336
1,032,600		Mitsui Fudosan Co., Ltd.	19,951,848
1,305		NTT Urban Development Corp.	1,586,879
82,800	@	PSP Swiss Property AG	4,819,436
485,800		Shui On Land Ltd.	202,819
2,943,600		Sino Land Co.	3,296,816
341,300		Sumitomo Realty & Development Co., Ltd.	7,433,080
1,180,300		Sun Hung Kai Properties Ltd.	12,162,727
			130,331,536
		Storage/Warehousing: 0.5%
1,252,700	I	Safestore Holdings Ltd.	2,901,165
			2,901,165
		Total Common Stock
		(Cost $172,063,531)	136,264,690
REAL ESTATE INVESTMENT TRUSTS: 73.2%
		Apartments: 6.7%
64,730		AvalonBay Communities, Inc.	6,370,727
107,300	L	BRE Properties, Inc.	5,257,700
203,100		Equity Residential	9,019,671
53,280		Essex Property Trust, Inc.	6,304,622
82,300	L	Home Properties, Inc.	4,769,285
153		Nippon Accommodations Fund, Inc.	739,066
239,800		UDR, Inc.	6,270,770
			38,731,841
		Diversified: 20.9%
1,989,500	@	Ascendas Real Estate Investment Trust	2,628,189
425,100		British Land Co. PLC	5,734,006
151,597		Brixton PLC	570,863
44,700		Canadian Real Estate Investment Trust	1,190,320
137,680		Corio NV	9,781,840
3,018,000		DB Rreef Trust	3,550,065
64,400		Derwent Valley Holdings PLC	1,212,056
115,600	L	Digital Realty Trust, Inc.	5,462,100
44,434		Eurocommercial Properties NV	1,934,590
1,378,100		GPT Group	2,014,452
330,179		Hammerson PLC	5,820,989
310		Kenedix Realty Investment Corp.	1,153,829
48,480		Klepierre	1,897,469
485,810		Land Securities Group PLC	10,972,233
225,690		Liberty International PLC	3,902,544
146,100		Liberty Property Trust	5,500,665
475,400		Macquarie Goodman Group	959,321
161,540		Mercialys	6,868,911
757,100		Mirvac Group	1,543,216
341,700		Segro PLC	2,576,267
1,214,700		Stockland	5,453,146
125,659		Unibail	25,424,555
143,800		Vornado Realty Trust	13,078,610
11,970		Wereldhave NV	1,168,308
			120,398,544
		Health Care: 6.1%
176,200		HCP, Inc.	7,070,906
105,200	L	Health Care Real Estate Investment Trust, Inc.	5,599,796
213,800	L	Nationwide Health Properties, Inc.	7,692,524
144,100		Omega Healthcare Investors, Inc.	2,833,006
240,100		Ventas, Inc.	11,865,742
			35,061,974

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Hotels: 1.8%
633,105		Host Hotels & Resorts, Inc.	$8,413,965
47,120		LaSalle Hotel Properties	1,098,838
112,700		Strategic Hotel Capital, Inc.	850,885
			10,363,688
		Office Property: 10.0%
90,300		BioMed Realty Trust, Inc.	2,388,435
182,000		Boston Properties, Inc.	17,046,120
17,592		Cofinimmo	3,070,530
1,068,000		Commonwealth Property Office Fund	1,258,403
33,450		Corporate Office Properties Trust SBI MD	1,349,708
134,600		Douglas Emmett, Inc.	3,105,222
293,000		Great Portland Estates PLC	1,771,805
93,600		Highwoods Properties, Inc.	3,328,416
1,077		Japan Real Estate Investment Corp.	8,690,702
62,400		Kilroy Realty Corp.	2,982,096
910		Nippon Building Fund, Inc.	8,797,119
33,100		SL Green Realty Corp.	2,144,880
15,230		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,883,392
			57,816,828
		Regional Malls: 7.9%
190,900	L	General Growth Properties, Inc.	2,882,590
106,700	L	Macerich Co.	6,791,455
313,200		Simon Property Group, Inc.	30,380,400
111,900		Taubman Centers, Inc.	5,595,000
			45,649,445
		Shopping Centers: 15.6%
53,200		Acadia Realty Trust	1,344,896
105,900	@, #	Calloway Real Estate Investment Trust	1,856,795
2,262,147	@	CapitaMall Trust	3,607,462
2,323,500		CFS Retail Property Trust	4,215,812
171,000	L	Federal Realty Investment Trust	14,637,600
347		Japan Retail Fund Investment Corp.	1,426,671
142,557		Kimco Realty Corp.	5,266,056
3,224,800		Link Real Estate Investment Trust	6,703,613
646,400		Macquarie CountryWide Trust	510,374
1,674,800	@	Macquarie MEAG Prime Real Estate Investment Trust	966,483
86,700		Regency Centers Corp.	5,782,023
311,000		RioCan Real Estate Investment Trust	5,905,859
130,400	L	Tanger Factory Outlet Centers, Inc.	5,710,216
2,324,530		Westfield Group	31,841,315
			89,775,175
		Storage: 1.9%
110,600		Extra Space Storage, Inc.	1,698,816
96,694		Public Storage, Inc.	9,573,673
			11,272,489
		Warehouse/Industrial: 2.3%
76,600		AMB Property Corp.	3,469,980
247		Japan Logistics Fund, Inc.	1,488,975
197,600		Prologis	8,154,952
			13,113,907
		Total Real Estate Investment Trusts
		(Cost $453,799,679)	422,183,891
MUTUAL FUNDS: 0.3%
		Closed-End Funds: 0.2%
123,440		Prologis European Properties	1,087,853
			1,087,853
		Open-End Funds: 0.1%
475,300	**	ING Industrial Fund	602,226
			602,226
		Total Mutual Funds
		(Cost $2,782,706)	1,690,079
		Total Long-Term Investments
		(Cost $628,645,916)	560,138,660
SHORT-TERM INVESTMENTS: 8.3%
		Affiliated Mutual Fund: 3.0%
17,245,716		ING Institutional Prime Money Market Fund - Class I	17,245,716
		Total Mutual Fund
		(Cost $17,245,716)	17,245,716

Principal Amount			Value
		Securities Lending Collateral(cc): 5.3%
$30,975,171		Bank of New York Mellon Corp. Institutional Cash Reserves	$30,649,021
		Total Securities Lending Collateral
		(Cost $30,975,171)	30,649,021
		Total Short-Term Investments
		(Cost $48,220,887)	47,894,737

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $676,866,803)*	105.4%	$608,033,397
		Other Assets and Liabilities - Net	(5.4)	(31,216,683)
		Net Assets	100.0%	$576,816,714

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $707,265,317.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,665,819
		Gross Unrealized Depreciation		(111,897,739)
		Net Unrealized Depreciation		$(99,231,920)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$301,836,644	$—
Level 2- Other Significant Observable Inputs	306,196,753	—
Level 3- Significant Unobservable Inputs	—	—
Total	$608,033,397	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Coal: 1.9%
85,981		Arch Coal, Inc.	$2,827,915
108,730		Consol Energy, Inc.	4,989,620
170,469	L	Peabody Energy Corp.	7,671,105
1,449,822	@	White Energy Co., Ltd.	3,359,684
			18,848,324
		Engineering & Construction: 0.4%
4,447,376		Boart Longyear Group	4,011,579
			4,011,579
		Forest Products & Paper: 0.5%
3,715,901	@	Catalyst Paper Corp.	2,409,182
220,371	@	Sino-Forest Corp.	2,776,768
			5,185,950
		Iron/Steel: 0.6%
1,764,638	@	Consolidated Thompson Iron Mines Ltd.	6,052,082
			6,052,082
		Mining: 8.9%
532,271	L	Barrick Gold Corp.	19,555,637
2,959,372	@	Centamin Egypt Ltd.	2,224,569
670,049	@	Eldorado Gold Corp. (Canadian Denominated Security)	4,180,527
2,196,813	@	European Goldfields Ltd.	6,109,999
61,940		Freeport-McMoRan Copper & Gold, Inc.	3,521,289
2,547,268	@	Frontera Copper Corp.	2,920,054
450,177	L	GoldCorp, Inc.	14,239,099
617,515	L	Iamgold Corp.	3,470,434
373,476	L	Kinross Gold Corp.	6,020,433
352,606	@	MAG Silver Corp.	2,007,792
182,898	@	Major Drilling Group International	5,098,975
132,743		Newmont Mining Corp.	5,145,119
1,214,682	@	Premier Gold Mines Ltd.	2,499,557
68,558	L	Randgold Resources Ltd. ADR	2,812,935
1,626,668	@	Shore Gold, Inc.	1,681,311
376,526	@, I	Silver Bear Resources, Inc.	229,966
1,020,882	@	Sino Gold Ltd.	3,267,473
525,961		Yamana Gold, Inc.	4,381,255
			89,366,424
		Oil & Gas: 67.7%
397,678		Anadarko Petroleum Corp.	19,291,360
422,027		Apache Corp.	44,008,976
100,190		BP PLC ADR	5,026,532
204,265	L	Canadian Natural Resources Ltd.	13,983,982
1,009,482		Chevron Corp.	83,262,075
257,450	L	Cimarex Energy Co.	12,591,880
726,293		ConocoPhillips	53,200,958
417,912		Devon Energy Corp.	38,113,574
678,016	L	Encana Corp.	44,565,992
185,670	L	ENI S.p.A. ADR	9,831,227
1,200,166		ExxonMobil Corp.	93,204,892
225,385		Hess Corp.	18,499,601
925,293		Marathon Oil Corp.	36,891,432
530,819	@, L	Nabors Industries Ltd.	13,228,009
682,167		Occidental Petroleum Corp.	48,058,665
802,787	L	Patterson-UTI Energy, Inc.	16,071,796
129,781	@, L	Plains Exploration & Production Co.	4,563,100
457,940	L	Royal Dutch Shell PLC ADR - Class A	27,023,039
137,858	@, L	Stone Energy Corp.	5,835,529
374,092		Suncor Energy, Inc.	15,764,237
111,975	L	Sunoco, Inc.	3,984,071
1,408,885		Talisman Energy, Inc.	20,034,345
275,026		Total SA ADR	16,688,578
241,102	@	Transocean, Inc.	26,482,644
183,541		XTO Energy, Inc.	8,538,327
			678,744,821
		Oil & Gas Services: 14.0%
373,443		Baker Hughes, Inc.	22,608,239
987,277		BJ Services Co.	18,886,609
1,074,405		Halliburton Co.	34,799,978
857,730	@	Key Energy Services, Inc.	9,949,668
662,572		Schlumberger Ltd.	51,740,247
40,298		Smith International, Inc.	2,363,075
			140,347,816
		Transportation: 4.1%
391,531	L	Diana Shipping, Inc.	7,709,245
186,200	L	Nordic American Tanker Shipping	5,969,572
429,019	L	Tidewater, Inc.	23,750,492
454,046	@	Viterra, Inc.	4,338,875
			41,768,184
		Total Common Stock
		(Cost $1,175,340,378)	984,325,180

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateral(cc): 6.6%
$66,631,340		Bank of New York Mellon Corp. Institutional Cash Reserves		$65,945,057
		Total Short-Term Investments
		(Cost $66,631,340)		65,945,057
		Total Investments in Securities
		(Cost $1,241,971,718)*	104.7%	$1,050,270,237
		Other Assets and Liabilities - Net	(4.7)	(47,557,502)
		Net Assets	100.0%	$1,002,712,735

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $1,249,041,903.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,248,641
		Gross Unrealized Depreciation		(200,020,307)
		Net Unrealized Depreciation		$(198,771,666)

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,039,631,501	$—
Level 2- Other Significant Observable Inputs	10,638,736	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,050,270,237	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 37.2%
		Agriculture: 0.6%
$1,675,000	S	Philip Morris International, Inc., 4.875%, due 05/16/13	$1,652,466
			1,652,466
		Banks: 10.1%
15,000,000	S	Landesbank Baden-Wurttemberg, 2.339%, due 10/21/09	11,399,007
20,100,000		Landesbank Baden-Wurttemberg, 3.584%, due 10/21/09	18,504,178
			29,903,185
		Chemicals: 0.5%
1,475,000	C, S	EI Du Pont de Nemours & Co., 5.000%, due 07/15/13	1,454,300
			1,454,300
		Computers: 0.5%
1,375,000	S	International Business Machines Corp., 3.375%, due 07/28/11	1,374,680
			1,374,680
		Diversified Financial Services: 18.0%
7,500,000		Ab Svensk Exportkredit, Dow Jones - AIG Commodity Index - Total ReturnSM, 3-month USD-LIBOR less 0.300%, Discount Note, due 11/02/09	6,352,357
24,000,000		Commonwealth Bank of Australia, Dow Jones - AIG Commodity Index Total Return 2-month ForwardSM, 2.917%, due 11/23/09	18,158,848
2,350,000	C, S	ConocoPhillips Canada Funding Co. I, 5.300%, due 04/15/12	2,382,437
12,400,000	#, C, S	Merrill Lynch & Co., Inc., 2.738%, due 10/20/09	9,247,570
3,000,000	#, S	Merrill Lynch & Co., Inc., 3.954%, due 09/30/09	1,756,124
5,000,000		Morgan Stanley, Dow Jones - AIG Commodity Index - Total ReturnSM, 1-month USD-LIBOR less 0.050%, Discount Note, due 10/29/09	3,849,027
15,000,000	#, S	Natixis Financial Products, Inc., 2.717%, due 11/20/09	11,286,670
			53,033,033
		Electric: 0.5%
1,425,000	C, S	Progress Energy, Inc., 7.100%, due 03/01/11	1,465,028
			1,465,028
		Food: 0.3%
1,000,000	C, S	General Mills, Inc., 5.250%, due 08/15/13	993,348
			993,348
		Media: 1.0%
1,005,000	C, S	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	1,019,910
800,000	C, S	Comcast Corp., 5.500%, due 03/15/11	785,984
1,025,000	C, S	COX Communications, Inc., 4.625%, due 01/15/10	1,010,246
			2,816,140
		Oil & Gas: 0.5%
1,625,000	C, S	XTO Energy, Inc., 5.000%, due 08/01/10	1,633,967
			1,633,967
		Pipelines: 1.5%
1,375,000	C, S	Enterprise Products Operating L.P., 4.950%, due 06/01/10	1,364,084
1,125,000	C, S	ONEOK Partners L.P., 5.900%, due 04/01/12	1,107,596
900,000	C, S	TEPPCO Partners L.P., 5.900%, due 04/15/13	892,759
1,000,000	C, S	Transcontinental Gas Pipe Line Corp., 7.000%, due 08/15/11	1,024,530
			4,388,969
		Retail: 1.5%
1,850,000	C, S	CVS/Caremark Corp., 4.000%, due 09/15/09	1,814,613
2,525,000	C, S	Walgreen Co., 4.875%, due 08/01/13	2,526,909
			4,341,522
		Telecommunications: 1.7%
2,417,000	C, S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	2,545,850
2,525,000	C, S	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,452,507
			4,998,357
		Transportation: 0.5%
1,590,000	C, S	Burlington Northern Santa Fe Corp., 5.900%, due 07/01/12	1,627,239
			1,627,239
		Total Corporate Bonds/Notes
		(Cost $131,402,142)	109,682,234
U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.5%
		Federal Home Loan Bank: 3.4%
10,000,000	S	2.220%, due 01/02/09	9,978,470
			9,978,470
		Federal Home Loan Mortgage Corporation##: 2.2%
6,600,000	C, S	3.200%, due 06/10/10	6,575,738
			6,575,738
		Federal National Mortgage Association##: 20.9%
12,495,022	S	5.000%, due 08/01/20	12,463,296
3,500,000	C, S	5.500%, due 07/09/10	3,524,560
20,000,000		6.500%, due 10/01/31	20,509,380
23,936,854	S	7.000%, due 03/01/37	25,008,769
			61,506,005
		Total U.S. Government Agency Obligations
		(Cost $78,078,400)	78,060,213

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.1%
$2,304,440	C, S	American Home Mortgage Investment Trust, 3.497%, due 11/25/45		$1,465,940
3,671,618	C, S	Countrywide Alternative Loan Trust, 3.707%, due 07/25/35		3,024,126
1,200,000	C, S	Countrywide Alternative Loan Trust, 5.750%, due 04/25/47		737,989
1,397,990	C, S	JP Morgan Alternative Loan Trust, 3.467%, due 01/25/36		859,861
1,089,999	C, S	Residential Accredit Loans, Inc., 3.487%, due 12/25/45		702,193
3,096,623	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.250%, due 12/25/35		2,430,501
2,160,398	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.467%, due 11/25/45		1,370,588
2,132,339	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37		1,414,712
		Total Collateralized Mortgage Obligations
		(Cost $13,334,381)		12,005,910
		Total Long-Term Investments
		(Cost $222,814,923)		199,748,357

Shares				Value
SHORT-TERM INVESTMENTS: 49.5%
		Affiliated Mutual Fund: 22.7%
67,019,338		ING Institutional Prime Money Market Fund - Class I		$67,019,338
		Total Mutual Fund
		(Cost $67,019,338)		67,019,338

Principal Amount				Value
		U.S. Government Agency Obligations: 26.8%
$13,700,000	##, S, Z	Fannie Mae, Discount Note, due 02/23/09		$13,538,600
13,600,000	##, S, Z	Fannie Mae, Discount Note, due 02/24/09		13,438,677
11,000,000	S, Z	Federal Farm Credit Bank, 2.940%, due 02/26/09		10,867,725
5,000,000	S, Z	Federal Home Loan Bank, 2.250%, due 11/26/08		4,982,274
15,000,000	S, Z	Federal Home Loan Bank, 2.930%, due 02/02/09		14,848,875
6,600,000	##, S, Z	Federal Home Loan Mortgage Corp., 2.930%, due 02/02/09		6,533,505
15,000,000	##, S, Z	Federal Home Loan Mortgage Corp., 2.940%, due 02/17/09		14,830,590
		Total U.S. Government Agency Obligations
		(Cost $79,040,246)		79,040,246
		Total Short-Term Investments
		(Cost $146,059,584)		146,059,584
		Total Investments in Securities
		(Cost $368,874,507)*	117.3%	$345,807,941
		Other Assets and Liabilities - Net	(17.3)	(50,886,181)
		Net Assets	100.0%	$294,921,760

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$328,761
		Gross Unrealized Depreciation		(23,395,327)
		Net Unrealized Depreciation		$(23,066,566)

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$67,019,338	$34,834
Level 2- Other Significant Observable Inputs	198,234,822	—
Level 3- Significant Unobservable Inputs	80,553,781	—
Total	$345,807,941	$34,834

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases/sales	101,799,723	—
Total realized and unrealized gain (loss)	(21,245,942)	—
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$80,553,781	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(21,446,219).

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
Long Contracts
U.S. Treasury 10-Year Note	51	12/19/08	$(33,847)
			$(33,847)
Short Contracts
U.S. Treasury 2-Year Note	126	12/31/08	$(73,450)
U.S. Treasury 5-Year Note	78	12/31/08	20,590
U.S. Treasury Long Bond	123	12/19/08	121,541
			$68,681

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Belgium: 3.5%
54,119		InBev NV	$3,219,785
			3,219,785
		Brazil: 3.0%
152,600	@	Cosan SA Industria e Comercio	1,042,514
38,000		Petroleo Brasileiro SA ADR	1,670,100
			2,712,614
		Canada: 7.0%
91,400	L	Barrick Gold Corp.	3,358,036
31,600		EnCana Corp.	2,017,887
15,000	@	Research In Motion Ltd.	1,024,500
			6,400,423
		China: 1.5%
91,985	L	Aluminum Corp. of China Ltd. ADR	1,393,573
			1,393,573
		Finland: 4.7%
133,409		Nokia OYJ	2,488,264
65,008		Outotec OYJ	1,750,263
			4,238,527
		France: 2.1%
71,858	@	Eutelsat Communications	1,911,439
			1,911,439
		Germany: 6.1%
51,184		Bayer AG	3,757,245
89,071		GEA Group AG	1,760,628
			5,517,873
		Greece: 2.3%
51,907		National Bank of Greece SA	2,103,504
			2,103,504
		Hong Kong: 4.7%
990,000		Li & Fung Ltd.	2,422,576
1,630,000		New World Development Ltd.	1,815,399
			4,237,975
		Italy: 2.4%
112,577		Prysmian S.p.A.	2,214,477
			2,214,477
		Japan: 8.5%
548		Japan Tobacco, Inc.	2,065,459
361,100		Mitsubishi UFJ Financial Group, Inc.	3,148,882
232,400		Namco Bandai Holdings, Inc.	2,554,910
			7,769,251
		Russia: 4.2%
59,966	@	OAO Gazprom ADR	1,916,298
18,579	@	Unified Energy System ADR	1,895,058
			3,811,356
		South Korea: 1.8%
42,753		Hyundai Development Co.	1,596,955
			1,596,955
		Switzerland: 8.0%
31,946		Credit Suisse Group	1,491,941
62,349	@, L	Logitech International	1,453,979
90,139		Xstrata PLC	2,809,132
5,505		Zurich Financial Services AG	1,524,448
			7,279,500
		Taiwan: 6.8%
556,416		HON HAI Precision Industry Co., Ltd.	1,992,913
1,110,800		Synnex Technology International Corp.	1,741,178
1,984,650		Taiwan Cement Corp.	1,186,115
666,000		Taiwan Fertilizer Co., Ltd.	1,243,966
			6,164,172
		United Kingdom: 28.2%
102,223		Anglo American PLC	3,453,040
1,600,464		ARM Holdings PLC	2,781,242
361,419		British Airways PLC	1,102,623
428,377		Compass Group PLC	2,656,784
327,088		Game Group PLC	1,204,259
107,572		Imperial Tobacco Group PLC	3,453,125
332,887		Inmarsat PLC	2,910,248
250,030		International Power PLC	1,617,857
56,789		Reckitt Benckiser PLC	2,753,395
536,377		Tesco PLC	3,730,473
			25,663,046
		United States: 0.8%
5,900		Goldman Sachs Group, Inc.	755,200
			755,200
		Total Common Stock
		(Cost $116,212,089)	86,989,670

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.2%
		Russia: 1.2%
855,826		TNK-BP Holding		$1,155,365
		Total Preferred Stock
		(Cost $2,511,995)		1,155,365
RIGHTS: 0.0%
		Brazil: 0.0%
30,794		Cosan SA Industria e Comercio		2,266
		Total Rights
		(Cost $-)		2,266
		Total Long-Term Investments
		(Cost $118,724,084)		88,147,301
SHORT-TERM INVESTMENTS: 13.1%
		Affiliated Mutual Fund: 1.8%
1,650,000		ING Institutional Prime Money Market Fund - Class I		1,650,000
		Total Mutual Fund
		(Cost $1,650,000)		1,650,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$451,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $451,013 to be received upon repurchase (Collateralized by $436,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $461,047, due 10/15/14)		$451,000
		Total Repurchase Agreement
		(Cost $451,000)		451,000
		Securities Lending Collateral(cc): 10.8%
9,873,003		Bank of New York Mellon Corp. Institutional Cash Reserves		9,798,971
		Total Securities Lending Collateral
		(Cost $9,873,003)		9,798,971
		Total Short-Term Investments
		(Cost $11,974,003)		11,899,971
		Total Investments in Securities
		(Cost $130,698,087)*	109.9%	$100,047,272
		Other Assets and Liabilities - Net	(9.9)	(9,037,557)
		Net Assets	100.0%	$91,009,715

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $131,267,775.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,905
		Gross Unrealized Depreciation		(31,243,408)
		Net Unrealized Depreciation		$(31,220,503)

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	6.1%
Airlines	1.2
Banks	5.8
Beverages	3.5
Building Materials	1.3
Chemicals	5.5
Computers	2.7
Distribution/Wholesale	2.7
Diversified Financial Services	2.5
Electric	3.9
Electrical Components & Equipment	2.4
Electronics	4.1
Food	5.2
Food Service	2.9
Holding Companies - Diversified	1.9
Home Builders	1.8
Household Products/Wares	3.0
Insurance	1.7
Machinery - Construction & Mining	1.9
Mining	12.1
Oil & Gas	7.4
Real Estate	2.0
Retail	1.3
Semiconductors	3.1
Telecommunications	8.0
Toys/Games/Hobbies	2.8
Short-Term Investments	13.1
Other Assets and Liabilities - Net	(9.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$25,320,125	$—
Level 2- Other Significant Observable Inputs	74,727,147	—
Level 3- Significant Unobservable Inputs	—	—
Total	$100,047,272	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 86.0%
		Auto Manufacturers: 0.3%
62,303		Bayerische Motoren Werke AG	$2,426,411
			2,426,411
		Banks: 3.2%
148,715		Bank of America Corp.	5,205,025
571,309		ICICI Bank Ltd.	6,579,722
406,950	L	ICICI Bank Ltd. ADR	9,571,464
237,900		Mitsubishi UFJ Financial Group, Inc.	2,074,547
140,580	L	Zions Bancorp.	5,440,446
			28,871,204
		Beverages: 3.3%
496,925		InBev NV	29,564,326
			29,564,326
		Biotechnology: 3.2%
479,910	@	Amgen, Inc.	28,444,266
			28,444,266
		Building Materials: 2.8%
955,809	@, L	Cemex SA de CV ADR	16,459,031
674,593		Gujarat Ambuja Cements Ltd.	1,143,139
418,195		Masco Corp.	7,502,418
			25,104,588
		Diversified Financial Services: 1.7%
2,774	@	Future Capital Holdings Ltd.	16,538
164,165		Merrill Lynch & Co., Inc.	4,153,375
912,350	@, L	SLM Corp.	11,258,399
			15,428,312
		Electric: 9.9%
1,155,435	@, L	NRG Energy, Inc.	28,597,016
4,498,653		NTPC Ltd.	16,754,965
4,958,890		Power Grid Corp. of India Ltd.	9,241,484
42,405	@	Reliance Power Ltd.	141,165
1,220,320	@, L	Reliant Resources, Inc.	8,969,352
12,512,910		Tenaga Nasional BHD	24,959,753
			88,663,735
		Engineering & Construction: 1.9%
199,760		Larsen & Toubro Ltd.	10,568,773
49,030	#, L	Larsen & Toubro Ltd. GDR	2,571,929
1,841,519		Macquarie Airports Management Ltd.	4,048,572
			17,189,274
		Entertainment: 1.2%
304,560	@, L	Vail Resorts, Inc.	10,644,372
			10,644,372
		Forest Products & Paper: 2.3%
6,460,480		Ballarpur Industries Ltd.	3,941,202
274,133	L	Weyerhaeuser Co.	16,606,977
			20,548,179
		Healthcare - Products: 0.6%
80,489	@	Zimmer Holdings, Inc.	5,196,370
			5,196,370
		Healthcare - Services: 2.5%
688,185	@	Coventry Health Care, Inc.	22,400,422
			22,400,422
		Holding Companies - Diversified: 0.9%
2,522,000		China Merchants Holdings International Co., Ltd.	8,089,899
			8,089,899
		Household Products/Wares: 0.8%
138,803		Reckitt Benckiser PLC	6,729,815
			6,729,815
		Insurance: 3.5%
266,920	L	Assured Guaranty Ltd.	4,340,119
1,656	@	Berkshire Hathaway, Inc. - Class B	7,278,120
1,648,430	L	MBIA, Inc.	19,616,317
			31,234,556
		Investment Companies: 0.8%
4,266,294		Australian Infrastructure Fund	7,456,868
			7,456,868
		Media: 16.3%
860,225		British Sky Broadcasting PLC	6,399,974
1,444,915	@, L	DIRECTV Group, Inc.	37,813,426
1,319,151	@, L	Liberty Global, Inc.	39,970,275
366,186	@, L	Liberty Global, Inc. - Series C	10,286,165
1,735,380	@	Liberty Media Corp. - Entertainment	43,332,436
495,280		News Corp. - Class A	5,938,407
287,305	@, L	Playboy Enterprises, Inc.	1,131,982
			144,872,665
		Metal Fabricate/Hardware: 0.5%
1,190,235		Bharat Forge Ltd.	4,753,011
			4,753,011

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Mining: 0.3%
463,740	@, L	Ivanhoe Mines Ltd.		$2,810,264
				2,810,264
		Oil & Gas: 7.6%
427,330		Chesapeake Energy Corp.		15,324,054
709,575	@, L	Forest Oil Corp.		35,194,920
207,545		Petroleo Brasileiro SA ADR		9,121,603
410,039	@, L	SandRidge Energy, Inc.		8,036,764
				67,677,341
		Packaging & Containers: 4.3%
1,302,075	@	Owens-Illinois, Inc.		38,281,005
				38,281,005
		Pipelines: 5.8%
664,701		Enbridge, Inc.		24,595,655
541,225	@	Kinder Morgan Management, LLC		26,628,270
				51,223,925
		Real Estate: 10.7%
5,053,855		CapitaLand Ltd.		11,016,292
1,096,405	@, L	CB Richard Ellis Group, Inc.		14,658,935
1,180,520		Mitsubishi Estate Co., Ltd.		23,262,319
3,649,000		New World Development Ltd.		4,064,044
1,074,100		St. Joe Co.		41,986,569
				94,988,159
		Retail: 1.6%
140,485		JC Penney Co., Inc.		4,683,770
705,405		Pantaloon Retail India Ltd.		3,977,444
69,970		Yamada Denki Co., Ltd.		5,303,646
				13,964,860
		Total Common Stock
		(Cost $988,396,866)		766,563,827
REAL ESTATE INVESTMENT TRUSTS: 10.7%
		Diversified: 2.0%
199,130		Vornado Realty Trust		18,110,874
				18,110,874
		Forest Products & Paper: 5.0%
892,205	L	Plum Creek Timber Co., Inc.		44,485,341
				44,485,341
		Mortgage: 0.5%
298,495		Annaly Capital Management, Inc.		4,014,758
262,140	L	Gramercy Capital Corp.		678,943
				4,693,701
		Warehouse/Industrial: 3.2%
687,655		Prologis		28,379,522
				28,379,522
		Total Real Estate Investment Trusts
		(Cost $109,738,279)		95,669,438
		Total Long-Term Investments
		(Cost $1,098,135,145)		862,233,265

Principal Amount				Value
SHORT-TERM INVESTMENTS: 18.2%
		U.S. Government Agency Obligations: 0.3%
$2,400,000	Z	Federal Home Loan Bank, 0.100%, due 10/01/08		$2,399,993
		Total U.S. Government Agency Obligations
		(Cost $2,399,993)		2,399,993
		Securities Lending Collateral(cc): 17.9%
161,193,971		Bank of New York Mellon Corp. Institutional Cash Reserves		159,777,525
		Total Securities Lending Collateral
		(Cost $161,193,971)		159,777,525
		Total Short-Term Investments
		(Cost $163,593,964)		162,177,518
		Total Investments in Securities
		(Cost $1,261,729,109)*	114.9%	$1,024,410,783
		Other Assets and Liabilities - Net	(14.9)	(132,464,950)
		Net Assets	100.0%	$891,945,833

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $1,270,592,355.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,768,025
		Gross Unrealized Depreciation		(252,949,597)
		Net Unrealized Depreciation		$(246,181,572)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$826,924,952	$—
Level 2- Other Significant Observable Inputs	197,485,831	3,596,649
Level 3- Significant Unobservable Inputs	—	—
Total	$1,024,410,783	$3,596,649

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 1,700,000	BUY	10/16/08	1,588,820	1,342,845	$(245,975)
Australian Dollar
AUD 1,200,000	BUY	10/16/08	1,125,468	947,890	(177,578)
Australian Dollar
AUD 390,000	BUY	10/16/08	361,050	308,064	(52,986)
Australian Dollar
AUD 14,810,000	BUY	10/16/08	11,825,193	11,698,548	(126,645)
Australian Dollar
AUD 135,000	BUY	10/16/08	106,852	106,638	(214)
Australian Dollar
AUD 1,500,000	BUY	10/16/08	1,206,600	1,184,863	(21,737)
British Pound
GBP 200,000	BUY	11/12/08	389,027	356,467	(32,560)
British Pound
GBP 2,500,000	BUY	11/12/08	4,933,118	4,455,844	(477,274)
British Pound
GBP 1,700,00	BUY	11/12/08	3,356,123	3,029,974	(326,149)
British Pound
GBP 1,150,000	BUY	11/12/08	2,254,115	2,049,688	(204,427)
British Pound
GBP 470,000	BUY	11/12/08	932,762	837,699	(95,063)
British Pound
GBP 1,400,000	BUY	11/12/08	2,773,642	2,495,272	(278,370)
British Pound
GBP 200,000	BUY	11/12/08	363,036	356,467	(6,569)
Singapore Dollar
SGD 650,000	BUY	10/16/08	477,134	452,656	(24,478)
Singapore Dollar
SGD 1,750,000	BUY	10/16/08	1,247,238	1,218,689	(28,549)
Singapore Dollar
SGD 1,500,000	BUY	10/16/08	1,064,003	1,044,590	(19,413)
Singapore Dollar
SGD 2,700,000	BUY	10/16/08	1,913,116	1,880,263	(32,853)
Singapore Dollar
SGD 2,500,000	BUY	10/16/08	1,775,808	1,740,984	(34,824)
Singapore Dollar
SGD 900,000	BUY	10/16/08	637,317	626,754	(10,563)
Singapore Dollar
SGD 2,000,000	BUY	10/16/08	1,395,177	1,392,787	(2,390)
Singapore Dollar
SGD 20,700,000	BUY	10/16/08	14,442,398	14,415,348	(27,050)
Singapore Dollar
SGD 1,400,000	BUY	10/16/08	982,594	974,951	(7,643)
Singapore Dollar
SGD 1,100,000	BUY	10/16/08	770,578	766,033	(4,545)
Singapore Dollar
SGD 2,500,000	BUY	10/16/08	1,752,910	1,740,984	(11,926)
					$(2,249,781)

Australian Dollar
AUD 13,300,000	SELL	10/16/08	12,006,176	10,505,785	$1,500,391
Australian Dollar
AUD 4,800,000	SELL	10/16/08	4,526,784	3,791,562	735,222
Australian Dollar
AUD 14,810,000	SELL	10/16/08	11,805,792	11,698,548	107,244
British Pound
GBP 10,435,000	SELL	11/12/08	20,057,427	18,598,691	1,458,736
British Pound
GBP 3,000,000	SELL	11/12/08	5,862,966	5,347,012	515,954
British Pound
GBP 800,000	SELL	11/12/08	1,573,392	1,425,870	147,522
British Pound
GBP 500,000	SELL	11/12/08	883,548	891,169	(7,621)
Singapore Dollar
SGD 16,900,000	SELL	10/16/08	12,512,957	11,769,052	743,905
Singapore Dollar
SGD 15,800,000	SELL	10/16/08	11,622,860	11,003,019	619,841
Singapore Dollar
SGD 20,700,000	SELL	10/16/08	14,440,584	14,415,348	25,236
					$5,846,430

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.7%
		Argentina: 0.4%
219,838	L	Banco Macro SA ADR	$4,067,003
			4,067,003
		Austria: 0.9%
116,044	L	Raiffeisen International Bank Holding AG	8,381,387
			8,381,387
		Brazil: 14.4%
177,036	L	Cia de Bebidas das Americas ADR	9,667,936
2,788,392	L	Cia Vale do Rio Doce ADR	49,354,538
2,065,358		Petroleo Brasileiro SA ADR	77,285,696
			136,308,170
		Chile: 0.9%
207,396	L	Banco Santander Chile SA ADR	8,874,475
			8,874,475
		China: 4.8%
2,396,000	@, L	Anhui Conch Cement Co., Ltd.	9,151,970
9,792,500	L	China Merchants Bank Co., Ltd.	23,647,865
4,804,000	L	China National Building Material Co., Ltd.	5,545,123
6,520,000	L	Shimao Property Holdings Ltd.	3,760,266
1,760,000	L	Tsingtao Brewery Co., Ltd.	3,181,461
			45,286,685
		Egypt: 1.8%
174,828		Orascom Construction Industries	10,055,766
907,188		Orascom Telecom Holding SAE	6,586,237
			16,642,003
		Hong Kong: 8.3%
9,804,000	L	Agile Property Holdings Ltd.	4,478,771
4,555,000		China Mobile Ltd.	45,630,519
1,353,500		Esprit Holdings Ltd.	8,389,765
21,972,000		GOME Electrical Appliances Holdings Ltd.	6,486,993
3,144,000		Li & Fung Ltd.	7,693,515
2,012,000	L	Yue Yuen Industrial Holdings	5,496,122
			78,175,685
		Hungary: 1.0%
289,852	@, L	OTP Bank Nyrt GDR	5,143,656
1,400		Richter Gedeon Nyrt	256,263
22,424	L	Richter Gedeon Nyrt GDR	4,007,169
			9,407,088
		India: 12.2%
574,400		ACC Ltd. GDR	7,521,079
1,644,998		Ambuja Cements Ltd. GDR	2,615,547
342,586	L	HDFC Bank Ltd. ADR	29,102,681
495,100	#	Indiabulls Real Estate Ltd. GDR	1,788,915
483,542	L	Infosys Technologies Ltd. ADR	16,106,784
719,223		Reliance Capital Ltd.	17,893,467
24,579	#, L	Reliance Capital Ltd. GDR	598,474
563,498	@, #, L	Reliance Communication Ltd. GDR	4,002,019
425,231	#, L	Reliance Industries - Spons GDR	35,225,721
1		Tata Motors Ltd. ADR	8
			114,854,695
		Indonesia: 2.1%
12,606,000		Bank Rakyat Indonesia	7,122,321
270,817	L	Telekomunikasi Indonesia Tbk PT ADR	8,064,930
5,993,500		Unilever Indonesia Tbk PT	4,736,479
			19,923,730
		Israel: 1.4%
289,952	L	Teva Pharmaceutical Industries Ltd. ADR	13,276,902
			13,276,902
		Italy: 1.0%
239,639		Tenaris SA ADR	8,936,138
			8,936,138
		Malaysia: 0.8%
636,800		British American Tobacco Malaysia Bhd	7,694,663
			7,694,663
		Mexico: 8.9%
819,462		America Movil SA de CV ADR	37,990,258
518,513	@, L	Cemex SA de CV ADR	8,928,794
250,711		Fomento Economico Mexicano SA de CV ADR	9,562,118
1		Grupo Aeroportuario del Sureste SA de CV ADR	50
4,223,282		Grupo Financiero Banorte SA de CV	13,477,122
4,032,522		Wal-Mart de Mexico SA de CV	14,122,031
			84,080,373
		Russia: 3.8%
413,082	@, L	Mechel OAO ADR	7,418,953
268,336	@, L	OAO Gazprom ADR	8,575,053
8,021,528		Sberbank RF	12,558,280
381,541	L	Vimpel-Communications OAO ADR	7,745,282
			36,297,568

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		South Africa: 11.4%
3,239,235		African Bank Investments Ltd.	$10,003,247
2,689,827		FirstRand Ltd.	5,538,685
824,931		Impala Platinum Holdings Ltd.	16,840,466
954,715		Massmart Holdings Ltd.	8,740,090
1,733,670		MTN Group Ltd.	24,462,929
4,815,200	@	Network Healthcare Holdings Ltd.	4,847,106
1,381,084		RMB Holdings Ltd.	4,428,243
670,025		Sasol Ltd.	28,597,142
2,250,004	@, L	Steinhoff International Holdings Ltd.	4,322,712
			107,780,620
		South Korea: 10.6%
129,269		Hyundai Mobis	10,013,218
182,344	L	Hyundai Motor Co.	11,410,976
541,334	#, L	KT&G Corp. GDR	20,138,274
35,320		Posco	13,249,928
58,107		Samsung Electronics Co., Ltd.	26,627,753
39,954		Shinsegae Co., Ltd.	18,857,546
			100,297,695
		Taiwan: 4.9%
5,275,138		HON HAI Precision Industry Co., Ltd.	18,893,937
920,000		President Chain Store Corp.	2,712,096
1,830,073		Taiwan Semiconductor Manufacturing Co., Ltd.	3,069,091
2,300,323	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,554,027
			46,229,151
		Turkey: 1.5%
836,897		Akbank TAS	4,284,524
949,169		Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,747,363
1		Migros Turk TAS	15
			14,031,902
		United Kingdom: 0.6%
158,865		Anglo American PLC	5,366,378
			5,366,378
		Total Common Stock
		(Cost $849,406,357)	865,912,311
PREFERRED STOCK: 2.5%
		Brazil: 2.5%
1,410,021		Banco Itau Holding Financeira SA	23,341,038
		Total Preferred Stock
		(Cost $17,448,568)	23,341,038
WARRANTS: 1.1%
		United Arab Emirates: 1.1%
4,900,138		Emaar Properties PJSC	10,338,703
		Total Warrants
		(Cost $18,623,150)	10,338,703
		Total Long-Term Investments
		(Cost $885,478,075)	899,592,052

Principal Amount				Value
SHORT-TERM INVESTMENTS: 18.6%
		Securities Lending Collateral(cc): 18.6%
$178,078,449		Bank of New York Mellon Corp. Institutional Cash Reserves		$175,280,581
		Total Short-Term Investments
		(Cost $178,078,449)		175,280,581
		Total Investments in Securities
		(Cost $1,063,556,524)*	113.9%	$1,074,872,633
		Other Assets and Liabilities - Net	(13.9)	(131,102,038)
		Net Assets	100.0%	$943,770,595

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is $1,095,781,639.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$116,067,255
		Gross Unrealized Depreciation		(136,976,261)
		Net Unrealized Depreciation		$(20,909,006)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.9%
Apparel	1.5
Auto Manufacturers	1.2
Auto Parts & Equipment	1.1
Banks	14.0
Beverages	3.4
Building Materials	3.6
Distribution/Wholesale	0.8
Diversified Financial Services	4.9
Electronics	2.0
Engineering & Construction	1.1
Food	0.0
Healthcare - Services	0.5
Home Furnishings	0.4
Household Products/Wares	0.5
Iron/Steel	2.2
Metal Fabricate/Hardware	0.9
Mining	7.6
Oil & Gas	15.9
Pharmaceuticals	1.9
Real Estate	2.2
Retail	5.4
Semiconductors	5.4
Software	1.7
Telecommunications	14.2
Short-Term Investments	18.6
Other Assets and Liabilities - Net	(13.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$566,631,440	$—
Level 2- Other Significant Observable Inputs	508,241,193	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,074,872,633	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.7%
		Advertising: 0.1%
25,800	L	Harte-Hanks, Inc.	$267,546
7,500	@, L	inVentiv Health, Inc.	132,450
			399,996
		Aerospace/Defense: 2.1%
30,100	@, L	Alliant Techsystems, Inc.	2,827,594
5,500		Curtiss-Wright Corp.	249,975
32,200	@	Esterline Technologies Corp.	1,274,798
6,000	L	Heico Corp.	196,920
13,200		Kaman Corp.	375,936
8,650	@	Moog, Inc.	370,912
80,600	@, L	TransDigm Group, Inc.	2,758,938
4,600	L	Triumph Group, Inc.	210,266
			8,265,339
		Airlines: 0.7%
150,300	@, L	Hawaiian Holdings, Inc.	1,394,784
70,900	@, L	Republic Airways Holdings, Inc.	722,471
47,100		Skywest, Inc.	752,658
			2,869,913
		Apparel: 1.1%
10,800	@, L	Deckers Outdoor Corp.	1,124,064
73,100	@, L	Iconix Brand Group, Inc.	956,148
78,400	@, L	Maidenform Brands, Inc.	1,137,584
4,100		Oxford Industries, Inc.	105,903
48,100	@	Perry Ellis International, Inc.	717,171
7,900	@, L	Steven Madden Ltd.	195,762
			4,236,632
		Auto Parts & Equipment: 0.5%
20,700	@, L	Accuride Corp.	33,120
6,000	L	American Axle & Manufacturing Holdings, Inc.	32,160
26,500	@	ATC Technology Corp.	629,110
14,500	L	Cooper Tire & Rubber Co.	124,700
66,900	@, L	Lear Corp.	702,450
22,400	@, L	Tenneco, Inc.	238,112
			1,759,652
		Banks: 4.4%
3,600		1st Source Corp.	84,600
15,200		Ameris Bancorp.	225,720
2,000		Bancfirst Corp.	96,660
16,000		Banco Latinoamericano de Exportaciones SA	230,720
14,400	L	Central Pacific Financial Corp.	242,064
6,207	L	Citizens Banking Corp.	19,118
18,050	L	City Bank	281,580
16,500		City Holding Co.	697,125
124,500	L	Colonial BancGroup, Inc.	978,570
10,000	L	Columbia Banking System, Inc.	177,300
23,000	L	Community Bank System, Inc.	578,450
5,770	L	Community Trust Bancorp., Inc.	198,488
15,700	L	East-West Bancorp., Inc.	215,090
3,100		Farmers Capital Bank Corp.	83,762
2,700	L	First Bancorp. - North Carolina	46,170
60,500	L	First Bancorp. - Puerto Rico	669,130
8,700		First Community Bancshares, Inc.	326,424
12,525		Glacier Bancorp., Inc.	310,244
7,200	L	Greene County Bancshares, Inc.	169,272
17,300		Hancock Holding Co.	882,300
67,900	L	Hanmi Financial Corp.	342,895
3,500		Heritage Commerce Corp.	53,270
26,525		IBERIABANK Corp.	1,401,846
16,930		International Bancshares Corp.	457,110
9,400		Lakeland Financial Corp.	206,424
3,800	L	MainSource Financial Group, Inc.	74,480
57,600		Nara Bancorp., Inc.	645,120
9,400	L	NBT Bancorp., Inc.	281,248
10,000		Oriental Financial Group	178,600
34,800	L	Pacific Capital Bancorp.	708,180
9,200		Peoples Bancorp., Inc.	200,284
3,900	L	Prosperity Bancshares, Inc.	132,561
23,400	L	Provident Bankshares Corp.	227,214
3,200	L	Renasant Corp.	69,472
1,657		Republic Bancorp., Inc.	50,240
3,000	L	Sierra Bancorp.	62,580
4,600		Simmons First National Corp.	163,760
22,800		Southwest Bancorp., Inc.	402,876
69,250	L	Sterling Bancshares, Inc.	723,663
22,200		Sterling Financial Corp.	321,900
51,535		SY Bancorp., Inc.	1,578,002

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
4,600		Trico Bancshares	$99,038
29,600	L	Trustco Bank Corp.	346,616
9,500		UCBH Holdings, Inc.	60,895
33,054	L	W Holding Co., Inc.	17,849
20,800		West Coast Bancorp.	304,928
23,300	L	Westamerica Bancorp.	1,340,449
13,000		Wilshire Bancorp., Inc.	158,210
			17,122,497
		Beverages: 0.4%
55,000	@, L	Hansen Natural Corp.	1,663,750
			1,663,750
		Biotechnology: 2.3%
27,700	@, L	Alexion Pharmaceuticals, Inc.	1,088,610
5,100	@, L	AMAG Pharmaceuticals, Inc.	197,523
33,100	@, L	American Oriental Bioengineering, Inc.	214,819
26,400	@, L	Arena Pharmaceuticals, Inc.	132,000
3,500	@	Bio-Rad Laboratories, Inc.	346,920
17,800	@, L	Cell Genesys, Inc.	10,502
5,600	@, L	Enzo Biochem, Inc.	61,488
13,800	@, L	Exelixis, Inc.	83,904
17,600	@, L	GTx, Inc.	334,752
53,100	@, L	Human Genome Sciences, Inc.	337,185
50,200	@	Myriad Genetics, Inc.	3,256,976
23,200	@, L	Protalix BioTherapeutics, Inc.	51,736
29,600	@	Regeneron Pharmaceuticals, Inc.	646,168
55,100	@, L	Seattle Genetics, Inc.	589,570
13,100	@	Telik, Inc.	8,646
15,000	@, L	United Therapeutics Corp.	1,577,550
			8,938,349
		Building Materials: 0.8%
170,100	L	Comfort Systems USA, Inc.	2,272,536
32,650		Quanex Building Products Corp.	497,586
7,500	L	Universal Forest Products, Inc.	261,825
			3,031,947
		Chemicals: 1.5%
46,400		Airgas, Inc.	2,303,760
6,800	L	Balchem Corp.	181,356
22,800		HB Fuller Co.	475,836
58,500		Hercules, Inc.	1,157,715
24,100	L	Innophos Holdings, Inc.	587,558
7,100	@	Intrepid Potash, Inc.	213,994
75,200	@	PolyOne Corp.	485,040
25,200	@, L	WR Grace & Co.	381,024
8,400		Zep, Inc.	148,176
			5,934,459
		Commercial Services: 4.3%
27,600		Advance America Cash Advance Centers, Inc.	82,524
138,500	@	AMN Healthcare Services, Inc.	2,433,445
4,500	L	Bowne & Co., Inc.	51,975
30,400	@, L	Cenveo, Inc.	233,776
24,900	@	Consolidated Graphics, Inc.	755,217
99,900	L	Deluxe Corp.	1,437,561
55,028	@, L	Dollar Financial Corp.	846,881
10,800	@, L	Emergency Medical Services Corp.	322,704
17,000	@	Gartner, Inc.	385,560
28,300	@, L	Geo Group, Inc.	571,943
9,400	@, L	Hackett Group, Inc.	51,136
15,700	L	Heidrick & Struggles International, Inc.	473,355
106,300	@, L	Hudson Highland Group, Inc.	738,785
51,900		Interactive Data Corp.	1,308,918
4,500	@, L	Kendle International, Inc.	201,195
66,200	@	Kforce, Inc.	675,902
26,800	@, L	Korn/Ferry International	477,576
7,400	L	MAXIMUS, Inc.	272,616
10,700	@, L	Morningstar, Inc.	593,529
10,900	@, L	Navigant Consulting, Inc.	216,801
3,200	@, L	Net 1 UEPS Technologies, Inc.	71,456
122,600	@, S, L	Rent-A-Center, Inc.	2,731,528
84,652	@, L	SuccessFactors, Inc.	922,707
29,300	@, L	TrueBlue, Inc.	473,488
12,500	@, L	Valassis Communications, Inc.	108,250
			16,438,828
		Computers: 2.1%
15,900	@, L	CACI International, Inc.	796,590
48,800	@	Ciber, Inc.	341,112
13,000	@, L	COMSYS IT Partners, Inc.	126,360
4,600	@, L	Electronics for Imaging	64,078
6,300	@	iGate Corp.	54,621
82,200		IKON Office Solutions, Inc.	1,398,222
20,800	L	Imation Corp.	469,872
17,200	@, L	Insight Enterprises, Inc.	230,652
4,000	@, L	Integral Systems, Inc.	83,080
7,200	@, L	Magma Design Automation, Inc.	28,944

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
6,100	@	Manhattan Associates, Inc.	$136,274
433	@	Mastech Holdings, Inc.	3,293
21,600	@, L	Mentor Graphics Corp.	245,160
109,000	@	Micros Systems, Inc.	2,905,940
5,600	@	NCI, Inc.	159,488
10,500	@, L	Palm, Inc.	62,685
33,300	@	Perot Systems Corp.	577,755
58,500	@	Quantum Corp.	61,425
26,100	@	Silicon Storage Technology, Inc.	85,086
15,000	@, L	Synaptics, Inc.	453,300
			8,283,937
		Distribution/Wholesale: 1.8%
50,900	@, L	MWI Veterinary Supply, Inc.	1,999,861
33,000		Owens & Minor, Inc.	1,600,500
117,250	L	Pool Corp.	2,735,443
9,400	@	United Stationers, Inc.	449,602
			6,785,406
		Diversified Financial Services: 2.8%
13,600		BGC Partners, Inc.	58,344
153,605	L	Calamos Asset Management, Inc.	2,752,602
9,875	@	CompuCredit Corp.	38,710
8,800	@, L	Encore Capital Group, Inc.	120,560
7,300	L	Federal Agricultural Mortgage Corp.	29,930
11,600	L	Financial Federal Corp.	265,872
17,400	L	First Marblehead Corp.	43,326
33,600	@, L	Interactive Brokers Group, Inc.	744,912
53,200	@, L	Knight Capital Group, Inc.	790,552
23,700	@	LaBranche & Co., Inc.	106,650
9,600		National Financial Partners Corp.	144,000
52,100	@, L	Ocwen Financial Corp.	419,405
177,300		OptionsXpress Holdings, Inc.	3,443,166
44,400	L	SWS Group, Inc.	895,104
4,800	@, L	TradeStation Group, Inc.	44,880
1,600		US Global Investors, Inc.	16,080
30,000	@, L	World Acceptance, Corp.	1,080,000
			10,994,093
		Electric: 1.4%
10,100		Black Hills Corp.	313,807
45,800	@	El Paso Electric Co.	961,800
20,300	L	ITC Holdings Corp.	1,050,931
52,100		Portland General Electric Co.	1,232,686
12,200		Unisource Energy Corp.	356,118
58,000		Westar Energy, Inc.	1,336,320
			5,251,662
		Electrical Components & Equipment: 1.2%
4,400	@	Advanced Energy Industries, Inc.	60,192
18,000	@, L	Evergreen Solar, Inc.	99,360
45,441	@, L	General Cable Corp.	1,619,063
102,500	@	GrafTech International Ltd.	1,548,775
14,200	@, L	Greatbatch, Inc.	348,468
55,500	L	Insteel Industries, Inc.	754,245
9,700	@, L	Power-One, Inc.	14,065
			4,444,168
		Electronics: 0.7%
32,350	@	Benchmark Electronics, Inc.	455,488
12,300	@, L	Checkpoint Systems, Inc.	231,486
22,700		CTS Corp.	290,106
12,400		Methode Electronics, Inc.	110,856
18,100	@	Plexus Corp.	374,670
9,000	@, L	Rofin-Sinar Technologies, Inc.	275,490
223,500	@	Sanmina-SCI Corp.	312,900
18,400		Technitrol, Inc.	272,136
36,100	@, L	TTM Technologies, Inc.	358,112
4,700	L	Watts Water Technologies, Inc.	128,545
			2,809,789
		Energy - Alternate Sources: 0.3%
75,900	@, L	GT Solar International, Inc.	823,515
10,600	@, L	Headwaters, Inc.	141,510
54,700	@, L	Pacific Ethanol, Inc.	76,033
			1,041,058
		Engineering & Construction: 0.3%
4,600	@	EMCOR Group, Inc.	121,072
46,900	@	Perini Corp.	1,209,551
			1,330,623
		Entertainment: 0.7%
113,900	L	Cinemark Holdings, Inc.	1,549,040
8,000	@, L	Rick’s Cabaret International, Inc.	78,560
215,512	@	Shuffle Master, Inc.	1,096,956
5,800	@	Steinway Musical Instruments	164,256
			2,888,812
		Environmental Control: 1.0%
107,750	@, L	Waste Connections, Inc.	3,695,825
			3,695,825

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Food: 2.0%
237,400		B&G Foods, Inc.	$1,697,410
71,800	@, L	Fresh Del Monte Produce, Inc.	1,593,960
44,800	L	Nash Finch Co.	1,931,776
187,388	@, L	Winn-Dixie Stores, Inc.	2,604,693
			7,827,839
		Forest Products & Paper: 0.1%
49,000	@	Buckeye Technologies, Inc.	401,310
9,400		Xerium Technologies, Inc.	60,536
			461,846
		Gas: 2.1%
72,800		Atmos Energy Corp.	1,937,936
28,600		Laclede Group, Inc.	1,386,814
24,750		New Jersey Resources Corp.	888,278
60,452	L	Northwest Natural Gas Co.	3,143,504
18,000		WGL Holdings, Inc.	584,100
			7,940,632
		Hand/Machine Tools: 0.4%
38,900		Regal-Beloit Corp.	1,654,028
			1,654,028
		Healthcare - Products: 3.9%
36,500	@	Bruker BioSciences Corp.	486,545
37,400	@, L	Conmed Corp.	1,196,800
24,500	@, L	Electro-Optical Sciences, Inc.	127,890
800	@	Haemonetics Corp.	49,376
37,800	@	Hanger Orthopedic Group, Inc.	659,610
44,000	@	Idexx Laboratories, Inc.	2,411,200
1,100	@, L	Integra LifeSciences Holdings Corp.	48,433
55,500		Invacare Corp.	1,339,770
13,200	@	Medical Action Industries, Inc.	173,316
7,200	L	Mentor Corp.	171,792
17,500	@	Neurometrix, Inc.	16,625
5,600	@, L	Palomar Medical Technologies, Inc.	75,376
262,500	@, L	PSS World Medical, Inc.	5,118,747
41,700	@, L	Quidel Corp.	684,297
46,600		Steris Corp.	1,751,228
34,100	@, L	Thoratec Corp.	895,125
			15,206,130
		Healthcare - Services: 1.9%
45,000	@, L	Alliance Imaging, Inc.	462,150
13,400	@, L	Amedisys, Inc.	652,178
27,300	@	AMERIGROUP Corp.	689,052
20,800	@	Apria Healthcare Group, Inc.	379,392
29,900	@, L	Centene Corp.	613,249
70,300	@	Gentiva Health Services, Inc.	1,893,882
4,000	@, L	Molina Healthcare, Inc.	124,000
56,800	@, L	Psychiatric Solutions, Inc.	2,155,560
17,800	@	Res-Care, Inc.	322,892
8,100	@	US Physical Therapy, Inc.	140,616
			7,432,971
		Holding Companies - Diversified: 0.0%
5,500		Compass Diversified Trust	76,670
			76,670
		Home Builders: 0.1%
39,500	@, L	Champion Enterprises, Inc.	219,225
			219,225
		Home Furnishings: 0.2%
14,800	L	Hooker Furniture Corp.	262,700
31,900	L	Tempur-Pedic International, Inc.	375,144
			637,844
		Household Products/Wares: 2.2%
174		CSS Industries, Inc.	4,479
13,900		Ennis, Inc.	214,894
57,200	@, L	Helen of Troy Ltd.	1,302,444
135,581	@, L	Jarden Corp.	3,179,374
68,200		Scotts Miracle-Gro Co.	1,612,248
79,600	S	Tupperware Corp.	2,199,348
			8,512,787
		Insurance: 5.6%
25,075		American Physicians Capital, Inc.	1,061,425
14,000	@	Amerisafe, Inc.	254,800
9,691	@	Argo Group International Holdings Ltd.	357,113
43,900		Aspen Insurance Holdings Ltd.	1,207,250
18,100	L	Assured Guaranty Ltd.	294,306
14,500		Delphi Financial Group	406,580
185,000	@, L	eHealth, Inc.	2,960,000
12,200	@, L	First Mercury Financial Corp.	173,850
47,200	L	Flagstone Reinsurance Holdings Ltd.	484,744
5,500	@, L	Hallmark Financial Services, Inc.	49,995
17,000		Max Re Capital Ltd.	394,910
42,100		Meadowbrook Insurance Group, Inc.	297,226
500	@	Navigators Group, Inc.	29,000
36,600		Platinum Underwriters Holdings Ltd.	1,298,568

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
73,400	@	PMA Capital Corp.	$647,388
28,100		PMI Group, Inc.	82,895
113,600	@	ProAssurance Corp.	6,361,600
43,900		RLI Corp.	2,725,751
24,800		Safety Insurance Group, Inc.	940,664
14,200	@, L	SeaBright Insurance Holdings, Inc.	184,600
24,200	L	Selective Insurance Group	554,664
19,600		Zenith National Insurance Corp.	718,144
			21,485,473
		Internet: 2.9%
11,400	@	Art Technology Group, Inc.	40,128
15,300	@	AsiaInfo Holdings, Inc.	140,454
18,700	@	Avocent Corp.	382,602
11,900	@, L	Blue Coat Systems, Inc.	168,861
5,100	@, L	Chordiant Software, Inc.	26,163
37,433	@, L	Cybersource Corp.	603,046
351,911	@, L	Dice Holdings, Inc.	2,498,568
4,400	@, L	Digital River, Inc.	142,560
119,300	@	Earthlink, Inc.	1,014,050
23,100	@	eResearch Technology, Inc.	275,121
21,300	@	Interwoven, Inc.	300,756
21,900	@	j2 Global Communications, Inc.	511,365
207,542	@, L	Liquidity Services, Inc.	2,251,831
13,600	@	Moduslink Global Solutions, Inc.	130,696
900	L	Nutri/System, Inc.	15,948
18,400	@, L	Perficient, Inc.	122,176
10,600	@, L	Secure Computing Corp.	58,088
3,600	@, L	thinkorswim Group, Inc.	29,988
184,048	@, L	Travelzoo, Inc.	1,457,660
87,153	L	United Online, Inc.	820,110
26,900	@	Valueclick, Inc.	275,187
			11,265,358
		Investment Companies: 0.1%
16,657		Kohlberg Capital Corp.	143,084
6,429	L	MCG Capital Corp.	16,844
7,194	L	Patriot Capital Funding, Inc.	45,826
			205,754
		Iron/Steel: 0.1%
10,400	L	Olympic Steel, Inc.	306,696
			306,696
		Machinery - Construction & Mining: 0.1%
8,900	@, L	Astec Industries, Inc.	274,387
			274,387
		Machinery - Diversified: 1.8%
86,075	S	Applied Industrial Technologies, Inc.	2,318,000
11,400		Cascade Corp.	499,434
7,000	@, L	Chart Industries, Inc.	199,920
31,600	@	Columbus McKinnon Corp.	744,812
2,500	@, L	Intevac, Inc.	26,600
6,500	@, L	Middleby Corp.	353,015
55,500	S	Wabtec Corp.	2,843,265
			6,985,046
		Media: 0.1%
9,300	L	Belo Corp.	55,428
10,900		Entercom Communications Corp.	54,718
31,300	L	Idearc, Inc.	39,125
12,600	L	Lee Enterprises, Inc.	44,100
11,000	@, L	Lin TV Corp.	56,760
13,200	L	McClatchy Co.	58,080
			308,211
		Metal Fabricate/Hardware: 1.5%
28,400		CIRCOR International, Inc.	1,233,412
83,600		Commercial Metals Co.	1,412,004
32,600	L	Kaydon Corp.	1,468,956
52,291	@	RBC Bearings, Inc.	1,761,684
			5,876,056
		Mining: 0.7%
49,400		Compass Minerals International, Inc.	2,588,066
			2,588,066
		Miscellaneous Manufacturing: 3.0%
21,500	L	Acuity Brands, Inc.	897,840
9,800		AO Smith Corp.	384,062
76,100		Aptargroup, Inc.	2,976,271
46,100	L	Barnes Group, Inc.	932,142
50,800	@, L	Ceradyne, Inc.	1,862,328
49,900	@, L	EnPro Industries, Inc.	1,854,284
29,700	L	Koppers Holdings, Inc.	1,111,077
16,900		Movado Group, Inc.	377,715
43,400		Myers Industries, Inc.	547,274
167,800	L	Reddy Ice Holdings, Inc.	612,470
			11,555,463

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Office Furnishings: 0.4%
31,500	L	Herman Miller, Inc.	$770,805
3,200	L	HNI, Corp.	81,088
37,500		Knoll, Inc.	567,000
			1,418,893
		Oil & Gas: 3.4%
2,300	L	APCO Argentina, Inc.	65,113
4,500	@, S, L	ATP Oil & Gas Corp.	80,145
29,000	@, L	Callon Petroleum Co.	522,870
33,700	@, L	Concho Resources, Inc.	930,457
91,300	@	Endeavour International Corp.	120,516
8,000	@, L	Georesources, Inc.	91,680
60,500	@, L	Gran Tierra Energy, Inc.	224,455
80,100	@, L	Grey Wolf, Inc.	623,178
91,200	@, L	McMoRan Exploration Co.	2,155,968
50,800	@, L	Parker Drilling Co.	407,416
40,000	L	Penn Virginia Corp.	2,137,600
38,600	@	Southwestern Energy Co.	1,178,844
42,700		St. Mary Land & Exploration Co.	1,522,255
49,696	@, S	Stone Energy Corp.	2,103,632
12,600	@, L	Swift Energy Co.	487,494
50,100	@, L	Vaalco Energy, Inc.	342,684
			12,994,307
		Oil & Gas Services: 1.8%
34,700	@, L	Allis-Chalmers Energy, Inc.	438,955
9,700	@, L	Basic Energy Services, Inc.	206,610
73,200	@, L	Exterran Holdings, Inc.	2,339,472
33,100	@	FMC Technologies, Inc.	1,540,805
19,400	@, L	ION Geophysical Corp.	275,286
7,000		Lufkin Industries, Inc.	555,450
8,700	@	Matrix Service Co.	166,170
9,100	@, L	Newpark Resources	66,430
9,400	@	T-3 Energy Services, Inc.	348,928
44,100	@, L	Trico Marine Services, Inc.	753,228
14,400	@, L	Union Drilling, Inc.	152,496
			6,843,830
		Packaging & Containers: 2.2%
4,100	@, L	AEP Industries, Inc.	82,000
65,400	S	Rock-Tenn Co.	2,614,692
111,900	L	Silgan Holdings, Inc.	5,716,971
			8,413,663
		Pharmaceuticals: 2.3%
24,700	@, L	Alkermes, Inc.	328,510
13,700	@, L	Alpharma, Inc.	505,393
3,200	@, L	Auxilium Pharmaceuticals, Inc.	103,680
50,800	@, L	Bionovo, Inc.	44,196
20,900	@, L	Cardiome Pharma Corp.	158,840
11,700	@	Combinatorx, Inc.	37,791
700	@	CPEX Pharmaceuticals, Inc.	13,125
18,200	@, L	Cypress Bioscience, Inc.	133,770
24,900	@, L	Durect Corp.	139,440
80,100	@	HealthExtras, Inc.	2,092,212
23,700	@, L	Keryx Biopharmaceuticals, Inc.	8,295
31,200	@, L	Medarex, Inc.	201,864
22,900	@, L	Medivation, Inc.	605,934
18,100	@, L	Onyx Pharmaceuticals, Inc.	654,858
10,400	@, L	Par Pharmaceutical Cos., Inc.	127,816
73,760	@, L	PharMerica Corp.	1,658,862
13,100	@, L	Progenics Pharmaceuticals, Inc.	174,361
9,700	@, L	Rigel Pharmaceuticals, Inc.	226,495
4,700	@, L	Salix Pharmaceuticals Ltd.	30,127
14,800	@	ULURU, Inc.	14,800
14,000	@, L	Valeant Pharmaceuticals International	286,580
67,600	@, L	Viropharma, Inc.	886,912
12,100	@	Xenoport, Inc.	586,729
			9,020,590
		Real Estate: 0.7%
9,500	@, L	Forestar Real Estate Group, Inc.	140,125
245,900	@	HFF, Inc.	983,600
35,000		Jones Lang LaSalle, Inc.	1,521,800
			2,645,525
		Retail: 4.9%
21,050	@, L	Aeropostale, Inc.	675,916
81,200	L	Barnes & Noble, Inc.	2,117,696
9,400	L	Bob Evans Farms, Inc.	256,526
47,450	L	Brown Shoe Co., Inc.	777,231
12,400	L	Buckle, Inc.	688,696
13,100		Casey’s General Stores, Inc.	395,227
65,800	S	Cash America International, Inc.	2,371,432
13,400	L	CBRL Group, Inc.	352,420
26,000	@, L	Collective Brands, Inc.	476,060
118,800	@	Denny’s Corp.	306,504
14,800	@	Domino’s Pizza, Inc.	179,672
23,300	@	Einstein Noah Restaurant Group, Inc.	234,864
25,700	@	Ezcorp, Inc.	483,160

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
23,000		Finish Line	$229,770
9,600	@, L	First Cash Financial Services, Inc.	144,000
51,700	@, S	Gymboree Corp.	1,835,350
46,200	@	Jack in the Box, Inc.	974,820
28,000	@, L	JoS. A Bank Clothiers, Inc.	940,800
15,000	S	Men’s Wearhouse, Inc.	318,600
144,200	@, L	Papa John’s International, Inc.	3,916,472
368,300	@	Wet Seal, Inc.	1,336,929
			19,012,145
		Savings & Loans: 0.6%
100,737		First Niagara Financial Group, Inc.	1,435,408
4,600	S, L	First Place Financial Corp.	59,110
9,100	@, L	Guaranty Financial Group, Inc.	35,945
8,900		OceanFirst Financial Corp.	161,268
21,000		United Community Financial Corp.	105,000
11,600		WSFS Financial Corp.	696,000
			2,492,731
		Semiconductors: 2.5%
2,600	@	Actel Corp.	32,448
193,300	@	Amkor Technology, Inc.	1,231,321
30,000	@, L	Anadigics, Inc.	84,300
10,800	@, L	Applied Micro Circuits Corp.	64,584
8,700	@	Asyst Technologies, Inc.	20,880
10,100	@, L	Axcelis Technologies, Inc.	17,170
9,400	@, L	Brooks Automation, Inc.	78,584
43,400	@, L	Cirrus Logic, Inc.	236,530
21,325	@, L	Diodes, Inc.	393,446
74,000	@	Emulex Corp.	789,580
10,630	@	Entegris, Inc.	51,449
6,700	@	IXYS Corp.	60,903
29,600	@, L	Kulicke & Soffa Industries, Inc.	133,496
12,600	@, L	Lattice Semiconductor Corp.	25,956
4,500	@, L	LTX-Credence Corp.	7,830
5,900	@, L	Macrovision Solutions Corp.	90,742
12,300	@	Mattson Technology, Inc.	58,179
33,200	L	Micrel, Inc.	301,124
11,600	@, L	Microsemi Corp.	295,568
31,400	@	MIPS Technologies, Inc.	110,214
12,300	@, L	MKS Instruments, Inc.	244,893
7,500	@, L	Omnivision Technologies, Inc.	85,575
5,700	@, L	Photronics, Inc.	10,716
125,000	@, L	PMC - Sierra, Inc.	927,500
4,200	@, L	Semitool, Inc.	34,356
17,900	@, L	Semtech Corp.	249,884
1,700	@, L	Sigma Designs, Inc.	24,174
35,000	@	Silicon Image, Inc.	186,900
174,400	@, L	Skyworks Solutions, Inc.	1,457,984
41,800	@	Standard Microsystems Corp.	1,044,164
2,000	@, L	Supertex, Inc.	56,320
36,300	@, L	Techwell, Inc.	342,309
112,800	@, L	Triquint Semiconductor, Inc.	540,312
66,300	@, L	Zoran Corp.	541,008
			9,830,399
		Software: 5.5%
45,500	@, L	Actuate Corp.	159,250
37,400		Acxiom Corp.	468,996
2,633	@	Ansys, Inc.	99,712
8,900	@, L	Ariba, Inc.	125,757
289,675	@	Aspen Technology, Inc.	3,678,873
68,200	@, L	Blackboard, Inc.	2,747,778
14,600	@, L	CSG Systems International	255,938
7,050	@	Deltek, Inc.	42,864
3,400	@	Digi International, Inc.	34,680
13,100	@, L	Epicor Software Corp.	103,359
15,700	L	infoGROUP, Inc.	103,777
27,000	@	Informatica Corp.	350,730
80,400	@	JDA Software Group, Inc.	1,222,884
19,300	@	Mantech International Corp.	1,144,297
11,100	@	MedAssets, Inc.	190,920
96,095	@, L	Monotype Imaging Holdings, Inc.	1,069,537
128,200	@, L	Nuance Communications, Inc.	1,562,758
103,600	@	Omnicell, Inc.	1,362,340
44,760	@	Parametric Technology Corp.	823,584
3,300		Pegasystems, Inc.	42,603
36,700	@	Progress Software Corp.	953,833
8,200	@, L	Smith Micro Software, Inc.	58,220
106,800	@	Solera Holdings, Inc.	3,067,296
4,300	@, L	SPSS, Inc.	126,248
41,300	@, L	Sybase, Inc.	1,264,606
			21,060,840
		Telecommunications: 6.0%
58,100	@	3Com Corp.	135,373
13,500	@, L	Adaptec, Inc.	44,280

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
68,800	@, L	Anixter International, Inc.	$4,094,288
94,220	@, L	Arris Group, Inc.	728,321
12,600		Black Box Corp.	435,078
145,470	@, L	Cbeyond, Inc.	2,093,313
283,430	@, L	Centennial Communications Corp.	1,768,603
380,200	@	Cincinnati Bell, Inc.	1,174,818
15,500	@, L	Comtech Telecommunications	763,220
1,183	@	Extreme Networks	3,987
56,000	@, L	Finisar Corp.	56,560
10,300	@	Foundry Networks, Inc.	187,563
31,600	@, L	Harmonic, Inc.	267,020
8,600	@, L	Hypercom Corp.	34,228
7,000	@, L	Mastec, Inc.	93,030
31,900	@, L	MRV Communications, Inc.	37,323
13,800	@, L	Netgear, Inc.	207,000
138,267	@, L	Neutral Tandem, Inc.	2,563,470
55,900	@, L	Novatel Wireless, Inc.	338,754
109,000		NTELOS Holdings Corp.	2,931,010
31,800		Plantronics, Inc.	716,136
18,100	@, L	Polycom, Inc.	418,653
15,100	@, L	Powerwave Technologies, Inc.	59,796
145,700	@, S, L	Premier Global Services, Inc.	2,048,542
28,700	@, L	RF Micro Devices, Inc.	83,804
12,600	@, L	Sonus Networks, Inc.	36,288
37,500	@, L	Symmetricom, Inc.	186,375
84,600	@	Syniverse Holdings, Inc.	1,405,206
20,300	@	Tekelec	283,997
6,600	@, L	Utstarcom, Inc.	22,242
			23,218,278
		Textiles: 0.2%
14,500		Unifirst Corp.	624,805
			624,805
		Toys/Games/Hobbies: 0.8%
88,000	@, S, L	Jakks Pacific, Inc.	2,192,080
14,600	@, L	Marvel Entertainment, Inc.	498,444
22,000	@	RC2 Corp.	440,000
			3,130,524
		Transportation: 2.1%
29,600	L	Arkansas Best Corp.	997,224
10,700	@, L	Atlas Air Worldwide Holdings, Inc.	431,317
19,100	L	Genco Shipping & Trading Ltd.	634,884
43,500	@	Gulfmark Offshore, Inc.	1,952,280
59,700	L	Horizon Lines, Inc.	589,239
22,200	@	HUB Group, Inc.	835,830
48,800		Landstar System, Inc.	2,150,128
1,200	@, L	TBS International Ltd.	16,152
25,300	@, L	YRC Worldwide, Inc.	302,588
			7,909,642
		Total Common Stock
		(Cost $394,562,105)	357,623,389
REAL ESTATE INVESTMENT TRUSTS: 4.8%
		Apartments: 0.8%
4,477	L	American Campus Communities, Inc.	151,681
28,200		Associated Estates Realty Corp.	367,446
6,800	L	Home Properties, Inc.	394,060
47,100		Mid-America Apartment Communities, Inc.	2,314,494
			3,227,681
		Diversified: 1.0%
182,000	S	Lexington Corporate Properties Trust	3,134,040
7,000		Mission West Properties	68,180
8,600		PS Business Parks, Inc.	495,360
			3,697,580
		Health Care: 0.4%
36,000	L	Omega Healthcare Investors, Inc.	707,760
42,700		Senior Housing Properties Trust	1,017,541
			1,725,301
		Hotels: 0.2%
16,200		Ashford Hospitality Trust, Inc.	65,610
26,900		Hersha Hospitality Trust	200,136
5,800		LaSalle Hotel Properties	135,256
39,200		Strategic Hotel Capital, Inc.	295,960
			696,962
		Mortgage: 0.6%
63,900	L	Anthracite Capital, Inc.	342,504
20,600		Capstead Mortgage Corp.	225,570
168,400		MFA Mortgage Investments, Inc.	1,094,600
63,300	L	Northstar Realty Finance Corp.	490,575
12,700	L	RAIT Investment Trust	69,723
			2,222,972

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Office Property: 0.7%
5,100		Alexandria Real Estate Equities, Inc.	$573,750
6,700		BioMed Realty Trust, Inc.	177,215
112,700	L	Franklin Street Properties Corp.	1,465,100
18,200	L	Maguire Properties, Inc.	108,472
13,900	L	Parkway Properties, Inc.	526,254
			2,850,791
		Regional Malls: 0.2%
27,200		Glimcher Realty Trust	283,968
31,000	L	Pennsylvania Real Estate Investment Trust	584,350
			868,318
		Shopping Centers: 0.1%
6,400		Saul Centers, Inc.	323,456
			323,456
		Single Tenant: 0.3%
50,300	L	National Retail Properties, Inc.	1,204,685
			1,204,685
		Warehouse/Industrial: 0.5%
125,000		DCT Industrial Trust, Inc.	936,250
17,200	L	EastGroup Properties, Inc.	834,888
			1,771,138
		Total Real Estate Investment Trusts
		(Cost $20,508,589)	18,588,884

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 0.3%
		U.S. Treasury Notes: 0.3%
$850,000	L	4.625%, due 11/30/08	$855,777
		Total U.S. Treasury Obligations
		(Cost $853,812)	855,777
		Total Long-Term Investments
		(Cost $415,924,506)	377,068,050

Shares			Value
SHORT-TERM INVESTMENTS:30.7%
		Affiliated Mutual Fund: 3.3%
12,805,508	L	ING Institutional Prime Money Market Fund - Class I	$12,805,508
		Total Mutual Fund
		(Cost $12,805,508)	12,805,508

Principal Amount				Value
		Securities Lending Collateral(cc): 27.4%
$105,678,307		Bank of New York Mellon Corp. Institutional Cash Reserves		$105,678,307
		Total Securities Lending Collateral
		(Cost $105,678,307)		105,678,307
		Total Short-Term Investments
		(Cost $118,483,815)		118,483,815
		Total Investments in Securities
		(Cost $534,408,321)*	128.5%	$495,551,865
		Other Assets and Liabilities - Net	(28.5)	(109,823,540)
		Net Assets	100.0%	$385,728,325

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $537,865,332.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$24,978,289
		Gross Unrealized Depreciation		(67,291,756)
		Net Unrealized Depreciation		$(42,313,467)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$494,696,088	$(202,400)
Level 2- Other Significant Observable Inputs	855,777	—
Level 3- Significant Unobservable Inputs	—	—
Total	$495,551,865	$(202,400)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
Russell 2000	18	12/18/08	$(202,400)
			$(202,400)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Aerospace/Defense: 2.5%
28,130		Boeing Co.	$1,613,256
109,420	@	Spirit Aerosystems Holdings, Inc.	1,758,379
70,660		United Technologies Corp.	4,243,840
			7,615,475
		Auto Parts & Equipment: 0.9%
68,260		Johnson Controls, Inc.	2,070,326
44,590	@	TRW Automotive Holdings Corp.	709,427
			2,779,753
		Banks: 10.4%
451,242		Bank of America Corp.	15,793,470
75,800		Capital One Financial Corp.	3,865,800
25,720		Comerica, Inc.	843,359
147,490		Keycorp.	1,761,031
15,090		State Street Corp.	858,319
191,330		Wells Fargo & Co.	7,180,615
19,400		Zions Bancorp.	750,780
			31,053,374
		Beverages: 0.6%
35,330		Coca-Cola Co.	1,868,250
			1,868,250
		Biotechnology: 1.7%
67,910	@	Amgen, Inc.	4,025,026
21,950	@	Gilead Sciences, Inc.	1,000,481
			5,025,507
		Chemicals: 2.2%
19,890		Air Products & Chemicals, Inc.	1,362,266
93,300		Dow Chemical Co.	2,965,074
31,560		Rohm & Haas Co.	2,209,200
			6,536,540
		Coal: 0.7%
22,640		Consol Energy, Inc.	1,038,950
22,640		Peabody Energy Corp.	1,018,800
			2,057,750
		Commercial Services: 1.1%
155,720	@	Hertz Global Holdings, Inc.	1,178,800
8,920	@	ITT Educational Services, Inc.	721,717
25,400		McKesson Corp.	1,366,774
			3,267,291
		Cosmetics/Personal Care: 2.3%
98,780		Procter & Gamble Co.	6,883,978
			6,883,978
		Diversified Financial Services: 7.6%
145,710		CIT Group, Inc.	1,014,142
325,300		Citigroup, Inc.	6,671,903
13,600	@	Doral Financial Corp.	148,512
20,580		Goldman Sachs Group, Inc.	2,634,240
36,360		Merrill Lynch & Co., Inc.	919,908
176,990		Morgan Stanley	4,070,770
15,780		NYSE Euronext	618,260
268,910	@	SLM Corp.	3,318,349
202,090	@	TD Ameritrade Holding Corp.	3,273,858
			22,669,942
		Electric: 4.9%
92,950		American Electric Power Co., Inc.	3,441,939
183,850		CMS Energy Corp.	2,292,610
72,720		Edison International	2,901,528
39,450		Exelon Corp.	2,470,359
16,120		FirstEnergy Corp.	1,079,879
188,310		Sierra Pacific Resources	1,804,010
39,440		Xcel Energy, Inc.	788,406
			14,778,731
		Electronics: 1.0%
74,770	@	Avnet, Inc.	1,841,585
42,530		Tyco Electronics Ltd.	1,176,380
			3,017,965
		Entertainment: 0.2%
42,870		International Game Technology	736,507
			736,507
		Food: 4.6%
41,160		General Mills, Inc.	2,828,515
36,010		Kellogg Co.	2,020,161
44,930		Kraft Foods, Inc.	1,471,458
267,300		Safeway, Inc.	6,340,356
36,010		Sysco Corp.	1,110,188
			13,770,678

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.6%
357,217	@	Domtar Corp.	$1,643,198
			1,643,198
		Hand/Machine Tools: 0.7%
71,690		Kennametal, Inc.	1,944,233
			1,944,233
		Healthcare - Services: 1.9%
46,990		Aetna, Inc.	1,696,809
86,020	@	WellPoint, Inc.	4,023,155
			5,719,964
		Insurance: 7.0%
43,900		ACE Ltd.	2,376,307
44,250		Assurant, Inc.	2,433,750
330,930		Genworth Financial, Inc.	2,849,307
623,570		MGIC Investment Corp.	4,383,697
56,940		Old Republic International Corp.	725,985
30,180		Prudential Financial, Inc.	2,172,960
16,460		RenaissanceRe Holdings Ltd.	855,920
85,410		Travelers Cos., Inc.	3,860,532
75,460		XL Capital Ltd.	1,353,752
			21,012,210
		Internet: 0.7%
106,330	@	Symantec Corp.	2,081,941
			2,081,941
		Leisure Time: 0.7%
95,350		Royal Caribbean Cruises Ltd.	1,978,513
			1,978,513
		Machinery - Construction & Mining: 0.9%
57,590		Joy Global, Inc.	2,599,613
			2,599,613
		Media: 4.9%
294,290		News Corp. - Class A	3,528,537
141,320	@	Time Warner Cable, Inc.	3,419,944
265,140		Time Warner, Inc.	3,475,985
135,480		Walt Disney Co.	4,157,881
			14,582,347
		Miscellaneous Manufacturing: 2.4%
278,040		General Electric Co.	7,090,020
			7,090,020
		Oil & Gas: 14.8%
27,440		Anadarko Petroleum Corp.	1,331,114
24,010		Apache Corp.	2,503,763
132,740		Chevron Corp.	10,948,395
32,590		ConocoPhillips	2,387,218
250,680		ExxonMobil Corp.	19,467,809
102,560		Marathon Oil Corp.	4,089,067
32,930		Occidental Petroleum Corp.	2,319,919
11,660	@	Transocean, Inc.	1,280,734
			44,328,019
		Oil & Gas Services: 0.3%
13,720		Baker Hughes, Inc.	830,609
			830,609
		Packaging & Containers: 0.9%
29,500		Ball Corp.	1,164,955
63,450		Sealed Air Corp.	1,395,266
			2,560,221
		Pharmaceuticals: 7.8%
111,470		Abbott Laboratories	6,418,443
150,700		Bristol-Myers Squibb Co.	3,142,095
24,000		Cardinal Health, Inc.	1,182,720
222,950		Merck & Co., Inc.	7,036,302
296,350		Schering-Plough Corp.	5,473,585
			23,253,145
		Retail: 1.2%
108,730		CVS Caremark Corp.	3,659,852
			3,659,852
		Semiconductors: 0.3%
41,160		Xilinx, Inc.	965,202
			965,202
		Software: 1.4%
68,260		CA, Inc.	1,362,470
63,800		Fidelity National Information Services, Inc.	1,177,748
57,970		Microsoft Corp.	1,547,219
			4,087,437
		Telecommunications: 8.2%
260,700	@	Cisco Systems, Inc.	5,881,392
246,340		Corning, Inc.	3,852,758
437,600		Verizon Communications, Inc.	14,042,580
80,600		Virgin Media, Inc.	636,740
			24,413,470
		Transportation: 1.8%
82,320		Norfolk Southern Corp.	5,450,407
			5,450,407
		Total Common Stock (Cost $338,709,997)	290,262,142

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Apartments: 0.3%
29,978		Apartment Investment & Management Co.		$1,049,830
				1,049,830
		Diversified: 0.4%
31,900		Liberty Property Trust		1,201,035
				1,201,035
		Mortgage: 0.2%
42,800		Annaly Capital Management, Inc.		575,660
				575,660
		Shopping Centers: 0.4%
31,900		Kimco Realty Corp.		1,178,386
				1,178,386
		Total Real Estate Investment Trusts (Cost $4,208,847)		4,004,911
		Total Long-Term Investments (Cost $342,918,844)		294,267,053
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
2,570,747		ING Institutional Prime Money Market Fund - Class I		2,570,747
		Total Short-Term Investments (Cost $2,570,747)		2,570,747
		Total Investments in Securities
		(Cost $345,489,591)*	99.4%	$296,837,800
		Other Assets and Liabilities - Net	0.6	1,798,568
		Net Assets	100.0%	$298,636,368

	@	Non-income producing security
	*	Cost for federal income tax purposes is $352,773,463.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$96,049
		Gross Unrealized Depreciation		(56,031,712)
		Net Unrealized Depreciation		$(55,935,663)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$296,837,800	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$296,837,800	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 80.9%
		Australia: 1.3%
36,650		BHP Billiton Ltd.	$948,160
3,947,321		Macquarie Airports Management Ltd.	8,678,170
337,993		Newcrest Mining Ltd.	7,022,805
107,785		Rio Tinto Ltd.	7,262,798
			23,911,933
		Austria: 1.7%
110,343		Erste Bank der Oesterreichischen Sparkassen AG	5,493,362
22,376		Flughafen Wien AG	1,410,639
171,125		OMV AG	7,212,924
115,146		Raiffeisen International Bank Holding AG	8,316,528
186,944		Telekom Austria AG	3,289,234
98,970		Wiener Staedtische Allgemeine Versicherung AG	4,940,759
			30,663,446
		Belgium: 1.0%
9,312		Groupe Bruxelles Lambert SA	803,701
87,812		InBev NV	5,224,335
47,677		Kbc Ancora	3,141,787
92,640		KBC Groep NV	8,058,876
			17,228,699
		Bermuda: 0.2%
56,900	@, L	Central European Media Enterprises Ltd.	3,721,260
			3,721,260
		Canada: 1.8%
419,107		Barrick Gold Corp.	15,346,582
292,926	@	Eldorado Gold Corp. (Canadian Denominated Security)	1,827,605
721,737	@	Ivanhoe Mines Ltd.	4,374,164
377,758		Kinross Gold Corp.	6,066,135
17,329		Potash Corp. of Saskatchewan	2,246,542
29,325	@, L	Research In Motion Ltd.	2,002,898
119,256		Talisman Energy, Inc.	1,683,087
			33,547,013
		China: 0.4%
7,955,338		Beijing Capital International Airport Co., Ltd.	6,570,901
			6,570,901
		Cyprus: 0.1%
216,289		Bank of Cyprus Public Co., Ltd.	1,720,086
			1,720,086
		Czech Republic: 3.4%
271,892		Komercni Banka A/S	61,434,288
			61,434,288
		Denmark: 1.3%
8,684	@	ALK-Abello A/S	910,420
206,055		Carlsberg A/S	15,710,338
11,152		Flsmidth & Co. A/S	566,278
135,854		Novo-Nordisk A/S	7,042,983
			24,230,019
		Finland: 1.1%
224,788		Fortum OYJ	7,543,703
35,474		Kemira OYJ	420,095
266,233		Nokia OYJ	4,965,616
58,137		OKO Bank	847,247
109,147		Orion OYJ	1,849,190
37,364		Outotec OYJ	1,005,981
335,439		Stora Enso OYJ (Euro Denominated Security)	3,277,601
			19,909,433
		France: 10.4%
13,042		Accor SA	696,526
132,733		ADP	10,959,341
151,393		Air Liquide	16,635,669
22,268		Alstom	1,690,346
124,670		AXA SA	4,080,983
61,398		Bouygues SA	2,781,351
3,942		Casino Guichard Perrachon SA	339,294
122,865		Cie de Saint-Gobain	6,355,602
7,640		EDF Energies Nouvelles S.A.	380,677
105,367		Electricite de France	7,619,429
28,197		Eurazeo	2,383,650
407,210		France Telecom SA	11,422,052
292,542		Gaz de France	15,219,843
131,324		Groupe Danone	9,315,037
49,738		JC Decaux SA	1,089,160
54,003		Lafarge SA	5,685,866
148,659		LVMH Moet Hennessy Louis Vuitton SA	13,051,289
162,377		Pernod-Ricard SA	14,303,917
73,023		PPR	6,533,929
13,465		Remy Cointreau SA	634,999
238,976		Sanofi-Aventis	15,711,566

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
2,781		Schneider Electric SA	$226,912
73,419	@	Suez Environnement SA	1,807,749
489,423		Total SA	29,732,341
192,784		Vinci SA	9,083,203
86,726		Vivendi	2,718,915
			190,459,646
		Germany: 9.1%
10,536		Adidas AG	563,874
358,202		Bayer AG	26,294,403
13,558	@	Continental AG	1,344,672
210,721		DaimlerChrysler AG	10,640,227
115		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	—
25,464		Deutsche Boerse AG	2,358,308
106,269		Deutsche Post AG	2,229,247
279,216		Deutsche Telekom AG	4,166,747
443,100		E.ON AG	22,504,810
477,433		Fraport AG Frankfurt Airport Services Worldwide	28,305,406
165,907		Fresenius AG	12,176,379
264,631		Fresenius Medical Care AG & Co. KGaA	13,672,822
26,789		Hamburger Hafen und Logistik AG	1,596,506
49,698		Henkel KGaA	1,522,826
3,834		MAN AG	260,803
18,140		Merck KGaA	1,934,503
128,390		Metro AG	6,440,072
313,278		Rhoen Klinikum AG	8,885,466
29,568		RWE AG	2,761,337
191,451		Siemens AG	18,007,313
71,389	@	UkrTelecom GDR	259,293
			165,925,014
		Greece: 0.3%
168,351		Hellenic Telecommunications Organization SA	3,026,095
1,378,549		Veterin SA	2,927,555
			5,953,650
		Hong Kong: 0.5%
1,126,815		China Merchants Holdings International Co., Ltd.	3,614,520
2,882,244	@	Galaxy Entertainment Group Ltd.	570,924
7,187,065		GOME Electrical Appliances Holdings Ltd.	2,121,902
316,434	@, L	Melco PBL Entertainment Macau Ltd. ADR	1,262,572
5,741,405		Shun TAK Holdings Ltd.	1,976,943
			9,546,861
		Hungary: 4.2%
3,271,601		Magyar Telekom Telecommunications PLC	15,344,971
1,625,662	@	OTP Bank Nyrt	58,831,662
10,695		Richter Gedeon Nyrt	1,957,668
			76,134,301
		India: 1.9%
601,450	@, #	State Bank of India Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	18,740,165
117,910		State Bank of India Ltd. GDR	7,124,548
301,480	@, #	State Bank of India Ltd.(Participation Certificate, Issuer: Citigroup Global Markets)	9,393,607
			35,258,320
		Ireland: 0.3%
137,900		CRH PLC	2,946,297
1,000,487	@	Dragon Oil PLC	3,163,539
			6,109,836
		Italy: 2.2%
435,482		Banca Popolare di Milano Scrl	3,701,056
42,442		Banche Popolari Unite Scpa	929,764
278,066		Buzzi Unicem S.p.A.	4,272,678
409,265		Credito Emiliano S.p.A.	3,501,121
324,341		Enel S.p.A.	2,641,720
72,523		Geox S.p.A.	709,410
3,119,785		Intesa Sanpaolo S.p.A.	17,157,465
1,523,136		Intesa Sanpaolo S.p.A. - RNC	7,266,484
48,641		Italcementi S.p.A.	602,506
6,370		Lottomatica S.p.A.	166,801
			40,949,005
		Japan: 6.2%
41,730		Acom Co., Ltd.	1,426,172
28,816		Aisin Seiki Co., Ltd.	705,706
74,000		Bank of Kyoto Ltd.	755,263
259,000		Bank of Yokohama Ltd.	1,282,933
116,041		Canon, Inc.	4,399,215
514		Central Japan Railway Co.	4,846,775
133,000		Chiba Bank Ltd.	697,333
19,600		Daikin Industries Ltd.	661,070
46,272		Daiwa Securities Group, Inc.	337,033
62,022		Denso Corp.	1,521,266
879		East Japan Railway Co.	6,555,262
26,200		Eisai Co., Ltd.	1,023,109
27,200		Fanuc Ltd.	2,046,305
288		Fuji Television Network, Inc.	371,475
95,000		Gunma Bank Ltd.	541,729
129,020		Honda Motor Co., Ltd.	3,913,533
27,600		Ibiden Co., Ltd.	671,898

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
50,000		Itochu Corp.	$301,208
1,111		Japan Tobacco, Inc.	4,187,454
16,728		JFE Holdings, Inc.	518,838
33,469		JS Group Corp.	421,340
658		KDDI Corp.	3,727,353
274,228		Komatsu Ltd.	4,489,526
49,829		Kubota Corp.	314,294
21,800		Kyocera Corp.	1,654,744
26,361		Makita Corp.	540,017
153,324		Matsushita Electric Industrial Co., Ltd.	2,643,232
36,700		Mitsubishi Corp.	765,567
205,286		Mitsubishi Electric Corp.	1,385,078
716,346		Mitsubishi UFJ Financial Group, Inc.	6,246,716
48,000		Mitsui & Co., Ltd.	595,887
24,596		Mitsui Fudosan Co., Ltd.	475,243
243		Mizuho Financial Group, Inc.	1,062,675
9,000		Nidec Corp.	553,669
17,286		Nintendo Co., Ltd.	7,332,268
338,123		Nippon Electric Glass Co., Ltd.	3,062,872
161		Nippon Telegraph & Telephone Corp.	718,615
45,077		Nissan Motor Co., Ltd.	304,801
39,804		Nomura Holdings, Inc.	519,446
2,683		NTT DoCoMo, Inc.	4,294,671
10,232		Olympus Corp.	299,058
45,883		Promise Co., Ltd.	887,844
37,207		Ricoh Co., Ltd.	523,166
33,847		Seven & I Holdings Co., Ltd.	972,421
38,000		Sharp Corp.	415,228
20,200		Shin-Etsu Chemical Co., Ltd.	960,525
77,000		Shizuoka Bank Ltd.	758,111
135,266		Sony Corp.	4,171,280
39,397		Stanley Electric Co., Ltd.	577,950
136,974		Sumitomo Heavy Industries	653,059
274,134		Sumitomo Metal Industries Ltd.	849,857
497		Sumitomo Mitsui Financial Group, Inc.	3,116,023
168,000		Sumitomo Trust & Banking Co., Ltd.	1,119,291
54,000		Suruga Bank Ltd.	628,549
120,728		Suzuki Motor Corp.	2,236,990
43,400		Takeda Pharmaceutical Co., Ltd.	2,185,216
264,262		Toyota Motor Corp.	11,297,864
58,844		Yamada Denki Co., Ltd.	4,460,308
			113,984,331
		Mexico: 0.7%
381,697		Corporacion Moctezuma	865,201
308,604	L	Fomento Economico Mexicano SA de CV ADR	11,770,157
146,492		Grupo Cementos Chihuahua	589,370
			13,224,728
		Netherlands: 3.9%
79,725		Heineken NV	3,203,129
16,659		Koninklijke Vopak NV	783,737
45,876		Reed Elsevier NV	659,794
932,031		Royal Dutch Shell PLC	27,459,607
398,004		Royal KPN NV	5,747,936
85,387		TNT NV	2,365,789
1,114,724		Unilever NV	31,378,162
			71,598,154
		New Zealand: 0.1%
1,867,005		Auckland International Airport Ltd.	2,453,404
			2,453,404
		Norway: 0.1%
271,077		DnB NOR ASA	2,102,960
			2,102,960
		Poland: 5.4%
16,821	@	Bank BPH	488,352
230,814		Bank Handlowy w Warszawie	6,122,588
334,417		Bank Millennium SA	885,363
542,723		Bank Pekao SA	39,173,940
51,930		Bank Zachodni WBK SA	3,343,888
15,416	@	BRE Bank SA	2,033,527
582,405		Polish Oil & Gas	803,209
1,545,486		Powszechna Kasa Oszczednosci Bank Polski SA	28,325,559
1,901,706		Telekomunikacja Polska SA	18,139,293
			99,315,719
		Portugal: 0.7%
237,145		Energias de Portugal SA	995,254
1,323,050		Jeronimo Martins	11,283,570
			12,278,824
		Romania: 0.4%
753,619		Romanian Bank for Development SA	3,298,533
35,863,292		SNP Petrom SA	4,349,470
			7,648,003
		Russia: 0.6%
115		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	519,258
115		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	36,283

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Russia (continued)
232,415	@, #	Federal Grid Co Unitied Energy System JSC GDR	$706,485
11,500,000	@	Holding MRSK OAO	690,000
15,985	@, #	Kusbassenergo OJSC - Spon GDR	41,115
77,165	@, #	Mosenergo OAO - Spon GDR	227,045
125,000	@, #, L	Novorossiysk Sea Trading Port - Spon GDR	1,078,125
221,260	@, #	OGK-1 OAO GDR	310,420
57,500	@, #	OGK-2 OAO GDR	100,390
94,530	@, #	OGK-3 OJSC - Spon GDR	149,384
67,045	@, #	OGK-6 OAO GDR	131,164
1,432	@	Open Investments	218,073
207,749	@, #, L	Pharmstandard OJSC GDR	3,688,038
15,765	L	Polyus Gold Co. ZAO ADR	252,368
11,500,000	@	RAO Energy System of East OAO	52,325
5,335,457	@	RusHydro	164,081
397,095	@, #	RusHydro GDR	1,264,331
143,870	@, #, L	Sistema-Hals GDR	143,870
48,070	@	Sochinskaya TPS OAO - Spon GDR	262,269
38,410	@, #	Territorial Generat - Spon GDR	104,632
3,680	@, #	TGC 14 JSC - Spon GDR	22,803
87,860	@, #	TGK-1 - Spon GDR	154,081
14,835	@, #	TGK-2 - Spon GDR	126,612
36,455	@, #	TGK-4 - Spon GDR	174,746
35,190	@, #	TGK-6 - Spon GDR	41,142
38,640	@, #	TGK-9 - Spon GDR	75,292
21,558	@	Wimm-Bill-Dann Foods - Class S	746,477
39,560	@, #	Yenisei Territorial - Spon GDR	46,174
			11,526,983
		South Korea: 0.3%
10,324		Samsung Electronics Co., Ltd.	4,731,012
			4,731,012
		Spain: 1.4%
7,273		Acciona SA	1,108,470
322,386	@	EDP Renovaveis SA	2,537,043
548,780	@	Iberdrola Renovables	2,397,885
40,933		Inditex SA	1,732,024
777,511		Telefonica SA	18,487,276
			26,262,698
		Sweden: 0.6%
104,185		Getinge AB	2,147,416
41,803		Hennes & Mauritz AB	1,711,658
14,448		Modern Times Group AB	520,471
293,622		Nordea Bank AB	3,505,536
208,150		Svenska Cellulosa AB - B Shares	2,205,011
261,390		TeliaSonera AB	1,485,483
			11,575,575
		Switzerland: 7.7%
283,148	@	ABB Ltd.	5,486,963
21,216		BKW FMB Energie AG	2,186,605
150,451		Compagnie Financiere Richemont AG	6,647,445
12,962		Flughafen Zuerich AG	4,180,023
91,058		Holcim Ltd.	6,673,767
1,088,032		Nestle SA	47,022,065
24,570		Nobel Biocare Holding AG	821,831
519,183		Novartis AG	27,334,756
175,519		Roche Holding AG	27,476,080
1,580		SGS SA	1,859,514
26,318		Swatch Group AG - BR	4,857,905
72,600		Swiss Reinsurance	4,029,696
10,477		Synthes, Inc.	1,449,412
			140,026,062
		Taiwan: 0.0%
2,054		Cathay Financial Holding Co., Ltd. GDR	27,524
			27,524
		Ukraine: 0.4%
17,389,206	@	JSCB Ukrsotsbank	1,336,313
13,488,271	@	Raiffeisen Bank Aval	1,156,138
42,837	@	Ukrnafta Oil Co. ADR	973,138
113	@	Ukrnafta Oil Co. GDR	14,603
42,464,048		UkrTelecom	3,338,553
			6,818,745
		United Kingdom: 11.1%
47,474		Amec PLC	544,542
141,601		Anglo American PLC	4,783,208
341,483		BAE Systems PLC	2,517,376
187,531		BHP Billiton PLC	4,248,342
100,802		British American Tobacco PLC	3,272,852
1,654,971		Cadbury PLC	16,638,567
318,424		Compass Group PLC	1,974,858
1,998,894		Diageo PLC	34,099,903
1,146,425		GlaxoSmithKline PLC	24,834,523
371,522		Imperial Tobacco Group PLC	11,926,075
55,217		Intertek Group PLC	827,661
222,322		National Grid PLC	2,796,734
71,395		Peter Hambro Mining PLC	645,380

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
323,691		Reckitt Benckiser PLC	$15,694,045
100,792		Rio Tinto PLC	6,325,603
689,073	@	Rolls-Royce Group PLC	4,172,292
68,431		Scottish & Southern Energy PLC	1,716,498
1,301,126		Smith & Nephew PLC	13,741,698
3,213,560		Tesco PLC	22,350,159
9,380,049		Vodafone Group PLC	20,715,086
62,788		William Hill PLC	264,760
1,154,608		WM Morrison Supermarkets PLC	5,369,366
431,116		WPP Group PLC	3,487,089
			202,946,617
		United States: 0.1%
34,018	@	Dr Pepper Snapple Group, Inc.	900,797
			900,797
		Total Common Stock (Cost $1,742,753,798)	1,480,695,847
EXCHANGE-TRADED FUNDS: 9.7%
		Eurozone: 3.8%
1,636,601		iShares DJ Euro STOXX 50	70,202,909
			70,202,909
		France: 3.9%
122,634		Lyxor ETF CAC 40	6,976,532
1,425,118		Lyxor ETF DJ Euro Stoxx 50	63,679,199
			70,655,731
		Germany: 1.0%
231,107	@	iShares DAX® (DE)	18,063,521
			18,063,521
		Japan: 1.0%
1,830,365	@	Nomura TOPIX Exchange Traded Fund	19,120,262
			19,120,262
		Total Exchange-Traded Funds (Cost $215,551,203)	178,042,423
MUTUAL FUNDS: 0.0%
		Russia: 0.0%
249,625	@	RenShares Utilities Ltd.	302,046
		Total Mutual Funds (Cost $397,015)	302,046
PREFERRED STOCK: 0.2%
		Russia: 0.2%
6,295		Silvinit BRD	2,329,150
1,221,344		URSA Bank	524,237
		Total Preferred Stock (Cost $5,817,846)	2,853,387
		Total Long-Term Investments (Cost $1,964,519,862)	1,661,893,703
SHORT-TERM INVESTMENTS: 9.3%
		Affiliated Mutual Fund: 5.3%
97,485,708		ING Institutional Prime Money Market Fund - Class I	97,485,708
		Total Mutual Fund (Cost $97,485,708)	97,485,708

Principal Amount				Value
		Securities Lending Collateral(cc): 4.0%
$74,018,234		Bank of New York Mellon Corp. Institutional Cash Reserves		$71,938,212
		Total Securities Lending Collateral (Cost $74,018,234)		71,938,212
		Total Short-Term Investments (Cost $171,503,942)		169,423,920
		Total Investments in Securities
		(Cost $2,136,023,804)*	100.1%	$1,831,317,623
		Other Assets and Liabilities - Net	(0.1)	(1,828,470)
		Net Assets	100.0%	$1,829,489,153

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $2,142,314,648.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,766,391
		Gross Unrealized Depreciation		(340,763,416)
		Net Unrealized Depreciation		$(310,997,025)

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.4
Agriculture	1.1
Apparel	0.1
Auto Manufacturers	1.6
Auto Parts & Equipment	0.2
Banks	17.7
Beverages	4.7
Building Materials	1.6
Chemicals	2.6
Commercial Services	0.2
Computers	0.1
Distribution/Wholesale	0.1
Diversified Financial Services	0.5
Electric	3.0
Electrical Components & Equipment	0.1
Electronics	0.3
Energy - Alternate Sources	0.3
Engineering & Construction	4.4
Entertainment	0.0
Food	8.2
Food Service	0.1
Forest Products & Paper	0.3
Gas	0.8
Hand/Machine Tools	0.0
Healthcare - Products	1.7
Healthcare - Services	1.2
Hedge Fund	0.0
Holding Companies - Diversified	1.0
Home Furnishings	0.4
Household Products/Wares	0.9
Insurance	0.7
Investment Companies	0.1
Iron/Steel	0.1
Lodging	0.1
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.3
Media	0.6
Mining	3.2
Miscellaneous Manufacturing	1.0
Office/Business Equipment	0.3
Oil & Gas	4.1
Oil & Gas Services	0.0
Pharmaceuticals	6.5
Real Estate	0.2
Retail	1.6
Semiconductors	0.3
Telecommunications	6.5
Toys/Games/Hobbies	0.4
Transportation	1.0
Water	0.1
Other Long-Term Investments	9.7
Short-Term Investments	9.3
Other Assets and Liabilities - Net	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$348,018,176	$—
Level 2- Other Significant Observable Inputs	1,482,743,906	1,789,634
Level 3- Significant Unobservable Inputs	555,541	—
Total	$1,831,317,623	$1,789,634

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$17,278,540	$—
Net purchases/sales	(9,972,503)	—
Total realized and unrealized gain (loss)	(6,750,496)	—
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$555,541	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(3,957,368).

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Czech Koruna
CZK 183,247,173	BUY	12/9/08	10,565,146	10,541,142	$(24,004)
EU Euro
EUR 26,727,446	BUY	12/2/08	39,576,398	37,744,712	(1,831,686)
EU Euro
EUR 66,945,147	BUY	12/8/08	98,541,917	94,545,545	(3,996,372)
Japanese Yen
JPY 880,441,797	BUY	11/4/08	8,194,349	8,325,360	131,011
Japanese Yen
JPY 9,362,271,687	BUY	11/10/08	86,687,701	88,591,938	1,904,237
South Korean Won
KRW 24,812,090,758	BUY	10/6/08	22,199,240	20,576,518	(1,622,722)
South Korean Won
KRW 3,011,671,371	BUY	11/4/08	2,971,849	2,507,048	(464,801)
South Korean Won
KRW 4,987,781,044	BUY	12/4/08	4,461,343	4,155,216	(306,127)
Mexican Peso
MXN 59,824,092	BUY	11/21/08	5,589,835	5,433,316	(156,519)
					$(6,366,983)
Canadian Dollar
CAD 5,715,066	SELL	12/22/08	5,384,967	5,384,974	$(7)
Czech Koruna
CZK 159,160,565	SELL	10/22/08	9,598,394	9,147,174	451,220
Czech Koruna
CZK 514,240,053	SELL	12/9/08	29,459,215	29,581,232	(122,017)
Czech Koruna
CZK 388,636,741	SELL	12/9/08	22,102,103	22,356,006	(253,903)
EU Euro
EUR 41,271,787	SELL	12/2/08	60,161,058	58,284,347	1,876,711
EU Euro
EUR 74,172,668	SELL	12/8/08	106,569,064	104,752,856	1,816,208
EU Euro
EUR 77,665,142	SELL	12/8/08	110,974,556	109,685,220	1,289,336
EU Euro
EUR 36,723,608	SELL	12/8/08	53,094,074	51,864,156	1,229,918
EU Euro
EUR 26,851,732	SELL	12/8/08	37,617,128	37,922,265	(305,137)
Japanese Yen
JPY 672,231,592	SELL	11/10/08	6,274,622	6,361,095	(86,473)
South Korean Won
KRW 24,812,090,758	SELL	10/6/08	21,805,159	20,576,518	1,228,641
South Korean Won
KRW 3,011,671,371	SELL	11/4/08	2,645,879	2,507,048	138,831
South Korean Won
KRW 4,987,781,044	SELL	12/4/08	4,380,626	4,155,216	225,410
Mexican Peso
MXN 121,385,286	SELL	11/21/08	11,759,291	11,024,399	734,892
Polish Zloty
PLN 44,486,793	SELL	11/19/08	19,502,359	18,441,115	1,061,244
Polish Zloty
PLN 88,284,692	SELL	12/9/08	36,392,402	36,576,058	(183,656)
Polish Zloty
PLN 47,291,724	SELL	12/9/08	19,207,101	19,592,806	(385,705)
Polish Zloty
PLN 26,097,038	SELL	12/9/08	10,536,117	10,811,917	(275,800)
Polish Zloty
PLN 29,532,628	SELL	12/9/08	11,952,175	12,235,271	(283,096)
					$8,156,617

			PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio			as of September 30, 2008 (Unaudited)
Shares				Value
COMMON STOCK: 94.7%
			Banks: 3.9%
71,140			Bank of America Corp.	$2,489,900
132,900			Capital One Financial Corp.	6,777,900
				9,267,800
			Biotechnology: 3.1%
124,011	@		Amgen, Inc.	7,350,132
				7,350,132
			Computers: 7.9%
62,200	@		EMC Corp.	743,912
207,900			Hewlett-Packard Co.	9,613,296
73,900			International Business Machines Corp.	8,643,344
				19,000,552
			Diversified Financial Services: 14.6%
15,600			American Express Co.	552,708
725,400			Citigroup, Inc.	14,877,954
212,100			JPMorgan Chase & Co.	9,905,070
284,600			Merrill Lynch & Co., Inc.	7,200,380
63,100			NYSE Euronext	2,472,258
				35,008,370
			Electric: 6.6%
1,345,100	@		AES Corp.	15,724,218
				15,724,218
			Healthcare - Services: 10.5%
384,024			Aetna, Inc.	13,867,107
439,965			UnitedHealth Group, Inc.	11,170,711
				25,037,818
			Internet: 18.0%
236,694	@		Amazon.com, Inc.	17,221,855
481,300	@		eBay, Inc.	10,771,494
17,102	@		Google, Inc. - Class A	6,849,693
482,350	@		Yahoo!, Inc.	8,344,655
				43,187,697
			Iron/Steel: 0.5%
33,400			Nucor Corp.	1,319,300
				1,319,300
			Media: 3.7%
674,150			Time Warner, Inc.	8,838,107
				8,838,107
			Miscellaneous Manufacturing: 8.8%
6,200			3M Co.	423,522
635,000			Eastman Kodak Co.	9,766,300
426,400			General Electric Co.	10,873,200
				21,063,022
			Retail: 6.8%
136,700			JC Penney Co., Inc.	4,557,578
125,800	@		Sears Holding Corp.	11,762,300
				16,319,878
			Semiconductors: 2.1%
233,700			Texas Instruments, Inc.	5,024,550
				5,024,550
			Software: 5.0%
295,850			CA, Inc.	5,905,166
151,350	@		Electronic Arts, Inc.	5,598,437
15,500			Microsoft Corp.	413,695
				11,917,298
			Telecommunications: 3.2%
344,300	@		Cisco Systems, Inc.	7,767,408
				7,767,408
			Total Investments in Securities
		(Cost $291,964,834)*	94.7%	$226,826,150
		Other Assets and Liabilities - Net	5.3	12,626,808
		Net Assets	100.0%	$239,452,958

	@		Non-income producing security
	*		Cost for federal income tax purposes is $303,335,660.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$7,935,096
			Gross Unrealized Depreciation	(84,444,606)
			Net Unrealized Depreciation	$(76,509,510)

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$226,826,150	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$226,826,150	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,297,868		ING Columbia Small Cap Value II Portfolio - Class I		$20,772,726
6,414,910		ING Disciplined International SmallCap Fund - Class I		46,379,800
1,929,415		ING Disciplined Small Cap Value Portfolio - Class I		15,531,791
1,822,818		ING FMRSM Diversified Mid Cap Portfolio - Class I		20,579,612
2,614,200		ING Global Real Estate Portfolio - Class I		26,220,427
4,972,639		ING Goldman Sachs Commodity Strategy Portfolio - Class I		40,029,741
6,309,765		ING International Index Portfolio - Class I		51,298,386
2,872,866		ING Janus Contrarian Portfolio - Class I		31,515,337
1,964,728		ING JPMorgan Emerging Markets Equity Portfolio - Class I		32,260,837
1,882,828		ING JPMorgan Small Cap Core Equity Portfolio - Class I		20,711,111
4,146,578		ING JPMorgan Value Opportunities Portfolio - Class I		31,928,649
9,217,260		ING Julius Baer Foreign Portfolio - Class I		107,288,905
1,111,902		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		42,263,385
1,444,035		ING Marsico Growth Portfolio - Class I		20,952,952
1,983,586		ING Marsico International Opportunities Portfolio - Class I		20,847,494
3,584,268		ING Multi-Manager International Small Cap Portfolio - Class I		25,699,199
5,840,767		ING Neuberger Berman Partners Portfolio - Class I		47,018,171
3,214,298		ING Pioneer Mid Cap Value Portfolio - Class I		31,339,406
11,476,062		ING Russell Large Cap Index Portfolio - Class I		105,465,012
2,258,957		ING Russell Mid Cap Index Portfolio - Class I		20,895,354
1,950,729		ING Russell Small Cap Index Portfolio - Class I		20,677,731
730,805		ING T. Rowe Price Growth Equity Portfolio - Class I		31,453,859
4,076,271		ING Templeton Foreign Equity Portfolio - Class I		41,333,385
814,584		ING Thornburg Value Portfolio - Class I		20,967,384
4,437,733		ING Van Kampen Comstock Portfolio - Class I		42,469,105
2,571,913		ING Van Kampen Real Estate Portfolio - Class I		58,485,299
797,172		ING VP Growth and Income Portfolio - Class I		15,712,260
1,244,678		ING VP MidCap Opportunities Portfolio - Class I		10,393,061
2,031,236		ING VP Small Company Portfolio - Class I		31,118,534
1,214,479		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		10,225,912
		Total Investments in Securities
		(Cost $1,332,714,027)*	100.1%	$1,041,834,825
		Other Assets and Liabilities - Net	(0.1)	(1,053,698)
		Net Assets	100.0%	$1,040,781,127
	*	Cost for federal income tax purposes is $1,347,385,573.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$701,107
		Gross Unrealized Depreciation		(306,251,855)
		Net Unrealized Depreciation		$(305,550,748)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,041,834,825	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,041,834,825	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.7%
12,258		ING BlackRock Inflation Protected Bond Portfolio - Class I		$117,795
4,254		ING Disciplined International SmallCap Fund - Class I		30,757
16,979		ING Emerging Markets Fixed Income Fund - Class I		147,886
1,360		ING FMRSM Diversified Mid Cap Portfolio - Class I		15,353
7,417		ING Goldman Sachs Commodity Strategy Portfolio - Class I		59,705
3,766		ING International Index Portfolio - Class I		30,615
2,858		ING Janus Contrarian Portfolio - Class I		31,357
8,253		ING JPMorgan Value Opportunities Portfolio - Class I		63,546
10,477		ING Julius Baer Foreign Portfolio - Class I		121,955
8,720		ING Limited Maturity Bond Portfolio - Class I		89,027
89,557		ING Liquid Assets Portfolio - Class I		89,557
2,155		ING Marsico Growth Portfolio - Class I		31,270
2,960		ING Marsico International Opportunities Portfolio - Class I		31,111
4,278		ING Multi-Manager International Small Cap Portfolio - Class I		30,675
7,748		ING Neuberger Berman Partners Portfolio - Class I		62,371
14,879		ING Oppenheimer Strategic Income Portfolio - Class I		147,453
67,284		ING PIMCO Core Bond Portfolio - Class I		736,765
10,907		ING PIMCO High Yield Portfolio - Class I		88,452
10,511		ING Pioneer High Yield Portfolio - Class I		89,237
3,198		ING Pioneer Mid Cap Value Portfolio - Class I		31,179
20,554		ING Russell Large Cap Index Portfolio - Class I		188,891
3,371		ING Russell Mid Cap Index Portfolio - Class I		31,183
727		ING T. Rowe Price Growth Equity Portfolio - Class I		31,295
3,041		ING Templeton Foreign Equity Portfolio - Class I		30,837
1,216		ING Thornburg Value Portfolio - Class I		31,292
6,624		ING Van Kampen Comstock Portfolio - Class I		63,391
1,396		ING Van Kampen Real Estate Portfolio - Class I		31,745
41,019		ING VP Intermediate Bond Portfolio - Class I		501,256
5,572		ING VP MidCap Opportunities Portfolio - Class I		46,527
		Total Investments in Securities
		(Cost $3,350,470)*	98.7%	$3,002,483
		Other Assets and Liabilities - Net	1.3	38,009
		Net Assets	100.0%	$3,040,492
	*	Cost for federal income tax purposes is $3,385,649.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(383,166)
		Net Unrealized Depreciation		$(383,166)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$3,002,483	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$3,002,483	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
3,708,461		ING BlackRock Inflation Protected Bond Portfolio - Class I		$35,638,306
10,367,354		ING Columbia Small Cap Value II Portfolio - Class I		93,720,878
15,435,873		ING Disciplined International SmallCap Fund - Class I		111,601,359
6,963,990		ING Disciplined Small Cap Value Portfolio - Class I		56,060,117
12,327,768		ING Emerging Markets Fixed Income Fund - Class I		107,374,856
6,579,228		ING FMRSM Diversified Mid Cap Portfolio - Class I		74,279,479
7,548,539		ING Global Real Estate Portfolio - Class I		75,711,845
15,704,460		ING Goldman Sachs Commodity Strategy Portfolio - Class I		126,420,906
15,941,988		ING International Index Portfolio - Class I		129,608,364
10,369,304		ING Janus Contrarian Portfolio - Class I		113,751,263
4,727,683		ING JPMorgan Emerging Markets Equity Portfolio - Class I		77,628,562
3,397,920		ING JPMorgan Small Cap Core Equity Portfolio - Class I		37,377,122
9,977,792		ING JPMorgan Value Opportunities Portfolio - Class I		76,828,999
28,515,816		ING Julius Baer Foreign Portfolio - Class I		331,924,101
2,508,311		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		95,340,910
3,909,066		ING Marsico Growth Portfolio - Class I		56,720,548
3,579,764		ING Marsico International Opportunities Portfolio - Class I		37,623,324
7,762,171		ING Multi-Manager International Small Cap Portfolio - Class I		55,654,767
16,396,795		ING Neuberger Berman Partners Portfolio - Class I		131,994,204
3,601,235		ING Oppenheimer Strategic Income Portfolio - Class I		35,688,243
19,542,145		ING PIMCO Core Bond Portfolio - Class I		213,986,489
8,799,121		ING PIMCO High Yield Portfolio - Class I		71,360,874
4,239,472		ING Pioneer High Yield Portfolio - Class I		35,993,113
9,668,041		ING Pioneer Mid Cap Value Portfolio - Class I		94,263,397
33,137,340		ING Russell Large Cap Index Portfolio - Class I		304,532,156
8,153,453		ING Russell Mid Cap Index Portfolio - Class I		75,419,445
7,040,918		ING Russell Small Cap Index Portfolio - Class I		74,633,730
1,758,508		ING T. Rowe Price Growth Equity Portfolio - Class I		75,686,200
11,034,597		ING Templeton Foreign Equity Portfolio - Class I		111,890,815
2,940,152		ING Thornburg Value Portfolio - Class I		75,679,503
12,013,181		ING Van Kampen Comstock Portfolio - Class I		114,966,145
10,126,995		ING Van Kampen Real Estate Portfolio - Class I		230,287,869
1,918,203		ING VP Growth and Income Portfolio - Class I		37,807,791
11,679,998		ING VP Intermediate Bond Portfolio - Class I		142,729,571
4,492,519		ING VP MidCap Opportunities Portfolio - Class I		37,512,535
7,331,504		ING VP Small Company Portfolio - Class I		112,318,635
6,575,247		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		55,363,583
		Total Investments in Securities
		(Cost $4,598,286,821)*	100.1%	$3,725,380,004
		Other Assets and Liabilities - Net	(0.1)	(1,887,245)
		Net Assets	100.0%	$3,723,492,759
	*	Cost for federal income tax purposes is $4,643,528,660.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,687,532
		Gross Unrealized Depreciation		(919,836,188)
		Net Unrealized Depreciation		$(918,148,656)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$3,725,380,004	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$3,725,380,004	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
5,010,051		ING BlackRock Inflation Protected Bond Portfolio - Class I		$48,146,587
2,801,086		ING Columbia Small Cap Value II Portfolio - Class I		25,321,816
4,633,937		ING Disciplined International SmallCap Fund - Class I		33,503,366
1,045,310		ING Disciplined Small Cap Value Portfolio - Class I		8,414,749
7,401,992		ING Emerging Markets Fixed Income Fund - Class I		64,471,354
1,481,343		ING FMRSM Diversified Mid Cap Portfolio - Class I		16,724,368
1,699,560		ING Global Real Estate Portfolio - Class I		17,046,583
5,051,458		ING Goldman Sachs Commodity Strategy Portfolio - Class I		40,664,240
4,102,196		ING International Index Portfolio - Class I		33,350,855
1,556,436		ING Janus Contrarian Portfolio - Class I		17,074,102
4,492,959		ING JPMorgan Value Opportunities Portfolio - Class I		34,595,782
8,560,677		ING Julius Baer Foreign Portfolio - Class I		99,646,284
451,796		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		17,172,756
6,335,273		ING Limited Maturity Bond Portfolio - Class I		64,683,134
32,531,392		ING Liquid Assets Portfolio - Class I		32,531,392
1,173,507		ING Marsico Growth Portfolio - Class I		17,027,587
1,611,982		ING Marsico International Opportunities Portfolio - Class I		16,941,936
2,330,254		ING Multi-Manager International Small Cap Portfolio - Class I		16,707,918
6,328,739		ING Neuberger Berman Partners Portfolio - Class I		50,946,345
1,621,728		ING Oppenheimer Strategic Income Portfolio - Class I		16,071,329
24,934,278		ING PIMCO Core Bond Portfolio - Class I		273,030,344
5,943,705		ING PIMCO High Yield Portfolio - Class I		48,203,451
3,818,255		ING Pioneer High Yield Portfolio - Class I		32,416,985
2,612,130		ING Pioneer Mid Cap Value Portfolio - Class I		25,468,266
13,056,510		ING Russell Large Cap Index Portfolio - Class I		119,989,329
1,835,763		ING Russell Mid Cap Index Portfolio - Class I		16,980,807
1,585,288		ING Russell Small Cap Index Portfolio - Class I		16,804,058
395,930		ING T. Rowe Price Growth Equity Portfolio - Class I		17,040,815
4,968,962		ING Templeton Foreign Equity Portfolio - Class I		50,385,277
1,323,956		ING Thornburg Value Portfolio - Class I		34,078,616
5,409,497		ING Van Kampen Comstock Portfolio - Class I		51,768,891
3,040,098		ING Van Kampen Real Estate Portfolio - Class I		69,131,839
15,779,408		ING VP Intermediate Bond Portfolio - Class I		192,824,364
2,023,005		ING VP MidCap Opportunities Portfolio - Class I		16,892,091
550,237		ING VP Small Company Portfolio - Class I		8,429,626
986,970		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		8,310,291
		Total Investments in Securities
		(Cost $1,919,034,327)*	100.1%	$1,652,797,533
		Other Assets and Liabilities - Net	(0.1)	(2,016,262)
		Net Assets	100.0%	$1,650,781,271
	*	Cost for federal income tax purposes is $1,933,782,553.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(280,985,020)
		Net Unrealized Depreciation		$(280,985,020)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,652,797,533	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,652,797,533	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,002,294		ING BlackRock Inflation Protected Bond Portfolio - Class I		$28,852,042
8,393,413		ING Columbia Small Cap Value II Portfolio - Class I		75,876,453
10,414,033		ING Disciplined International SmallCap Fund - Class I		75,293,458
1,879,347		ING Disciplined Small Cap Value Portfolio - Class I		15,128,740
9,980,330		ING Emerging Markets Fixed Income Fund - Class I		86,928,674
2,663,260		ING FMRSM Diversified Mid Cap Portfolio - Class I		30,068,205
6,111,329		ING Global Real Estate Portfolio - Class I		61,296,629
10,897,798		ING Goldman Sachs Commodity Strategy Portfolio - Class I		87,727,272
7,375,177		ING International Index Portfolio - Class I		59,960,189
5,596,693		ING Janus Contrarian Portfolio - Class I		61,395,717
1,913,799		ING JPMorgan Emerging Markets Equity Portfolio - Class I		31,424,587
8,078,120		ING JPMorgan Value Opportunities Portfolio - Class I		62,201,525
23,086,225		ING Julius Baer Foreign Portfolio - Class I		268,723,662
1,218,448		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		46,313,209
1,423,680		ING Limited Maturity Bond Portfolio - Class I		14,535,773
4,219,726		ING Marsico Growth Portfolio - Class I		61,228,226
2,898,184		ING Marsico International Opportunities Portfolio - Class I		30,459,909
6,284,224		ING Multi-Manager International Small Cap Portfolio - Class I		45,057,885
11,378,477		ING Neuberger Berman Partners Portfolio - Class I		91,596,741
2,915,488		ING Oppenheimer Strategic Income Portfolio - Class I		28,892,490
36,915,493		ING PIMCO Core Bond Portfolio - Class I		404,224,652
8,904,491		ING PIMCO High Yield Portfolio - Class I		72,215,419
6,864,414		ING Pioneer High Yield Portfolio - Class I		58,278,871
6,261,817		ING Pioneer Mid Cap Value Portfolio - Class I		61,052,715
26,828,203		ING Russell Large Cap Index Portfolio - Class I		246,551,189
3,300,529		ING Russell Mid Cap Index Portfolio - Class I		30,529,892
2,850,158		ING Russell Small Cap Index Portfolio - Class I		30,211,677
1,423,696		ING T. Rowe Price Growth Equity Portfolio - Class I		61,275,857
8,933,591		ING Templeton Foreign Equity Portfolio - Class I		90,586,609
2,380,359		ING Thornburg Value Portfolio - Class I		61,270,432
12,967,974		ING Van Kampen Comstock Portfolio - Class I		124,103,509
6,832,428		ING Van Kampen Real Estate Portfolio - Class I		155,369,403
21,275,758		ING VP Intermediate Bond Portfolio - Class I		259,989,764
3,637,146		ING VP MidCap Opportunities Portfolio - Class I		30,370,170
1,978,528		ING VP Small Company Portfolio - Class I		30,311,048
1,774,427		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		14,940,675
		Total Investments in Securities
		(Cost $3,586,846,124)*	100.0%	$2,994,243,268
		Other Assets and Liabilities - Net	0.0	320,617
		Net Assets	100.0%	$2,994,563,885
	*	Cost for federal income tax purposes is $3,624,428,267.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(630,184,999)
		Net Unrealized Depreciation		$(630,184,999)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,994,243,268	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,994,243,268	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 52.0%
		Agriculture: 0.6%
$2,558,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	$2,554,299
			2,554,299
		Auto Manufacturers: 0.3%
1,200,000		Daimler Finance NA, LLC, 5.750%, due 09/08/11	1,185,547
			1,185,547
		Banks: 6.1%
4,056,000		American Express Centurion Bank, 5.200%, due 11/26/10	3,801,928
640,000	C	Bank of Ireland, 3.563%, due 12/29/49	435,200
3,760,000		Bank One Corp., 6.000%, due 02/17/09	3,734,992
750,000	C	Barclays Bank PLC, 3.250%, due 12/31/49	483,750
240,000	C	Barclays O/S Inv, 3.189%, due 04/11/49	154,800
870,000	C	Den Norske Bank ASA, 3.063%, due 11/29/49	567,075
1,979,000		Greater Bay Bancorp., 5.125%, due 04/15/10	2,012,453
2,320,000	C	Hongkong & Shanghai Banking Corp., Ltd., 2.938%, due 07/29/49	1,554,400
1,320,000	C	HSBC Bank PLC, 3.288%, due 06/29/49	712,800
660,000	C	Lloyds TSB Bank PLC, 3.000%, due 11/29/49	372,900
1,630,000	C	Lloyds TSB Bank PLC, 3.218%, due 08/29/49	920,950
1,170,000	C	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	661,050
1,840,000	C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	1,582,428
100,000	C	National Westminster Bank PLC, 3.000%, due 11/29/49	63,000
804,000		PNC Funding Corp., 4.500%, due 03/10/10	796,220
1,600,000	C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	1,016,000
440,000	C	Societe Generale, 3.003%, due 11/29/49	340,640
2,190,000	C	Standard Chartered PLC, 3.063%, due 11/29/49	1,160,700
160,000	C	Standard Chartered PLC, 3.275%, due 01/29/49	87,200
1,390,000	C	Standard Chartered PLC, 3.463%, due 12/29/49	743,650
2,248,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	944,585
942,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	956,905
2,365,000		Wells Fargo Bank NA, 7.550%, due 06/21/10	2,447,300
400,000	C	Westpac Banking Corp., 4.056%, due 09/30/49	324,075
			25,875,001
		Diversified Financial Services: 10.8%
2,031,000	#, C	Aiful Corp., 4.450%, due 02/16/10	1,570,938
5,627,000		Bear Stearns Cos., Inc., 2.991%, due 02/01/12	5,445,012
962,000		Bear Stearns Cos., Inc., 3.029%, due 01/31/11	940,357
2,059,000		Citigroup, Inc., 5.125%, due 02/14/11	1,923,020
4,058,000		Citigroup, Inc., 7.250%, due 10/01/10	3,847,077
2,753,000		Countrywide Home Loans, Inc., 6.250%, due 04/15/09	2,673,694
440,000	C	Financiere CSFB NV, 4.000%, due 03/29/49	288,200
1,314,000		General Electric Capital Corp., 4.125%, due 09/01/09	1,299,056
3,675,000		General Electric Capital Corp., 6.125%, due 02/22/11	3,653,850
2,587,000		Genworth Global Funding Trusts, 5.200%, due 10/08/10	2,342,984
2,817,000	C	Goldman Sachs Capital III, 3.581%, due 12/31/49	998,965
2,804,000		International Lease Finance Corp., 3.031%, due 05/24/10	2,247,496
1,439,000		John Deere Capital Corp., 5.400%, due 10/17/11	1,451,527
1,704,000	#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,683,467
2,020,000		MBNA Corp., 5.000%, due 05/04/10	1,981,172
5,618,000		Merrill Lynch & Co., Inc., 2.893%, due 12/04/09	5,344,541
1,945,000		Morgan Stanley, 5.050%, due 01/21/11	1,401,217
342,242	#, C	Petroleum Export Ltd., 5.265%, due 06/15/11	339,109
223,832	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	231,773
1,744,000	#	Premium Asset Trust/XL Life, 4.539%, due 10/08/09	1,670,646
3,992,000		Textron Financial Corp., 5.125%, due 11/01/10	4,022,391
1,200,000	#, C	Twin Reefs Pass-through Trust, 3.488%, due 12/10/49	121,500
			45,477,992
		Electric: 4.6%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	2,012,840
901,000	C	Dominion Resources, Inc., 2.984%, due 11/14/08	900,342
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,102,339
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,012,273
739,000	C	Duke Energy Corp., 7.375%, due 03/01/10	768,316
2,838,000	C	Nisource Finance Corp., 7.875%, due 11/15/10	2,920,319
398,000	C	Pacific Gas & Electric, 4.200%, due 03/01/11	389,065
2,041,000	C	PG&E Corp., 3.600%, due 03/01/09	2,024,774
3,358,000	C	Southern Cal Edison, 7.625%, due 01/15/10	3,488,828
1,153,000		Southern California Edison Co., 2.891%, due 02/02/09	1,151,403
2,500,000	C	Virginia Electric and Power Co., 4.100%, due 12/15/08	2,501,925
			19,272,424
		Environmental Control: 0.5%
2,236,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,234,497
			2,234,497
		Food: 2.4%
2,266,000		General Mills, Inc., 2.921%, due 01/22/10	2,235,586
3,974,000		Kraft Foods, Inc., 4.125%, due 11/12/09	3,945,646

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Food (continued)
$2,988,000		Kraft Foods, Inc., 5.625%, due 08/11/10	$3,049,087
896,000	C	Kroger Co., 6.750%, due 04/15/12	917,958
			10,148,277
		Gas: 0.2%
976,000		AGL Capital Corp., 7.125%, due 01/14/11	1,015,928
			1,015,928
		Healthcare - Products: 0.6%
2,485,000		Covidien International Finance SA, 5.150%, due 10/15/10	2,518,945
			2,518,945
		Healthcare - Services: 2.6%
1,924,000	C	Aetna, Inc., 7.875%, due 03/01/11	2,044,304
3,931,000		UnitedHealth Group, Inc., 2.891%, due 03/02/09	3,893,887
1,489,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	1,475,714
3,543,000	C	WellPoint, Inc., 4.250%, due 12/15/09	3,474,241
			10,888,146
		Housewares: 0.4%
1,559,000	C	Newell Rubbermaid, Inc., 4.000%, due 05/01/10	1,533,651
			1,533,651
		Insurance: 0.8%
1,225,000	C	Aegon NV, 4.634%, due 12/31/49	563,500
1,748,000		Genworth Financial, Inc., 5.231%, due 05/16/09	1,484,875
1,166,000	#	Nippon Life Insurance, 4.875%, due 08/09/10	1,150,679
			3,199,054
		Media: 4.1%
750,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	761,127
4,484,000	C	Comcast Cable Communications Holdings, Inc., 6.875%, due 06/15/09	4,528,992
802,000	C	Comcast Corp., 5.450%, due 11/15/10	805,299
3,412,000	C	COX Communications, Inc., 4.625%, due 01/15/10	3,362,888
2,253,000	C	Thomson Corp., 4.750%, due 05/28/10	2,259,646
3,927,000	C	Time Warner, Inc., 6.750%, due 04/15/11	3,920,473
1,653,000	C	Viacom, Inc., 7.700%, due 07/30/10	1,698,314
			17,336,739
		Miscellaneous Manufacturing: 0.9%
3,747,000	C	Tyco International Group SA, 6.375%, due 10/15/11	3,780,086
			3,780,086
		Office/Business Equipment: 0.3%
1,098,000	C	Xerox Corp., 7.125%, due 06/15/10	1,123,616
			1,123,616
		Pharmaceuticals: 1.0%
4,116,000	C	Wyeth, 6.950%, due 03/15/11	4,345,348
			4,345,348
		Real Estate: 0.6%
1,775,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,735,471
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	847,739
			2,583,210
		Retail: 3.4%
1,952,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	1,982,112
5,000,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	4,715,885
4,071,000	C	Home Depot, Inc., 4.625%, due 08/15/10	3,987,793
3,263,000	C	Target Corp., 6.350%, due 01/15/11	3,365,572
413,000	C	Target Corp., 7.500%, due 08/15/10	440,626
			14,491,988
		Software: 0.9%
3,509,000	C	Oracle Corp. and Ozark Holding, Inc., 5.000%, due 01/15/11	3,594,335
			3,594,335
		Telecommunications: 9.5%
2,800,000	C	AT&T, Inc., 5.300%, due 11/15/10	2,844,100
5,987,000	C	British Telecommunications PLC, 8.625%, due 12/15/10	6,260,486
4,841,000		Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	5,027,330
4,980,000	C	France Telecom SA, 7.750%, due 03/01/11	5,229,349
3,408,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	3,589,680
538,000	C	Royal KPN NV, 8.000%, due 10/01/10	564,018
3,268,000	C	Sprint Capital Corp., 6.375%, due 05/01/09	3,203,081
3,760,000	C	Telecom Italia Capital SA, 4.000%, due 01/15/10	3,652,050
658,000	C	Telecom Italia Capital SA, 4.875%, due 10/01/10	639,971
6,221,000	C	Telefonica Europe BV, 7.750%, due 09/15/10	6,354,254
821,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	825,450
2,023,000	C	Vodafone Group PLC, 7.750%, due 02/15/10	2,085,733
			40,275,502
		Transportation: 1.4%
3,101,050		Burlington, 5.431%, due 03/26/10	3,072,520
1,283,000	C	Union Pacific Corp., 6.650%, due 01/15/11	1,322,599
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,719,261
			6,114,380
		Total Corporate Bonds/Notes
		(Cost $233,651,637)	219,548,965
U.S. GOVERNMENT AGENCY OBLIGATIONS:13.6%
		Federal Home Loan Bank: 3.6%
3,665,000	L	3.625%, due 07/01/11	3,672,037
11,460,000	L	4.500%, due 10/09/09	11,616,463
			15,288,500

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation##: 7.4%
$5,135,121	C	3.750%, due 02/15/13	$5,077,695
1,143,347	C	4.500%, due 12/15/16	1,147,698
16,185,000		5.250%, due 05/21/09	16,375,190
613		5.500%, due 01/01/17	624
8,505,227	C	5.500%, due 06/15/35	8,609,913
14,565		6.000%, due 06/01/11	14,713
37,684		6.000%, due 04/01/13	38,382
			31,264,215
		Federal National Mortgage Association##: 1.9%
10,526		5.359%, due 07/01/24	10,750
16,810		5.816%, due 12/01/17	16,972
5,864,000	L	6.000%, due 05/15/11	6,263,907
29,502		6.000%, due 02/01/13	30,163
41,418		6.000%, due 04/01/13	42,402
87,246		6.000%, due 07/01/16	89,319
134,533		6.000%, due 03/01/17	137,687
70,488		6.000%, due 05/01/17	72,140
65,093		6.000%, due 09/01/17	66,619
716,187		6.500%, due 10/01/22	740,929
390,876		6.500%, due 02/01/29	402,400
158,429		6.500%, due 10/01/32	163,721
75,245		7.000%, due 10/01/32	79,097
59,232		7.500%, due 08/01/27	64,199
			8,180,305
		Government National Mortgage Association: 0.0%
283		6.000%, due 12/15/08	284
571		6.000%, due 01/15/09	581
50,269		6.000%, due 04/15/13	51,966
15,741		7.500%, due 01/15/24	17,001
12,495		7.500%, due 07/15/27	13,493
9,722		9.000%, due 12/15/26	10,728
2,021		9.500%, due 03/15/20	2,258
7,081		9.500%, due 07/15/21	7,955
			104,266
		Other U.S. Agency Obligations: 0.7%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,702,272
			2,702,272
		Total U.S. Government Agency Obligations
		(Cost $57,265,309)	57,539,558
U.S. TREASURY OBLIGATIONS: 18.6%
		U.S. Treasury Notes: 18.6%
76,626,000	L	2.375%, due 08/31/10	77,236,633
1,232,000	L	4.500%, due 05/15/10	1,283,494
		Total U.S. Treasury Obligations
		(Cost $78,158,518)	78,520,127
ASSET-BACKED SECURITIES: 1.2%
		Other Asset-Backed Securities: 1.2%
1,895,361	#, C	Franklin CLO Ltd., 4.003%, due 05/09/12	1,837,230
3,500,000	#, C	TCW Select Loan Fund Ltd., Inc., 3.490%, due 10/10/13	3,224,375
		Total Asset-Backed Securities
		(Cost $5,401,663)	5,061,605
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.9%
150,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	142,148
1,248,501	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,223,158
390,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	389,793
3,242,990	C	Banc of America Funding Corp., 5.750%, due 03/25/37	3,129,770
218,509	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	215,088
8,972,346	C	Citicorp Mortgage Securities, Inc., 6.000%, due 05/25/37	8,741,530
4,447,017	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	4,208,351
7,602	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,229
1,502,629	C	Freddie Mac, 5.500%, due 10/15/14	1,521,569
997,687	C	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	949,044
490,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	480,304
813,459	C	JPMorgan Alternative Loan Trust, 5.504%, due 01/25/36	671,266
2,589,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	2,524,744
70,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	66,362
2,675,332	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,627,707
352,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	262,492
800,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	785,608
388,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	379,915
3,418,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,427,164
31,639	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	29,780
768,000	C	Washington Mutual Mortgage Pass-through Certificates, 3.795%, due 06/25/34	749,468

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,402,577	C	Washington Mutual Mortgage Pass-through Certificates, 5.664%, due 06/25/37		$1,622,573
5,000,000	C	Washington Mutual Mortgage Pass-through Certificates, 5.817%, due 10/25/36		3,951,135
3,702,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.560%, due 06/25/35		3,649,793
		Total Collateralized Mortgage Obligations
		(Cost $44,548,118)		41,755,991

Shares				Value
COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. - Class A		$501
		Total Common Stock
		(Cost $-)		501
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
56,800	P	Merrill Lynch & Co., Inc.		559,480
		Total Preferred Stock
		(Cost $1,420,000)		559,480
		Total Long-Term Investments
		(Cost $420,445,245)		402,986,227
SHORT-TERM INVESTMENTS: 17.6%
		Affiliated Mutual Fund: 3.1%
13,200,000		ING Institutional Prime Money Market Fund - Class I		13,200,000
		Total Mutual Fund
		(Cost $13,200,000)		13,200,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$2,092,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $2,092,087 to be received upon repurchase (Collateralized by $2,140,000 Federal Home Loan Bank, 3.625%, Market Value plus accrued interest $2,171,318, due 11/14/08)		$2,092,000
		Total Repurchase Agreement
		(Cost $2,092,000)		2,092,000
		Securities Lending Collateral(cc): 14.0%
59,978,798		Bank of New York Mellon Corp. Institutional Cash Reserves		59,236,774
		Total Securities Lending Collateral
		(Cost $59,978,798)		59,236,774
		Total Short-Term Investments
		(Cost $75,270,798)		74,528,774
		Total Investments in Securities
		(Cost $495,716,043)*	113.1%	$477,515,001
		Other Assets and Liabilities - Net	(13.1)	(55,348,416)
		Net Assets	100.0%	$422,166,585
	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $495,733,248.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,229,959
		Gross Unrealized Depreciation		(19,448,206)
		Net Unrealized Depreciation		$(18,218,247)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$72,437,275	$513,343
Level 2- Other Significant Observable Inputs	393,190,005	(502,210)
Level 3- Significant Unobservable Inputs	11,887,721	—
Total	$477,515,001	$11,133

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$15,709,414	$(5,826)
Net purchases/sales	(2,503,589)	(144,849)
Total realized and unrealized gain (loss)	(1,327,626)	5,826
Amortization of premium/discount	9,522	144,849
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$11,887,721	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(1,320,572).

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate(%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.565)	12/20/12	USD	5,000,000	$42,141
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	2,000,000	252,421
UBS AG	Tyco International Group 6.375%, 10/15/11	Buy	(0.550)	12/20/11	USD	3,747,000	50,316
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	2,331,000	(12,056)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	7,000,000	(835,030)
							$(502,210)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation
Long Contracts
U.S. Treasury 2-Year Note	377	12/31/08	$455,291
			$455,291
Short Contracts
U.S. Treasury 10-Year Note	9	12/19/08	$19,940
U.S. Treasury Long Bond	54	12/19/08	38,106
			$58,052

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 4.7%
$20,000,000		American Express Bank FSB, 2.900%, due 12/11/08	$20,000,000
36,000,000		Canadian Imperial Bank of Commerce, 2.820%, due 11/21/08	36,000,507
10,000,000		Natixis, 2.890%, due 12/11/08	10,000,000
44,000,000		UBS AG, 2.980%, due 02/23/09	44,000,000
		Total Certificates of Deposit
		(Cost $110,000,507)	110,000,507
COMMERCIAL PAPER: 45.7%
46,000,000		American General Finance Corp., 1.470%, due 10/02/08	45,996,248
15,000,000		ANZ National International Ltd., 2.750%, due 12/03/08	14,927,025
23,000,000		ASB Finance Ltd., 2.680%, due 10/30/08	22,948,791
16,600,000		ASB Finance Ltd., 2.980%, due 12/01/08	16,515,335
15,500,000		Barton Capital, LLC, 1.390%, due 10/02/08	15,498,807
10,000,000		Barton Capital, LLC, 2.630%, due 11/04/08	9,974,500
10,500,000		Barton Capital, LLC, 2.670%, due 11/05/08	10,472,058
14,250,000		Barton Capital, LLC, 2.700%, due 11/03/08	14,213,819
15,000,000		Barton Capital, LLC, 2.746%, due 10/01/08	15,000,000
21,000,000		BNP Paribas, 1.250%, due 10/02/08	20,998,545
7,500,000		Cafco, LLC, 2.320%, due 10/06/08	7,497,104
31,500,000		Cafco, LLC, 2.570%, due 10/15/08	31,466,266
4,000,000		Cafco, LLC, 2.660%, due 11/04/08	3,989,687
11,475,000		Cafco, LLC, 2.700%, due 11/05/08	11,444,131
1,000,000		Cafco, LLC, 2.710%, due 11/15/08	997,210
42,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 2.730%, due 11/10/08	41,869,800
21,000,000		Ciesco L.P., 2.520%, due 10/24/08	20,964,848
15,335,000		Ciesco L.P., 2.570%, due 10/15/08	15,318,573
5,500,000	#	Ciesco L.P., 2.640%, due 10/20/08	5,491,959
9,000,000		Ciesco L.P., 2.710%, due 11/03/08	8,977,065
9,000,000		Ciesco L.P., 2.720%, due 11/04/08	8,976,285
15,000,000		Citigroup Funding, Inc., 2.690%, due 11/12/08	14,951,875
8,500,000	#	Concord Minutemen Capital Co., LLC, 2.820%, due 10/22/08	8,485,373
19,000,000		Concord Minutemen Capital Co., LLC, 2.890%, due 11/04/08	18,946,705
23,226,000		Concord Minutemen Capital Co., LLC, 3.000%, due 12/09/08	23,091,115
19,000,000	#	Concord Minutemen Capital Co., LLC, 6.000%, due 10/01/08	19,000,000
8,500,000	#	Crown Point Capital Co., 2.810%, due 10/21/08	8,486,069
4,000,000	#	Crown Point Capital Co., 2.890%, due 11/04/08	3,988,780
29,242,000	#	Crown Point Capital Co., 2.950%, due 12/09/08	29,075,292
30,000,000	#	Crown Point Capital Co., 3.020%, due 10/01/08	30,000,000
8,500,000		Edison Asset Securitization, LLC, 2.230%, due 10/08/08	8,495,785
31,000,000	#	Jupiter Securities Co., LLC, 2.420%, due 10/09/08	30,981,262
20,000,000		Jupiter Securities Co., LLC, 2.700%, due 12/04/08	19,902,933
20,000,000		Jupiter Securities Co., LLC, 5.500%, due 10/01/08	20,000,000
11,400,000		Louis Dreyfus Corp., 1.720%, due 10/03/08	11,398,369
20,000,000		Natexis Banq US Financial Co., 2.810%, due 10/21/08	19,967,222
19,000,000		Natexis Banq US Financial Co., 2.830%, due 11/24/08	18,918,205
8,387,000	#	Old Line Funding, LLC, 1.330%, due 10/02/08	8,386,378
9,000,000		Old Line Funding, LLC, 2.580%, due 10/15/08	8,990,340
8,000,000	#	Old Line Funding, LLC, 2.640%, due 10/20/08	7,988,304
15,000,000		Old Line Funding, LLC, 2.710%, due 11/04/08	14,960,617
6,250,000		Old Line Funding, LLC, 2.720%, due 11/14/08	6,228,840
2,000,000		Old Line Funding, LLC, 2.720%, due 12/01/08	1,990,681
19,500,000	#	Old Line Funding, LLC, 2.750%, due 10/01/08	19,500,000
4,000,000	#	Park Avenue, 1.330%, due 10/02/08	3,999,706
26,000,000	#	Park Avenue, 2.420%, due 10/09/08	25,984,284
21,500,000		Park Avenue, 2.470%, due 10/16/08	21,476,440
2,000,000		Park Avenue, 2.680%, due 12/01/08	1,990,816
16,358,000		Park Avenue, 2.680%, due 12/04/08	16,279,288
5,000,000		Societe Generale, 2.670%, due 10/06/08	4,997,965
19,250,000		Societe Generale, 2.730%, due 11/06/08	19,196,100
9,000,000	#	Thunder Bay Funding, LLC, 2.590%, due 10/15/08	8,990,305
28,414,000		Thunder Bay Funding, LLC, 2.700%, due 11/05/08	28,337,391
30,000,000		Thunder Bay Funding, LLC, 2.740%, due 12/01/08	29,859,192
15,000,000	#	Thunder Bay Funding, LLC, 2.780%, due 10/01/08	15,000,000
20,000,000		Tulip Funding Corp., 2.210%, due 10/08/08	19,990,200
32,000,000		Tulip Funding Corp., 2.670%, due 10/23/08	31,945,581
16,500,000		Tulip Funding Corp., 2.730%, due 11/12/08	16,446,293
6,000,000		Tulip Funding Corp., 2.760%, due 11/20/08	5,976,667
6,000,000		Tulip Funding Corp., 6.500%, due 10/01/08	6,000,000
7,000,000	#	Windmill Funding Corp., 1.390%, due 10/02/08	6,999,461
7,700,000		Windmill Funding Corp., 2.530%, due 10/14/08	7,692,437
7,700,000		Windmill Funding Corp., 2.610%, due 10/21/08	7,688,279
4,600,000		Windmill Funding Corp., 2.660%, due 10/28/08	4,590,513
3,000,000		Windmill Funding Corp., 2.700%, due 11/05/08	2,991,921

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
17,500,000		Windmill Funding Corp., 2.710%, due 11/03/08	$17,455,404
8,750,000		Windmill Funding Corp., 2.740%, due 10/01/08	8,750,000
9,000,000	#	Yorktown Capital, LLC, 1.360%, due 10/02/08	8,999,323
29,000,000		Yorktown Capital, LLC, 2.660%, due 11/03/08	28,927,428
6,000,000		Yorktown Capital, LLC, 2.680%, due 11/13/08	5,980,435
2,105,000		Yorktown Capital, LLC, 2.700%, due 11/10/08	2,098,521
25,500,000		Yorktown Capital, LLC, 2.720%, due 12/01/08	25,381,177
		Total Commercial Paper
		(Cost $1,081,297,328)	1,081,297,328
CORPORATE BONDS/NOTES: 19.3%
11,500,000		American Express Bank FSB, 2.498%, due 10/16/08	11,499,039
3,000,000		American Express Bank FSB, 3.899%, due 11/24/08	2,995,442
3,250,000	#	American Honda Finance Corp., 2.812%, due 11/07/08	3,249,578
15,000,000	#	American Honda Finance Corp., 2.874%, due 03/09/09	14,994,018
22,000,000	#	Australia & New Zealand Banking Group Ltd., 3.021%, due 09/02/09	22,000,000
7,250,000		Bank of America NA, 2.497%, due 06/12/09	7,241,376
8,500,000		Bank of America NA, 2.748%, due 12/18/08	8,496,902
1,900,000		Bank of America NA, 2.876%, due 12/18/08	1,899,320
13,750,000	#, C	Bank of America NA, 4.350%, due 11/03/09	13,750,000
15,000,000	#	Bank of Scotland PLC, 3.550%, due 12/01/08	15,011,303
12,000,000		BNP Paribas, 3.014%, due 08/13/09	12,000,000
12,700,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	12,699,752
1,000,000		Citigroup Funding, Inc., 2.991%, due 03/02/09	998,864
1,800,000		Citigroup, Inc., 2.836%, due 01/30/09	1,796,908
8,500,000		Citigroup, Inc., 3.625%, due 02/09/09	8,502,575
19,500,000	#	Commonwealth Bank of Australia, 2.816%, due 12/18/08	19,496,663
16,500,000		Credit Suisse First Boston USA, Inc., 2.944%, due 12/09/08	16,498,677
4,500,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	4,507,387
17,000,000		Credit Suisse New York, 3.719%, due 03/27/09	16,958,626
15,000,000		Deutsche Bank AG, 3.839%, due 11/26/08	14,988,234
7,000,000		Deutsche Bank AG, 4.093%, due 01/09/09	6,994,680
3,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	2,993,785
1,500,000		General Electric Capital Corp., 2.910%, due 08/31/09	1,500,273
4,000,000		General Electric Capital Corp., 4.125%, due 09/01/09	4,039,176
1,500,000		General Electric Capital Corp., 4.625%, due 09/15/09	1,522,148
6,000,000		General Electric Co., 2.854%, due 12/09/08	5,999,578
5,500,000		Goldman Sachs Group, Inc., 3.250%, due 12/23/08	5,491,006
7,500,000		JPMorgan Chase & Co., 3.479%, due 06/26/09	7,490,291
6,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	6,009,086
4,000,000		JPMorgan Chase & Co., 4.190%, due 04/03/09	3,997,356
4,500,000	#	Rabobank Nederland NV, 2.811%, due 01/15/09	4,499,560
4,000,000	#	Santander U.S. Debt SA Unipersonal, 2.846%, due 10/21/08	3,999,890
5,000,000	#	Santander U.S. Debt SA Unipersonal, 4.750%, due 10/21/08	4,999,073
7,000,000	#	Societe Generale, 3.285%, due 09/04/09	7,000,000
2,500,000		SunTrust Bank, 4.000%, due 10/15/08	2,499,308
11,500,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	11,496,467
14,200,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	14,200,000
30,600,000		Toyota Motor Credit Corp., 2.507%, due 10/06/08	30,600,251
15,250,000		Toyota Motor Credit Corp., 2.537%, due 01/12/09	15,251,388
20,500,000		Toyota Motor Credit Corp., 2.739%, due 01/23/09	20,500,000
1,850,000		US Bancorp., 3.739%, due 04/28/09	1,848,274
4,700,000		US Bancorp., 5.300%, due 04/28/09	4,756,492
30,000,000		US Bank NA, 2.912%, due 08/24/09	30,000,000
7,000,000		Wachovia Bank NA, 2.070%, due 10/03/08	6,999,753
1,500,000		Wachovia Bank NA, 2.110%, due 02/23/09	1,496,149
5,000,000		Wachovia Bank NA - Old, 2.998%, due 01/12/09	5,001,977
7,000,000		Wachovia Corp., 3.625%, due 02/17/09	6,991,775
2,100,000		Wachovia Corp., 3.759%, due 10/28/08	2,099,931
4,000,000	L	Wells Fargo & Co., 3.125%, due 04/01/09	4,000,163
10,000,000		Wells Fargo & Co., 3.552%, due 05/01/09	10,002,944
13,750,000	#	Westpac Banking Corp., 3.033%, due 07/03/09	13,750,000
		Total Corporate Bonds/Notes
		(Cost $457,615,438)	457,615,438
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
40,675,000		Federal Home Loan Bank, 2.125%, due 03/25/09	40,655,165
28,000,000		Federal Home Loan Bank, 2.150%, due 03/27/09	27,990,087
28,000,000		Federal Home Loan Bank, 2.200%, due 04/01/09	27,986,976
28,000,000		Federal Home Loan Bank, 2.310%, due 04/07/09	28,000,000
		Total U.S. Government Agency Obligations
		(Cost $124,632,228)	124,632,228

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENTS: 25.0%
$265,000,000		Deutsche Bank Repurchase Agreement dated 09/30/08, 0.302%, due 10/01/08, $265,002,222 to be received upon repurchase (Collateralized by $265,056,000 various U.S. Government Agency Obligations, Discount Note-5.220%, Market Value $270,300,590, due 03/16/09-10/22/12)		$265,000,000
327,024,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $327,037,626 to be received upon repurchase (Collateralized by $327,720,000 various U.S. Government Agency Obligations, 2.550%-6.625%, Market Value plus accrued interest $333,565,35, due 11/14/08 - 11/14/14)		327,024,000
		Total Repurchase Agreements
		(Cost $592,024,000)		592,024,000
SECURITIES LENDING COLLATERAL(cc): 2.7%
64,948,049		Bank of New York Mellon Corp. Institutional Cash Reserves		64,948,049
		Total Securities Lending Collateral
		(Cost $64,948,049)		64,948,049
		Total Investments in Securities
		(Cost $2,430,517,550)*	102.8%	$2,430,517,550
		Other Assets and Liabilities - Net	(2.8)	(65,456,807)
		Net Assets	100.0%	$2,365,060,743

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$64,948,049	$—
Level 2- Other Significant Observable Inputs	2,365,569,501	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,430,517,550	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Agriculture: 2.3%
18,600		Altria Group, Inc.	$369,024
178,000		Archer-Daniels-Midland Co.	3,899,980
			4,269,004
		Airlines: 1.1%
271,757	@	Delta Airlines, Inc.	2,024,590
			2,024,590
		Banks: 16.4%
225,959		Bank of New York Mellon Corp.	7,361,744
48,500		BB&T Corp.	1,833,300
58,700		Capital One Financial Corp.	2,993,700
112,500		Fifth Third Bancorp.	1,338,750
22,500		M&T Bank Corp.	2,008,125
61,800		PNC Financial Services Group, Inc.	4,616,460
29,300		Regions Financial Corp.	281,280
45,000		SunTrust Bank	2,024,550
215,000		Wells Fargo & Co.	8,068,950
			30,526,859
		Beverages: 2.4%
270,371		Coca-Cola Enterprises, Inc.	4,534,122
			4,534,122
		Biotechnology: 2.4%
53,500	@	Amgen, Inc.	3,170,945
10,600	@	Genzyme Corp.	857,434
10,600	@	Gilead Sciences, Inc.	483,148
			4,511,527
		Building Materials: 0.4%
45,500		Masco Corp.	816,270
			816,270
		Chemicals: 1.1%
18,000		EI Du Pont de Nemours & Co.	725,400
18,600		PPG Industries, Inc.	1,084,752
3,150		Praxair, Inc.	225,981
			2,036,133
		Commercial Services: 2.9%
323,426	@, I	Hertz Global Holdings, Inc.	2,448,335
3,400		Moody’s Corp.	115,600
41,331	@	Ticketmaster	443,482
94,200		Western Union Co.	2,323,914
			5,331,331
		Computers: 1.2%
48,175		Hewlett-Packard Co.	2,227,612
			2,227,612
		Cosmetics/Personal Care: 0.1%
2,600		Colgate-Palmolive Co.	195,910
			195,910
		Diversified Financial Services: 16.8%
104,500		Charles Schwab Corp.	2,717,000
48,000		Citigroup, Inc.	984,480
29,300		Franklin Resources, Inc.	2,582,209
20,500		Goldman Sachs Group, Inc.	2,624,000
248,850		JPMorgan Chase & Co.	11,621,295
317,400		Merrill Lynch & Co., Inc.	8,030,219
37,900		Morgan Stanley	871,700
35,100		T. Rowe Price Group, Inc.	1,885,221
2,300	@	TD Ameritrade Holding Corp.	37,260
			31,353,384
		Electric: 0.4%
16,000		Progress Energy, Inc.	690,080
			690,080
		Electrical Components & Equipment: 0.4%
16,800		Emerson Electric Co.	685,272
			685,272
		Electronics: 0.1%
8,100	@	Avnet, Inc.	199,503
			199,503
		Environmental Control: 0.8%
50,313		Waste Management, Inc.	1,584,356
			1,584,356
		Food: 6.0%
21,400		General Mills, Inc.	1,470,608
130,000		Kraft Foods, Inc.	4,257,500
173,965		Kroger Co.	4,780,558
21,200		Sysco Corp.	653,596
			11,162,262
		Healthcare - Products: 3.3%
340,300	@	Boston Scientific Corp.	4,175,481

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
36,400		Covidien Ltd.	$1,956,864
			6,132,345
		Healthcare - Services: 0.1%
3,400		Cigna Corp.	115,532
			115,532
		Household Products/Wares: 0.2%
7,400	L	Clorox Co.	463,906
			463,906
		Insurance: 3.0%
13,600		ACE Ltd.	736,168
88,300		AON Corp.	3,969,968
17,400	L	Metlife, Inc.	974,400
			5,680,536
		Internet: 1.0%
103,328	@	IAC/InterActiveCorp	1,787,574
			1,787,574
		Leisure Time: 0.6%
5,600		Carnival Corp.	197,960
26,100		Harley-Davidson, Inc.	973,530
			1,171,490
		Media: 1.3%
63,000		Comcast Corp. – Class A	1,236,690
86,100		Time Warner, Inc.	1,128,771
			2,365,461
		Mining: 0.4%
3,200		BHP Billiton Ltd. ADR	166,368
10,900		Freeport-McMoRan Copper & Gold, Inc.	619,665
			786,033
		Miscellaneous Manufacturing: 5.1%
51,045	L	Eaton Corp.	2,867,708
257,400		General Electric Co.	6,563,700
			9,431,408
		Oil & Gas: 4.5%
19,900		Chevron Corp.	1,641,352
8,800		Devon Energy Corp.	802,560
5,000		EOG Resources, Inc.	447,300
60,900		ExxonMobil Corp.	4,729,494
16,100		XTO Energy, Inc.	748,972
			8,369,678
		Oil & Gas Services: 1.5%
53,800		Halliburton Co.	1,742,582
13,750		Schlumberger Ltd.	1,073,738
			2,816,320
		Pharmaceuticals: 5.2%
80,700		Abbott Laboratories	4,646,706
3,600		Allergan, Inc.	185,400
23,800		Bristol-Myers Squibb Co.	496,230
26,200		Eli Lilly & Co.	1,153,586
70,400	L	Teva Pharmaceutical Industries Ltd. ADR	3,223,616
			9,705,538
		Pipelines: 0.4%
55,900		El Paso Corp.	713,284
			713,284
		Retail: 9.5%
40,800		Best Buy Co., Inc.	1,530,000
122,100		Home Depot, Inc.	3,161,169
64,131	@, W	HSN, Inc.	706,082
76,700	@, L	J Crew Group, Inc.	2,191,319
43,900		JC Penney Co., Inc.	1,463,626
41,000	@	Kohl’s Corp.	1,889,280
28,100		Staples, Inc.	632,250
24,200	@	Starbucks Corp.	359,854
23,900		Target Corp.	1,172,295
77,750		Wal-Mart Stores, Inc.	4,656,448
			17,762,323
		Semiconductors: 0.4%
38,600		Intel Corp.	722,978
			722,978
		Software: 4.3%
27,600	@	Adobe Systems, Inc.	1,089,372
135,300		Microsoft Corp.	3,611,157
162,000	@	Oracle Corp.	3,290,220
			7,990,749
		Telecommunications: 2.5%
96,880		AT&T, Inc.	2,704,890
47,200		Qualcomm, Inc.	2,028,184
			4,733,074
		Transportation: 0.4%
11,100		United Parcel Service, Inc. - Class B	698,079
			698,079
		Total Common Stock
		(Cost $202,411,411)	183,594,523

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Mortgage: 0.6%
87,200		Annaly Capital Management, Inc.		$1,172,840
		Total Real Estate Investment Trusts
		(Cost $1,359,543)		1,172,840
		Total Long-Term Investments
		(Cost $203,770,954)		184,767,363
SHORT-TERM INVESTMENTS: 3.1%
		Affiliated Mutual Fund: 0.8%
1,541,051		ING Institutional Prime Money Market Fund - Class I		1,541,051
		Total Mutual Fund
		(Cost $1,541,051)		1,541,051

Principal Amount				Value
		Securities Lending Collateral(cc): 2.3%
$4,462,102		Bank of New York Mellon Corp. Institutional Cash Reserves		$4,339,646
		Total Securities Lending Collateral
		(Cost $4,462,102)		4,339,646
		Total Short-Term Investments
		(Cost $6,003,153)		5,880,697
		Total Investments in Securities
		(Cost $209,774,107)*	102.2%	$190,648,060
		Other Assets and Liabilities - Net	(2.2)	(4,157,288)
		Net Assets	100.0%	$186,490,772

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $213,152,201.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,573,338
		Gross Unrealized Depreciation		(28,077,479)
		Net Unrealized Depreciation		$(22,504,141)

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$190,648,060	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$190,648,060	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 86.7%
		Aerospace/Defense: 6.8%
361,720		General Dynamics Corp.	$26,629,826
322,207		Lockheed Martin Corp.	35,336,442
			61,966,268
		Apparel: 1.3%
181,201	L	Nike, Inc.	12,122,347
			12,122,347
		Banks: 12.0%
875,640		Bank of America Corp.	30,647,400
40,899,000		Industrial and Commercial Bank of China Ltd.	24,719,164
572,615		US Bancorp.	20,625,592
897,541	L	Wells Fargo & Co.	33,684,714
			109,676,870
		Beverages: 1.0%
479,263		Heineken NV ADR	9,540,880
			9,540,880
		Biotechnology: 5.7%
386,266	@	Genentech, Inc.	34,254,069
405,127	@, L	Gilead Sciences, Inc.	18,465,689
			52,719,758
		Chemicals: 6.7%
97,419		Air Products & Chemicals, Inc.	6,672,227
320,767		Monsanto Co.	31,749,518
55,933	L	Potash Corp. of Saskatchewan	7,383,715
211,425	L	Praxair, Inc.	15,167,630
			60,973,090
		Commercial Services: 3.7%
86,423		Mastercard, Inc.	15,325,391
308,108		Visa, Inc.	18,914,750
			34,240,141
		Computers: 3.2%
260,017	@	Apple, Inc.	29,553,532
			29,553,532
		Diversified Financial Services: 6.2%
239,245	L	Goldman Sachs Group, Inc.	30,623,360
445,860		JPMorgan Chase & Co.	20,821,662
229,777		Morgan Stanley	5,284,871
			56,729,893
		Energy - Alternate Sources: 0.8%
80,025	@	Vestas Wind Systems A/S	6,984,974
			6,984,974
		Lodging: 2.1%
265,990	@, L	Las Vegas Sands Corp.	9,604,899
113,083	@, L	Wynn Resorts Ltd.	9,232,096
			18,836,995
		Metal Fabricate/Hardware: 0.6%
75,532		Precision Castparts Corp.	5,950,411
			5,950,411
		Oil & Gas: 3.8%
404,876		Petroleo Brasileiro SA ADR	17,794,300
157,475	@, L	Transocean, Inc.	17,297,054
			35,091,354
		Oil & Gas Services: 2.1%
86,687	@, L	Cameron International Corp.	3,340,917
13,561	@, L	FMC Technologies, Inc.	631,265
192,945		Schlumberger Ltd.	15,067,075
			19,039,257
		Real Estate: 1.2%
270,703	L	St. Joe Co.	10,581,780
			10,581,780
		Retail: 17.3%
279,998		Costco Wholesale Corp.	18,180,270
641,080		CVS Caremark Corp.	21,578,753
998,657		Lowe’s Cos., Inc.	23,658,184
966,581		McDonald’s Corp.	59,638,048
189,425		Target Corp.	9,291,296
799,956		Yum! Brands, Inc.	26,086,565
			158,433,116
		Telecommunications: 5.0%
344,797		America Movil SA de CV ADR	15,984,789
967,500		China Mobile Ltd.	9,692,103
464,551		Qualcomm, Inc.	19,961,756
			45,638,648
		Transportation: 7.2%
99,808		CSX Corp.	5,446,523
318,328		Norfolk Southern Corp.	21,076,497
558,974		Union Pacific Corp.	39,776,590
			66,299,610
		Total Common Stock
		(Cost $743,391,727)	794,378,924

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 21.2%
		Affiliated Mutual Fund: 9.6%
88,276,349		ING Institutional Prime Money Market Fund - Class I		$88,276,348
		Total Mutual Fund
		(Cost $88,276,348)		88,276,348

Principal Amount				Value
		Securities Lending Collateral(cc): 11.6%
$107,991,864		Bank of New York Mellon Corp. Institutional Cash Reserves		$105,889,580
		Total Securities Lending Collateral
		(Cost $107,991,864)		105,889,580
		Total Short-Term Investments
		(Cost $196,268,212)		194,165,928
		Total Investments in Securities
		(Cost $939,659,939)*	107.9%	$988,544,852
		Other Assets and Liabilities - Net	(7.9)	(72,226,822)
		Net Assets	100.0%	$916,318,030

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $941,461,191.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$127,081,325
		Gross Unrealized Depreciation		(79,997,664)
		Net Unrealized Appreciation		$47,083,661

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$937,607,731	$—
Level 2- Other Significant Observable Inputs	50,937,121	—
Level 3- Significant Unobservable Inputs	—	—
Total	$988,544,852	$—

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.9%
		Australia: 2.8%
492,629		CSL Ltd.	$14,924,168
			14,924,168
		Brazil: 6.5%
397,619		All America Latina Logistica SA	2,731,032
504,386		Gafisa SA	6,414,494
388,416		Petroleo Brasileiro SA ADR	17,070,883
85,466	L	Uniao de Bancos Brasileiros SA GDR	8,625,229
			34,841,638
		Canada: 6.3%
83,250	L	Potash Corp. of Saskatchewan	10,989,833
122,209	@	Research In Motion Ltd.	8,346,875
446,353		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	14,477,900
			33,814,608
		Denmark: 3.7%
228,584	@	Vestas Wind Systems A/S	19,951,931
			19,951,931
		France: 9.2%
147,766		Accor SA	7,891,649
149,263		Alstom	11,330,432
433,814		AXA SA	14,200,589
69,924		BNP Paribas	6,674,753
177,119	@	Compagnie Generale de Geophysique SA	5,619,819
175,389		JC Decaux SA	3,840,659
			49,557,901
		Germany: 4.6%
111,031		Deutsche Bank AG	8,062,267
153,735		Linde AG	16,464,516
			24,526,783
		Hong Kong: 1.9%
4,760,400		CNOOC Ltd.	5,347,815
813,500		Esprit Holdings Ltd.	5,042,537
			10,390,352
		India: 1.1%
250,392	L	ICICI Bank Ltd. ADR	5,889,220
			5,889,220
		Israel: 4.5%
527,676	L	Teva Pharmaceutical Industries Ltd. ADR	24,162,284
			24,162,284
		Japan: 9.1%
185,586		Daikin Industries Ltd.	6,259,453
946,000		Daiwa Securities Group, Inc.	6,890,415
1,747,000		Marubeni Corp.	7,919,129
1,781		Mizuho Financial Group, Inc.	7,788,576
47,400		Nintendo Co., Ltd.	20,105,837
			48,963,410
		Mexico: 2.6%
192,173		America Movil SA de CV ADR	8,909,140
305,572	@, L	Cemex SA de CV ADR	5,261,950
			14,171,090
		Netherlands: 2.1%
281,088		Heineken NV	11,293,335
			11,293,335
		South Africa: 1.1%
424,282		MTN Group Ltd.	5,986,826
			5,986,826
		Spain: 1.6%
251,811		Gamesa Corp. Tecnologica SA	8,627,519
			8,627,519
		Switzerland: 17.7%
558,084	@	ABB Ltd.	10,814,791
117,592	@	Actelion Ltd. - Reg	6,059,341
34,000		Alcon, Inc.	5,491,340
485,800		Credit Suisse Group	22,687,817
212,866		Julius Baer Holding AG - Reg	10,585,922
128,892		Lonza Group AG	16,172,238
401,873		Nestle SA	17,367,962
335,742	@	UBS AG - Reg	5,738,651
			94,918,062
		Taiwan: 4.4%
2,206,250		HON HAI Precision Industry Co., Ltd.	7,902,115
1,652,746	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,486,230
			23,388,345
		United Kingdom: 9.6%
639,428		BG Group PLC	11,596,641
716,415		HSBC Holdings PLC	11,590,291
60,061		Johnson Matthey PLC	1,461,115

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
185,884		Reckitt Benckiser PLC	$9,012,521
72,434		Rio Tinto PLC	4,545,884
1,874,319		Tesco PLC	13,035,801
			51,242,253
		United States: 1.1%
164,021	@, L	Las Vegas Sands Corp.	5,922,798
			5,922,798
		Total Common Stock
		(Cost $581,026,296)	482,572,523
SHORT-TERM INVESTMENTS: 17.1%
		Affiliated Mutual Fund: 6.7%
36,161,977		ING Institutional Prime Money Market Fund - Class I	36,161,977
		Total Mutual Fund
		(Cost $36,161,977)	36,161,977

Principal Amount				Value
		Securities Lending Collateral(cc): 10.4%
$56,492,412		Bank of New York Mellon Corp. Institutional Cash Reserves		$55,703,731
		Total Securities Lending Collateral
		(Cost $56,492,412)		55,703,731
		Total Short-Term Investments
		(Cost $92,654,389)		91,865,708
		Total Investments in Securities
		(Cost $673,680,685)*	107.0%	$574,438,231
		Other Assets and Liabilities - Net	(7.0)	(37,339,688)
		Net Assets	100.0%	$537,098,543

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $680,351,742.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,290,403
		Gross Unrealized Depreciation		(112,203,914)
		Net Unrealized Depreciation		$(105,913,511)

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.7%
Apparel	0.9
Banks	11.0
Beverages	2.1
Biotechnology	2.8
Building Materials	2.1
Chemicals	8.4
Computers	1.6
Distribution/Wholesale	1.5
Diversified Financial Services	6.6
Electrical Components & Equipment	1.6
Electronics	1.5
Energy - Alternate Sources	3.7
Engineering & Construction	2.0
Food	5.7
Healthcare - Products	1.0
Home Builders	1.2
Household Products/Wares	1.7
Insurance	2.6
Lodging	2.6
Machinery - Diversified	2.1
Mining	0.9
Oil & Gas	6.3
Oil & Gas Services	1.1
Pharmaceuticals	5.6
Semiconductors	2.9
Telecommunications	5.5
Toys/Games/Hobbies	3.7
Transportation	0.5
Short-Term Investments	17.1
Other Assets and Liabilities - Net	(7.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$243,235,207	$—
Level 2- Other Significant Observable Inputs	331,203,024	—
Level 3- Significant Unobservable Inputs	—	—
Total	$574,438,231	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 58.7%
		Advertising: 0.7%
201,180	L	Omnicom Group	$7,757,501
			7,757,501
		Aerospace/Defense: 3.4%
185,000		Lockheed Martin Corp.	20,288,950
144,310		Northrop Grumman Corp.	8,736,527
12,620		Raytheon Co.	675,296
171,350		United Technologies Corp.	10,291,281
			39,992,054
		Agriculture: 1.8%
54,287	S	Altria Group, Inc.	1,077,054
60,170		Lorillard, Inc.	4,281,096
324,270		Philip Morris International, Inc.	15,597,387
			20,955,537
		Apparel: 0.7%
120,600	L	Nike, Inc.	8,068,140
			8,068,140
		Auto Parts & Equipment: 0.5%
212,570		Johnson Controls, Inc.	6,447,248
			6,447,248
		Banks: 4.1%
462,790		Bank of America Corp.	16,197,650
384,816		Bank of New York Mellon Corp.	12,537,305
54,980	L	East-West Bancorp., Inc.	753,226
104,570		PNC Financial Services Group, Inc.	7,811,379
144,770		State Street Corp.	8,234,518
86,900		SunTrust Bank	3,909,631
			49,443,709
		Beverages: 1.6%
35,400		Coca-Cola Co.	1,871,952
348,447		Diageo PLC	5,944,292
36,720		Heineken NV	1,475,308
19,000	L	Molson Coors Brewing Co.	888,250
8,050	L	Pepsi Bottling Group, Inc.	234,819
119,230		PepsiCo, Inc.	8,497,522
			18,912,143
		Biotechnology: 0.4%
38,040	@	Amgen, Inc.	2,254,631
30,690	@	Genzyme Corp.	2,482,514
			4,737,145
		Building Materials: 0.1%
53,862		Masco Corp.	966,284
			966,284
		Chemicals: 1.3%
58,190		Air Products & Chemicals, Inc.	3,985,433
166,940		PPG Industries, Inc.	9,735,941
37,720	L	Sherwin-Williams Co.	2,156,075
			15,877,449
		Commercial Services: 1.0%
126,420		Accenture Ltd.	4,803,960
59,990		Automatic Data Processing, Inc.	2,564,573
46,050		Lender Processing Services, Inc.	1,405,446
36,210		Visa, Inc.	2,222,932
39,590		Western Union Co.	976,685
			11,973,596
		Computers: 1.2%
35,239		Hewlett-Packard Co.	1,629,451
106,650		International Business Machines Corp.	12,473,784
15,210	@	Synopsys, Inc.	303,440
			14,406,675
		Cosmetics/Personal Care: 0.5%
83,860		Procter & Gamble Co.	5,844,203
			5,844,203
		Distribution/Wholesale: 0.7%
83,690	@, L	Wesco International, Inc.	2,693,144
69,480		WW Grainger, Inc.	6,042,676
			8,735,820
		Diversified Financial Services: 3.9%
47,151	S	American Express Co.	1,670,560
23,650		Deutsche Boerse AG	2,190,307
57,600		Franklin Resources, Inc.	5,076,288
89,110	L	Goldman Sachs Group, Inc.	11,406,080
91,780	L	Invesco Ltd.	1,925,544
440,040	S	JPMorgan Chase & Co.	20,549,868
148,380	L	Merrill Lynch & Co., Inc.	3,754,014
			46,572,661

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electric: 3.2%
110,600		American Electric Power Co., Inc.	$4,095,518
79,220	L	CMS Energy Corp.	987,873
82,730	L	Dominion Resources, Inc.	3,539,189
60,470	L	DPL, Inc.	1,499,656
20,730		Entergy Corp.	1,845,177
119,882		FPL Group, Inc.	6,030,065
148,670	@, L	NRG Energy, Inc.	3,679,583
64,930		Pepco Holdings, Inc.	1,487,546
207,420		PG&E Corp.	7,767,879
92,250		PPL Corp.	3,415,095
111,850	L	Public Service Enterprise Group, Inc.	3,667,562
			38,015,143
		Electronics: 0.2%
354,960	@, L	Flextronics International Ltd.	2,513,117
			2,513,117
		Food: 1.9%
39,510		General Mills, Inc.	2,715,127
106,430	L	Kellogg Co.	5,970,723
93,700		Kroger Co.	2,574,876
257,571		Nestle SA	11,131,585
			22,392,311
		Gas: 0.2%
52,820		Sempra Energy	2,665,825
			2,665,825
		Hand/Machine Tools: 0.2%
93,210	L	Kennametal, Inc.	2,527,855
			2,527,855
		Healthcare - Products: 1.3%
116,440	@, L	Advanced Medical Optics, Inc.	2,070,303
36,210	L	Cooper Cos., Inc.	1,258,660
138,040		Johnson & Johnson	9,563,411
49,250	@	Zimmer Holdings, Inc.	3,179,580
			16,071,954
		Healthcare - Services: 0.8%
41,820	@	DaVita, Inc.	2,384,158
98,930		UnitedHealth Group, Inc.	2,511,833
91,130	@	WellPoint, Inc.	4,262,150
			9,158,141
		Home Builders: 0.2%
179,670	L	Pulte Homes, Inc.	2,509,990
8,009	@, L	Toll Brothers, Inc.	202,067
			2,712,057
		Household Products/Wares: 0.7%
69,060	L	Clorox Co.	4,329,371
146,320	@, L	Jarden Corp.	3,431,204
			7,760,575
		Insurance: 4.8%
333,290	S	Allstate Corp.	15,371,335
20,490		AON Corp.	921,230
55,930		Aspen Insurance Holdings Ltd.	1,538,075
34,480		Chubb Corp.	1,892,952
124,190	@	Conseco, Inc.	437,149
652,980		Genworth Financial, Inc.	5,622,158
52,943		Hartford Financial Services Group, Inc.	2,170,134
116,480	L	Max Re Capital Ltd.	2,705,830
286,420	L	Metlife, Inc.	16,039,520
9,900	L	PartnerRe Ltd.	674,091
46,320		Prudential Financial, Inc.	3,335,040
149,300		Travelers Cos., Inc.	6,748,360
			57,455,874
		Internet: 0.0%
430	@	Google, Inc. - Class A	171,126
			171,126
		Leisure Time: 0.6%
58,070		Harley-Davidson, Inc.	2,166,011
250,090	L	Royal Caribbean Cruises Ltd.	5,189,368
			7,355,379
		Lodging: 0.2%
180,790		Wyndham Worldwide Corp.	2,840,211
			2,840,211
		Media: 0.9%
102,340	@, L	Time Warner Cable, Inc.	2,476,628
233,810		Walt Disney Co.	7,175,629
167,960		WPP Group PLC	1,358,547
			11,010,804
		Metal Fabricate/Hardware: 0.3%
132,000		Timken Co.	3,742,200
			3,742,200
		Mining: 0.1%
20,940	@, L	Century Aluminum Co.	579,829
			579,829

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.5%
114,610		3M Co.	$7,829,009
46,940		Danaher Corp.	3,257,636
64,910	L	Eaton Corp.	3,646,644
55,003		General Electric Co.	1,402,577
38,120		Ingersoll-Rand Co.	1,188,200
			17,324,066
		Oil & Gas: 8.5%
35,100		Anadarko Petroleum Corp.	1,702,701
123,720	S	Apache Corp.	12,901,522
123,897	S	Chevron Corp.	10,219,025
42,110		ConocoPhillips	3,084,558
102,880		Devon Energy Corp.	9,382,656
25,110		EOG Resources, Inc.	2,246,341
310,504		ExxonMobil Corp.	24,113,741
117,830		Hess Corp.	9,671,486
187,900		Marathon Oil Corp.	7,491,573
79,234		Noble Corp.	3,478,373
42,160	L	Sunoco, Inc.	1,500,053
245,600	L	Total SA ADR	14,903,008
17,600	@	Ultra Petroleum Corp.	973,984
			101,669,021
		Oil & Gas Services: 0.4%
33,600	@, L	Exterran Holdings, Inc.	1,073,856
65,560		Halliburton Co.	2,123,488
57,150	@, L	Helix Energy Solutions Group, Inc.	1,387,602
61,370	@	North American Energy Partners, Inc.	636,407
			5,221,353
		Pharmaceuticals: 2.4%
22,710	S	Abbott Laboratories	1,307,642
77,900		GlaxoSmithKline PLC	1,687,515
275,390		Merck & Co., Inc.	8,691,308
22,920		Merck KGaA	2,444,257
54,970		Pfizer, Inc.	1,013,647
11,910		Roche Holding AG	1,864,414
298,190		Wyeth	11,015,139
			28,023,922
		Pipelines: 0.6%
158,030	L	El Paso Corp.	2,016,463
196,190		Williams Cos., Inc.	4,639,894
			6,656,357
		Retail: 2.4%
62,500	@	AnnTaylor Stores Corp.	1,290,000
270,458	S	CVS Caremark Corp.	9,103,616
401,360		Macy’s, Inc.	7,216,453
28,010	L	Nordstrom, Inc.	807,248
168,230	L	Staples, Inc.	3,785,175
103,530		Walgreen Co.	3,205,289
61,220		Wal-Mart Stores, Inc.	3,666,466
			29,074,247
		Savings & Loans: 0.2%
49,424	L	New York Community Bancorp., Inc.	829,829
459,100	L	Sovereign Bancorp., Inc.	1,813,445
			2,643,274
		Semiconductors: 0.7%
441,600		Intel Corp.	8,271,168
			8,271,168
		Software: 1.3%
92,130		Fidelity National Information Services, Inc.	1,700,720
675,418	@	Oracle Corp.	13,717,740
			15,418,460
		Telecommunications: 2.8%
7,100		America Movil SA de CV ADR	329,156
583,926		AT&T, Inc.	16,303,210
28,170	@	Cisco Systems, Inc.	635,515
181,260		Embarq Corp.	7,350,093
93,880		Nokia OYJ ADR	1,750,862
73,740		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	2,391,830
80,360		Verizon Communications, Inc.	2,578,752
97,035		Vodafone Group PLC ADR	2,144,474
			33,483,892
		Transportation: 0.4%
22,596		Burlington Northern Santa Fe Corp.	2,088,548
44,210	L	United Parcel Service, Inc. - Class B	2,780,367
			4,868,915
		Total Common Stock
		(Cost $774,598,982)	700,317,241

Principal Amount		Value
CORPORATE BONDS/NOTES: 9.8%
	Agriculture: 0.1%
$1,800,000	Philip Morris International, Inc., 4.875%, due 05/16/13	$1,775,785
		1,775,785

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Banks: 0.9%
$617,000		Bank of America Corp., 5.490%, due 03/15/19	$478,854
558,000	#, C	BNP Paribas, 7.195%, due 06/29/49	388,834
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	952,986
1,238,000	#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,261,572
1,431,000	#, C	Natixis, 10.000%, due 04/30/18	1,332,046
846,000	#, C	Nordea Bank AB, 5.424%, due 04/20/55	687,792
932,000		PNC Funding Corp., 5.625%, due 02/01/17	826,946
320,000	#, C, L	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	238,843
1,280,000	#	Unicredit Luxembourg Finance SA, 6.000%, due 10/31/17	1,091,123
1,619,000	#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,552,313
687,000		Wachovia Corp., 5.250%, due 08/01/14	421,732
2,157,000	#, C	Woori Bank, 6.125%, due 05/03/16	1,961,065
			11,194,106
		Beverages: 0.4%
2,048,000		Diageo Finance BV, 5.500%, due 04/01/13	2,063,366
360,000	#, C, I	Dr Pepper Snapple Group, Inc., 6.120%, due 05/01/13	357,646
437,000	#, C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	422,544
2,409,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	2,379,051
			5,222,607
		Building Materials: 0.0%
104,000	C	CRH America, Inc., 6.950%, due 03/15/12	104,077
			104,077
		Chemicals: 0.1%
713,000	C	PPG Industries, Inc., 5.750%, due 03/15/13	707,332
			707,332
		Commercial Services: 0.2%
1,893,000	C	Western Union Co., 5.400%, due 11/17/11	1,911,114
			1,911,114
		Diversified Financial Services: 1.6%
1,788,000		American Express Co., 5.500%, due 09/12/16	1,528,297
1,754,000	#, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,639,253
904,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	671,060
565,000		General Electric Capital Corp., 5.375%, due 10/20/16	499,385
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	393,685
1,624,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,154,440
1,293,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,271,094
1,273,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 07/19/17	6,365
1,159,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	806,757
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	915,701
1,560,000	C, L	Morgan Stanley, 3.875%, due 01/15/09	1,435,322
927,000	C	Morgan Stanley, 5.750%, due 10/18/16	575,666
609,000	C	Morgan Stanley, 6.625%, due 04/01/18	403,654
1,226,000	C	Morgan Stanley, 6.750%, due 04/15/11	907,863
1,346,000	C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,020,116
1,883,000		ORIX Corp., 5.480%, due 11/22/11	1,731,437
1,782,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,375,039
1,310,000		UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,374,943
517,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	353,675
1,710,000	#, C	ZFS Finance USA Trust V, 6.500%, due 05/09/37	1,147,378
			19,211,130
		Electric: 1.5%
1,971,000	C	Bruce Mansfield Unit, 6.850%, due 06/01/34	2,050,147
1,110,000	#, C	E.ON International Finance BV, 5.800%, due 04/30/18	1,062,801
902,000	#, C	EDP Finance BV, 6.000%, due 02/02/18	864,641
1,268,000	#, C	Enel Finance International SA, 6.250%, due 09/15/17	1,263,657
740,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	651,400
2,181,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	2,209,985
1,938,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,948,601
2,198,000		Hydro Quebec, 6.300%, due 05/11/11	2,363,575
352,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	349,216
1,274,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,074,759
377,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	402,785
354,000	C	Pacific Gas & Electric Co., 4.800%, due 03/01/14	333,818
755,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	682,112
991,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	1,011,623
1,319,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,109,767
			17,378,887
		Environmental Control: 0.1%
1,095,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,134,387
			1,134,387
		Food: 0.1%
790,000		Kraft Foods, Inc., 6.125%, due 08/23/18	738,993
468,000	C	Kroger Co., 5.000%, due 04/15/13	447,240
			1,186,233
		Hand/Machine Tools: 0.1%
1,283,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,328,822
			1,328,822
		Healthcare - Products: 0.3%
1,134,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,140,066
442,000	C	Hospira, Inc., 5.550%, due 03/30/12	442,103
1,569,000	C	Hospira, Inc., 6.050%, due 03/30/17	1,498,386
			3,080,555

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services: 0.0%
$112,000	C	HCA, Inc., 8.750%, due 09/01/10	$110,880
			110,880
		Household Products/Wares: 0.1%
1,424,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,431,523
			1,431,523
		Insurance: 0.3%
132,000	C	Allstate Corp., 5.550%, due 05/09/35	102,423
1,077,000	C	Allstate Corp., 6.125%, due 12/15/32	906,444
1,323,000	C	American International Group, Inc., 6.250%, due 03/15/37	212,106
510,000	#, I, L	American International Group, Inc., 8.250%, due 08/15/18	296,700
1,854,000	C	Chubb Corp., 6.375%, due 03/29/67	1,415,961
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	466,771
			3,400,405
		Iron/Steel: 0.1%
1,462,000	#, C	ArcelorMittal, 6.125%, due 06/01/18	1,297,763
			1,297,763
		Lodging: 0.1%
1,069,000	C	Marriott International, Inc., 6.375%, due 06/15/17	965,469
942,000	C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	805,017
			1,770,486
		Machinery - Construction & Mining: 0.1%
873,000	#, C	Atlas Copco AB, 5.600%, due 05/22/17	849,658
			849,658
		Media: 0.4%
1,320,000	C	CBS Corp., 6.625%, due 05/15/11	1,284,319
1,028,000	C	COX Communications, Inc., 4.625%, due 06/01/13	951,271
1,329,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,336,227
819,000		News America Holdings, 8.500%, due 02/23/25	829,373
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	980,692
			5,381,882
		Miscellaneous Manufacturing: 0.1%
750,000		General Electric Co., 5.250%, due 12/06/17	657,425
1,182,000	C	Tyco Electronics Group SA, 6.550%, due 10/01/17	1,139,316
			1,796,741
		Office/Business Equipment: 0.1%
743,000	C	Xerox Corp., 5.500%, due 05/15/12	708,978
			708,978
		Oil & Gas: 0.5%
1,794,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,873,788
313,000	C	Nexen, Inc., 5.875%, due 03/10/35	235,025
1,403,000	C	Petro-Canada, 6.050%, due 05/15/18	1,226,831
925,000	#, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	896,583
1,136,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,167,402
			5,399,629
		Oil & Gas Services: 0.1%
1,021,000	C	Weatherford International Ltd., 6.000%, due 03/15/18	918,261
419,000	C	Weatherford International, Inc., 6.350%, due 06/15/17	388,426
			1,306,687
		Pharmaceuticals: 0.2%
1,433,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,380,208
712,000	C	Cardinal Health, Inc., 5.800%, due 10/15/16	666,164
453,000	C	GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13	445,175
			2,491,547
		Pipelines: 0.4%
1,024,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	1,052,068
768,000	C	Enterprise Products Operation, LLC, 6.500%, due 01/31/19	716,767
1,459,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,478,224
15,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	13,913
420,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	401,892
778,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	808,838
			4,471,702
		Real Estate: 0.5%
365,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	325,283
1,637,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,413,946
64,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	62,692
1,635,000	C	Prologis, 5.750%, due 04/01/16	1,426,737
779,000	C	Simon Property Group LP, 5.100%, due 06/15/15	689,159
1,228,000	C	Simon Property Group LP, 5.875%, due 03/01/17	1,087,184
432,000	C	Vornado Realty LP, 4.750%, due 12/01/10	424,176
			5,429,177
		Retail: 0.3%
952,000	C	CVS Caremark Corp., 6.125%, due 08/15/16	921,136
429,000	C	Federated Retail Holdings, Inc., 5.350%, due 03/15/12	395,364
377,000	C	Home Depot, Inc., 5.250%, due 12/16/13	347,555
105,000	C	Home Depot, Inc., 5.875%, due 12/16/36	74,550
941,000	C	Limited Brands, 5.250%, due 11/01/14	788,655
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,426,589
			3,953,849
		Telecommunications: 1.0%
624,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	635,594
956,000	C	AT&T, Inc., 6.500%, due 09/01/37	815,650
1,235,000	C, L	BellSouth Corp., 6.550%, due 06/15/34	1,061,816

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$1,169,000	C	Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	$1,044,314
1,683,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	1,128,802
1,230,000	C	Rogers Communications, Inc., 6.800%, due 08/15/18	1,165,659
653,000	C	Telecom Italia Capital SA, 5.250%, due 11/15/13	579,962
624,000	C	Telefonica Europe BV, 7.750%, due 09/15/10	637,366
1,677,000	C	TELUS Corp., 8.000%, due 06/01/11	1,777,117
3,434,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	3,436,507
310,000	C	Vodafone Group PLC, 5.625%, due 02/27/17	276,005
			12,558,792
		Transportation: 0.1%
99,000	C	CSX Corp., 6.750%, due 03/15/11	101,228
796,000		CSX Corp., 7.900%, due 05/01/17	808,024
			909,252
		Total Corporate Bonds/Notes
		(Cost $132,313,734)	117,503,986
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.4%
		Federal Home Loan Mortgage Corporation##: 5.3%
1,599,866		4.500%, due 08/01/18	1,574,839
1,352,450		4.500%, due 11/01/18	1,331,292
2,227,037		4.500%, due 01/01/19	2,192,199
1,228,074		4.500%, due 04/01/35	1,164,486
119,494		5.000%, due 03/01/18	119,697
1,521,936		5.000%, due 05/01/18	1,524,523
22,948		5.000%, due 09/01/18	22,987
1,347,712		5.000%, due 02/01/19	1,345,792
16,966		5.000%, due 06/01/19	16,941
48,937		5.000%, due 04/01/20	48,715
5,611		5.000%, due 05/01/20	5,585
38,440		5.000%, due 12/01/21	38,181
3,248,713		5.000%, due 09/01/33	3,175,233
1,555,440		5.000%, due 11/01/33	1,520,259
650,492		5.000%, due 03/01/34	635,169
433,679		5.000%, due 04/01/34	423,463
519,613		5.000%, due 05/01/35	507,049
1,010,560		5.000%, due 07/01/35	986,124
1,635,399		5.000%, due 08/01/35	1,595,854
755,537		5.000%, due 09/01/35	737,267
3,706,015		5.000%, due 10/01/35	3,616,401
6,500,000	L	5.500%, due 08/23/17	6,889,305
539,001		5.500%, due 01/01/19	545,575
138,885		5.500%, due 07/01/19	140,578
114,729		5.500%, due 08/01/19	116,128
5,555		5.500%, due 02/01/20	5,607
517,837		5.500%, due 10/01/21	522,697
25,005		5.500%, due 10/01/24	25,079
1,056,689		5.500%, due 06/01/25	1,058,462
481,567		5.500%, due 07/01/25	482,376
782,096		5.500%, due 08/01/25	783,408
777,485		5.500%, due 09/01/25	778,790
2,473,855		5.500%, due 05/01/33	2,468,479
2,119,345		5.500%, due 12/01/33	2,114,740
2,855,121		5.500%, due 01/01/34	2,848,916
297,345		5.500%, due 04/01/34	296,420
1,027,251		5.500%, due 10/01/34	1,024,055
189,164		5.500%, due 11/01/34	188,576
139,996		5.500%, due 05/01/35	139,473
398,696		5.500%, due 09/01/35	397,207
55,128		5.500%, due 10/01/35	54,922
31,752		5.500%, due 01/01/36	31,633
491,858		5.500%, due 02/01/37	489,790
95,423		6.000%, due 04/01/16	97,199
172,499		6.000%, due 04/01/17	175,714
86,846		6.000%, due 07/01/17	88,465
122,730		6.000%, due 10/01/17	125,017
1,270,412		6.000%, due 08/01/19	1,294,159
227,786		6.000%, due 09/01/19	232,044
388,046		6.000%, due 05/01/21	395,320
939,652		6.000%, due 02/01/23	959,553
309,595		6.000%, due 12/01/25	314,711
298,663		6.000%, due 02/01/26	303,599
186,283		6.000%, due 04/01/34	189,187
53,052		6.000%, due 05/01/34	53,879
830,191		6.000%, due 07/01/34	843,136
2,905,840		6.000%, due 08/01/34	2,951,147
261,208		6.000%, due 09/01/34	265,281
286,791		6.000%, due 07/01/35	290,769
659,903		6.000%, due 08/01/35	669,058
889,581		6.000%, due 11/01/35	901,922
435,546		6.000%, due 03/01/36	441,384
16,344		6.000%, due 07/01/36	16,563
1,172,309		6.000%, due 10/01/36	1,190,588

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount		Value
	Federal Home Loan Mortgage Corporation## (continued)
$33,009	6.000%, due 01/01/37	$33,451
888,295	6.000%, due 03/01/37	900,203
1,076,658	6.000%, due 05/01/37	1,091,090
1,100,516	6.000%, due 06/01/37	1,115,268
149,584	6.500%, due 05/01/34	154,040
201,971	6.500%, due 06/01/34	207,988
1,173,498	6.500%, due 08/01/34	1,208,453
287,550	6.500%, due 10/01/34	297,194
6,036	6.500%, due 11/01/34	6,216
15,143	6.500%, due 09/01/35	15,561
353,098	6.500%, due 05/01/37	362,512
1,391,085	6.500%, due 07/01/37	1,428,174
734,638	6.500%, due 02/01/38	754,225
		63,357,342
	Federal National Mortgage Association##: 11.1%
151,675	4.010%, due 08/01/13	144,296
463,691	4.020%, due 08/01/13	442,499
502,354	4.500%, due 04/01/18	495,123
1,157,955	4.500%, due 06/01/18	1,141,288
665,564	4.500%, due 07/01/18	655,985
568,662	4.500%, due 03/01/19	558,700
855,605	4.500%, due 04/01/20	840,617
1,866,041	4.500%, due 08/01/33	1,773,145
465,547	4.500%, due 02/01/35	441,789
34,061	4.500%, due 09/01/35	32,280
866,765	4.589%, due 05/01/14	840,374
377,358	4.630%, due 04/01/14	366,139
110,882	4.751%, due 04/01/13	109,265
745,590	4.790%, due 12/01/12	737,066
30,328	4.845%, due 06/01/13	29,897
419,383	4.848%, due 08/01/14	410,936
19,650	4.872%, due 02/01/14	19,326
435,930	4.880%, due 03/01/20	436,657
2,077,281	4.926%, due 04/01/15	2,032,312
248,000	4.940%, due 08/01/15	242,457
653,760	5.000%, due 11/01/17	656,831
2,853,068	5.000%, due 02/01/18	2,866,466
197,847	5.000%, due 06/01/18	198,529
1,629,457	5.000%, due 12/01/18	1,619,797
1,471,743	5.000%, due 07/01/19	1,472,216
577,011	5.000%, due 09/01/19	577,197
86,632	5.000%, due 11/01/19	86,660
601,212	5.000%, due 11/01/33	587,801
1,188,380	5.000%, due 03/01/34	1,161,519
440,108	5.000%, due 05/01/34	429,878
484,479	5.000%, due 08/01/34	473,218
1,339,556	5.000%, due 09/01/34	1,308,421
649,409	5.000%, due 01/01/35	634,315
1,197,717	5.000%, due 06/01/35	1,169,129
3,968,529	5.000%, due 07/01/35	3,873,807
1,417,615	5.000%, due 08/01/35	1,383,778
2,136,758	5.000%, due 08/01/36	2,085,757
8,637	5.190%, due 11/01/15	8,524
16,469	5.370%, due 02/01/13	16,530
330,000	5.370%, due 05/01/18	319,304
16,715	5.450%, due 04/01/17	16,629
295,317	5.466%, due 11/01/15	296,366
850,966	5.500%, due 11/01/17	866,398
419,603	5.500%, due 01/01/18	427,213
825,996	5.500%, due 02/01/18	839,426
316,437	5.500%, due 01/01/19	321,582
596,302	5.500%, due 06/01/19	604,507
880,126	5.500%, due 07/01/19	892,235
709,832	5.500%, due 08/01/19	719,599
431,255	5.500%, due 09/01/19	437,189
4,374	5.500%, due 11/01/19	4,434
253,097	5.500%, due 12/01/19	256,580
11,804	5.500%, due 01/01/21	11,933
637,760	5.500%, due 05/01/25	639,765
1,310,121	5.500%, due 02/01/33	1,310,549
69,746	5.500%, due 03/01/33	69,812
27,857	5.500%, due 05/01/33	27,866
2,136,282	5.500%, due 06/01/33	2,136,980
4,702,637	5.500%, due 07/01/33	4,704,173
1,153,896	5.500%, due 11/01/33	1,154,273
370,769	5.500%, due 12/01/33	370,890
1,168,935	5.500%, due 01/01/34	1,169,318
1,948,945	5.500%, due 02/01/34	1,948,920
205,324	5.500%, due 03/01/34	205,299
602,555	5.500%, due 04/01/34	602,208
2,169,518	5.500%, due 05/01/34	2,168,193
372,791	5.500%, due 06/01/34	372,563
3,666,713	5.500%, due 07/01/34	3,664,473

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$1,177,041		5.500%, due 08/01/34	$1,176,322
5,120,964		5.500%, due 09/01/34	5,117,837
5,413,902		5.500%, due 10/01/34	5,410,596
7,095,180		5.500%, due 11/01/34	7,090,845
2,856,452		5.500%, due 12/01/34	2,854,707
1,651,185		5.500%, due 01/01/35	1,650,177
372,762		5.500%, due 02/01/35	372,346
1,307,985		5.500%, due 04/01/35	1,306,372
49,170		5.500%, due 05/01/35	49,109
1,242,314		5.500%, due 08/01/35	1,240,779
1,671,251		5.500%, due 09/01/35	1,669,186
307,081		6.000%, due 02/01/17	314,377
11,544		6.000%, due 03/01/17	11,815
553,866		6.000%, due 08/01/17	566,852
169,692		6.000%, due 03/01/18	173,671
1,587,415		6.000%, due 11/01/18	1,625,130
294,497		6.000%, due 01/01/21	300,390
7,314		6.000%, due 02/01/21	7,461
363,605		6.000%, due 11/01/25	369,831
66,069		6.000%, due 01/01/34	67,244
654,188		6.000%, due 03/01/34	664,950
3,222,435		6.000%, due 04/01/34	3,275,913
230,392		6.000%, due 05/01/34	234,128
2,958,832		6.000%, due 06/01/34	3,006,816
2,150,622		6.000%, due 07/01/34	2,185,497
2,319,740		6.000%, due 08/01/34	2,357,358
1,626,651		6.000%, due 10/01/34	1,653,030
300,760		6.000%, due 11/01/34	305,638
271,495		6.000%, due 04/01/35	275,898
15,462		6.000%, due 08/01/35	15,686
343,578		6.000%, due 09/01/35	348,559
494,992		6.000%, due 10/01/35	502,168
14,173		6.000%, due 11/01/35	14,379
2,301,086		6.000%, due 12/01/35	2,334,448
667,595		6.000%, due 02/01/36	677,192
1,602,173		6.000%, due 03/01/36	1,624,900
1,745,423		6.000%, due 04/01/36	1,770,184
24,604		6.000%, due 06/01/36	24,958
753,477		6.000%, due 07/01/36	764,166
410,747		6.000%, due 08/01/36	416,573
46,786		6.000%, due 12/01/36	47,450
578,483		6.000%, due 03/01/37	586,656
874,294		6.000%, due 04/01/37	886,647
233,736		6.000%, due 05/01/37	237,038
1,092,021		6.000%, due 06/01/37	1,107,451
1,174,195		6.000%, due 07/01/37	1,190,785
7,138		6.253%, due 09/01/11	7,353
233,263		6.330%, due 03/01/11	241,258
432,895		6.500%, due 06/01/31	447,761
45,344		6.500%, due 07/01/31	46,901
1,094		6.500%, due 08/01/31	1,131
500,483		6.500%, due 09/01/31	517,671
307,165		6.500%, due 12/01/31	317,714
3,818		6.500%, due 01/01/32	3,949
7,291		6.500%, due 02/01/32	7,541
1,163,914		6.500%, due 07/01/32	1,202,794
1,047,782		6.500%, due 08/01/32	1,082,783
782,006		6.500%, due 01/01/33	808,128
129,960		6.500%, due 04/01/34	133,814
760,338		6.500%, due 08/01/34	782,886
217,259		6.500%, due 03/01/36	223,057
7,819		6.500%, due 04/01/36	8,027
309,408		6.500%, due 05/01/36	317,665
940,662		6.500%, due 01/01/37	965,764
1,031,741		6.500%, due 02/01/37	1,059,179
451,347		6.500%, due 04/01/37	463,366
27,682		6.500%, due 06/01/37	28,419
1,174,301		6.500%, due 07/01/37	1,205,572
4,247,000	L	6.625%, due 09/15/09	4,379,077
1,046,000		6.625%, due 11/15/10	1,120,843
71,394		7.500%, due 02/01/30	77,282
229,158		7.500%, due 03/01/31	247,364
5,730		7.500%, due 11/01/31	6,185
1,257		7.500%, due 02/01/32	1,357
			132,507,557
		Government National Mortgage Association: 1.0%
113,927		4.500%, due 07/20/33	108,384
21,660		4.500%, due 08/15/33	20,729
145,094		4.500%, due 09/15/33	138,855
592,301		4.500%, due 09/20/33	563,481
231,367		4.500%, due 12/20/34	220,003
99,927		5.000%, due 07/20/33	97,780
234,786		5.000%, due 03/15/34	230,780

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association (continued)
$701,369		5.000%, due 06/15/34	$689,402
169,993		5.000%, due 10/15/34	167,092
788,662		5.500%, due 11/15/32	792,269
3,381,610		5.500%, due 05/15/33	3,394,960
786,812		5.500%, due 08/15/33	789,918
58,964		5.500%, due 12/15/33	59,196
106,549		5.500%, due 09/15/34	106,919
26,621		5.500%, due 02/15/35	26,701
74,556		5.500%, due 04/20/35	74,496
91,968		5.500%, due 10/15/35	92,245
717,153		6.000%, due 09/15/32	730,518
52,790		6.000%, due 10/15/32	53,773
799,749		6.000%, due 04/15/33	814,402
28,645		6.000%, due 04/15/34	29,152
799,310		6.000%, due 07/15/34	813,456
302,291		6.000%, due 09/15/34	307,641
564,852		6.000%, due 11/20/34	573,473
37,347		6.000%, due 01/20/35	37,884
365,127		6.000%, due 02/20/35	370,382
162,800		6.000%, due 04/20/35	165,143
			11,469,034
		Other U.S. Agency Obligations: 0.0%
425,000		Financing Corp., 9.650%, due 11/02/18	585,038
			585,038
		Total U.S. Government Agency Obligations
		(Cost $208,259,643)	207,918,971
U.S. TREASURY OBLIGATIONS: 8.3%
		U.S. Treasury Bonds: 4.9%
4,501,000	L	3.875%, due 02/15/13	4,684,911
4,495,000	L	4.000%, due 02/15/15	4,721,858
2,520,000	L	4.250%, due 08/15/13	2,675,728
2,146,000	L	4.250%, due 11/15/13	2,282,473
663,000	L	4.500%, due 11/15/15	708,996
1,164,000	L	4.500%, due 02/15/36	1,195,101
739,000	L	4.750%, due 11/15/08	742,396
8,709,000	L	4.750%, due 08/15/17	9,338,365
978,000	L	5.125%, due 05/15/16	1,076,565
12,936,000		5.375%, due 02/15/31	14,703,588
1,500,000	L	6.000%, due 02/15/26	1,780,314
13,426,000	L	6.500%, due 02/15/10	14,276,671
390,000		6.750%, due 08/15/26	500,815
390,000	L	8.000%, due 11/15/21	533,752
57,000		9.875%, due 11/15/15	79,845
			59,301,378
		U.S. Treasury Notes: 3.4%
1,982,000	L	3.500%, due 11/15/09	2,019,628
3,800,000	L	3.500%, due 05/31/13	3,894,407
6,383,000		4.125%, due 08/31/12	6,729,578
27,000,000	L	4.875%, due 08/15/09	27,698,220
			40,341,833
		Total U.S. Treasury Obligations
		(Cost $96,336,488)	99,643,211

ASSET-BACKED SECURITIES: 1.0%
		Home Equity Asset-Backed Securities: 0.2%
1,481,000	#, C, I	Bayview Financial Revolving Mortgage Loan Trust, 4.509%, due 12/28/40	1,066,652
1,076,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	573,557
1,204,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	538,900
			2,179,109
		Other Asset-Backed Securities: 0.8%
10,731	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	10,511
233,367	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	229,775
919,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	695,900
630,846	C	Small Business Administration, 4.770%, due 04/01/24	613,276
893,913	C	Small Business Administration, 4.990%, due 09/01/24	875,762
1,075,636	C	Small Business Administration, 5.090%, due 10/01/25	1,059,130
3,223,602	C	Small Business Administration, 5.110%, due 08/01/25	3,172,853
1,023,795	C	Small Business Administration, 5.180%, due 05/01/24	1,017,116
778,834	C	Small Business Administration, 5.390%, due 12/01/25	779,319
1,368,268	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	1,169,966
			9,623,608
		Total Asset-Backed Securities
		(Cost $ 13,916,222)	11,802,717
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.6%
452,712	C	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	347,757
2,000,000	C	Banc of America Commercial Mortgage, Inc., 5.936%, due 02/10/51	1,714,376
32,461	#, C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	19,529
21,700	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	21,712
3,050,000	C	Citigroup Commercial Mortgage Trust, 5.889%, due 12/10/49	2,614,665

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$990,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49		$828,616
831,793	C	Credit Suisse Mortgage Capital Certificates, 5.343%, due 12/15/39		656,914
1,442,297	C	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40		1,225,005
703,964	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17		714,701
1,102,000	C	GE Capital Commercial Mortgage Corp., 5.518%, due 03/10/44		896,776
1,179,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42		1,156,177
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36		1,566,828
122,000	C	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39		93,610
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.007%, due 06/15/49		858,215
1,180,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		984,020
1,452,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		1,218,844
1,660,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.378%, due 05/15/41		1,553,850
1,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43		889,368
1,037,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.065%, due 04/15/45		940,158
789,000	C	Merrill Lynch Mortgage Trust, 6.023%, due 06/12/50		440,280
36,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.652%, due 02/12/39		29,584
1,442,297	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, due 06/12/50		1,235,666
8,718,558	#, C, ^	Morgan Stanley Capital I, 0.775%, due 11/15/30		179,077
166,726	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24		166,433
1,777,089	#, C, I	Nomura Asset Securities Corp., 9.944%, due 04/04/27		1,907,547
772,000	C	RAAC Series, 4.971%, due 09/25/34		746,056
1,329,972	#, C, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23		986,922
583,343	#, C	System Energy Resources, Inc., 5.129%, due 01/15/14		580,606
70,000	C	Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44		58,267
1,725,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41		1,545,083
1,379,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45		1,133,454
2,400,000	C	Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51		2,071,169
1,387,000	C	Wachovia Bank Commercial Mortgage Trust, 6.159%, due 06/15/45		1,164,647
		Total Collateralized Mortgage Obligations
		(Cost $36,171,927)		30,545,912
MUNICIPAL BONDS: 0.4%
		Massachusetts: 0.4%
1,000,000		Massachusetts Bay Transportation Authority, 5.250%, due 07/01/33		978,230
2,500,000	C	Massachusetts Bay Transportation Authority, 5.250%, due 07/01/33		2,455,625
1,000,000		Massachusetts Bay Transportation Authority, 5.250%, due 07/01/34		977,820
		Total Municipal Bonds
		(Cost $4,877,918)		4,411,675
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
736,000		Israel Government International Bond, 4.625%, due 06/15/13		741,954
1,884,000		Province of Ontario Canada, 5.000%, due 10/18/11		1,984,926
		Total Other Bonds
		(Cost $2,619,747)		2,726,880
		Total Long-Term Investments
		(Cost $1,269,094,661)		1,174,870,593
SHORT-TERM INVESTMENTS: 16.3%
		Commercial Paper: 1.3%
15,349,000		Toyota Motor Credit Corp., 5.000%, due 10/01/08		15,346,868
		Total Commercial Paper
		(Cost $15,346,868)		15,346,868
		Securities Lending Collateral(cc): 15.0%
180,710,192		Bank of New York Mellon Corp. Institutional Cash Reserves		178,623,034
		Total Securities Lending Collateral
		(Cost $180,710,192)		178,623,034
		Total Short-Term Investments
		(Cost $196,057,060)		193,969,902
		Total Investments in Securities
		(Cost $1,465,151,721)*	114.7%	$1,368,840,495
		Other Assets and Liabilities - Net	(14.7)	(175,022,834)
		Net Assets	100.0%	$1,193,817,661

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
±	Defaulted security
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

*	Cost for federal income tax purposes is $1,473,173,561.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$31,086,419
	Gross Unrealized Depreciation	(135,419,485)
	Net Unrealized Depreciation	$(104,333,066)

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$850,844,050	$—
Level 2- Other Significant Observable Inputs	516,910,264	—
Level 3- Significant Unobservable Inputs	1,086,181	—
Total	$1,368,840,495	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$2,680,796	$—
Net purchases/sales	(175,651)	—
Total realized and unrealized gain (loss)	(118,093)	—
Amortization of premium/discount	(71)	—
Transfers in and/or out of Level 3	(1,300,800)	—
Balance at 09/30/08	$1,086,181	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(118,938).

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.5%
		Electric: 39.3%
700,380	@	AES Corp.	$8,187,442
279,500		Allegheny Energy, Inc.	10,277,215
311,860		American Electric Power Co., Inc.	11,548,176
102,140		CEZ A/S	6,345,926
944,870		CMS Energy Corp.	11,782,529
160,490		Constellation Energy Group, Inc.	3,899,907
190,920		Dominion Resources, Inc.	8,167,558
219,900		DPL, Inc.	5,453,520
1,176,830	@	Dynegy, Inc. - Class A	4,213,051
291,171		E.ON AG	14,788,418
311,830	S	Edison International	12,442,017
32,430		Enersis SA ADR	529,258
156,800		FirstEnergy Corp.	10,504,032
44,700		Fortum OYJ	1,500,096
28,730		FPL Group, Inc.	1,445,119
982,440		International Power PLC	6,357,025
339,100		Northeast Utilities	8,697,915
711,650	@, S	NRG Energy, Inc.	17,613,336
42,520		Oesterreichische Elektrizitaetswirtschafts AG	2,616,753
219,500		PG&E Corp.	8,220,275
224,200		PPL Corp.	8,299,884
332,620		Public Service Enterprise Group, Inc.	10,906,610
125,794		Red Electrica de Espana	6,405,590
472,960	@	Reliant Resources, Inc.	3,476,256
42,800		RWE AG	4,107,601
47,540		Scottish & Southern Energy PLC	1,209,686
6,910		Wisconsin Energy Corp.	310,259
396,660		Xcel Energy, Inc.	7,929,233
			197,234,687
		Energy - Alternate Sources: 0.5%
159,756	@	EDP Renovaveis SA	1,257,213
341,900	@	Iberdrola Renovables	1,493,926
			2,751,139
		Engineering & Construction: 0.3%
10,440		Acciona SA	1,591,149
			1,591,149
		Gas: 4.2%
206,050		Enagas	4,443,225
102,700		Energen Corp.	4,650,256
241,020		Sempra Energy	12,164,279
			21,257,760
		Media: 4.5%
208,100	@	DIRECTV Group, Inc.	5,445,977
231,040		Grupo Televisa SA ADR	5,052,845
1,248,420	@	Megacable Holdings SAB de CV	1,769,351
422,680	@	Time Warner Cable, Inc.	10,228,856
			22,497,029
		Oil & Gas: 8.4%
13,500		Devon Energy Corp.	1,231,200
25,400		EOG Resources, Inc.	2,272,284
449,830		Equitable Resources, Inc.	16,499,764
83,410		Noble Corp.	3,661,699
76,330	@	OAO Gazprom ADR	2,439,232
211,390		Questar Corp.	8,650,079
49,600	@	Ultra Petroleum Corp.	2,744,864
98,655		XTO Energy, Inc.	4,589,431
			42,088,553
		Oil & Gas Services: 2.3%
264,060		Halliburton Co.	8,552,903
60,000	@	National Oilwell Varco, Inc.	3,013,800
			11,566,703
		Pipelines: 6.2%
952,110		El Paso Corp.	12,148,924
266,900		Spectra Energy Corp.	6,352,220
526,141		Williams Cos., Inc.	12,443,235
			30,944,379
		Telecommunications: 26.8%
256,920		America Movil SA de CV ADR	11,910,811
377,110		AT&T, Inc.	10,528,911
315,060		Cellcom Israel Ltd.	9,470,704
163,110		Embarq Corp.	6,614,111
2,743,000	@	Hutchison Telecommunications International Ltd.	3,063,239
110,630	@	Mobile Telesystems Finance SA ADR	6,196,386
275,540		MTN Group Ltd.	3,888,004
200,620	@	NII Holdings, Inc.	7,607,510
44,520		Philippine Long Distance Telephone Co.	2,562,855

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
46,360		Philippine Long Distance Telephone Co. ADR	$2,611,922
650,150		Qwest Communications International, Inc.	2,099,985
438,900		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	14,236,155
322,890		Royal KPN NV	4,663,147
153,380	@	Telecom Argentina SA ADR	1,878,905
548,480		Telefonica SA	13,041,489
338,950		Telenor ASA	4,220,761
149,610		TELUS Corp.	5,357,423
169,860		Tim Participacoes SA ADR	3,543,280
261,650		Verizon Communications, Inc.	8,396,349
4,386,710		Vodafone Group PLC	9,687,697
276,914		Windstream Corp.	3,029,439
			134,609,083
		Total Common Stock
		(Cost $578,013,811)	464,540,482
PREFERRED STOCK: 4.3%
		Electric: 3.5%
487,387		AES Tiete SA	3,944,380
556,320		Eletropaulo Metropolitana de Sao Paulo SA	7,642,128
25,470		NRG Energy, Inc.	5,890,192
			17,476,700
		Media: 0.1%
43,763	@	NET Servicos de Comunicacao SA	380,158
			380,158
		Pipelines: 0.7%
3,630	#	El Paso Corp.	3,753,420
			3,753,420
		Total Preferred Stock
		(Cost $23,973,842)	21,610,278

Principal Amount				Value
CONVERTIBLE BONDS: 0.4%
		Coal: 0.4%
$2,580,000	C	Peabody Energy Corp., 4.750%, due 12/15/41		$2,338,125
		Total Convertible Bonds
		(Cost $2,862,275)		2,338,125
		Total Long-Term Investments
		(Cost $604,849,928)		488,488,885
SHORT-TERM INVESTMENTS: 1.8%
		Commercial Paper: 1.8%
8,853,000		Toyota Motor Credit Corp., 5.000%, due 10/01/08		8,851,770
		Total Short-Term Investments
		(Cost $8,851,770)		8,851,770
		Total Investments in Securities
		(Cost $613,701,698) *	99.0%	$497,340,655
		Other Assets and Liabilities - Net	1.0	4,990,701
		Net Assets	100.0%	$502,331,356

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $620,405,314.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,985,439
		Gross Unrealized Depreciation		(127,050,098)
		Net Unrealized Depreciation		$(123,064,659)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$382,081,329	$—
Level 2 - Other Significant Observable Inputs	115,259,326	2,057,033
Level 3 - Significant Unobservable Inputs	—	—
Total	$497,340,655	$2,057,033

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 799,461	BUY	10/22/08	1,136,674	1,128,113	$(8,561)
EU Euro
EUR 1,060,491	BUY	10/22/08	1,494,921	1,496,450	1,529
EU Euro
EUR 46,811	BUY	10/22/08	69,285	66,055	(3,230)
EU Euro
EUR 113,409	BUY	10/22/08	165,770	160,031	(5,739)
EU Euro
EUR 3,400,000	BUY	10/22/08	4,888,180	4,797,711	(90,469)
EU Euro
EUR 576,883	BUY	10/22/08	834,865	814,034	(20,831)
British Pound
GBP 217,239	BUY	10/23/08	381,950	386,945	4,995
British Pound
GBP 99,202	BUY	10/23/08	179,804	176,697	(3,107)
British Pound
GBP 264,701	BUY	10/23/08	482,007	471,484	(10,523)
British Pound
GBP 402,502	BUY	10/23/08	727,428	716,933	(10,495)
British Pound
GBP 954,473	BUY	10/23/08	1,720,724	1,700,100	(20,624)
					$(167,055)
EU Euro
EUR 19,223,417	SELL	10/22/08	28,162,306	27,126,001	$1,036,305
EU Euro
EUR 20,856	SELL	10/22/08	30,672	29,429	1,243
EU Euro
EUR 2,996,027	SELL	10/22/08	4,386,663	4,227,668	158,995
EU Euro
EUR 2,546,047	SELL	10/22/08	3,740,703	3,592,705	147,998
EU Euro
EUR 866,161	SELL	10/22/08	1,272,564	1,222,233	50,331
EU Euro
EUR 3,558,771	SELL	10/22/08	5,232,923	5,021,751	211,172
EU Euro
EUR 252,854	SELL	10/22/08	370,620	356,800	13,820
EU Euro
EUR 404,942	SELL	10/22/08	567,287	571,410	(4,123)
EU Euro
EUR 130,440	SELL	10/22/08	185,036	184,062	974
EU Euro
EUR 35,102	SELL	10/22/08	49,794	49,532	262
EU Euro
EUR 32,890	SELL	10/22/08	46,614	46,410	204
EU Euro
EUR 210,410	SELL	10/22/08	303,937	296,908	7,029
EU Euro
EUR 182,991	SELL	10/22/08	264,331	258,217	6,114
EU Euro
EUR 231,401	SELL	10/22/08	342,775	326,529	16,246
British Pound
GBP 8,027,934	SELL	10/23/08	14,867,733	14,299,301	568,432
British Pound
GBP 172,261	SELL	10/23/08	315,916	306,830	9,086
					$2,224,088

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.1%
		Argentina: 0.1%
7,127	@	Mercadolibre, Inc.	$145,034
			145,034
		Australia: 4.5%
116,400	@	Arrow Energy NL	273,184
19,800		Billabong International Ltd.	221,091
477,409		Boart Longyear Group	430,627
88,525		Computershare Ltd.	669,225
40,800		CSL Ltd.	1,236,034
208,801		Iluka Resources Ltd.	793,080
60,200	@	Incitec Pivot Ltd.	241,196
19,376		MacArthur Coal Ltd.	164,046
78,500		OneSteel Ltd.	290,380
105,687		Sonic Healthcare Ltd.	1,124,239
75,713		Transpacific Industries Group Ltd.	431,598
66,520		United Group Ltd.	686,798
			6,561,498
		Austria: 1.2%
7,000		Andritz AG	302,157
10,000		Kapsch TrafficCom AG	331,606
12,000		Rosenbauer International AG	510,524
10,000		Schoeller-Bleckmann Oilfield Equipment AG	607,014
			1,751,301
		Belgium: 1.3%
5,000		Bekaert SA	667,586
8,000		EVS Broadcast Equipment SA	572,444
12,000		Oriflame Cosmetics SA	555,910
			1,795,940
		Bermuda: 0.8%
50,700		SeaDrill Ltd. ADR	1,050,410
			1,050,410
		Brazil: 0.6%
55,600	@	GVT Holding SA	825,424
			825,424
		Canada: 0.1%
15,400		Agnico-Eagle Mines Ltd.	840,724
10,800		Agrium, Inc.	605,664
4,200		Crescent Point Energy Trust	122,774
18,400	@	Gildan Activewear, Inc.	408,889
15,400	@	Lululemon Athletica, Inc.	354,662
11,800		Nova Chemicals Corp.	266,680
32,400	@	Oilexco Incorporated	318,140
34,700	@	Open Text Corp.	1,199,926
2,900		Oilexco, Inc.	28,221
300		Saputo, Inc.	7,324
3,000		Saputo, Inc.	71,177
			71,177
		China: 2.4%
472,000		China High Speed Transmission Equipment Group Co., Ltd.	863,854
1,508,879	@, I	China South Locomotive and Rolling Stock Corp.	573,249
223,000		China Yurun Food Group Ltd.	290,788
15,900	@	Focus Media Holding Ltd. ADR	453,309
336,000		Huadian Power International Co.	83,082
8,600		Mindray Medical International Ltd. ADR	290,078
8,800	@	Suntech Power Holdings Co., Ltd. ADR	315,656
1,530,000		Want Want China Holdings Ltd.	558,626
			3,428,642
		Denmark: 1.2%
9,700		Flsmidth & Co. A/S	492,548
7,300	@	Genmab A/S	418,557
4,000		Novozymes A/S	356,455
3,400	@	Topdanmark A/S	487,218
			1,754,778
		Finland: 1.5%
84,500		F-Secure OYJ	278,939
51,700		Nokian Renkaat OYJ	1,244,052
59,000		YIT OYJ	616,094
			2,139,085
		France: 4.9%
24,530	@	Alten	711,393
20,807		Bourbon SA	1,035,948
3,050	@	Easydentic	77,753
55,412	@	Homair SA	205,044
12,000		Ipsen	542,086
2,400		Lisi	161,830

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		France: (continued)
5,100	@	Meetic	$94,865
3,100		Neopost SA	292,316
10,300		Nexans SA	916,282
10,400		Rubis	737,187
20,000	@	Saft Groupe SA	792,008
29,000	@	Store Electronic	507,461
16,000		Sword Group	456,185
6,440		Virbac SA	494,816
			7,025,174
		Germany: 3.1%
20,000		Grenkeleasing AG	620,956
9,097		Hawesko Holding AG	237,877
5,000		K+S AG	356,017
2,000	@	Morphosys AG	122,975
25,054		MTU Aero Engines Holding AG	686,922
2,000	@	Open Business Club AG	80,121
20,000		Rheinmetall AG	1,089,471
8,300	@	SGL Carbon AG	329,729
2,000	@	SMA Solar Technology AG	147,819
18,100		Solarworld AG	789,305
			4,461,192
		Greece: 2.7%
38,000	@	Babis Vovos International Technical Co.	1,046,088
26,474		Fourlis Holdings SA	510,990
6,000		Frigoglass SA	104,593
10,000		Hellenic Exchanges SA Holding Clearing Settlement and Registry	117,054
36,522		Jumbo SA	590,654
8,500		Motor Oil Hellas Corinth Refineries SA	127,763
62,900		Piraeus Bank SA	1,309,698
			3,806,840
		Guernsey: 0.5%
22,000	@	Amdocs Ltd.	602,360
			602,360
		Hong Kong: 2.8%
836,000		Agile Property Holdings Ltd.	381,911
302,000		China Everbright Ltd.	484,557
252,000		China Insurance International Holdings Co., Ltd.	484,839
242,000		Kingboard Chemicals Holdings	826,305
208,000		Minmetals Resources Ltd.	32,178
114,000		MTR Corp.	336,613
675,400		Noble Group Ltd.	642,740
153,000	I	Pacific Basin Shipping Ltd.	127,205
808,000		Prime Success International Group	357,182
81,000		Television Broadcasts Ltd.	343,968
			4,017,498
		Ireland: 2.0%
34,092		DCC PLC	669,912
55,840	@	Icon PLC ADR	2,135,882
			2,805,794
		Israel: 0.3%
50,000	@	Oridion Systems Ltd.	438,089
			438,089
		Italy: 2.7%
61,000		ACEA S.p.A.	873,637
125,000		Azimut Holding S.p.A.	868,884
350,000		CIR-Compagnie Industriali Riunite S.p.A.	606,717
17,100		ERG S.p.A.	283,735
61,700		Prysmian S.p.A.	1,213,687
			3,846,660
		Japan: 14.3%
23,600		Aeon Mall Co., Ltd.	703,382
46,500		Aica Kogyo Co., Ltd.	363,694
45,000		Aioi Insurance Co. Ltd.	224,457
38,700		Arcs Co., Ltd.	479,372
33,400		Capcom Co., Ltd.	956,777
92,000		Chugoku Marine Paints Ltd.	547,341
80,000		Daido Steel Co., Ltd.	423,397
59,000		Daihatsu Diesel Manufacturing Co., Ltd.	385,786
68,000		Dowa Holdings Co., Ltd.	304,926
11,400		Exedy Corp.	215,028
16,100		FamilyMart Co., Ltd.	681,249
16,900		Fujikura Kasei Co., Ltd.	107,384
151,000		Furukawa Electric Co., Ltd.	666,799
33,000		Furukawa-Sky Aluminum Corp.	72,025
2,400		Glory Ltd.	55,328
132,000		Hankyu Hanshin Holdings, Inc.	606,303
17,000		HIS Co., Ltd.	197,318
17,000		Hisaka Works Ltd.	296,279
26,000		Hitachi Metals Ltd.	310,754
23,500		Hosiden Corp.	338,485
5,400		Icom, Inc.	107,572
90,000		Japan Steel Works Ltd.	1,118,971

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan: (continued)
38,000		JGC Corp.	$609,648
45,400		JSP Corp.	287,428
387		Jupiter Telecommunications Co.	278,645
13,000		Koito Manufacturing Co., Ltd.	121,657
9,600		Lintec Corp.	157,559
3,400		MISUMI Group, Inc.	58,536
2,400		Miura Co., Ltd.	52,400
30,200		Musashi Seimitsu Industry Co., Ltd.	536,965
6,000		Nabtesco Corp.	48,313
9,700		NEC Networks & System Integration Corp.	123,723
19,800		Nichi-iko Pharmaceutical Co., Ltd.	482,103
19,000		Nidec Copal Corp.	216,139
22,100		Nifco, Inc.	388,333
38,000		Nihon Parkerizing Co., Ltd.	429,855
71,000		Nippon Thompson Co., Ltd.	300,773
23,200		Nishimatsuya Chain Co. Ltd.	221,142
8,100		Nissha Printing Co., Ltd.	391,128
11,700		Nitori Co., Ltd.	695,149
32,800		Nitta Corp.	413,047
2,260		Obic Co., Ltd.	368,815
2,100		OSG Corp.	17,856
10,200		Sato Corp.	134,929
28,100		Shimano, Inc.	967,368
109,000		Shinmaywa Industries Ltd.	323,609
20,000		Sumida Corp.	170,603
133,000		Sumitomo Osaka Cement Co., Ltd.	216,806
51,400		Sumitomo Rubber Industries, Inc.	457,921
10,000		Tokyo Steel Manufacturing Co., Ltd.	110,493
12,100		Tokyo Tomin Bank Ltd.	199,106
17,000		Toyo Suisan Kaisha Ltd.	430,967
9,200		Toyo Tanso Co., Ltd.	493,803
30,600		Trusco Nakayama Corp.	406,287
8,800		Tsumura & Co.	223,239
6,000		Tsuruha Holdings, Inc.	181,534
12,600		Tsutsumi Jewelry Co., Ltd.	242,163
212,000		Ube Industries Ltd.	571,621
13,100		Union Tool Co.	308,850
			20,801,140
		Luxembourg: 0.8%
15,300	@	Millicom International Cellular SA	1,050,651
			1,050,651
		Malaysia: 0.3%
792,725		KNM Group Bhd	293,713
			293,713
		Netherlands: 5.6%
5,000		Accell Group	153,736
34,000		Arcadis NV	593,668
13,535		Exact Holding NV	349,870
43,700		Fugro NV	2,580,585
50,400		Innoconcepts	637,507
121,753		James Hardie Industries NV	496,108
28,800	@	Qiagen NV	567,485
45,000		SBM Offshore NV	963,368
30,000	@	Smartrac NV	640,622
36,500		Ten Cate NV	1,207,462
			8,190,411
		New Zealand: 0.4%
131,518		Fisher & Paykel Healthcare Corp.	261,493
60,229		Fletcher Building Ltd.	272,092
			533,585
		Norway: 1.1%
185,900	@	Pronova BioPharma AS	614,515
250,000	@	StepStone ASA	278,927
47,400	@	Subsea 7, Inc.	641,564
			1,535,006
		Portugal: 0.4%
55,200		Jeronimo Martins	470,771
			470,771
		Russia: 0.2%
2,300	@	Wimm-Bill-Dann Foods OJSC ADR	163,300
			163,300
		Singapore: 1.2%
858,000	#	ARA Asset Management Ltd.	295,584
476,000		Goodpack Ltd.	471,023
30,000		Jardine Cycle & Carriage Ltd.	329,997
172,000		Parkway Holdings Ltd.	227,841
221,000		SMRT Corp., Ltd.	307,265
			1,631,710
		South Africa: 0.3%
76,800	@	Aspen Pharmacare Holdings Ltd.	398,548
			398,548

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		South Korea: 2.8%
1,061	@	CJ CheilJedang Corp.	$172,517
10,080		Dongkuk Steel Mill Co., Ltd.	311,293
1,900	@	Hite Brewery Co., Ltd.	346,328
1,486		Hyundai Development Co.	55,507
13,671		Hyunjin Materials Co., Ltd.	399,081
1,259		KCC Corp.	392,728
2,200		LG Household & Health Care Ltd.	367,919
15,670		LIG Non-Life Insurance Co., Ltd.	328,271
943		Lotte Shopping Co., Ltd.	214,535
3,754		Samsung Engineering Co., Ltd.	233,820
1,465		Samsung Techwin Co., Ltd.	32,498
7,200		Taewoong Co., Ltd.	479,263
14,126	@	TK Corp.	386,835
2,050		Yuhan Corp.	367,667
			4,088,262
		Spain: 3.2%
84,600		Enagas	1,824,299
21,700		Grifols SA	554,463
13,000		Indra Sistemas SA	309,786
23,000		Red Electrica de Espana	1,171,189
16,100		Tecnicas Reunidas SA	687,410
			4,547,147
		Sweden: 1.5%
21,000		Saab AB	323,447
47,800		Ssab Svenskt Stal AB	760,082
57,000		Swedish Match AB	996,382
			2,079,911
		Switzerland: 7.8%
13,200	@	Actelion Ltd. - Reg	680,176
8,442	@	Aryzta AG	341,675
27,000		Bank Sarasin & Compagnie AG	1,033,988
8,400	@	Basilea Pharmaceutica - Reg	1,244,248
10,400		BKW FMB Energie AG	1,071,865
355		Bucher Industries AG	47,684
5,600		Compagnie Financiere Tradition (CFT)	652,540
5,117		Geberit AG - Reg	627,539
1,629		Helvetia Holding AG	408,358
17,800		Lonza Group AG	2,233,388
80,000		Mobilezone Holding AG	533,713
4,760	@	Newave Energy Holding SA	183,160
2,000		Partners Group	250,487
1,930		Schweizerhall Holding AG	372,483
800		Sika AG	905,145
3,500		Sulzer AG	372,390
16,700	@	Temenos Group AG - Reg	318,358
			11,277,197
		Taiwan: 1.1%
426,000		Acer, Inc.	725,353
34,000		Largan Precision Co., Ltd.	356,636
331,280		Quanta Computer, Inc.	414,926
			1,496,915
		Thailand: 0.3%
41,000		Banpu PCL	365,285
			365,285
		United Arab Emirates: 0.5%
110,600		Lamprell PLC	638,175
			638,175
		United Kingdom: 14.6%
20,100		Admiral Group PLC	369,615
66,300		Aggreko PLC	652,140
79,374		Albemarle & Bond Holdings	270,813
38,803		Amlin PLC	222,033
100,698		ARM Holdings PLC	174,990
124,730		AssetCo PLC	198,440
31,500		Aveva Group PLC	649,509
34,020		Bespak PLC	322,370
123,041		Bodycote International	350,317
46,490		Bovis Homes Group PLC	316,820
45,355		Burberry Group PLC	320,706
79,374		Carillion PLC	370,844
79,374		Chloride Group PLC	274,760
106,700		Cobham PLC	362,702
50,729	@	CSR PLC	238,718
56,695		Daily Mail & General Trust	327,187
51,380		Dechra Pharmaceuticals PLC	373,375
73,615		Detica Group PLC	574,545
123,300		Ferrexpo PLC	349,474
126,700		Firstgroup PLC	1,209,570
58,418		Grainger PLC	212,765
4,339		Greggs PLC	244,985
40,914		Hamworthy KSE	275,052
19,842		Hunting PLC	218,338

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom: (continued)
121,746		IG Group Holdings PLC		$691,966
58,000	@	Imperial Energy Corp. PLC		1,061,131
45,355		Inchcape PLC		153,207
41,900		Inmarsat PLC		366,309
29,664		Keller Group PLC		354,706
22,677		Kier Group PLC		318,785
76,774		Liontrust Asset Management PLC		256,742
78,864		Meggitt PLC		265,367
95,249		Mitie Group		349,682
62,900		National Express Group PLC		909,548
94,520		Oxford Instruments PLC		389,441
12,986	@	Premier Oil PLC		226,571
71,100		Rexam PLC		505,154
62,365		Ricardo PLC		360,836
25,300		Rotork PLC		422,696
8,500		Schroders PLC		156,807
79,374		Scott Wilson Group PLC		246,445
59,372	@	SDL PLC		360,995
180,500		Serco Group PLC		1,177,178
29,481		SIG PLC		204,890
22,677		Spectris PLC		271,193
45,355		Speedy Hire PLC		334,126
18,709		Spirax-Sarco Engineering PLC		301,018
34,698		United Business Media Ltd.		305,647
27,006		Venture Production PLC		295,840
113,982		VT Group PLC		1,068,242
39,461		Wellstream Holdings PLC		726,657
136,069		Wichford PLC		170,326
36,851		WSP Group PLC		219,164
				21,350,737
		United States: 0.2%
1,400		Agnico Eagle Mines, Ltd.		77,370
3,000		Crescent Point Energy Trust		89,873
1,700		Gildan Activewear, Inc.		37,927
				205,170
		Total Common Stock
		(Cost $171,491,963)		131,797,534

REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Hong Kong: 0.6%
457,500		Link Real Estate Investment Trust		951,037
				951,037
		Singapore: 0.3%
283,000	@	CapitaMall Trust		451,302
				451,302
		Total Real Estate Investment Trusts
		(Cost $1,787,983)		1,402,339

EXCHANGE-TRADED FUNDS: 0.2%
		United States: 0.2%
5,700		iShares MSCI EAFE Growth Index		322,677
		Total Exchange-Traded Funds
		(Cost $381,983)		322,677

PREFERRED STOCK: 0.1%
		Germany: 0.1%
2,023		Eurokai KGaA		108,519
		Total Preferred Stock
		(Cost $247,411)		108,519
		Total Long-Term Investments
		(Cost $173,909,340)		133,631,069

SHORT-TERM INVESTMENTS: 4.5%
		Affiliated Mutual Fund: 4.5%
6,596,740		ING Institutional Prime Money Market Fund - Class I		6,596,740
		Total Short-Term Investments
		(Cost $6,596,740)		6,596,740
		Total Investments in Securities
		(Cost $180,506,080)*	95.8%	$140,227,809
		Other Assets and Liabilities - Net	4.2	6,112,241
		Net Assets	100.0%	$146,340,050

	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise
		noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	*	Cost for federal income tax purposes is $181,759,375.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$588,412
		Gross Unrealized Depreciation		(42,119,978)
		Net Unrealized Depreciation		$(41,531,566)

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	1.9
Agriculture	0.7
Apparel	0.9
Auto Manufacturers	0.6
Auto Parts & Equipment	2.0
Banks	1.7
Beverages	0.4
Biotechnology	2.3
Building Materials	1.7
Chemicals	5.1
Coal	0.4
Commercial Services	2.5
Computers	2.9
Cosmetics/Personal Care	0.6
Distribution/Wholesale	1.1
Diversified Financial Services	2.8
Electric	2.2
Electrical Components & Equipment	4.2
Electronics	2.2
Energy - Alternate Sources	0.6
Engineering & Construction	4.7
Environmental Control	0.3
Food	1.9
Gas	1.8
Hand/Machine Tools	0.2
Healthcare - Products	1.6
Healthcare - Services	2.4
Holding Companies - Diversified	1.9
Home Builders	0.3
Insurance	1.7
Internet	0.4
Investment Companies	0.2
Iron/Steel	1.8
Leisure Time	1.0
Machinery - Diversified	3.6
Media	1.2
Metal Fabricate/Hardware	1.0
Mining	1.4
Miscellaneous Manufacturing	2.3
Office/Business Equipment	0.2
Oil & Gas	3.0
Oil & Gas Services	4.9
Packaging & Containers	0.3
Pharmaceuticals	3.2
Real Estate	1.0
Retail	3.1
Semiconductors	0.3
Shopping Centers	0.9
Software	2.4
Telecommunications	1.9
Transportation	2.8
Trucking & Leasing	0.3
Other Long-Term Investments	0.2
Short-Term Investments	4.5
Other Assets and Liabilities - Net	4.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$24,011,713	$—
Level 2 - Other Significant Observable Inputs	116,216,096	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$140,227,809	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Advertising: 0.0%
3,000	L	Harte-Hanks, Inc.	$31,110
			31,110
		Aerospace/Defense: 3.9%
11,300	@	BE Aerospace, Inc.	178,879
55,900		Boeing Co.	3,205,865
2,100		DRS Technologies, Inc.	161,175
2,100	@, L	Esterline Technologies Corp.	83,139
11,400		General Dynamics Corp.	839,268
13,200		L-3 Communications Holdings, Inc.	1,297,824
46,200		Northrop Grumman Corp.	2,796,948
3,300	@	Orbital Sciences Corp.	79,101
50,500		Raytheon Co.	2,702,255
1,400	L	Triumph Group, Inc.	63,994
30,400		United Technologies Corp.	1,825,824
			13,234,272
		Agriculture: 1.7%
60,700		Altria Group, Inc.	1,204,288
14,768		Lorillard, Inc.	1,050,743
63,100		Philip Morris International, Inc.	3,035,110
8,200		Reynolds American, Inc.	398,684
2,000		Universal Corp.	98,180
			5,787,005
		Airlines: 0.1%
6,400	@, L	Continental Airlines, Inc.	106,752
4,600		Skywest, Inc.	73,508
			180,260
		Apparel: 0.2%
2,000	@, L	Carter’s, Inc.	39,460
5,800	L	Jones Apparel Group, Inc.	107,358
1,400	@	Quiksilver, Inc.	8,036
3,400	@, L	Skechers USA, Inc.	57,222
1,300	@, L	Timberland Co.	22,581
4,900	@, L	Warnaco Group, Inc.	221,921
3,700		Wolverine World Wide, Inc.	97,902
			554,480
		Auto Manufacturers: 0.3%
207,665	@, L	Ford Motor Co.	1,079,858
1,400	@	Navistar International Corp.	75,852
1,700		Oshkosh Truck Corp.	22,372
			1,178,082
		Auto Parts & Equipment: 0.3%
1,300	L	ArvinMeritor, Inc.	16,952
6,600		Autoliv, Inc.	222,750
7,500		BorgWarner, Inc.	245,775
900	@, L	Exide Technologies	6,642
2,700	@, L	Goodyear Tire & Rubber Co.	41,337
7,900	@, L	Lear Corp.	82,950
700		Titan International, Inc.	14,924
12,800	@	TRW Automotive Holdings Corp.	203,648
5,000		WABCO Holdings, Inc.	177,700
			1,012,678
		Banks: 1.6%
72,008		Bank of America Corp.	2,520,280
7,800		Bank of New York Mellon Corp.	254,124
500	L	Cathay General Bancorp.	11,900
12,500	L	Colonial BancGroup, Inc.	98,250
1,400	L	East-West Bancorp., Inc.	19,180
300		First Commonwealth Financial Corp.	4,041
11,955	L	First Horizon National Corp.	111,899
2,400		First Midwest Bancorp., Inc.	58,176
4,100	L	FirstMerit Corp.	86,100
1,100		Hancock Holding Co.	56,100
2,900		International Bancshares Corp.	78,300
6,200	L	National Penn Bancshares, Inc.	90,520
5,300	L	Old National Bancorp.	106,106
4,400	L	Pacific Capital Bancorp.	89,540
300	L	Park National Corp.	23,400
26,700	L	Popular, Inc.	221,343
13,900	L	Regions Financial Corp.	133,440
6,200	L	Susquehanna Bancshares, Inc.	121,024
200	@, L	SVB Financial Group	11,584
800	L	Trustmark Corp.	16,592
5,200	L	Webster Financial Corp.	131,300
25,500		Wells Fargo & Co.	957,015
200		Westamerica Bancorp.	11,506
3,800	L	Zions Bancorp.	147,060
			5,358,780

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Beverages: 1.2%
38,500		Coca-Cola Co.	$2,035,880
2,100		Pepsi Bottling Group, Inc.	61,257
29,300		PepsiCo, Inc.	2,088,211
			4,185,348
		Biotechnology: 0.9%
29,600	@	Amgen, Inc.	1,754,392
200	@	Celera Corp.	3,090
4,000	@, L	Cubist Pharmaceuticals, Inc.	88,920
9,900	@	Genentech, Inc.	877,932
3,500	@	Gilead Sciences, Inc.	159,530
2,800	@	Martek Biosciences Corp.	87,976
8,400	@, L	PDL BioPharma, Inc.	78,204
			3,050,044
		Building Materials: 0.1%
1,700	@, L	Armstrong World Industries, Inc.	49,130
2,900	L	Lennox International, Inc.	96,483
1,000	L	Louisiana-Pacific Corp.	9,300
1,800	@, L	Owens Corning, Inc.	43,038
			197,951
		Chemicals: 1.8%
2,100		Ashland, Inc.	61,404
3,600		Celanese Corp.	100,476
2,800		CF Industries Holdings, Inc.	256,088
16,500		Chemtura Corp.	75,240
2,600		Cytec Industries, Inc.	101,166
22,800		Dow Chemical Co.	724,584
3,700		Ferro Corp.	74,370
4,100	L	HB Fuller Co.	85,567
12,800		Hercules, Inc.	253,312
1,400	L	Minerals Technologies, Inc.	83,104
28,700		Monsanto Co.	2,840,726
7,600		Mosaic Co.	516,952
1,200	L	NewMarket Corp.	63,072
3,600	L	Nova Chemicals Corp.	81,360
3,800		Olin Corp.	73,720
300	@	Rockwood Holdings, Inc.	7,698
12,800		RPM International, Inc.	247,552
7,100	L	Terra Industries, Inc.	208,740
700	L	Valhi, Inc.	12,600
6,700		Valspar Corp.	149,343
3,500	L	Westlake Chemical Corp.	73,605
			6,090,679
		Coal: 0.1%
5,000		Massey Energy Co.	178,350
			178,350
		Commercial Services: 1.1%
2,000	L	Aaron Rents, Inc.	54,140
10,000	@, L	Avis Budget Group, Inc.	57,400
1,000	@, L	Career Education Corp.	16,350
1,900	L	Chemed Corp.	78,014
7,100	@	Convergys Corp.	104,938
800	@, L	Corinthian Colleges, Inc.	12,000
100		Corporate Executive Board Co.	3,125
500	@, L	CoStar Group, Inc.	22,695
5,100	L	Deluxe Corp.	73,389
200	@, L	DynCorp International, Inc.	3,352
900	@	Emergency Medical Services Corp.	26,892
200	@, L	First Advantage Corp.	2,810
5,300	@, L	Gartner, Inc.	120,204
1,100		Global Payments, Inc.	49,346
4,700		H&R Block, Inc.	106,925
24,100	@, L	Hertz Global Holdings, Inc.	182,437
8,000	@	Hewitt Associates, Inc.	291,520
400	L	Hillenbrand, Inc.	8,064
100		Interactive Data Corp.	2,522
1,700	@, L	Korn/Ferry International	30,294
5,900		Manpower, Inc.	254,644
14,800	@, L	Monster Worldwide, Inc.	220,668
7,500	@, L	MPS Group, Inc.	75,600
300	@	Navigant Consulting, Inc.	5,967
3,100	@	Net 1 UEPS Technologies, Inc.	69,223
7,600		Pharmaceutical Product Development, Inc.	314,260
2,800	@, L	PHH Corp.	37,212
4,600	@, L	Rent-A-Center, Inc.	102,488
3,700	@, L	Resources Connection, Inc.	83,361
13,200		Robert Half International, Inc.	326,700
12,400		RR Donnelley & Sons Co.	304,172
18,600		Service Corp. International	155,496
1,900	@, L	TeleTech Holdings, Inc.	23,636
3,180	@, L	Ticketmaster	34,121
2,200		Total System Services, Inc.	36,080

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
529	@, L	Tree.com, Inc.	$2,550
5,343	@	United Rentals, Inc.	81,427
3,310		Visa, Inc.	203,201
3,600		Watson Wyatt Worldwide, Inc.	179,028
			3,756,251
		Computers: 5.9%
6,600	@	Affiliated Computer Services, Inc.	334,158
21,400	@	Apple, Inc.	2,432,324
37,700	@	Brocade Communications Systems, Inc.	219,414
28,300	@, L	Cadence Design Systems, Inc.	191,308
8,600	@	Computer Sciences Corp.	345,634
18,800	@	Dell, Inc.	309,824
1,600	@, L	Electronics for Imaging	22,288
23,800	@	EMC Corp.	284,648
152,000		Hewlett-Packard Co.	7,028,480
7,600	L	IKON Office Solutions, Inc.	129,276
50,500		International Business Machines Corp.	5,906,480
9,000	@, L	Lexmark International, Inc.	293,130
600	@	Mentor Graphics Corp.	6,810
900	@, L	Micros Systems, Inc.	23,994
13,000	@	NCR Corp.	286,650
6,900	@	Perot Systems Corp.	119,715
15,600	@, L	Sandisk Corp.	304,980
73,600	L	Seagate Technology, Inc.	892,032
130,700	I	Seagate Technology, Inc. - Escrow	1
40,500	@, L	Sun Microsystems, Inc.	307,800
1,700	@	SYKES Enterprises, Inc.	37,332
3,800	@, L	Synaptics, Inc.	114,836
10,600	@	Synopsys, Inc.	211,470
2,300	@	Teradata Corp.	44,850
1,300	@	Unisys Corp.	3,575
13,200	@, L	Western Digital Corp.	281,424
			20,132,433
		Cosmetics/Personal Care: 1.4%
1,300	@, L	Chattem, Inc.	101,634
68,332		Procter & Gamble Co.	4,762,057
			4,863,691
		Distribution/Wholesale: 0.4%
900	@, L	Fossil, Inc.	25,407
4,600		Genuine Parts Co.	184,966
16,800	@	Ingram Micro, Inc.	269,976
13,900	@, L	LKQ Corp.	235,883
2,500	L	Owens & Minor, Inc.	121,250
400	L	Pool Corp.	9,332
3,200	@	Tech Data Corp.	95,520
1,500	@, L	United Stationers, Inc.	71,745
1,300	L	Watsco, Inc.	65,364
2,800	@, L	Wesco International, Inc.	90,104
1,200		WW Grainger, Inc.	104,364
			1,273,911
		Diversified Financial Services: 2.7%
4,600	@, L	AmeriCredit Corp.	46,598
4,900	L	Blackrock, Inc.	953,050
77,200		Citigroup, Inc.	1,583,372
27,150		Discover Financial Services	375,213
7,300	@	E*Trade Financial Corp.	20,440
10,400		Goldman Sachs Group, Inc.	1,331,200
100	L	Greenhill & Co., Inc.	7,375
1,000		Invesco Ltd.	20,980
80,700		JPMorgan Chase & Co.	3,768,690
1,300	@, L	KBW, Inc.	42,822
6,300	@, L	Knight Capital Group, Inc.	93,618
4,800		Legg Mason, Inc.	182,688
4,300		Morgan Stanley	98,900
10,200	@, L	Nasdaq Stock Market, Inc.	311,814
100		Nelnet, Inc.	1,420
200	@, L	Stifel Financial Corp.	9,980
300		Student Loan Corp.	27,900
19,100	@	TD Ameritrade Holding Corp.	309,420
			9,185,480
		Electric: 1.4%
600		American Electric Power Co., Inc.	22,218
4,400		Avista Corp.	95,524
8,200	L	DPL, Inc.	203,360
144,200	L	Duke Energy Corp.	2,513,406
3,100		Edison International	123,690
500		Exelon Corp.	31,310
17,400		FirstEnergy Corp.	1,165,626
1,300	L	Hawaiian Electric Industries	37,843
6,300	L	Integrys Energy Group, Inc.	314,622
2,200	@, L	Mirant Corp.	40,238
17,800	@	Reliant Resources, Inc.	130,830
5,100		Sierra Pacific Resources	48,858
2,000	L	Unisource Energy Corp.	58,380
			4,785,905

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.3%
2,900		Belden CDT, Inc.	$92,191
13,000		Emerson Electric Co.	530,270
12,000	@	GrafTech International Ltd.	181,320
500		Hubbell, Inc.	17,525
100	@	Littelfuse, Inc.	2,973
12,600		Molex, Inc.	282,870
			1,107,149
		Electronics: 1.3%
20,200	@	Agilent Technologies, Inc.	599,132
8,800		Amphenol Corp.	353,232
1,200		Analogic Corp.	59,712
10,500	@	Arrow Electronics, Inc.	275,310
11,600	@	Avnet, Inc.	285,708
4,100		AVX Corp.	41,779
5,700	@, L	Benchmark Electronics, Inc.	80,256
1,300		Brady Corp.	45,864
3,300	@, L	Cogent, Inc.	33,726
1,800	@, L	Coherent, Inc.	63,990
2,900	@, L	Cymer, Inc.	73,457
1,000	@, L	Dolby Laboratories, Inc.	35,190
400	@, L	FEI Co.	9,524
15,600		Gentex Corp.	223,080
600	@, L	Itron, Inc.	53,118
21,700		Jabil Circuit, Inc.	207,018
5,500		National Instruments Corp.	165,275
3,400	@, L	Plexus Corp.	70,380
800	@, L	Rofin-Sinar Technologies, Inc.	24,488
1,100		Technitrol, Inc.	16,269
3,200	@	Thermo Electron Corp.	176,000
6,200	@, L	Thomas & Betts Corp.	242,234
9,300	@, L	Trimble Navigation Ltd.	240,498
16,800		Tyco Electronics Ltd.	464,688
1,400	@, L	Varian, Inc.	60,060
10,400	@	Vishay Intertechnology, Inc.	68,848
3,300	L	Watts Water Technologies, Inc.	90,255
7,100		Woodward Governor Co.	250,417
			4,309,508
		Energy - Alternate Sources: 0.0%
2,900	@, L	VeraSun Energy Corp.	9,077
			9,077
		Engineering & Construction: 0.2%
8,100	@	Aecom Technology Corp.	197,964
7,500	@, L	EMCOR Group, Inc.	197,400
2,800		Granite Construction, Inc.	100,296
10,600		KBR, Inc.	161,862
			657,522
		Entertainment: 0.1%
9,600	@, L	DreamWorks Animation SKG, Inc.	301,920
2,000	L	International Speedway Corp.	77,820
200	L	Regal Entertainment Group	3,156
1,000	L	Speedway Motorsports, Inc.	19,480
300		Warner Music Group Corp.	2,280
			404,656
		Environmental Control: 0.8%
1,300	@, L	Clean Harbors, Inc.	87,815
12,200	L	Nalco Holding Co.	226,188
81,400		Waste Management, Inc.	2,563,286
			2,877,289
		Food: 1.6%
4,800		Del Monte Foods Co.	37,440
900	@, L	Fresh Del Monte Produce, Inc.	19,980
117,000		Kroger Co.	3,215,160
100	@, L	M&F Worldwide Corp.	4,000
1,900	L	Pilgrim’s Pride Corp.	4,731
89,800		Safeway, Inc.	2,130,056
11,700		Tyson Foods, Inc.	139,698
400	L	Weis Markets, Inc.	14,404
			5,565,469
		Forest Products & Paper: 0.0%
18,900	@	Domtar Corp.	86,940
2,500		MeadWestvaco Corp.	58,275
			145,215
		Gas: 0.1%
1,900		Laclede Group, Inc.	92,131
800		New Jersey Resources Corp.	28,712
600		South Jersey Industries, Inc.	21,420
1,400	L	Southwest Gas Corp.	42,364
3,100		WGL Holdings, Inc.	100,595
			285,222

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.3%
3,100	L	Baldor Electric Co.	$89,311
8,900	L	Kennametal, Inc.	241,368
3,900		Lincoln Electric Holdings, Inc.	250,809
900		Regal-Beloit Corp.	38,268
5,700		Snap-On, Inc.	300,162
3,400	L	Stanley Works	141,916
			1,061,834
		Healthcare - Products: 1.9%
3,200	@, L	American Medical Systems Holdings, Inc.	56,832
33,900	@	Boston Scientific Corp.	415,953
3,900	L	Hill-Rom Holdings, Inc.	118,209
80,700		Johnson & Johnson	5,590,896
3,800		Medtronic, Inc.	190,380
1,400	@, L	PSS World Medical, Inc.	27,300
2,400	@, L	Sirona Dental Systems, Inc.	55,872
3,200	L	Steris Corp.	120,256
			6,575,698
		Healthcare - Services: 2.1%
80,300		Aetna, Inc.	2,899,633
3,900	@, L	AMERIGROUP Corp.	98,436
2,800	@, L	Centene Corp.	57,428
2,700	@	Coventry Health Care, Inc.	87,885
10,400	@	Health Net, Inc.	245,440
4,400	@	Healthspring, Inc.	93,104
2,900	@	Kindred Healthcare, Inc.	79,953
3,400	@, L	LifePoint Hospitals, Inc.	109,276
3,100	@	Lincare Holdings, Inc.	93,279
1,200	@	Magellan Health Services, Inc.	49,272
200	@, L	Molina Healthcare, Inc.	6,200
24,209		UnitedHealth Group, Inc.	614,667
3,500		Universal Health Services, Inc.	196,105
700	@, L	WellCare Health Plans, Inc.	25,200
55,300	@	WellPoint, Inc.	2,586,381
			7,242,259
		Holding Companies - Diversified: 0.1%
6,500		Leucadia National Corp.	295,360
			295,360
		Home Builders: 0.2%
4,800	L	Centex Corp.	77,760
800	L	KB Home	15,744
14,000	L	Lennar Corp.	212,660
400	@, L	NVR, Inc.	228,800
7,100	L	Pulte Homes, Inc.	99,187
1,700		Ryland Group, Inc.	45,084
2,200	L	Thor Industries, Inc.	54,604
			733,839
		Home Furnishings: 0.0%
1,100	L	Tempur-Pedic International, Inc.	12,936
			12,936
		Household Products/Wares: 0.0%
2,000		American Greetings Corp.	30,580
3,600		Scotts Miracle-Gro Co.	85,104
			115,684
		Housewares: 0.0%
2,800		Toro Co.	115,640
			115,640
		Insurance: 4.5%
7,400		ACE Ltd.	400,562
3,200	L	Allied World Assurance Holdings Ltd.	113,664
10,200	L	American Financial Group, Inc.	300,900
100		American National Insurance	8,633
600		Amtrust Financial Services, Inc.	8,154
4,600	@	Arch Capital Group Ltd.	335,938
6,000		Aspen Insurance Holdings Ltd.	165,000
6,000		Assurant, Inc.	330,000
11,000		Axis Capital Holdings Ltd.	348,810
481	@	Berkshire Hathaway, Inc. - Class B	2,113,995
12,300	L	Brown & Brown, Inc.	265,926
65,500		Chubb Corp.	3,595,950
7,000		Cincinnati Financial Corp.	199,080
9,600	L	CNA Financial Corp.	251,904
3,400	@	Conseco, Inc.	11,968
600		Delphi Financial Group	16,824
2,400	L	Employers Holdings, Inc.	41,712
3,200	L	Endurance Specialty Holdings Ltd.	98,944
800		Everest Re Group Ltd.	69,224
18,100	L	Fidelity National Title Group, Inc.	266,070
700		First American Corp.	20,650
300	L	Flagstone Reinsurance Holdings Ltd.	3,081
18,200		Genworth Financial, Inc.	156,702
5,700		Hanover Insurance Group, Inc.	259,464
1,600		Harleysville Group, Inc.	60,480
9,400		HCC Insurance Holdings, Inc.	253,800

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
3,500	L	IPC Holdings Ltd.	$105,735
25,245		Loews Corp.	996,925
3,700	L	Max Re Capital Ltd.	85,951
2,000	L	Montpelier Re Holdings Ltd.	33,020
1,300		Nationwide Financial Services	64,129
600	@	Navigators Group, Inc.	34,800
7,100		Odyssey Re Holdings Corp.	310,980
1,600		OneBeacon Insurance Group Ltd.	33,840
4,600	L	PartnerRe Ltd.	313,214
4,300	@, L	Philadelphia Consolidated Holding Co.	251,851
600		Phoenix Cos., Inc.	5,544
3,100	L	Platinum Underwriters Holdings Ltd.	109,988
2,100	@, L	ProAssurance Corp.	117,600
7,500		Protective Life Corp.	213,825
100	L	Reinsurance Group of America, Inc. - Class A	5,400
3,200		RenaissanceRe Holdings Ltd.	166,400
1,300		RLI Corp.	80,717
3,600	L	Selective Insurance Group	82,512
5,800	L	Stancorp Financial Group, Inc.	301,600
400	L	State Auto Financial Corp.	11,628
500		Torchmark Corp.	29,900
1,100		Transatlantic Holdings, Inc.	59,785
26,500		Travelers Cos., Inc.	1,197,800
1,300		Unitrin, Inc.	32,422
17,700		UnumProvident Corp.	444,270
300	L	Validus Holdings Ltd.	6,975
100		White Mountains Insurance Group Ltd.	46,975
4,300	L	Willis Group Holdings Ltd.	138,718
12,700	L	WR Berkley Corp.	299,085
1,600	L	Zenith National Insurance Corp.	58,624
			15,337,648
		Internet: 2.1%
3,600	@, L	Avocent Corp.	73,656
2,000	@, L	Digital River, Inc.	64,800
2,600	@, L	Earthlink, Inc.	22,100
7,300	@	Expedia, Inc.	110,303
3,700	@	F5 Networks, Inc.	86,506
5,000	@	Google, Inc. - Class A	2,002,600
11,650	@, L	IAC/InterActiveCorp	201,545
3,900	@, L	j2 Global Communications, Inc.	91,065
28,800	@	Liberty Media Corp. - Interactive - Class A	371,808
3,900	@, L	NetFlix, Inc.	120,432
2,800	@, L	Priceline.com, Inc.	191,604
1,500	@, L	RealNetworks, Inc.	7,620
1,300	@	Sapient Corp.	9,659
2,600	@	Sohucom, Inc.	144,950
173,800	@	Symantec Corp.	3,403,004
13,600	@, L	TIBCO Software, Inc.	99,552
900	@	Valueclick, Inc.	9,207
			7,010,411
		Iron/Steel: 0.9%
8,500	L	AK Steel Holding Corp.	220,320
1,700		Carpenter Technology Corp.	43,605
55,400		Nucor Corp.	2,188,300
500	L	Olympic Steel, Inc.	14,745
5,500		Reliance Steel & Aluminum Co.	208,835
3,600	L	Schnitzer Steel Industries, Inc.	141,264
3,900		United States Steel Corp.	302,679
			3,119,748
		Leisure Time: 0.1%
7,800	L	Brunswick Corp.	99,762
8,100		Callaway Golf Co.	113,967
1,300	L	Carnival Corp.	45,955
3,180	@, L	Interval Leisure Group, Inc.	33,072
2,200	L	Polaris Industries, Inc.	100,078
			392,834
		Lodging: 0.1%
800	L	Boyd Gaming Corp.	7,488
16,900		Wyndham Worldwide Corp.	265,499
			272,987
		Machinery - Construction & Mining: 0.7%
42,100		Caterpillar, Inc.	2,509,160
			2,509,160
		Machinery - Diversified: 0.9%
3,700	L	Applied Industrial Technologies, Inc.	99,641
1,900	L	Cognex Corp.	38,304
36,900		Cummins, Inc.	1,613,268
5,700	@	Gardner Denver, Inc.	197,904
8,300		IDEX Corp.	257,466
800	@, L	Intermec, Inc.	15,712
3,900	L	Nordson Corp.	191,529
2,400	L	Robbins & Myers, Inc.	74,232
1,000		Roper Industries, Inc.	56,960

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
100		Sauer-Danfoss, Inc.	$2,469
4,400		Wabtec Corp.	225,412
5,200	@, L	Zebra Technologies Corp.	144,820
			2,917,717
		Media: 3.6%
11,600	L	Cablevision Systems Corp.	291,856
140,800	L	CBS Corp. - Class B	2,052,864
14,500		Comcast Corp. – Class A	284,635
2,900	@, L	Cox Radio, Inc.	30,624
106,700	@, L	DIRECTV Group, Inc.	2,792,339
8,700	L	Gannett Co., Inc.	147,117
500	@	Liberty Media Corp. - Capital Shares A	6,690
200	@	Mediacom Communications Corp.	1,184
4,000	L	Meredith Corp.	112,160
56,900		News Corp. - Class A	682,231
3,200	L	Scholastic Corp.	82,176
29,400	@, L	Time Warner Cable, Inc.	711,480
249,400	L	Time Warner, Inc.	3,269,634
4,800	@	Viacom - Class B	119,232
52,200		Walt Disney Co.	1,602,018
			12,186,240
		Metal Fabricate/Hardware: 0.1%
1,000		CIRCOR International, Inc.	43,430
3,100		Mueller Industries, Inc.	71,331
2,000	L	Mueller Water Products, Inc.	17,960
9,700		Timken Co.	274,995
5,200	L	Worthington Industries	77,688
			485,404
		Mining: 1.9%
89,900		Alcoa, Inc.	2,029,942
41,300		Freeport-McMoRan Copper & Gold, Inc.	2,347,905
1,600		Kaiser Aluminum Corp.	68,720
4,700		Newmont Mining Corp.	182,172
300	@, L	RTI International Metals, Inc.	5,868
92,000	L	Southern Copper Corp.	1,755,360
			6,389,967
		Miscellaneous Manufacturing: 4.2%
18,900		3M Co.	1,291,059
2,600	L	Acuity Brands, Inc.	108,576
100		Ameron International Corp.	7,165
2,100	L	AO Smith Corp.	82,299
1,000	L	Aptargroup, Inc.	39,110
2,600	L	Barnes Group, Inc.	52,572
4,500		Brink’s Co.	274,590
800	L	Carlisle Cos., Inc.	23,976
2,000	@, L	Ceradyne, Inc.	73,320
5,900		Cooper Industries Ltd.	235,705
900		Crane Co.	26,739
8,900		Dover Corp.	360,895
400	L	Eaton Corp.	22,472
1,400	@, L	EnPro Industries, Inc.	52,024
247,700		General Electric Co.	6,316,350
17,900		Honeywell International, Inc.	743,745
15,700		Illinois Tool Works, Inc.	697,865
31,300		Ingersoll-Rand Co.	975,621
1,800		Koppers Holdings, Inc.	67,338
37,600		Parker Hannifin Corp.	1,992,800
5,100		Pentair, Inc.	176,307
400		Teleflex, Inc.	25,396
2,400		Trinity Industries, Inc.	61,752
16,200		Tyco International Ltd.	567,324
			14,275,000
		Office Furnishings: 0.1%
4,100		Herman Miller, Inc.	100,327
2,700	L	HNI, Corp.	68,418
2,900		Interface, Inc.	32,973
7,500	L	Steelcase, Inc.	80,625
			282,343
		Office/Business Equipment: 0.7%
197,900		Xerox Corp.	2,281,787
			2,281,787
		Oil & Gas: 17.7%
58,300		Anadarko Petroleum Corp.	2,828,133
35,400		Apache Corp.	3,691,512
2,600	L	Berry Petroleum Co.	100,698
2,500	@, L	Bill Barrett Corp.	80,275
400	@, L	BPZ Energy, Inc.	6,880
20,100		Chesapeake Energy Corp.	720,786
100,294		Chevron Corp.	8,272,249
5,100	L	Cimarex Energy Co.	249,441
86,800		ConocoPhillips	6,358,100
1,700	@, L	Continental Resources, Inc.	66,691
200	@	CVR Energy, Inc.	1,704

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
3,700	@, L	Delta Petroleum Corp.	$50,246
11,900	@, L	Denbury Resources, Inc.	226,576
12,100		Devon Energy Corp.	1,103,520
191,500		ExxonMobil Corp.	14,871,890
5,800		Frontier Oil Corp.	106,836
5,900	@	Grey Wolf, Inc.	45,902
30,500		Hess Corp.	2,503,440
85,900		Marathon Oil Corp.	3,424,833
8,800	@, L	Mariner Energy, Inc.	180,400
16,100		Murphy Oil Corp.	1,032,654
9,000	@	Nabors Industries Ltd.	224,280
52,900		Noble Corp.	2,322,310
37,200		Noble Energy, Inc.	2,067,948
66,700		Occidental Petroleum Corp.	4,699,015
700	@, L	Parker Drilling Co.	5,614
11,300		Patterson-UTI Energy, Inc.	226,226
600	@	Pioneer Drilling Co.	7,980
6,500	@	Plains Exploration & Production Co.	228,540
3,900	@	Rosetta Resources, Inc.	71,604
2,181	@, L	Stone Energy Corp.	92,322
2,200	@, L	Swift Energy Co.	85,118
8,500	@, L	Transocean, Inc.	933,640
3,800	@	Unit Corp.	189,316
78,400		Valero Energy Corp.	2,375,520
6,500	L	W&T Offshore, Inc.	177,385
1,600	@	Whiting Petroleum Corp.	114,016
17,700		XTO Energy, Inc.	823,404
			60,567,004
		Oil & Gas Services: 0.9%
7,900	@	Dresser-Rand Group, Inc.	248,613
10,700		Halliburton Co.	346,573
5,000	@	Key Energy Services, Inc.	58,000
1,100		Lufkin Industries, Inc.	87,285
5,700	@, L	Oil States International, Inc.	201,495
26,600		Schlumberger Ltd.	2,077,194
1,100	@, L	SEACOR Holdings, Inc.	86,845
			3,106,005
		Packaging & Containers: 0.5%
600		Ball Corp.	23,694
10,000	@	Crown Holdings, Inc.	222,100
4,500		Greif, Inc.	295,290
7,200	@, L	Jefferson Smurfit Corp.	33,840
9,100	@	Owens-Illinois, Inc.	267,540
3,000		Rock-Tenn Co.	119,940
15,400	L	Sealed Air Corp.	338,646
700		Silgan Holdings, Inc.	35,763
9,500		Sonoco Products Co.	281,960
4,200	L	Temple-Inland, Inc.	64,092
			1,682,865
		Pharmaceuticals: 3.0%
10,800		Abbott Laboratories	621,864
3,500	@, L	Alpharma, Inc.	129,115
2,000		Cardinal Health, Inc.	98,560
31,000	L	Eli Lilly & Co.	1,364,930
600	@, L	Endo Pharmaceuticals Holdings, Inc.	12,000
1,900	@, L	HealthExtras, Inc.	49,628
6,100	L	Herbalife Ltd.	241,072
30,100	@	King Pharmaceuticals, Inc.	288,358
500	@, L	KV Pharmaceutical Co.	11,355
4,600		Medicis Pharmaceutical Corp.	68,586
71,900		Merck & Co., Inc.	2,269,164
3,400	@	NBTY, Inc.	100,368
2,600		Omnicare, Inc.	74,802
230,300		Pfizer, Inc.	4,246,732
14,500	@, L	Sepracor, Inc.	265,495
5,800	@, L	Warner Chilcott Ltd.	87,696
11,000	@	Watson Pharmaceuticals, Inc.	313,500
			10,243,225
		Pipelines: 0.4%
49,400		Spectra Energy Corp.	1,175,720
8,100		Williams Cos., Inc.	191,565
			1,367,285
		Retail: 4.9%
9,000	@, L	Aeropostale, Inc.	288,990
15,700		American Eagle Outfitters	239,425
4,100	@	AnnTaylor Stores Corp.	84,624
23,500	@, L	Autonation, Inc.	264,140
1,700	@, L	Autozone, Inc.	209,678
3,300	L	Barnes & Noble, Inc.	86,064
6,000		Bebe Stores, Inc.	58,620
64,200		Best Buy Co., Inc.	2,407,500
9,800	@, L	Big Lots, Inc.	272,734
3,000	L	Bob Evans Farms, Inc.	81,870

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
6,000		Brinker International, Inc.	$107,340
2,800		Casey’s General Stores, Inc.	84,476
2,200	L	Cash America International, Inc.	79,288
1,600	@, L	CEC Entertainment, Inc.	53,120
1,800	@, L	Childrens Place Retail Stores, Inc.	60,030
129	@	Chipotle Mexican Grill, Inc.	6,031
2,700	@	Copart, Inc.	102,600
10,200		CVS Caremark Corp.	343,332
7,000		Dillard’s, Inc.	82,600
9,000	@	Dollar Tree, Inc.	327,240
6,500	@, L	Dress Barn, Inc.	99,385
11,500		Foot Locker, Inc.	185,840
137,800	L	Gap, Inc.	2,450,084
2,300	@, L	Gymboree Corp.	81,650
7,600	@, L	Hanesbrands, Inc.	165,300
3,180	@, W, L	HSN, Inc.	35,012
2,600	@, L	Jack in the Box, Inc.	54,860
19,500	L	Limited Brands, Inc.	337,740
6,600		Liz Claiborne, Inc.	108,438
900		Longs Drug Stores Corp.	68,076
9,700		Macy’s, Inc.	174,406
15,600		McDonald’s Corp.	962,520
600	L	Men’s Wearhouse, Inc.	12,744
5,800	L	MSC Industrial Direct Co.	267,206
2,800	L	Nu Skin Enterprises, Inc.	45,416
22,600	@, L	Office Depot, Inc.	131,532
1,400		OfficeMax, Inc.	12,446
1,000	@, L	Papa John’s International, Inc.	27,160
6,100	L	Penske Auto Group, Inc.	69,967
600		Phillips-Van Heusen	22,746
13,700	L	RadioShack Corp.	236,736
1,500	L	Regis Corp.	41,250
9,500		Ross Stores, Inc.	349,695
10,800	@, L	Sally Beauty Holdings, Inc.	92,880
42,600	L	Staples, Inc.	958,500
900	L	Talbots, Inc.	11,790
60,900		TJX Cos., Inc.	1,858,668
3,100	@, L	Tractor Supply Co.	130,355
4,300	@, L	Urban Outfitters, Inc.	137,041
38,000		Wal-Mart Stores, Inc.	2,275,820
6,000	L	Williams-Sonoma, Inc.	97,080
900	@, L	Zale Corp.	22,500
			16,764,545
		Savings & Loans: 0.0%
100		Northwest Bancorp, Inc.	2,754
3,600	L	Provident Financial Services, Inc.	59,436
2,800	L	TFS Financial Corp.	35,056
			97,246
		Semiconductors: 4.6%
17,900		Altera Corp.	370,172
11,800	@, L	Amkor Technology, Inc.	75,166
14,000		Analog Devices, Inc.	368,900
180,200		Applied Materials, Inc.	2,726,426
29,000	@	Atmel Corp.	98,310
2,300	@, L	Cabot Microelectronics Corp.	73,784
7,500	@	Emulex Corp.	80,025
6,100	@, L	Entegris, Inc.	29,524
8,800	@	Fairchild Semiconductor International, Inc.	78,232
11,100	@	Integrated Device Technology, Inc.	86,358
305,800		Intel Corp.	5,727,634
13,300	L	Intersil Corp.	220,514
9,800	L	KLA-Tencor Corp.	310,170
12,000	L	Linear Technology Corp.	367,920
52,400	@, L	LSI Logic Corp.	280,864
27,900	@	Marvell Technology Group Ltd.	259,470
1,200	@, L	Microsemi Corp.	30,576
4,400	@, L	MKS Instruments, Inc.	87,604
6,400		National Semiconductor Corp.	110,144
5,500	@, L	Novellus Systems, Inc.	108,020
14,900	@, L	PMC - Sierra, Inc.	110,558
700	@, L	Power Integrations, Inc.	16,870
12,200	@, L	QLogic Corp.	187,392
6,700	@, L	Semtech Corp.	93,532
3,100	@	Silicon Laboratories, Inc.	95,170
25,500	@	Teradyne, Inc.	199,155
152,800		Texas Instruments, Inc.	3,285,200
900	@	Verigy Ltd.	14,652
7,800		Xilinx, Inc.	182,910
			15,675,252
		Software: 4.6%
8,000	@, L	Activision Blizzard, Inc.	123,440
3,700		Acxiom Corp.	46,398
200	@	American Reprographics Co.	3,450

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
1,000	@	Ansys, Inc.	$37,870
11,700	@, L	Autodesk, Inc.	392,535
1,000	@, L	Avid Technology, Inc.	24,060
300	@	BMC Software, Inc.	8,589
11,800		Broadridge Financial Solutions ADR	181,602
51,500		CA, Inc.	1,027,940
10,200	@, L	Check Point Software Technologies	231,948
5,600	@, L	Citrix Systems, Inc.	141,456
31,100	@	Compuware Corp.	301,359
2,000	@, L	Concur Technologies, Inc.	76,520
3,900	L	Fair Isaac Corp.	89,895
3,100		Fidelity National Information Services, Inc.	57,226
5,800	@	Informatica Corp.	75,342
15,900	@	Intuit, Inc.	502,599
4,800	@, L	Lawson Software, Inc.	33,600
800	@	Metavante Technologies, inc.	15,408
345,300		Microsoft Corp.	9,216,057
200	@	MicroStrategy, Inc.	11,906
3,100	@, L	Open Text Corp.	107,198
109,500	@	Oracle Corp.	2,223,945
4,400	@	Parametric Technology Corp.	80,960
2,200	@	Progress Software Corp.	57,178
4,600	@	Quest Software, Inc.	58,374
9,600	@, L	Sybase, Inc.	293,952
2,700	@, L	SYNNEX Corp.	60,318
6,800	@, L	Wind River Systems, Inc.	68,000
			15,549,125
		Telecommunications: 6.0%
1,100	@	3Com Corp.	2,563
4,200	L	Adtran, Inc.	81,858
12,300	@	Amdocs Ltd.	336,774
2,000	@, L	Anixter International, Inc.	119,020
173,900		AT&T, Inc.	4,855,288
6,200	@, L	Centennial Communications Corp.	38,688
2,300		CenturyTel, Inc.	84,295
2,400	@, L	Ciena Corp.	24,192
246,600	@	Cisco Systems, Inc.	5,563,296
3,400	@, L	Clearwire Corp. - Class A	40,392
1,100	@, L	Comtech Telecommunications	54,164
24,100		Corning, Inc.	376,924
5,420	@, L	EchoStar Holding Corp.	130,622
8,700		Embarq Corp.	352,785
5,800		Harris Corp.	267,960
3,100	@, L	InterDigital, Inc.	74,555
26,600	@, L	JDS Uniphase Corp.	225,036
1,300	@	Mastec, Inc.	17,277
10,500	@, L	MetroPCS Communications, Inc.	146,895
2,600	L	NTELOS Holdings Corp.	69,914
4,300		Plantronics, Inc.	96,836
7,300	@, L	Polycom, Inc.	168,849
5,500	@, L	Premier Global Services, Inc.	77,330
45,200		Qualcomm, Inc.	1,942,244
15,000	@, L	RF Micro Devices, Inc.	43,800
353,887	L	Sprint Nextel Corp.	2,158,711
5,500	@, L	Syniverse Holdings, Inc.	91,355
6,400	@, L	Tekelec	89,536
7,300		Telephone & Data Systems, Inc.	260,975
26,900	@	Tellabs, Inc.	109,214
2,000	@	US Cellular Corp.	93,840
74,000		Verizon Communications, Inc.	2,374,660
100	@	Viasat, Inc.	2,358
23,400		Windstream Corp.	255,996
			20,628,202
		Textiles: 0.0%
600	L	Unifirst Corp.	25,854
			25,854
		Toys/Games/Hobbies: 0.2%
9,500	L	Hasbro, Inc.	329,840
1,700	@, L	Marvel Entertainment, Inc.	58,038
11,500		Mattel, Inc.	207,460
			595,338
		Transportation: 1.3%
1,700	L	Alexander & Baldwin, Inc.	74,851
2,800	L	Arkansas Best Corp.	94,332
100	@, L	Bristow Group, Inc.	3,384
3,500		CSX Corp.	190,995
1,300	L	Excel Maritime Carriers Ltd.	19,604
1,800	@	Gulfmark Offshore, Inc.	80,784
3,000	L	Heartland Express, Inc.	46,560
3,000	@, L	HUB Group, Inc.	112,950
1,500	L	Nordic American Tanker Shipping	48,090
48,100		Norfolk Southern Corp.	3,184,701
200	@, L	Old Dominion Freight Line	5,668

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
3,800		Overseas Shipholding Group		$221,578
1,800		Pacer International, Inc.		29,646
3,300		Ryder System, Inc.		204,600
300	@, L	TBS International Ltd.		4,038
2,900		UTI Worldwide, Inc.		49,358
5,000		Werner Enterprises, Inc.		108,550
5,500	@, L	YRC Worldwide, Inc.		65,780
				4,545,469
		Trucking & Leasing: 0.0%
200	@, L	Amerco, Inc.		8,386
1,900		GATX Corp.		75,183
500	L	Textainer Group Holdings Ltd.		7,595
				91,164
		Water: 0.0%
100	@	Pico Holdings, Inc.		3,591
				3,591
		Total Common Stock (Cost $390,717,484)		334,954,483
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Regional Malls: 0.0%
7,200		General Growth Properties, Inc.		108,720
		Total Real Estate Investment Trusts (Cost $393,843)		108,720
		Total Long-Term Investments (Cost $391,111,327)		335,063,203
SHORT-TERM INVESTMENTS: 13.5%
		Affiliated Mutual Fund: 1.9%
6,576,053		ING Institutional Prime Money Market Fund - Class I		6,576,053
		Total Mutual Fund (Cost $6,576,053)		6,576,053

Principal Amount				Value
		Securities Lending Collateral(cc): 11.6%
$40,029,071		Bank of New York Mellon Corp. Institutional Cash Reserves		$39,571,502
		Total Securities Lending Collateral (Cost $40,029,071)		39,571,502
		Total Short-Term Investments (Cost $46,605,124)		46,147,555
		Total Investments in Securities
		(Cost $437,716,451)*	111.6%	$381,210,758
		Other Assets and Liabilities - Net	(11.6)	(39,572,112)
		Net Assets	100.0%	$341,638,646

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $439,684,487.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,094,450
		Gross Unrealized Depreciation		(62,568,179)
		Net Unrealized Depreciation		$(58,473,729)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$381,210,757	$—
Level 2 - Other Significant Observable Inputs	1	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$381,210,758	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 23.2%
			Aerospace/Defense: 0.0%
	$1,500,000	C	Goodrich Corp., 6.290%, due 07/01/16	$1,487,570
				1,487,570
			Agriculture: 0.1%
	2,400,000		Philip Morris International, Inc., 6.375%, due 05/16/38	2,117,611
	1,200,000	C, L	Reynolds American, Inc., 7.625%, due 06/01/16	1,193,123
				3,310,734
			Airlines: 0.1%
	1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,522,875
	140,999	C	United Air Lines, Inc., 9.350%, due 04/07/16	42,300
				1,565,175
			Auto Manufacturers: 0.4%
	3,000,000	C	DaimlerChrysler NA Holding Corp., 3.169%, due 03/13/09	2,989,305
	7,920,000		DaimlerChrysler NA Holding Corp., 6.820%, due 08/03/14	5,379,660
	3,635,250		Ford Motor Co., 5.490%, due 11/29/13	2,404,565
				10,773,530
			Banks: 8.7%
	4,800,000	#	ANZ National International Ltd., 6.200%, due 07/19/13	4,769,856
	2,900,000	L	Bank of America Corp., 6.000%, due 09/01/17	2,505,681
	29,300,000	C	Bank of America Corp., 8.000%, due 01/30/18	23,236,717
	29,100,000	C	Bank of America Corp., 8.125%, due 12/29/49	23,547,429
	9,700,000		Bank of America NA, 2.810%, due 02/27/09	9,670,842
	13,600,000		Bank of America NA, 3.099%, due 06/15/16	12,269,430
	4,300,000		Bank of America NA, 6.100%, due 06/15/17	3,805,186
	6,100,000		Bank of Ireland, 3.073%, due 12/19/08	6,090,435
	13,700,000		Bank of New York Mellon Corp., 3.194%, due 02/05/10	13,406,491
	2,900,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	2,701,811
	11,990,000	#, C, L	BNP Paribas, 5.186%, due 06/29/15	9,196,774
	16,800,000		Capital One Financial Corp., 3.097%, due 09/10/09	15,676,903
	4,700,000	#, C	Commonwealth Bank of Australia, 6.024%, due 03/29/49	3,952,080
	10,500,000	C	Deutsche Bank AG, 6.000%, due 09/01/17	9,936,780
	2,000,000	#	Glitnir Banki HF, 3.255%, due 01/18/12	1,523,402
	11,000,000		JPMorgan Chase Bank NA, 6.000%, due 10/01/17	10,099,452
	6,600,000		KeyBank NA, 5.061%, due 06/02/10	6,570,815
	27,900,000	#	National Australia Bank Ltd., 3.253%, due 02/08/10	27,877,903
	4,000,000	#	National Australia Bank Ltd., 5.350%, due 06/12/13	3,847,160
DKK	13,071,020		Nykredit Realkredit A/S, 5.000%, due 10/01/38	2,222,073
DKK	38,385,267		Nykredit Realkredit A/S, 5.000%, due 10/01/38	6,427,866
	$2,850,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	2,460,416
DKK	38,658,638		Realkredit Danmark A/S, 5.000%, due 01/01/38	6,495,381
DKK	13,047,258		Realkredit Danmark A/S, 5.000%, due 10/01/38	2,214,957
	$1,500,000	#, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,104,779
	3,900,000	#, C, L	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	2,910,902
	3,300,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	3,237,828
	2,900,000		UBS AG, 5.750%, due 04/25/18	2,526,718
	4,800,000		UBS AG, 5.875%, due 12/20/17	4,269,331
	6,800,000	#	Unicredit Luxembourg Finance SA, 2.846%, due 10/24/08	6,798,976
	600,000		Wachovia Bank NA - Old, 3.250%, due 03/23/09	564,578
	5,715,000		Wachovia Corp., 3.136%, due 10/28/15	2,658,207
	9,400,000		Wachovia Corp., 5.750%, due 02/01/18	7,063,517
	21,500,000	C	Wachovia Corp., 7.980%, due 02/08/49	8,997,535
	15,000,000	L	Wells Fargo & Co., 3.223%, due 01/29/10	14,961,360
				265,599,571
			Biotechnology: 0.6%
	18,900,000	C	Amgen, Inc., 6.150%, due 06/01/18	18,488,093
				18,488,093
			Building Materials: 0.1%
	4,100,000	#, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	3,844,238
				3,844,238
			Computers: 0.2%
	7,000,000	#, C	Dell, Inc., 5.650%, due 04/15/18	6,439,461
				6,439,461
			Diversified Financial Services: 8.0%
	9,300,000		American Express Co., 7.000%, due 03/19/18	8,221,544
	3,400,000		American Express Credit Corp., 5.875%, due 05/02/13	3,136,667
	5,000,000		American General Finance Corp., 6.900%, due 12/15/17	2,321,485
	8,000,000		Bear Stearns Cos, Inc., 7.250%, due 02/01/18	7,711,776
	3,500,000		Bear Stearns Cos., Inc., 2.901%, due 08/21/09	3,465,392
	9,100,000		Bear Stearns Cos., Inc., 3.029%, due 01/31/11	8,895,268
	15,200,000		Bear Stearns Cos., Inc., 3.061%, due 07/16/09	15,094,968
EUR	4,100,000		Bear Stearns Cos., Inc., 5.316%, due 09/26/13	5,379,160
	$1,300,000		Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,314,258
JPY	572,000,000		Citigroup, Inc., 0.800%, due 10/30/08	5,372,369
	$12,900,000		Citigroup, Inc., 5.500%, due 04/11/13	11,270,756
	900,000		Citigroup, Inc., 5.625%, due 08/27/12	776,396
	13,800,000		Citigroup, Inc., 6.000%, due 08/15/17	11,709,590
	13,300,000	C	Citigroup, Inc., 8.300%, due 12/21/57	9,931,097
	29,700,000	C	Citigroup, Inc., 8.400%, due 04/29/49	20,252,727
	900,000		Ford Motor Credit Co., 7.250%, due 10/25/11	572,650
JPY	24,000,000		General Electric Capital Corp., 0.550%, due 10/14/08	225,579
	$26,900,000		General Electric Capital Corp., 2.795%, due 10/24/08	26,902,023
	5,500,000		General Electric Capital Corp., 3.251%, due 02/01/11	5,444,692
	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	8,212,493

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$5,100,000		General Electric Capital Corp., 5.875%, due 01/14/38	$3,770,899
7,650,000		Goldman Sachs Group, Inc., 3.129%, due 07/23/09	7,253,156
2,200,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	1,817,981
1,100,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	916,219
14,300,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	11,991,322
15,300,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	10,238,745
3,000,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	2,740,332
1,400,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 10/22/08	182,000
10,600,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 01/24/13	1,378,000
2,400,000	±, L	Lehman Brothers Holdings, Inc., Discount Note, due 05/02/18	312,000
6,800,000		Merrill Lynch & Co., Inc., 2.839%, due 10/23/08	6,785,406
8,700,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	8,164,263
11,200,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	9,925,810
500,000		Morgan Stanley, 2.913%, due 02/09/09	435,789
7,400,000		Morgan Stanley, 4.904%, due 05/14/10	5,404,642
600,000	C, L	Morgan Stanley, 5.300%, due 03/01/13	412,453
3,000,000		Morgan Stanley, 5.950%, due 12/28/17	1,882,257
1,600,000	C	Morgan Stanley, 6.250%, due 08/28/17	993,538
5,800,000	#, C	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	5,415,373
1,000,000		SLM Corp., 2.960%, due 07/26/10	758,827
1,700,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	1,524,138
4,525,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	3,491,612
1,200,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	820,908
			242,826,560
		Electric: 0.2%
1,180,777	C	Midwest Generation, LLC, 8.300%, due 07/02/09	1,196,304
1,895,179		NRG Energy, Inc., 2.701%, due 02/01/13	1,674,601
3,869,394		NRG Energy, Inc., 4.196%, due 02/01/13	3,419,039
300,000	C	Ohio Power Co., 4.388%, due 04/05/10	294,398
			6,584,342
		Food: 0.1%
2,500,000		Kraft Foods, Inc., 6.125%, due 02/01/18	2,345,998
1,100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	1,015,714
			3,361,712
		Healthcare - Services: 0.4%
10,574,323		HCA, Inc., 5.050%, due 11/14/13	9,298,795
1,980,586		Health Management Associates, Inc., 4.550%, due 01/16/14	1,678,547
2,800,000	C	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,678,805
			13,656,147
		Holding Companies - Diversified: 0.1%
839,013		Nordic Telephone Co. APS, 6.386%, due 11/30/13	1,086,264
1,004,559		Nordic Telephone Co. APS, 6.640%, due 11/30/14	1,300,595
			2,386,859
		Home Builders: 0.1%
5,000,000	C	Lennar Corp., 5.950%, due 10/17/11	4,075,000
			4,075,000
		Insurance: 0.9%
11,100,000	C, L	Allstate Corp., 6.125%, due 05/15/37	8,159,199
11,400,000		American International Group, Inc., 5.850%, due 01/16/18	5,730,541
4,900,000	#	Pricoa Global Funding I, 2.896%, due 01/30/12	4,721,111
4,000,000	#	Pricoa Global Funding I, 3.969%, due 09/27/13	3,760,292
3,300,000		Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,292,931
700,000		Principal Life Income Funding Trusts, 5.550%, due 04/27/15	695,617
			26,359,691
		Lodging: 0.0%
700,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	668,500
			668,500
		Media: 0.1%
200,000	C, W	Echostar DBS Corp., 5.750%, due 10/01/08	200,012
2,000,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	1,845,000
1,977,500		UPC Broadband Holding BV, 6.513%, due 12/31/14	2,265,413
			4,310,425
		Oil & Gas: 0.4%
500,000	C	Conoco Funding Co., 6.350%, due 10/15/11	518,168
13,500,000		Gaz Capital for Gazprom, 8.625%, due 04/28/34	12,622,500
			13,140,668
		Packaging & Containers: 0.1%
2,200,000	#, C	Sealed Air Corp., 5.625%, due 07/15/13	2,162,776
			2,162,776
		Pipelines: 0.4%
625,000	C	El Paso Corp., 7.800%, due 08/01/31	529,698
11,300,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	10,082,775
1,300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	1,274,585
			11,887,058
		Real Estate: 0.1%
5,000,000	C	iStar Financial, Inc., 5.800%, due 03/15/11	2,551,210
			2,551,210
		Retail: 0.2%
5,800,000	C, L	Target Corp., 5.125%, due 01/15/13	5,825,746
			5,825,746
		Software: 0.6%
1,849,311		First Data Corp., 5.212%, due 09/24/14	1,588,867
1,874,649		First Data Corp., 5.231%, due 09/24/14	1,610,636
255,990		First Data Processing Corp., 5.550%, due 09/24/14	219,938
15,800,000	C	Oracle Corp., 5.750%, due 04/15/18	14,696,575
			18,116,016
		Stock Funds: 0.3%
10,100,000		Bank of Scotland, 2.756%, due 10/06/08	10,095,623
			10,095,623

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications: 0.7%
$450,000	+, C	AT&T Corp., 7.300%, due 11/15/11	$467,645
1,900,000	C	AT&T, Inc., 4.125%, due 09/15/09	1,885,427
3,300,000	C	AT&T, Inc., 4.950%, due 01/15/13	3,164,403
4,000,000	C, L	AT&T, Inc., 5.500%, due 02/01/18	3,568,360
2,300,000	C	AT&T, Inc., 6.300%, due 01/15/38	1,910,518
5,700,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	5,628,750
200,000	C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	188,000
600,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	522,000
950,000	C	Qwest Corp., 8.875%, due 03/15/12	935,750
2,500,000	C	Verizon Communications, Inc., 5.250%, due 04/15/13	2,412,000
			20,682,853
		Transportation: 0.2%
7,400,000	C, L	Union Pacific Corp., 5.700%, due 08/15/18	6,904,178
			6,904,178
		Total Corporate Bonds/Notes (Cost $831,163,809)	707,103,736

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.5%
		Federal Home Loan Mortgage Corporation##: 11.2%
15,410,146	C	2.718%, due 02/15/19	15,024,125
88,082	C	2.838%, due 12/15/29	86,867
203,057	C	3.500%, due 07/15/32	195,025
248,496	C	4.000%, due 06/15/22	248,608
1,381,487	C	4.278%, due 10/25/44	1,333,468
9,474,671		4.500%, due 07/01/14	9,368,650
3,229,402	C	4.500%, due 06/15/17	3,240,124
3,404,414	C	4.500%, due 10/15/19	3,414,428
4,986,642	C	4.500%, due 02/15/20	4,992,353
2,579,559	C	4.500%, due 05/15/24	2,583,002
5,155,496	C	4.500%, due 12/15/27	5,154,371
12,799,562		4.692%, due 06/01/35	13,063,787
220,507	C	5.000%, due 09/15/16	221,958
2,800,000		5.000%, due 12/14/18	2,637,023
9,896,243	C	5.000%, due 12/15/23	9,945,437
2,686,506	C	5.000%, due 03/15/26	2,701,766
4,171,333	C	5.000%, due 05/15/26	4,209,137
8,534,519	C	5.000%, due 11/15/26	8,582,820
794,770		5.000%, due 11/01/36	775,552
1,196,266		5.000%, due 01/01/37	1,167,340
930,240		5.134%, due 03/01/35	928,790
5,662,598		5.300%, due 09/01/35	5,693,176
628,419	C	5.500%, due 03/15/17	640,331
1,919,225		5.500%, due 09/01/19	1,942,633
1,039,653		5.500%, due 03/01/23	1,043,262
52,000,000	W	5.500%, due 10/15/35	51,670,939
6,391,266		5.500%, due 06/01/36	6,371,384
92,533,283		5.500%, due 09/01/37	92,129,763
1,999,999		5.500%, due 01/01/38	1,991,278
1,184,671		5.500%, due 02/01/38	1,179,504
7,678,169		5.500%, due 04/01/38	7,644,686
9,008,367		5.500%, due 05/01/38	8,969,084
958,322		5.500%, due 06/01/38	954,143
2,989,723		5.500%, due 08/01/38	2,976,685
6,000,000		5.500%, due 09/01/38	5,973,835
68,035		5.836%, due 11/01/31	69,761
50,027		5.860%, due 06/01/24	51,279
1,218,883		6.000%, due 01/01/22	1,245,663
1,603,221		6.000%, due 03/01/22	1,637,175
3,704,703		6.000%, due 10/01/22	3,783,163
5,891,104		6.000%, due 08/01/26	5,988,457
14,537,496		6.000%, due 09/01/27	14,772,713
176,702		6.000%, due 05/01/35	179,733
4,772,998		6.000%, due 09/01/37	4,836,977
26,223,922		6.000%, due 12/01/37	26,575,437
301,924		6.000%, due 07/01/38	305,971
98,708		6.000%, due 08/01/38	100,031
1,500,620		6.247%, due 01/01/29	1,528,176
49,778		6.500%, due 07/01/19	51,682
882,819	C	6.500%, due 02/25/43	903,070
71,726	C	8.250%, due 08/15/21	77,078
			341,161,700
		Federal National Mortgage Association##: 61.0%
19,500,000		3.407%, due 10/27/37	17,961,450
250,047		3.707%, due 03/25/17	248,116
2,250,640		3.740%, due 08/01/35	2,290,266
2,421,061		4.000%, due 05/01/13	2,421,766
3,322,582		4.000%, due 09/01/13	3,323,550
4,867,611		4.000%, due 07/01/15	4,869,028
360,334		4.107%, due 04/25/32	359,663
556,586		4.278%, due 08/01/42	555,273
842,104		4.278%, due 10/01/44	839,977
89,635		4.323%, due 05/01/36	89,743
73,461		4.500%, due 05/01/13	74,132
83,952		4.500%, due 07/01/13	84,719
5,539,835		4.500%, due 04/25/16	5,552,619
293,461		4.500%, due 04/25/17	294,205
6,358,972		4.503%, due 11/01/34	6,410,290
2,465,581		4.567%, due 10/01/35	2,490,805

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$5,377,017		4.721%, due 07/01/35	$5,392,671
2,300,758		4.804%, due 10/01/35	2,337,173
2,281,363		4.842%, due 02/01/34	2,298,634
5,300,000	L	4.875%, due 06/13/18	5,381,959
4,126,949		4.936%, due 10/01/35	4,143,827
1,498,429		5.000%, due 11/01/12	1,531,185
145,829		5.000%, due 05/01/18	146,332
3,500,000	W	5.000%, due 10/15/18	3,475,392
685,701		5.000%, due 12/01/18	688,064
449,973		5.000%, due 02/01/19	451,166
112,369		5.000%, due 07/01/19	112,405
126,186		5.000%, due 07/25/19	126,750
372,424		5.000%, due 08/01/19	372,544
543,029		5.000%, due 10/01/19	543,204
526,242		5.000%, due 11/01/19	526,411
1,752,228		5.000%, due 12/01/19	1,752,791
421,544		5.000%, due 02/01/20	420,362
348,235		5.000%, due 04/01/20	347,259
13,792,489		5.000%, due 08/01/20	13,753,825
999,426		5.000%, due 09/01/20	996,624
5,626,224		5.000%, due 10/01/20	5,610,452
2,658,430		5.000%, due 11/01/20	2,650,977
953,422		5.000%, due 02/01/22	947,865
149,053		5.000%, due 03/01/22	148,185
206,051		5.000%, due 04/01/22	204,850
1,070,847		5.000%, due 05/01/22	1,064,605
150,630		5.000%, due 06/01/22	149,752
943,638		5.000%, due 08/01/22	938,138
4,785,284		5.000%, due 04/01/23	4,757,394
34,499,980		5.000%, due 05/01/23	34,295,453
11,999,998		5.000%, due 07/01/23	11,928,858
105,500,000	W	5.000%, due 10/15/33	102,813,017
381,026		5.000%, due 07/01/35	371,932
3,682,941		5.000%, due 08/01/35	3,595,035
133,280		5.000%, due 09/01/35	130,099
51,697		5.000%, due 10/01/35	50,463
4,270,297		5.000%, due 02/01/36	4,168,372
66,787,417		5.000%, due 03/01/36	65,193,310
47,732		5.000%, due 02/01/37	46,553
988,961		5.000%, due 04/01/37	964,528
1,227,729		5.000%, due 05/01/37	1,197,406
957,402		5.000%, due 07/01/37	933,749
53,000,000	W	5.000%, due 11/15/37	51,505,236
4,857,910		5.000%, due 01/01/38	4,737,891
2,088,725		5.000%, due 02/01/38	2,036,918
42,219,909		5.000%, due 03/01/38	41,172,696
7,120,321		5.000%, due 04/01/38	6,943,695
458,674		5.000%, due 05/01/38	447,296
3,115,877		5.001%, due 09/01/34	3,140,967
685,584		5.168%, due 12/01/36	687,332
74,938		5.500%, due 01/01/14	76,367
67,918		5.500%, due 12/01/14	69,192
14,823		5.500%, due 06/01/16	15,105
137,507		5.500%, due 03/01/17	140,001
126,714		5.500%, due 01/01/18	129,012
12,489,743		5.500%, due 04/01/22	12,604,294
1,456,388		5.500%, due 06/01/23	1,463,233
2,065,684		5.500%, due 02/01/24	2,075,392
131,772		5.500%, due 01/01/32	131,897
426,542		5.500%, due 10/01/32	426,948
1,005,070		5.500%, due 01/01/33	1,005,881
6,810,539		5.500%, due 02/01/33	6,813,087
14,902		5.500%, due 04/01/33	14,907
5,207,348		5.500%, due 05/01/33	5,209,049
1,291,601		5.500%, due 10/01/33	1,292,022
952,731		5.500%, due 11/01/33	953,042
19,000,000	W	5.500%, due 11/13/33	18,913,911
7,762,443		5.500%, due 12/01/33	7,764,979
1,058,706		5.500%, due 01/01/34	1,058,445
10,151,922		5.500%, due 09/01/34	10,145,721
4,591,050		5.500%, due 11/01/34	4,588,246
1,473,164		5.500%, due 12/01/34	1,472,265
2,961,550		5.500%, due 01/01/35	2,959,176
42,271,155		5.500%, due 02/01/35	42,244,019
14,779,867		5.500%, due 03/01/35	14,767,137
3,508,217		5.500%, due 04/01/35	3,506,070
777,269		5.500%, due 05/01/35	776,308
8,206,362		5.500%, due 06/01/35	8,196,221
13,943,229		5.500%, due 07/01/35	13,927,330
23,621,025		5.500%, due 08/01/35	23,591,832
31,962,850		5.500%, due 09/01/35	31,923,351
387,687		5.500%, due 10/01/35	387,208
110,500,000	W	5.500%, due 10/15/35	110,206,512
837,151		5.500%, due 11/01/35	836,116
5,451,411		5.500%, due 12/01/35	5,444,675
557,694		5.500%, due 01/01/36	557,004
32,627		5.500%, due 02/01/36	32,572
24,041,096		5.500%, due 03/01/36	24,010,939
2,211,833		5.500%, due 04/01/36	2,208,063

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$865,863		5.500%, due 05/01/36	$864,387
354,565		5.500%, due 06/01/36	353,961
1,920,727		5.500%, due 08/01/36	1,917,453
8,554,998		5.500%, due 11/01/36	8,540,414
7,270,659		5.500%, due 12/01/36	7,258,265
12,153,372		5.500%, due 01/01/37	12,132,336
9,696,210		5.500%, due 02/01/37	9,679,402
45,594,749		5.500%, due 03/01/37	45,516,221
26,603,355		5.500%, due 04/01/37	26,556,526
34,239,319		5.500%, due 05/01/37	34,178,956
30,259,372		5.500%, due 06/01/37	30,206,088
36,110,179		5.500%, due 07/01/37	36,046,597
7,624,373		5.500%, due 08/01/37	7,610,947
8,840,317		5.500%, due 09/01/37	8,824,752
6,343,503		5.500%, due 10/01/37	6,332,333
12,395,512		5.500%, due 11/01/37	12,373,384
51,674,606		5.500%, due 12/01/37	51,582,954
11,687,749		5.500%, due 01/01/38	11,667,171
26,553,851		5.500%, due 02/01/38	26,504,732
998,876		5.500%, due 03/01/38	997,017
4,324,770		5.500%, due 06/01/38	4,317,155
521,432		5.500%, due 07/01/38	520,462
998,762		5.500%, due 08/01/38	996,903
3,894,326		6.000%, due 06/01/22	3,978,530
404,093		6.000%, due 09/01/22	412,831
437,787		6.000%, due 10/01/22	447,253
898,451		6.000%, due 01/01/23	917,877
13,026,213		6.000%, due 12/01/26	13,243,396
13,622,354		6.000%, due 08/01/27	13,850,661
14,750,602		6.000%, due 09/01/27	14,997,819
14,376,126		6.000%, due 10/01/27	14,617,066
29,542,492		6.000%, due 11/01/27	30,037,618
66,425		6.000%, due 10/01/34	67,502
65,265		6.000%, due 11/01/34	66,323
314,039		6.000%, due 07/01/35	318,593
1,980,992		6.000%, due 02/01/36	2,009,093
907,386		6.000%, due 04/01/36	920,257
732,677		6.000%, due 05/01/36	743,071
901,814		6.000%, due 06/01/36	914,607
1,176,242		6.000%, due 07/01/36	1,192,927
21,170,605		6.000%, due 08/01/36	21,470,922
3,237,085		6.000%, due 09/01/36	3,283,005
6,847,684		6.000%, due 10/01/36	6,945,413
1,700,635		6.000%, due 11/01/36	1,724,759
1,276,252		6.000%, due 12/01/36	1,294,356
5,499,139		6.000%, due 01/01/37	5,577,148
700,000		6.000%, due 02/01/37	709,929
1,825,150		6.000%, due 03/01/37	1,851,025
2,334,226		6.000%, due 04/01/37	2,367,207
4,788,188		6.000%, due 05/01/37	4,855,893
8,156,742		6.000%, due 06/01/37	8,271,993
1,736,320		6.000%, due 07/01/37	1,760,852
9,760,377		6.000%, due 08/01/37	9,898,286
2,545,691		6.000%, due 09/01/37	2,581,661
50,400,277		6.000%, due 10/01/37	51,112,399
11,465,567		6.000%, due 11/01/37	11,627,568
12,559,666		6.000%, due 12/01/37	12,737,127
7,767,097		6.000%, due 01/01/38	7,876,842
4,795,489		6.000%, due 02/01/38	4,862,928
4,007,990		6.000%, due 03/01/38	4,064,405
282,900,000	W	6.000%, due 03/25/38	286,568,930
1,474,882		6.000%, due 04/01/38	1,495,573
101,421,478		6.000%, due 05/01/38	102,782,502
8,063,462		6.000%, due 06/01/38	8,176,586
8,103,135		6.000%, due 07/01/38	8,216,816
1,514,084		6.000%, due 09/01/38	1,535,326
6,109		6.500%, due 11/01/15	6,350
80,435		6.500%, due 09/01/16	83,643
51,071		6.500%, due 02/01/17	53,102
8,430		6.500%, due 03/01/17	8,764
111,100		6.500%, due 04/01/17	115,495
978		6.500%, due 06/01/29	1,012
20,000,000		6.500%, due 10/01/31	20,509,380
128,543		6.500%, due 04/01/32	132,837
461,755		6.500%, due 07/01/36	474,005
950,932		6.500%, due 09/01/36	976,308
939,940		6.500%, due 10/01/36	965,023
2,791,523		6.500%, due 11/01/36	2,866,016
950,167		6.500%, due 12/01/36	975,523
2,707,657		6.500%, due 09/01/37	2,779,759
1,785,867		6.500%, due 01/01/38	1,833,424
45,790		6.500%, due 03/01/38	47,009
3,742,763		6.500%, due 06/17/38	3,867,853
			1,860,493,527
		Government National Mortgage Association: 0.3%
339,026		5.125%, due 10/20/29	340,156
338,598		5.375%, due 01/20/27	341,194
182,333		5.375%, due 05/20/29	183,581
149,930		5.375%, due 04/20/30	151,982

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association (continued)
$379,994		5.625%, due 08/20/27	$384,648
616,541		6.000%, due 06/15/37	626,240
247,859		6.000%, due 08/15/37	251,935
1,945,046		6.000%, due 12/15/37	1,977,037
1,093,586		6.000%, due 01/15/38	1,111,573
979,087		6.000%, due 02/15/38	995,192
998,977		6.000%, due 04/15/38	1,015,408
1,998,117		6.000%, due 07/15/38	2,029,806
			9,408,752
		Total U.S. Government Agency Obligations (Cost $2,204,400,719)	2,211,063,979
U.S. TREASURY OBLIGATIONS: 7.0%
		U.S. Treasury Notes: 4.6%
68,500,000		2.125%, due 04/30/10	68,847,912
11,400,000		3.125%, due 11/30/09	11,567,443
59,900,000		3.250%, due 12/31/09	60,910,872
			141,326,227
		Treasury Inflation Indexed Protected Securities(ip): 2.4%
6,400,000	L	1.750%, due 01/15/28	5,864,612
41,000,000		2.000%, due 07/15/14	47,739,904
7,100,000		2.000%, due 01/15/16	7,775,827
11,100,000		2.625%, due 07/15/17	12,135,807
			73,516,150
		Total U.S. Treasury Obligations (Cost $215,249,560)	214,842,377
ASSET-BACKED SECURITIES: 6.7%
		Automobile Asset-Backed Securities: 2.1%
5,582,370	C	Ford Credit Auto Owner Trust, 3.088%, due 07/15/10	5,576,853
25,000,000	C	Ford Credit Auto Owner Trust, 3.388%, due 01/15/11	24,613,275
19,300,000	C	Ford Credit Auto Owner Trust, 3.688%, due 12/15/10	19,168,135
15,300,000	C	Ford Credit Auto Owner Trust, 3.908%, due 06/15/12	14,778,851
			64,137,114
		Credit Card Asset-Backed Securities: 1.0%
3,300,000	C	BA Credit Card Trust, 3.068%, due 04/15/13	3,229,882
28,300,000	C	Chase Issuance Trust, 4.319%, due 09/15/15	28,229,250
			31,459,132
		Home Equity Asset-Backed Securities: 0.1%
169,943	C	ACE Securities Corp., 3.357%, due 12/25/35	166,654
621,785	C	Argent Securities, Inc., 3.257%, due 10/25/36	608,165
2,077,345	C	MASTR Asset-Backed Securities Trust, 3.257%, due 11/25/36	2,008,197
279,774	C	New Century Home Equity Loan Trust, 3.467%, due 06/25/35	247,201
1,002,714	C	Option One Mortgage Loan Trust, 3.257%, due 01/25/37	965,742
204,425	C	Renaissance Home Equity Loan Trust, 3.647%, due 08/25/33	159,966
257,509	C	Securitized Asset-Backed Receivables, LLC Trust, 3.287%, due 11/25/36	248,021
			4,403,946
		Other Asset-Backed Securities: 3.4%
1,680,143	C	Bear Stearns Asset-Backed Securities, Inc., 3.317%, due 11/25/36	1,430,491
642,039	C	Bear Stearns Asset-Backed Securities, Inc., 3.287%, due 10/25/36	616,679
5,611,441	C	Bear Stearns Asset-Backed Securities, Inc., 5.437%, due 10/25/36	4,088,082
41,151	C	Citigroup Mortgage Loan Trust, Inc., 3.257%, due 11/25/36	40,820
2,230,300	C	Countrywide Asset-Backed Certificates, 3.257%, due 05/25/47	2,147,324
251,229	C	Credit-Based Asset Servicing and Securitization, LLC, 3.267%, due 11/25/36	241,373
244,355	C	First Franklin Mortgage Loan Asset-Backed Certificates, 3.257%, due 11/25/36	229,944
1,057,931	C	GSAMP Trust, 3.277%, due 12/25/36	974,681
174,449	C	Indymac Residential Asset-Backed Trust, 3.267%, due 04/25/37	170,197
1,140,874	C	Lehman XS Trust, 3.277%, due 05/25/46	1,105,479
175,518	C	Morgan Stanley Capital I, 3.247%, due 10/25/36	170,911
990,210	C	Securitized Asset-Backed Receivables, LLC Trust, 3.267%, due 12/25/36	916,678
21,229,474	C	Small Business Administration, 5.160%, due 02/01/28	20,914,573
2,138,265	C	Small Business Administration, 5.290%, due 12/01/27	2,109,558
16,579,727	C	Small Business Administration, 5.471%, due 03/10/18	16,348,936
23,781,727	C	Small Business Administration, 5.490%, due 03/01/28	23,735,747
23,721,802	C	Small Business Administration, 5.902%, due 02/10/18	23,819,180
2,035,862	C	Specialty Underwriting & Residential Finance, 3.267%, due 01/25/38	1,881,009
2,638,106	C	Structured Asset Securities Corp., 3.257%, due 10/25/36	2,504,861
			103,446,523
		Total Asset-Backed Securities (Cost $207,713,343)	203,446,715
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.6%
1,700,993	C	Adjustable Rate Mortgage Trust, 4.577%, due 05/25/35	1,591,721
2,269,931	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	1,525,559
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	4,375,585
3,500,000	C	Banc of America Commercial Mortgage, Inc., 5.929%, due 05/10/45	3,175,468
3,426,059	C	Banc of America Funding Corp., 4.135%, due 05/25/35	2,920,843
463,095	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	435,407
1,479,289	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,340,714
10,908,072	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	9,841,351
2,665,854	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	2,618,916
228,543	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.837%, due 01/25/34	214,333
1,817,863	C	Bear Stearns Alternative-A Trust, 5.370%, due 05/25/35	1,546,201
1,482,384	C	Bear Stearns Alternative-A Trust, 5.504%, due 09/25/35	1,195,856
2,654,277	C	Bear Stearns Alternative-A Trust, 5.775%, due 11/25/36	1,721,764
4,496,830	C	Bear Stearns Alternative-A Trust, 5.787%, due 11/25/36	3,017,477
400,000	C	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	336,279

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,071,336	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	$980,156
3,000,000	C	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,605,159
5,485,215	C, ^	Countrywide Alternative Loan Trust, 1.793%, due 05/25/35	232,245
463,543	C	Countrywide Alternative Loan Trust, 3.398%, due 11/20/35	445,751
904,841	C	Countrywide Home Loan Mortgage Pass-through Trust, 3.527%, due 03/25/35	539,343
4,787,437	#, C	Countrywide Home Loan Mortgage Pass-through Trust, 3.547%, due 06/25/35	4,021,356
140,152	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	140,141
15,500,000	C	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	13,164,820
502,958	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 3.287%, due 02/25/37	475,487
879,071	C	Downey Savings & Loan Association Mortgage Loan Trust, 5.205%, due 07/19/44	721,778
717,516		Fannie Mae, 5.000%, due 01/25/17	723,521
525,318		Federal Housing Administration, 8.175%, due 03/01/27	527,498
58,126,187	C, ^	First Horizon Alternative Mortgage Securities, 1.493%, due 01/25/36	2,284,714
894,693	C	First Horizon Alternative Mortgage Securities, 4.245%, due 03/25/35	561,513
2,741,019	C	Freddie Mac, 4.478%, due 07/25/44	2,498,280
1,082,145	C	GMAC Mortgage Corp. Loan Trust, 5.295%, due 11/19/35	938,066
1,366,876	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,354,365
306,976	C	Greenpoint Mortgage Funding Trust, 3.287%, due 01/25/47	291,714
1,300,000	C, L	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,101,845
3,500,000	C	GS Mortgage Securities Corp. II, 5.993%, due 08/10/45	2,997,170
3,407,408	C	GSR Mortgage Loan Trust, 4.539%, due 09/25/35	2,916,706
56,856	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	55,648
5,272,493	C	Harborview Mortgage Loan Trust, 3.220%, due 01/19/38	3,186,795
4,795,214	C	Harborview Mortgage Loan Trust, 3.270%, due 03/19/37	2,958,121
1,300,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	1,111,438
600,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	500,056
658,762	C	Lehman XS Trust, 3.287%, due 07/25/46	647,465
1,635,531	C	Merrill Lynch Mortgage Investors, Inc., 3.417%, due 02/25/36	1,329,412
8,870,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	7,432,550
2,700,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	2,271,374
19,300,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.156%, due 08/12/49	16,805,552
467,792	C	MLCC Mortgage Investors, Inc., 3.457%, due 11/25/35	423,709
3,790,000	C	Morgan Stanely Capital I, 6.077%, due 06/11/49	3,289,969
800,000	C	Morgan Stanley Capital I, 5.544%, due 11/12/49	618,751
21,700,000	C	Morgan Stanley Capital I, 5.809%, due 12/12/49	18,541,682
77,460	#, C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	76,251
701,355	C	Residential Accredit Loans, Inc., 3.607%, due 03/25/33	651,624
1,401,722	C	Residential Accredit Loans, Inc., 4.215%, due 09/25/45	917,682
464,411	C	Residential Asset Securitization Trust, 3.607%, due 05/25/33	423,519
110,709	C	Sequoia Mortgage Trust, 3.538%, due 07/20/33	91,650
848,629	C	SLM Student Loan Trust, 3.050%, due 07/25/13	845,948
1,342,530	C	SLM Student Loan Trust, 3.100%, due 01/25/15	1,334,768
2,600,000	C	SLM Student Loan Trust, 3.300%, due 10/25/17	2,466,344
22,800,000	C	SLM Student Loan Trust, 3.480%, due 07/25/13	22,783,563
30,300,000	C	SLM Student Loan Trust, 4.173%, due 04/25/23	30,413,625
1,795,147	C	Structured Asset Mortgage Investments, Inc., 3.280%, due 07/19/35	1,550,009
288,516	C	Structured Asset Mortgage Investments, Inc., 3.307%, due 09/25/47	275,336
4,377,779	C	Structured Asset Mortgage Investments, Inc., 3.427%, due 05/25/36	2,699,520
2,294,901	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	2,284,505
6,027,188	C	Thornburg Mortgage Securities Trust, 3.307%, due 03/25/37	5,667,659
4,682,560	C	Thornburg Mortgage Securities Trust, 3.317%, due 11/25/46	4,492,347
4,597,285	#	Wachovia Bank Commercial Mortgage Trust, 2.578%, due 09/15/21	4,200,281
1,800,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,502,004
868,149	C	Washington Mutual Mortgage Pass-through Certificates, 3.517%, due 01/25/45	579,937
2,118,300	C	Washington Mutual Mortgage Pass-through Certificates, 3.747%, due 12/25/27	1,825,098
393,353	C	Washington Mutual Mortgage Pass-through Certificates, 3.948%, due 02/27/34	371,757
289,359	C	Washington Mutual Mortgage Pass-through Certificates, 4.198%, due 10/25/46	179,690
100,331	C	Washington Mutual Mortgage Pass-through Certificates, 4.255%, due 06/25/42	91,272
109,852	C	Washington Mutual Mortgage Pass-through Certificates, 4.255%, due 08/25/42	98,290
4,230,783	C	Washington Mutual Mortgage Pass-through Certificates, 4.329%, due 08/25/46	3,058,029
830,484	C	Wells Fargo Mortgage-Backed Securities Trust, 4.109%, due 12/25/34	768,253
5,900,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.336%, due 07/25/35	5,477,336
555,055	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	540,564
377,087	C	Wells Fargo Mortgage-Backed Securities Trust, 4.689%, due 05/25/35	339,904
		Total Collateralized Mortgage Obligations (Cost $251,548,023)	230,558,389
MUNICIPAL BONDS: 1.3%
		Alaska: 0.2%
12,000,000	C	Northern TOB Securitization Corp., 5.000%, due 06/01/46	7,598,880
			7,598,880
		Arkansas: 0.1%
3,050,000	C	University of Arkansas, 5.000%, due 11/01/37	2,760,281
			2,760,281
		California: 0.2%
6,700,000	C	Los Angeles Unified School District, 4.500%, due 07/01/22	6,239,643
1,800,000	C	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,208,556
			7,448,199
		Connecticut: 0.4%
11,000,000	C	State of Connecticut, 5.850%, due 03/15/32	11,388,080
			11,388,080
		Illinois: 0.3%
8,700,000	C	Chicago Transit Authority, 6.899%, due 12/01/40	9,059,832
700,000	C	Chicago Transit Authority, 6.300%, due 12/01/21	713,482
570,000	C	City of Chicago, 5.000%, due 01/01/35	526,144
			10,299,458
		Lousiana: 0.0%
870,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	723,544
			723,544

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
			Wisconsin: 0.0%
	$865,000	C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	$873,529
				873,529
			Total Municipal Bonds (Cost $43,019,918)	41,091,971
OTHER BONDS: 0.9%
			Foreign Government Bonds: 0.9%
2,400,000		#	Export-Import Bank of China, 4.875%, due 07/21/15	2,248,286
BRL	32,600,000		Federative Republic of Brazil, 10.250%, due 01/10/28	15,135,898
	$750,000		Panama Government International Bond, 8.875%, due 09/30/27	911,250
BRL	16,300,000		Republic of Brazil, 12.500%, due 01/05/22	8,887,093
	$975,000		Republic of South Africa, 5.875%, due 05/30/22	832,475
180,000			South Africa Government International Bond, 6.500%, due 06/02/14	176,850
100,000			Ukraine Government International Bond, 6.875%, due 03/04/11	84,500
200,000			Ukraine Government International Bond, 7.650%, due 06/11/13	167,000
			Total Other Bonds (Cost $34,208,886)	28,443,352

Shares				Value
PREFERRED STOCK: 0.6%
			Banks: 0.6%
16,000			Bank of America Corp.	$13,408,000
12,000			Wachovia Corp.	4,620,000
			Total Preferred Stock (Cost $28,000,000)	18,028,000

# of Contracts		Notional Amount		Value in $
POSITIONS IN PURCHASED OPTIONS: 0.3%
			Options on Exchange-Traded Futures Contracts: 0.0%
5,182			Put Option CME
			90-Day Eurodollar Future 03/09
			Strike @ $93.00-Exp 03/16/09	32,388
				32,388
			Foreign Currency Options: 0.0%
		$11,400,000	Call Option OTC - Credit Suisse
			USD vs JPY
			Strike @ 104-Exp 03/17/10	483,998
		2,100,000	Call Option OTC - JPMorgan Chase
			USD vs JPY
			Strike @ 104-Exp 03/17/10	89,149
		11,400,000	Put Option OTC - Credit Suisse
			USD vs JPY
			Strike @ 104-Exp 03/17/10	711,246
		2,100,000	Put Option OTC - JPMorgan Chase
			USD vs JPY
			Strike @ 104-Exp 03/17/10	131,011
				1,415,404
			Fixed Income Options: 0.1%
		203,000,000	Put Option OTC - Credit Suisse
			FNMA 5.000% 30-Year October TBA
			Strike @ $70.000-Exp 10/07/08	—
		77,000,000	Put Option OTC - Credit Suisse
			FNMA 5.500% 30-Year October TBA
			Strike @ $78.000-Exp 10/07/08	—
		85,600,000	Put Option OTC - Credit Suisse
			FNMA 6.000% 30-Year October TBA
			Strike @ $85.000-Exp 10/07/08	—
		18,000,000	Put Option OTC - Credit Suisse
			FNMA 6.500% 30-Year October TBA
			Strike @ $91.000-Exp 10/07/08	—
		54,000,000	Call Option OTC - Merrill Lynch Capital Services, Inc.
			FNMA 5.000% 30-Year March TBA
			Strike @ $94.141-Exp 02/13/09	2,048,407
				2,048,407
			Interest Rate Swaptions: 0.1%
		163,200,000	Call Swaption OTC - Barclays Bank PLC
			3 Month USD-LIBOR - Fund Pays Floating
			Strike @ 3.500% - Exp 02/02/09	1,304,781
		20,500,000	Call Swaption OTC - Barclays Bank PLC
			3 Month USD-LIBOR - Fund Pays Floating
			Strike @ 3.450% - Exp 08/03/09	154,747
		18,700,000	Call Swaption OTC - Merrill Lynch Capital Services, Inc.
			3 Month USD-LIBOR - Fund Pays Floating
			Strike @ 3.450%-Exp 08/03/09	141,159
		95,500,000	Call Swaption OTC - The Royal Bank of Scotland PLC
			3-month USD-LIBOR - Fund Pays Floating
			Strike @ 3.150% - Exp 12/15/08	404,258
		9,300,000	Call Swaption OTC - The Royal Bank of Scotland PLC
			3-Month USD-LIBOR - Fund Pays Floating
			Strike @ 3.150% - Exp 12/15/08	39,368

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

# of Contracts	Notional Amount			Value in $
		Interest Rate Swaptions (continued)
	$45,600,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 02/02/09		230,928
	23,700,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.600% - Exp 07/02/09		212,331
	124,800,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09		942,068
	68,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.850% - Exp 08/03/09		746,824
				4,176,464
		Total Purchased Options (Cost $8,460,862)		7,672,663
		Total Long-Term Investments (Cost $3,823,765,120)		3,662,251,182

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.3%
		Commercial Paper: 2.3%
$50,900,000		JPMorgan Chase Co., Discount Note, due 10/01/08		$50,900,000
2,800,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 11/24/08		364,000
19,100,000		Palisades, 3.100%, due 10/23/08		19,062,262
		Total Commercial Paper (Cost $70,326,262)		70,326,262
		U.S. Treasury Bills: 3.9%
8,100,000		1.380%, due 10/16/08		8,095,025
101,000,000	L	1.520%, due 10/02/08		100,991,446
10,500,000		1.550%, due 10/09/08		10,495,926
		Total U.S. Treasury Bills (Cost $119,582,397)		119,582,397
		Securities Lending Collateral(cc): 5.1%
157,789,253		Bank of New York Mellon Corp. Institutional Cash Reserves		155,793,714
		Total Securities Lending Collateral (Cost $157,789,253)		155,793,714
		Total Short-Term Investments (Cost $347,697,912)		345,702,373
		Total Investments in Securities (Cost $4,171,463,032)*	131.3%	$4,007,953,555
		Other Assets and Liabilities - Net	(31.3)	(956,381,965)
		Net Assets	100.0%	$3,051,571,590
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	BRL	Brazilian Real
	DKK	Danish Krone
	EUR	EU Euro
	JPY	Japanese Yen
	*	Cost for federal income tax purposes is $4,171,576,361.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$24,199,627
		Gross Unrealized Depreciation		(187,822,433)
		Net Unrealized Depreciation		$(163,622,806)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$157,241,506	$5,517,322
Level 2 - Other Significant Observable Inputs	3,832,654,635	(15,404,236)
Level 3 - Significant Unobservable Inputs	18,057,414	3,983,546
Total	$4,007,953,555	$(5,903,368)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$20,682,113	$11,929,757
Net purchases/sales	(57,818)	(4,714,587)
Total realized and unrealized gain (loss)	(2,498,334)	(3,245,734)
Amortization of premium/discount	(68,547)	14,110
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$18,057,414	$3,983,546

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(10,436,115).

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	$(846,595)
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	200,000	(140,615)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	(846,595)
Morgan Stanley Capital Services Inc.	Allstate Corp. (The) 6.125%, 02/15/12	Buy	(0.260)	12/20/08	USD	1,800,000	1,162
Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	USD	5,300,000	(391,802)
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51	Buy	(2.300)	01/08/51	USD	2,600,000	2,520,440
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	USD	2,200,000	(45,753)
JPMorgan Chase Bank, N.A.	Capital One Financial Corp. 8.750%, 02/01/07*	Buy	(1.350)	12/20/08	USD	100,000	992
ABN AMRO Bank N.V., London	Carnival Corp. 6.150%, 04/15/08*	Buy	(0.480)	12/20/08	USD	100,000	28
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,961,924	(229,216)
Merrill Lynch International	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	41,700,000	1,297,202
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	15,600,000	463,787
The Royal Bank of Scotland PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	14,600,000	399,099
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.458	12/20/15	USD	14,500,000	(2,829,001)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	56,200,000	(3,921,371)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	20,600,000	275,129
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,600,000	153,384
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.555	12/20/17	USD	9,400,000	10,882
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,300,000	1,331
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	27,400,000	425,382
Credit Suisse International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	11,600,000	111,982
Deutsche Bank AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	39,600,000	350,818
Deutsche Bank AG	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	13,000,000	102,627
Goldman Sachs International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	35,300,000	684,530
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	167,800,000	1,993,517
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	3,100,000	13,368
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,900,000	5,297
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	5.200	03/20/13	USD	3,700,000	(1,135,613)
Morgan Stanley Capital Services Inc.	CIT Group 7.750%, 04/02/12	Sell	5.650	03/20/13	USD	9,300,000	(2,767,901)
Morgan Stanley Capital Services Inc.	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	3,900,000	235,225
The Royal Bank of Scotland PLC	Deutsche Bank AG 5.500%, 05/18/11	Sell	0.550	12/20/08	USD	12,900,000	(8,622)
Citibank N.A., New York	Eaton Corp. 5.750%, 07/15/12	Buy	(0.280)	12/20/08	USD	1,400,000	728
Barclays Bank PLC, London	Eli Lilly & Co Inc. 6.000%, 03/15/12	Buy	(0.160)	12/20/08	USD	1,500,000	(109)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625%, 10/15/12	Buy	(0.210)	12/20/08	USD	1,100,000	89
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625%, 04/01/11	Buy	(0.410)	12/20/08	USD	300,000	677
Barclays Bank PLC, London	FedEx Corp. 7.250%, 02/15/11	Buy	(0.290)	12/20/08	USD	1,100,000	(126)
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	USD	700,000	(251,064)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	200,000	(78,281)
Merrill Lynch International	Gannett Co., Inc. 6.375%, 04/01/12	Buy	(0.220)	12/20/08	USD	400,000	1,702
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	USD	5,900,000	(565,226)
Credit Suisse International	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.000	11/20/08	USD	1,000,000	(3,256)
HSBC Bank USA, N.A.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.250	12/20/08	USD	3,300,000	(15,202)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	1,200,000	(94,718)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	1,200,000	(94,718)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	USD	5,700,000	(628,096)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	USD	5,700,000	(931,412)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	USD	1,400,000	(149,540)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	USD	6,800,000	(772,691)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	9.050	03/20/13	USD	2,900,000	(1,306,951)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	1,900,000	(861,170)
Deutsche Bank AG	Glitnir Banki HF Floating Rate Note, 01/18/12	Buy	(0.365)	03/20/12	USD	2,000,000	672,356
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	USD	1,000,000	(580,335)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	USD	1,300,000	(738,331)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/09	USD	700,000	(97,020)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	1,100,000	(643,700)
Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	5,558
Credit Suisse First Boston Intl.	Goodrich Corp. 7.625%, 12/15/12	Buy	(0.900)	12/20/08	USD	300,000	(427)
Merrill Lynch International	Ingersoll-Rand Company 6.480%, 06/01/25	Buy	(0.320)	12/20/08	USD	800,000	(370)
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond, 08/04/46	Buy	(1.950)	08/04/46	USD	5,000,000	4,727,000
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	1,965,616
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	5,000,000	470,734
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	20,000,000	1,957,211
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	200,000	18,770
Barclays Bank PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	11,000,000	(8,776,544)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	$877,889
Credit Suisse First Boston Intl.	Lockheed Martin Corp. 8.200%, 12/01/09	Buy	(0.440)	12/20/08	USD	300,000	(257)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125%, 06/01/09	Buy	(0.290)	12/20/08	USD	100,000	(35)
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.400	12/20/08	USD	700,000	(878)
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.450	06/20/09	USD	2,000,000	(14,929)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)	10/20/10	USD	300,000	(2,895)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	2,600,000	(73,254)
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 144A 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	105,898
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.100	06/20/09	USD	700,000	(52,480)
BNP Paribas	SLM Corp. 5.125%, 08/27/12	Sell	5.150	03/20/09	USD	5,000,000	(252,269)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	USD	3,100,000	(817,537)
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	Sell	0.710	12/20/08	USD	600,000	(6,080)
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	Sell	0.720	12/20/08	USD	400,000	(4,045)
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.520	03/20/13	USD	6,500,000	(695,591)
The Royal Bank of Scotland PLC	Wachovia Corp. 3.625%, 02/17/09	Sell	3.020	03/20/13	USD	8,900,000	(484,183)
UBS AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.240	03/20/13	USD	5,400,000	(630,908)
Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.550%, 05/01/13	Buy	(0.150)	12/20/08	USD	300,000	69
Citibank N.A., New York	Wal-Mart Stores, Inc. 6.875%, 08/10/09	Buy	(0.140)	12/20/08	USD	200,000	50
Barclays Bank PLC, London	Walt Disney Company (The) 6.375%, 03/01/12	Buy	(0.670)	12/20/08	USD	900,000	(982)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375%, 03/01/12	Buy	(0.530)	12/20/08	USD	300,000	(234)
UBS AG	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.960)	06/20/17	USD	2,400,000	154,774
							$(12,783,625)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 728,000	BUY	10/30/08	604,968	574,835	$(30,133)
Brazilian Real
BRL 53,900,315	BUY	12/2/08	28,294,129	27,954,151	(339,978)
Chinese Yuan
CNY 4,449,415	BUY	11/13/08	655,000	645,014	(9,986)
Chinese Yuan
CNY 3,585,120	BUY	11/13/08	528,000	519,721	(8,279)
Chinese Yuan
CNY 6,317,200	BUY	11/13/08	929,000	915,780	(13,220)
Chinese Yuan
CNY 9,409,690	BUY	11/13/08	1,385,000	1,364,086	(20,914)
Chinese Yuan
CNY 7,052,691	BUY	11/13/08	1,038,000	1,022,401	(15,599)
Chinese Yuan
CNY 3,322,022	BUY	11/13/08	489,000	481,581	(7,419)
Chinese Yuan
CNY 4,137,020	BUY	11/13/08	610,000	599,728	(10,272)
Chinese Yuan
CNY 3,320,066	BUY	11/13/08	489,000	481,297	(7,703)
Chinese Yuan
CNY 5,678,208	BUY	11/13/08	837,000	823,148	(13,852)
Chinese Yuan
CNY 10,340,213	BUY	7/15/09	1,605,000	1,489,408	(115,592)
Chinese Yuan
CNY 22,665,300	BUY	7/15/09	3,514,000	3,264,717	(249,283)
Chinese Yuan
CNY 8,091,613	BUY	7/15/09	1,255,000	1,165,519	(89,481)
Chinese Yuan
CNY 2,377,869	BUY	7/15/09	370,500	342,509	(27,991)
Chinese Yuan
CNY 2,377,128	BUY	7/15/09	370,500	342,402	(28,098)
Chinese Yuan
CNY 11,649,529	BUY	7/15/09	1,812,000	1,678,002	(133,998)
Chinese Yuan
CNY 7,766,232	BUY	7/15/09	1,208,000	1,118,651	(89,349)
Chinese Yuan
CNY 7,769,776	BUY	7/15/09	1,211,000	1,119,161	(91,839)
Chinese Yuan
CNY 5,977,296	BUY	7/15/09	927,000	860,972	(66,028)
Chinese Yuan
CNY 22,329,864	BUY	7/15/09	3,420,000	3,216,401	(203,599)
Chinese Yuan
CNY 20,978,832	BUY	7/15/09	3,248,000	3,021,798	(226,202)
Chinese Yuan
CNY 18,347,000	BUY	7/15/09	2,800,000	2,642,708	(157,292)
Chinese Yuan
CNY 10,457,600	BUY	7/15/09	1,600,000	1,506,316	(93,684)
EU Euro
EUR 3,926,000	BUY	10/3/08	5,799,880	5,528,773	(271,107)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 363,000	BUY	10/3/08	534,808	511,193	$(23,615)
EU Euro
EUR 725,000	BUY	10/3/08	1,067,240	1,020,978	(46,262)
EU Euro
EUR 363,000	BUY	10/3/08	536,208	511,193	(25,015)
EU Euro
EUR 363,000	BUY	10/3/08	534,699	511,193	(23,506)
EU Euro
EUR 290,000	BUY	10/3/08	428,850	408,391	(20,459)
EU Euro
EUR 363,000	BUY	10/3/08	535,300	511,193	(24,107)
British Pound
GBP 6,577,000	BUY	10/3/08	12,214,706	11,695,736	(518,970)
British Pound
GBP 1,591,000	BUY	10/3/08	2,945,339	2,829,241	(116,098)
British Pound
GBP 596,100	BUY	10/3/08	1,100,717	1,060,032	(40,685)
British Pound
GBP 617,000	BUY	10/3/08	1,143,864	1,097,198	(46,666)
Indian Rupee
INR 101,584,755	BUY	11/12/08	2,374,585	2,162,686	(211,899)
Indian Rupee
INR 77,050,000	BUY	11/12/08	1,800,234	1,640,354	(159,880)
Mexican Peso
MXN 21,000	BUY	11/19/08	1,996	1,908	(88)
Mexican Peso
MXN 21,000	BUY	11/19/08	1,998	1,908	(90)
Mexican Peso
MXN 21,000	BUY	11/19/08	1,997	1,908	(89)
Mexican Peso
MXN 21,545	BUY	11/19/08	2,111	1,957	(154)
Malaysian Ringgit
MYR 2,338,544	BUY	11/12/08	723,000	682,270	(40,730)
Malaysian Ringgit
MYR 2,331,314	BUY	11/12/08	723,000	680,160	(42,840)
Malaysian Ringgit
MYR 2,337,821	BUY	11/12/08	723,000	682,059	(40,941)
Malaysian Ringgit
MYR 2,080,105	BUY	11/12/08	643,000	606,870	(36,130)
Malaysian Ringgit
MYR 2,334,422	BUY	11/12/08	723,000	681,067	(41,933)
New Zealand Dollar
NZD 1,427,559	BUY	10/9/08	998,734	954,156	(44,578)
New Zealand Dollar
NZD 685,000	BUY	10/30/08	468,540	456,615	(11,925)
Philippine Peso
PHP 45,000,000	BUY	11/12/08	1,019,022	956,777	(62,245)
Philippine Peso
PHP 45,200,000	BUY	11/12/08	1,015,730	961,029	(54,701)
Philippine Peso
PHP 2,900,000	BUY	2/6/09	64,316	61,588	(2,728)
Philippine Peso
PHP 2,900,000	BUY	2/6/09	64,344	61,588	(2,756)
Philippine Peso
PHP 2,600,000	BUY	2/6/09	57,778	55,217	(2,561)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Philippine Peso
PHP 9,670,000	BUY	2/6/09	216,283	205,363	$(10,920)
Philippine Peso
PHP 3,900,000	BUY	2/6/09	88,036	82,825	(5,211)
Philippine Peso
PHP 4,000,000	BUY	2/6/09	90,232	84,949	(5,283)
Philippine Peso
PHP 5,100,000	BUY	2/6/09	115,176	108,309	(6,867)
Philippine Peso
PHP 6,400,000	BUY	2/6/09	144,404	135,918	(8,486)
Philippine Peso
PHP 5,000,000	BUY	2/6/09	111,782	106,186	(5,596)
Philippine Peso
PHP 2,600,000	BUY	2/6/09	58,010	55,217	(2,793)
Philippine Peso
PHP 2,600,000	BUY	2/6/09	57,803	55,217	(2,586)
Philippine Peso
PHP 5,000,000	BUY	2/6/09	110,791	106,186	(4,605)
Philippine Peso
PHP 2,600,000	BUY	2/6/09	57,599	55,217	(2,382)
Philippine Peso
PHP 2,500,000	BUY	2/6/09	55,328	53,093	(2,235)
Philippine Peso
PHP 2,600,000	BUY	2/6/09	57,573	55,217	(2,356)
Philippine Peso
PHP 2,500,000	BUY	2/6/09	54,765	53,093	(1,672)
Philippine Peso
PHP 4,972,550	BUY	2/6/09	108,524	105,603	(2,921)
Philippine Peso
PHP 2,700,000	BUY	12/24/10	60,322	57,290	(3,032)
Russian Ruble
RUB 11,360,000	BUY	11/19/08	457,972	439,753	(18,219)
Russian Ruble
RUB 91,057,941	BUY	5/6/09	3,770,000	3,474,705	(295,295)
Singapore Dollar
SGD 1,553,598	BUY	11/21/08	1,106,000	1,083,620	(22,380)
Singapore Dollar
SGD 1,593,745	BUY	11/21/08	1,134,056	1,111,623	(22,433)
Singapore Dollar
SGD 4,496,966	BUY	11/21/08	3,310,000	3,136,592	(173,408)
Singapore Dollar
SGD 4,471,439	BUY	11/21/08	3,290,000	3,118,787	(171,213)
Singapore Dollar
SGD 4,485,680	BUY	11/21/08	3,275,055	3,128,720	(146,335)
Singapore Dollar
SGD 4,787,300	BUY	11/21/08	3,500,000	3,339,097	(160,903)
Singapore Dollar
SGD 1,763,840	BUY	11/21/08	1,300,000	1,230,262	(69,738)
Singapore Dollar
SGD 2,866,013	BUY	11/21/08	2,110,000	1,999,018	(110,982)
South African Rand
ZAR 1,762,000	BUY	12/10/08	209,229	209,350	121
					$(5,220,279)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 728,000	SELL	10/30/08	572,499	574,835	$(2,336)
Brazilian Real
BRL 1,500,972	SELL	12/2/08	822,000	778,444	43,556
Brazilian Real
BRL 2,642,625	SELL	12/2/08	1,450,000	1,370,536	79,464
Brazilian Real
BRL 21,171,938	SELL	12/2/08	12,439,446	10,980,335	1,459,111
Brazilian Real
BRL 2,170,718	SELL	12/2/08	1,211,000	1,125,792	85,208
Brazilian Real
BRL 1,939,292	SELL	12/2/08	1,063,500	1,005,769	57,731
Brazilian Real
BRL 1,941,419	SELL	12/2/08	1,063,500	1,006,872	56,628
Brazilian Real
BRL 8,052,849	SELL	12/2/08	4,326,000	4,176,424	149,576
Brazilian Real
BRL 3,092,184	SELL	12/2/08	1,608,000	1,603,690	4,310
Brazilian Real
BRL 1,543,278	SELL	12/2/08	804,000	800,385	3,615
Brazilian Real
BRL 1,545,288	SELL	12/2/08	804,000	801,428	2,572
Danish Krone
DKK 99,149,000	SELL	12/9/08	19,151,825	18,778,957	372,868
EU Euro
EUR 35,997,000	SELL	10/3/08	52,688,809	50,692,621	1,996,188
British Pound
GBP 31,602,000	SELL	11/3/08	57,411,353	56,322,716	1,088,637
Indian Rupee
INR 9,427,698	SELL	11/12/08	205,800	200,711	5,089
Indian Rupee
INR 22,007,566	SELL	11/12/08	480,200	468,529	11,671
Japanese Yen
JPY 952,839,000	SELL	10/20/08	8,814,666	8,989,393	(174,727)
Mexican Peso
MXN 84,545	SELL	11/19/08	8,223	7,680	543
New Zealand Dollar
NZD 685,000	SELL	10/30/08	446,055	456,615	(10,560)
Philippine Peso
PHP 2,700,000	SELL	12/24/10	55,866	57,290	(1,424)
Russian Ruble
RUB 11,360,000	SELL	11/19/08	480,643	439,753	40,890
Russian Ruble
RUB 11,360,000	SELL	5/6/09	467,711	433,489	34,222
Russian Ruble
RUB 79,697,941	SELL	5/6/09	3,331,854	3,041,215	290,639
Singapore Dollar
SGD 1,043,176	SELL	11/19/08	728,730	727,537	1,193
Singapore Dollar
SGD 1,043,176	SELL	11/19/08	728,730	727,537	1,193
Singapore Dollar
SGD 1,042,958	SELL	11/21/08	728,730	727,453	1,277
Singapore Dollar
SGD 1,043,432	SELL	11/21/08	728,730	727,784	946
South African Rand
ZAR 1,762,000	SELL	12/10/08	221,037	209,350	11,687
					$5,609,767

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	228	12/15/08	$187,453
3-Month Euro Euribor	155	03/16/09	502,717
3-Month Euro Euribor	92	06/15/09	360,813
90-Day Eurodollar	3,613	12/15/08	(656,412)
90-Day Eurodollar	2,225	03/16/09	681,090
90-Day Eurodollar	2,309	06/15/09	1,137,060
90-Day Eurodollar	1,487	09/14/09	1,644,240
90-Day Eurodollar	1,097	12/14/09	653,107
90-Day Eurodollar	823	03/15/10	886,903
90-Day Eurodollar	32	06/14/10	9,030
90-Day Eurodollar	32	09/13/10	9,582
90-Day Sterling	277	12/17/08	(421,298)
90-Day Sterling	336	03/18/09	688,510
90-Day Sterling	196	06/17/09	467,428
90-Day Sterling	8	12/16/09	(148)
U.S. Treasury 5-Year Note	320	12/31/08	112,502
U.S. Treasury 10-Year Note	1,148	12/19/08	(1,714,717)
			$4,547,860

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Floor Agreements Outstanding on September 30, 2008:

			Cap/Floor	Pay/Receive	Expiration	Notional		Unrealized Appreciation/
Counterparty	Floating Rate Index	Cap/Floor	Rate	Floating Rate	Date	Amount		(Depreciation)
JPMorgan Chase Bank, N.A.	10/2-Year EUR ISDA Rate Spread	Floor	-0.75%	Pay	12/24/2008	EUR	5,600,000	$96,993

								$96,993

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.710% and pay a floating rate based on USD 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	8,600,000	$(90,907)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.7625% and pay a floating rate based on 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	17,200,000	(177,971)
Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	02/20/09	USD	6,000,000	(151,553)
Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	7,300,000	(66,382)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	06/15/09	GBP	26,100,000	(150,065)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	22,300,000	(39,612)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: JPMorgan Chase Bank, N.A.	06/15/09	NZD	89,200,000	(67,394)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	06/19/09	GBP	30,700,000	162,418
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	8,700,000	43,909
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	12/19/09	GBP	2,400,000	48,725
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	6,200,000	(35,267)
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London Branch	01/04/10	BRL	6,200,000	(34,269)
Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/10	AUD	4,200,000	51,620
Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	06/15/10	AUD	51,800,000	186,025

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	06/17/10	USD	30,900,000	$290,581
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	42,000,000	382,825
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	432,921
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	60,638
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	(46,167)
Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	10/15/10	EUR	1,500,000	(6,892)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/16/10	USD	7,500,000	13,044
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	12/17/10	USD	2,700,000	10,012
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	12/17/10	USD	29,300,000	254,461
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	12,200,000	74,799
Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/11	AUD	27,700,000	382,501
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	(124,656)
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	5,100,000	(203,065)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	1,300,000	(53,642)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets L.P.	03/30/12	EUR	1,400,000	(59,988)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	(58,585)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	800,000	(32,637)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	2,000,000	$(82,383)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	2,100,000	(92,143)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	1,500,000	(62,226)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	2,900,000	26,395
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	09/17/13	GBP	1,000,000	(22,457)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	5,600,000	(131,711)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	6,200,000	52,342
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	03/18/14	GBP	1,800,000	22,282
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	4,200,000	54,448
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	(29,018)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	9,940
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD	4,000,000	12,066
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets L.P.	12/17/18	USD	1,200,000	(872)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/18	USD	900,000	2,126
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/18	USD	300,000	149
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/28	USD	15,500,000	(810,723)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/28	USD	4,400,000	$(247,649)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	21,100,000	384,930
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	12/15/35	GBP	8,200,000	52,124
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets L.P.	12/15/35	GBP	13,200,000	551,105
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets L.P.	06/12/36	GBP	1,800,000	(46,177)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets L.P.	12/15/36	GBP	2,000,000	(298,815)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	600,000	(93,902)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets L.P.	12/19/37	GBP	300,000	(57,787)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	5,200,000	(362,476)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/38	USD	6,000,000	(490,651)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/38	USD	4,300,000	(351,292)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/38	USD	9,700,000	(869,081)
				$(1,886,029)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.300%	02/02/09	USD	61,800,000	$1,449,345	$(1,349,763)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD LIBOR	Receive	4.600%	02/02/09	USD	7,000,000	224,700	(218,422)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD-LIBOR	Receive	4.150%	08/03/09	USD	8,900,000	223,390	(182,566)
Call - OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	6,200,000	204,600	(173,984)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	31,800,000	810,188	(602,011)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	3,100,000	83,700	(58,687)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.250%	02/02/09	USD	15,200,000	458,280	(304,364)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.200%	07/02/09	USD	10,300,000	227,630	(222,266)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	41,600,000	1,362,212	(1,167,378)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	08/03/09	USD	22,700,000	695,025	(739,338)
								$5,739,070	$(5,018,779)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on September 30, 2008:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CBOT US Treasury 10-Year Note Future 12/08	USD	119	11/21/08	253	$141,392	$(154,173)
Put Option CBOT US Treasury 10-Year Note Future 12/08	USD	113	11/21/08	253	142,946	(324,156)
					$284,338	$(478,329)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

The following sales commitments were held by PIMCO Core Bond at September 30, 2008:

Principal Amount		Description	Market Value
$(17,100,000)	W	United States Treasury Note, 2.000%, due 02/28/10	$(17,118,707)
(25,600,000)	W	United States Treasury Note, 2.125%, due 01/31/10	(25,678,003)
(85,500,000)	W	United States Treasury Note, 2.125%, due 04/30/10	(85,934,255)
(37,000,000)	W	United States Treasury Note, 2.875%, due 01/31/13	(37,106,967)
(11,400,000)	W	United States Treasury Note, 3.125%, due 11/30/09	(11,567,443)
(59,900,000)	W	United States Treasury Note, 3.250%, due 01/31/09	(60,910,872)
(8,900,000)	W	United States Treasury Note, 3.500%, due 02/15/10	(9,101,647)
		Total sales commitments
		(Cost $246,232,507)	$(247,417,894)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited)

	Principal Amount			Value
CONVERTIBLE BONDS: 1.2%
			Banks: 0.0%
	$450,000	#, Z	Deutsche Bank AG, Discount Note, due 10/24/08	$177,120
				177,120
			Electric: 0.3%
	1,600,000	C	CMS Energy Corp., 2.875%, due 12/01/24	1,666,000
				1,666,000
			Oil & Gas: 0.4%
	2,700,000	C	Chesapeake Energy Corp., 2.250%, due 12/15/38	1,869,750
	825,000	C, L	Chesapeake Energy Corp., 2.500%, due 05/15/37	793,031
				2,662,781
			Pharmaceuticals: 0.2%
	1,275,000	L	Mylan, Inc., 1.250%, due 03/15/12	986,531
				986,531
			Telecommunications: 0.3%
	200,000	C	Nortel Networks Corp., 1.750%, due 04/15/12	103,000
	1,225,000	C	Nortel Networks Corp., 2.125%, due 04/15/14	592,594
	1,500,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	1,280,625
				1,976,219
			Total Convertible Bonds
			(Cost $10,184,515)	7,468,651
CORPORATE BONDS/NOTES: 90.1%
			Advertising: 0.0%
	425,000	#, C	R.H. Donnelley, Inc., 11.750%, due 05/15/15	261,375
				261,375
			Aerospace/Defense: 0.2%
	1,240,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,224,500
				1,224,500
			Agriculture: 0.2%
	1,375,000	C	Reynolds American, Inc., 7.750%, due 06/01/18	1,358,741
				1,358,741
			Airlines: 0.2%
	1,078,826		Continental Airlines, Inc., 6.920%, due 04/02/13	982,975
	344,478		Continental Airlines, Inc., 7.373%, due 12/15/15	258,358
	157,117		United Air Lines, Inc., 6.201%, due 12/31/49	152,404
	143,935		United Air Lines, Inc., 6.602%, due 09/01/13	142,496
				1,536,233
			Auto Manufacturers: 1.4%
	5,940,000		DaimlerChrysler NA Holding Corp., 6.820%, due 08/03/14	4,034,745
	5,441,060		Ford Motor Co., 5.490%, due 11/29/13	3,599,033
	275,000		Ford Motor Co., 9.215%, due 09/15/21	132,000
	100,000		General Motors Corp., 7.400%, due 09/01/25	36,500
	1,275,000		General Motors Corp., 7.700%, due 04/15/16	513,188
	1,900,000	C, L	General Motors Corp., 8.250%, due 07/15/23	755,250
				9,070,716
			Auto Parts & Equipment: 3.3%
	3,450,000	#, C, L	Allison Transmission, Inc., 11.000%, due 11/01/15	3,018,750
	4,850,000	C, L	ArvinMeritor, Inc., 8.125%, due 09/15/15	3,758,750
	2,225,000	C	ArvinMeritor, Inc., 8.750%, due 03/01/12	1,880,125
	1,600,000	C, L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	1,296,000
	600,000	C	Goodyear Tire & Rubber Co., 6.678%, due 12/01/09	591,000
	2,310,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	2,298,450
	2,800,000	C	Tenneco, Inc., 8.125%, due 11/15/15	2,408,000
	600,000	#, C, L	TRW Automotive, Inc., 7.000%, due 03/15/14	498,000
	6,130,000	#, C	TRW Automotive, Inc., 7.250%, due 03/15/17	4,873,350
				20,622,425
			Banks: 6.6%
	3,900,000		American Express Bank FSB, 5.500%, due 04/16/13	3,572,864
	2,975,000	#	ANZ National International Ltd., 6.200%, due 07/19/13	2,956,317
	9,600,000	C, L	Bank of America Corp., 8.000%, due 01/30/18	7,613,386
	1,725,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	1,607,112
	450,000	#, C	Barclays Bank PLC, 7.434%, due 12/15/49	367,011
	5,850,000	#, C	Barclays Bank PLC, 7.700%, due 04/29/49	5,155,523
EUR	300,000	C	Credit Agricole SA, 4.130%, due 11/29/49	289,598
	$1,600,000	#	HBOS PLC, 6.750%, due 05/21/18	1,343,803
EUR	800,000	C	Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	946,058
	$925,000		JPMorgan Chase Bank NA, 6.000%, due 10/01/17	849,272
	800,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	690,643
EUR	500,000	C	RBS Capital Trust A, 6.467%, due 12/29/49	570,003
	$1,750,000	#, C, L	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	1,306,174
	3,100,000	C	Royal Bank of Scotland Group PLC, 7.640%, due 09/29/17	2,312,953
	800,000		UBS AG, 2.789%, due 07/23/09	792,546
	3,475,000		UBS AG, 5.750%, due 04/25/18	3,027,705
	550,000		Unicredito Italiano/New York, 3.088%, due 05/15/09	549,241
	1,725,000		Unicredito Italiano/New York, 3.088%, due 05/18/09	1,723,068
	1,800,000		Wachovia Corp., 2.961%, due 06/01/10	1,392,242

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
	$10,400,000	C	Wachovia Corp., 7.980%, due 02/08/49	$4,352,296
	600,000	C	Wells Fargo Capital XIII, 7.700%, due 12/29/49	523,680
				41,941,495
			Building Materials: 0.3%
	1,900,000	#, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,781,476
				1,781,476
			Chemicals: 0.9%
	6,200,000	#, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	3,379,000
EUR	300,000	C	Rhodia SA, 7.713%, due 10/15/13	349,485
	$2,375,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,268,125
				5,996,610
			Commercial Services: 3.2%
	2,155,000	C	Aramark Services, Inc., 6.301%, due 02/01/15	1,896,400
	5,075,000	C, L	Aramark Services, Inc., 8.500%, due 02/01/15	4,795,875
	166,667		Hertz Corp., 3.200%, due 12/21/12	148,938
	362,236		Hertz Corp., 3.990%, due 12/21/12	323,703
	509,832		Hertz Corp., 4.250%, due 12/21/12	455,599
	47,352		Hertz Corp., 4.690%, due 12/21/12	42,315
	7,470,000	C	Hertz Corp., 8.875%, due 01/01/14	6,480,225
	1,925,000	C	Service Corp. International, 7.625%, due 10/01/18	1,732,500
	2,977,500		Thomson Learning, Inc., 4.970%, due 06/27/14	2,448,994
	2,650,000	C	United Rentals North America, Inc., 6.500%, due 02/15/12	2,226,000
				20,550,549
			Computers: 1.1%
	2,680,000		Seagate Technology HDD Holdings, 4.723%, due 10/01/09	2,572,800
	200,000	C	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	197,500
	4,369,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	3,953,945
				6,724,245
			Diversified Financial Services: 10.3%
	3,118,553	C	AES Ironwood, LLC, 8.857%, due 11/30/25	3,134,146
	875,995	C	AES Red Oak, LLC, 8.540%, due 11/30/19	875,995
	500,000	C	AES Red Oak, LLC, 9.200%, due 11/30/29	490,000
	1,450,456		Amadeus Halde, 4.490%, due 04/08/13	1,167,617
	1,450,304		Amadeus Halde, 4.990%, due 04/08/14	1,169,542
	5,475,000		American Express Co., 7.000%, due 03/19/18	4,840,103
	750,000		American Express Credit Corp., 5.875%, due 05/02/13	691,912
	700,000		American General Finance Corp., 6.900%, due 12/15/17	325,008
	200,000		Bear Stearns Cos., Inc., 3.186%, due 07/19/10	196,096
	1,125,000		Citigroup Funding, Inc., 3.041%, due 10/22/09	1,076,976
	2,375,000	C	Citigroup, Inc., 8.300%, due 12/21/57	1,773,410
	10,200,000	C	Citigroup, Inc., 8.400%, due 04/29/49	6,955,482
	2,425,000	#, C	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,467,758
	1,750,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	1,076,472
	2,130,000		Ford Motor Credit Co., LLC, 5.625%, due 10/01/08	2,129,645
	325,000	L	Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	248,965
	500,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	381,945
	940,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	361,130
	1,890,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	713,921
	1,650,000		GMAC, LLC, 6.625%, due 05/15/12	699,008
	500,000	L	Goldman Sachs Group, Inc., 3.011%, due 03/02/10	467,725
	1,175,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	970,967
	1,675,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,395,151
	4,600,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,078,315
	1,750,000		JPMorgan Chase & Co., 2.959%, due 01/17/11	1,726,013
	2,800,000	C, L	KRATON Polymers, LLC, 8.125%, due 01/15/14	1,638,000
	499,200	#, ±	Lehman Brothers Holdings, Inc., Discount Note, due 05/30/09	203,100
	175,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 01/18/12	22,750
	2,750,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 12/28/17	13,750
	2,100,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 05/02/18	273,000
	1,550,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 05/11/38	7,750
	1,400,000		Merrill Lynch & Co., Inc., 5.054%, due 05/12/10	1,350,996
	4,150,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	3,677,867
	543,789	#	Merrill Lynch & Co., Inc., 9.700%, due 05/20/09	259,962
	200,000		Morgan Stanley, 2.902%, due 05/07/10	138,201
	275,000		Morgan Stanley, 3.035%, due 01/18/11	179,346
	1,500,000		Morgan Stanley, 4.904%, due 05/14/10	1,095,536
	5,000,000		Morgan Stanley, 5.950%, due 12/28/17	3,137,095
	1,100,000	C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	833,676
	3,400,000	#, C	NSG Holdings, LLC, 7.750%, due 12/15/25	3,247,000
	525,000	#, C, L	Petroplus Finance Ltd., 6.750%, due 05/01/14	446,250
	525,000	#, C	Petroplus Finance Ltd., 7.000%, due 05/01/17	438,375
	1,700,000	#, C	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	1,587,265
	550,000		SLM Corp., 2.960%, due 07/26/10	417,355
	500,000		SLM Corp., 5.125%, due 08/27/12	325,261
	700,000	#, C, L	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	668,383
	400,000	#	TNK-BP Finance SA, 6.625%, due 03/20/17	261,000
	1,700,000	#	TNK-BP Finance SA, 7.500%, due 07/18/16	1,203,000
	1,000,000		Transcapit, 6.103%, due 06/27/12	908,603
	850,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	655,883
	3,725,000	C	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	3,613,250
				65,015,956

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electric: 9.8%
$1,525,000	C	AES Corp., 8.000%, due 10/15/17	$1,383,938
1,000,000	#, C	AES Corp., 8.000%, due 06/01/20	880,000
1,000,000		Calpine Corp., 5.690%, due 03/29/14	854,167
350,000	C, L	Edison Mission Energy, 7.000%, due 05/15/17	316,750
4,850,000	C	Edison Mission Energy, 7.200%, due 05/15/19	4,292,250
1,160,000	C	Edison Mission Energy, 7.750%, due 06/15/16	1,096,200
8,900,000	#, C, L	Energy Future Holdings, 10.875%, due 11/01/17	8,076,750
425,000	&, #, C	Energy Future Holdings, 11.250%, due 11/01/17	361,250
3,200,000	#, C	Intergen NV, 9.000%, due 06/30/17	3,216,000
3,435,000	#, C	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	3,297,600
50,000	C	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	50,500
3,088,761	C	Midwest Generation, LLC, 8.560%, due 01/02/16	3,181,424
473,795		NRG Energy, Inc., 2.701%, due 02/01/13	418,650
968,845		NRG Energy, Inc., 4.196%, due 02/01/13	856,082
3,230,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	3,003,900
4,100,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	3,700,250
5,750,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	5,246,875
1,000,000	C	Oncor Electric Delivery Co., 7.250%, due 01/15/33	822,170
4,000,000	C	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,069,228
4,050,000	C	Reliant Energy, Inc., 6.750%, due 12/15/14	3,483,000
1,200,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	906,000
1,800,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	1,341,000
2,401,271	#, C	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,176,502
1,000,000		Texas Competitive Electric Holdings Co., LLC, Discount Note, due 10/10/14	847,320
482,558		Texas Competitive Electric Holdings Co., LLC, 5.989%, due 10/10/14	408,867
15,075		Texas Competitive Electric Holdings Co., LLC, 6.300%, due 10/10/14	12,773
1,497,342		Texas Competitive Electric Holdings Co., LLC, 7.289%, due 10/10/14	1,268,686
5,590,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	5,072,925
1,400,000	&, #, C, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	1,193,500
			61,834,557
		Electrical Components & Equipment: 0.3%
1,750,000		Legrand, 8.500%, due 02/15/25	1,760,007
			1,760,007
		Electronics: 1.3%
1,225,000	C	Celestica, Inc., 7.625%, due 07/01/13	1,120,875
4,350,000	C, L	Celestica, Inc., 7.875%, due 07/01/11	4,241,250
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,663,500
			8,025,625
		Engineering & Construction: 0.2%
782,168		Grupo Ferrovial SA, 9.640%, due 04/07/11	1,236,283
			1,236,283
		Entertainment: 0.2%
1,731,000	#, C	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	1,306,905
			1,306,905
		Environmental Control: 0.8%
4,000,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	3,750,000
1,550,000	C	Waste Management, Inc., 6.875%, due 05/15/09	1,554,650
			5,304,650
		Food: 0.8%
1,100,000		American Stores Co., 8.000%, due 06/01/26	1,036,646
3,150,000	C	Ingles Markets, Inc., 8.875%, due 12/01/11	3,173,625
1,000,000		WM Wrigley Jr. Co., 7.000%, due 07/17/14	982,946
			5,193,217
		Forest Products & Paper: 3.2%
650,000	C	Cascades, Inc., 7.250%, due 02/15/13	510,250
450,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	411,750
1,425,000	#, C, L	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,278,938
4,965,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	4,034,063
2,095,000	L	Georgia-Pacific Corp., 7.700%, due 06/15/15	1,927,400
8,880,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	7,858,800
500,000		Smurfit Capital Funding PLC, 7.500%, due 11/20/25	417,500
1,110,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 6.551%, due 08/01/14	921,300
2,375,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	2,054,375
125,000		Weyerhaeuser Co., 4.198%, due 09/24/09	123,695
1,000,000		Willamette Industries, Inc., 6.450%, due 08/19/09	1,001,066
			20,539,137
		Healthcare - Products: 3.1%
3,775,000	C	Biomet, Inc., 10.000%, due 10/15/17	3,869,375
2,725,000	&, C	Biomet, Inc., 10.375%, due 10/15/17	2,711,375
10,475,000	C, L	Biomet, Inc., 11.625%, due 10/15/17	10,579,750
2,300,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,334,500
			19,495,000
		Healthcare - Services: 5.3%
69,606		Community Health Systems, Inc., Discount Note, due 07/02/14	61,253
328,507		Community Health Systems, Inc., 4.720%, due 07/02/14	289,086
1,032,483		Community Health Systems, Inc., 5.060%, due 07/02/14	908,585
6,360,000	C, L	Community Health Systems, Inc., 8.875%, due 07/15/15	6,073,800
125,000	C	DaVita, Inc., 6.625%, due 03/15/13	119,375
3,150,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,008,250
1,970,000		HCA, Inc., 5.050%, due 11/14/13	1,732,369
1,875,000	C	HCA, Inc., 9.125%, due 11/15/14	1,828,125
16,880,000	C	HCA, Inc., 9.250%, due 11/15/16	16,458,000
2,750,000	&, C	HCA, Inc., 9.625%, due 11/15/16	2,619,375
675,000	C, L	Health Management Associates, Inc., 6.125%, due 04/15/16	543,375
			33,641,593

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Holding Companies - Diversified: 0.3%
$275,000		C, L	JSG Funding PLC, 7.750%, due 04/01/15	$230,313
	620,140		Nordic Telephone Co. APS, 6.386%, due 11/30/13	802,891
	742,500		Nordic Telephone Co. APS, 6.640%, due 11/30/14	961,309
				1,994,513
			Household Products/Wares: 0.1%
	775,000	C	Clorox Co., 4.200%, due 01/15/10	766,216
	1,000	C	Spectrum Brands, Inc., 7.375%, due 02/01/15	435
				766,651
			Insurance: 0.8%
	1,725,000		American International Group, Inc., 5.850%, due 01/16/18	867,121
	1,700,000	#, C	American International Group, Inc., 8.175%, due 05/15/58	272,466
	5,375,000	#, L	American International Group, Inc., 8.250%, due 08/15/18	3,126,987
	550,000	#	Metropolitan Life Global Funding I, 3.961%, due 06/25/10	549,313
				4,815,887
			Investment Companies: 0.2%
	1,750,000		Local Insight Media Finance L.P., 7.750%, due 04/21/15	1,525,417
				1,525,417
			Lodging: 0.9%
	17,500		Harrahs Operating Co., 5.800%, due 01/28/15	14,350
	980,000		Harrah’s Operating Co., Inc., 5.800%, due 01/28/15	803,600
	1,750,000	#, C	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	901,250
	800,000	C	MGM Mirage, 6.625%, due 07/15/15	560,000
	225,000	C	MGM Mirage, 6.875%, due 04/01/16	164,813
	300,000	C	Mirage Resorts, Inc., 7.250%, due 08/01/17	208,500
	1,000,000	C, L	Station Casinos, Inc., 7.750%, due 08/15/16	547,500
	3,025,000	C	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,593,938
				5,793,951
			Machinery - Diversified: 0.2%
	1,000,000	C	Chart Industries, Inc. - Old, 9.125%, due 10/15/15	1,030,000
				1,030,000
			Media: 7.2%
	3,850,000	C, L	CCO Holdings, LLC, 8.750%, due 11/15/13	3,368,750
	450,000	#, C	Charter Communications Operating, LLC, 8.000%, due 04/30/12	405,000
	1,025,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	909,688
	1,325,000	C	CSC Holdings, Inc., 6.750%, due 04/15/12	1,220,656
	2,450,000		CSC Holdings, Inc., 7.625%, due 04/01/11	2,364,250
	5,100,000		CSC Holdings, Inc., 7.625%, due 07/15/18	4,462,500
	1,300,000	C	Dex Media Finance/West, 8.500%, due 08/15/10	1,153,750
	1,425,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	887,063
	900,000	C	Dex Media, Inc., 8.000%, due 11/15/13	418,500
	800,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	738,000
	500,000	C, L	Echostar DBS Corp., 7.000%, due 10/01/13	433,750
	9,225,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	7,449,188
	63,796		Idearc, Inc., 4.470%, due 11/17/14	37,703
	1,428,628		Idearc, Inc., 4.800%, due 11/17/14	844,319
EUR	3,060,000	#, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	2,627,793
$500,000		#, C	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	282,500
	7,075,000	C	Quebecor Media, Inc., 7.750%, due 03/15/16	6,226,000
	2,375,000	C, L	R.H. Donnelley Corp., 6.875%, due 01/15/13	938,125
	9,700,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	3,346,500
	325,000	C	RH Donnelley Corp., 8.875%, due 10/15/17	112,125
	1,930,512		Tribune Co., 7.000%, due 06/04/14	863,904
	1,175,000	#, C	Unity Media GmbH, 10.375%, due 02/15/15	1,136,813
EUR	200,000	C	Unitymedia Hessen GmbH & Co. KG, 7.836%, due 04/15/13	250,588
$1,500,000			UPC Broadband Holding BV, 6.513%, due 12/31/14	1,889,086
EUR	1,125,000	C	UPC Holding BV, 7.750%, due 01/15/14	1,286,814
EUR	1,625,000	C	UPC Holding BV, 8.625%, due 01/15/14	1,910,204
				45,563,569
			Mining: 1.1%
$1,925,000		C	Freeport-McMoRan Copper & Gold, Inc., 7.084%, due 04/01/15	1,846,345
	1,500,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,475,568
	3,475,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	3,440,250
				6,762,163
			Miscellaneous Manufacturing: 0.6%
	1,600,000	C, L	Actuant Corp., 6.875%, due 06/15/17	1,536,000
	2,000,000		Bombardier, Inc., 7.250%, due 11/15/16	2,541,072
				4,077,072
			Office/Business Equipment: 0.3%
	1,650,000	C	Xerox Corp., 7.125%, due 06/15/10	1,688,495
				1,688,495
			Oil & Gas: 2.3%
	450,000	C, L	Chesapeake Energy Corp., 6.625%, due 01/15/16	406,125
	1,500,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	1,376,250
	3,650,000	C	Chesapeake Energy Corp., 7.000%, due 08/15/14	3,431,000
	250,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	231,250
	337,000	#, C	Citic Resources Finance Ltd., 6.750%, due 05/15/14	256,963
	1,275,000	#, C	GAZ Capital SA, 8.146%, due 04/11/18	1,122,000
	1,575,000	C	OPTI Canada, Inc., 8.250%, due 12/15/14	1,417,500
	50,000	C	Plains Exploration & Production Co., 7.750%, due 06/15/15	46,250
	1,000,000		Quicksilver Resources, Inc., 7.750%, due 08/05/13	961,250
	5,800,000	&, #, C	SandRidge Energy, Inc., 8.625%, due 04/01/15	5,220,000
				14,468,588

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Oil & Gas Services: 0.6%
	$3,425,000	C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	$3,288,000
	485,000	C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	463,175
				3,751,175
			Packaging & Containers: 1.3%
	2,150,000	C	Berry Plastics Corp., 7.541%, due 02/15/15	1,924,250
	3,650,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	2,865,250
	2,125,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	2,082,500
	1,450,000	C	Norampac, Inc., 6.750%, due 06/01/13	1,094,750
				7,966,750
			Pipelines: 4.6%
	1,250,000	C, L	Colorado Interstate Gas Co., 5.950%, due 03/15/15	1,145,124
	750,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	686,250
	1,375,000	C, L	Dynegy Holdings, Inc., 7.125%, due 05/15/18	1,045,000
	2,550,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	2,167,500
	3,750,000	C	El Paso Corp., 7.000%, due 06/15/17	3,368,861
	150,000		El Paso Corp., 8.050%, due 10/15/30	130,833
	600,000	C	Enterprise Products Operating LP, 7.034%, due 01/15/68	484,506
	2,850,000	C, L	Enterprise Products Operating LP, 8.375%, due 08/01/66	2,645,541
	4,875,000	C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	4,216,875
	200,000	C	Knight, Inc., 5.150%, due 03/01/15	170,500
	800,000	#, C	NGPL PipeCo, LLC, 7.119%, due 12/15/17	760,554
	3,022,823	C, L	Roseton/Danskammer, 7.270%, due 11/08/10	3,054,955
	1,575,000	C, L	Roseton/Danskammer, 7.670%, due 11/08/16	1,432,220
	5,260,000	#, ±, C	SemGroup LP, Discount Note, due 11/15/15	552,300
	4,000,000	C	Sonat, Inc., 7.000%, due 02/01/18	3,527,180
	1,475,000	C	Sonat, Inc., 7.625%, due 07/15/11	1,500,127
	1,975,000	C	Williams Cos., Inc., 7.625%, due 07/15/19	1,948,896
	675,000	C	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	628,702
				29,465,924
			Real Estate: 0.8%
	1,150,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	925,750
	25,000	C, L	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	23,750
	475,000	C	Ventas Realty L.P./Ventas Capital Corp., 6.625%, due 10/15/14	458,375
	1,100,000	C	Ventas Realty LP, 6.750%, due 04/01/17	1,045,000
	2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	1,995,000
	810,000	C	Ventas Realty LP, 9.000%, due 05/01/12	848,475
				5,296,350
			Retail: 3.3%
	3,300,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	2,951,616
	500,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	465,877
	3,050,000		Albertsons, LLC, 7.750%, due 06/15/26	2,818,712
	300,000		Albertson’s, LLC, 6.570%, due 02/23/28	241,125
	2,900,000	C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,610,000
	3,560,000	C	Amerigas Partners LP, 7.250%, due 05/20/15	3,257,400
	2,650,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	808,250
	150,000	C	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	123,000
	3,520,000	C	Ferrellgas Partners LP, 8.750%, due 06/15/12	3,027,200
	3,350,000	#, C, L	Ferrellgas Partners-LP, 6.750%, due 05/01/14	2,747,000
	2,000,000	C, L	NPC International, Inc., 9.500%, due 05/01/14	1,650,000
	560,000	C	Suburban Propane Partners LP, 6.875%, due 12/15/13	498,400
				21,198,580
			Semiconductors: 1.3%
	4,110,000	C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	2,856,450
	1,925,000	&, C	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	1,222,375
	4,925,000	C	Sensata Technologies BV, 8.000%, due 05/01/14	4,186,250
				8,265,075
			Software: 1.4%
	128,640		First Data Corp., 5.550%, due 09/24/14	110,523
	1,871,360		First Data Corp., 5.950%, due 09/24/14	1,607,811
	8,825,000	#, C	First Data Corp., 9.875%, due 09/24/15	6,938,656
				8,656,990
			Telecommunications: 9.7%
	2,000,000		ALLTEL Communications, LLC, 6.289%, due 05/15/15	1,933,334
EUR	650,000	C	BCM Ireland Finance Ltd., 9.965%, due 08/15/16	702,314
	$120,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	101,400
	520,000	C, L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	470,600
	575,000	C, L	Citizens Communications Co., 6.250%, due 01/15/13	541,219
	3,475,000	C	Citizens Communications Co., 7.125%, due 03/15/19	2,780,000
	500,000	L	Citizens Communications Co., 7.450%, due 07/01/35	307,500
	1,950,000	C	Citizens Communications Co., 7.875%, due 01/15/27	1,472,250
	2,210,000	C	Citizens Communications Co., 9.000%, due 08/15/31	1,701,700
	1,127,209		Hawaiian Telcom Communications, Inc., 5.300%, due 06/01/14	785,290
	600,000	C, L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	123,000
	4,400,000	#, C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	4,026,000
	4,150,000		Nortel Networks Ltd., 7.041%, due 07/15/11	2,790,875
	4,275,000	C	Nortel Networks Ltd., 10.125%, due 07/15/13	2,746,688
	1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	830,500
	2,000,000	C	NTL Cable PLC, 9.125%, due 08/15/16	1,685,000
	1,825,000	C	Qwest Communications International, Inc., 6.304%, due 02/15/09	1,811,313
	1,725,000	C	Qwest Communications International, Inc., 7.250%, due 02/15/11	1,643,063
	6,328,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	5,505,360

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$2,450,000		Qwest Corp., 6.069%, due 06/15/13	$2,094,750
2,500,000	C	Qwest Corp., 7.500%, due 06/15/23	1,975,000
3,350,000	C	Qwest Corp., 8.875%, due 03/15/12	3,299,750
1,300,000	C	Sprint Capital Corp., 6.375%, due 05/01/09	1,274,176
3,915,000	C	Sprint Capital Corp., 6.900%, due 05/01/19	3,039,340
1,500,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	1,172,460
1,650,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	1,272,407
9,471		Telesat Canada, 5.580%, due 10/31/08	9,288
15,785		Telesat Canada, 5.890%, due 10/31/14	14,190
99,703		Telesat Canada, Inc., 5.670%, due 10/22/14	92,724
551,793		Telesat Canada, Inc., 5.790%, due 10/22/14	513,167
183,627		Telesat Canada, Inc., 5.800%, due 10/22/14	165,081
137,250		Telesat Canada, Inc., 5.810%, due 10/22/14	127,642
15,785		Telesat Canada, Inc., 6.000%, due 10/22/14	14,680
800,000	#, C, L	Telesat Canada/Telesat, LLC, 11.000%, due 11/01/15	644,000
600,000	#, C, L	Telesat Canada/Telesat, LLC, 12.500%, due 11/01/17	501,000
3,225,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	2,999,250
5,100,000	C	West Corp., 9.500%, due 10/15/14	3,927,000
599,062		Wind Acquisition Finance SA, 3.060%, due 12/21/11	594,818
1,200,000	#, C	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,182,000
4,750,000	C	Windstream Corp., 8.625%, due 08/01/16	4,405,625
			61,275,754
		Toys/Games/Hobbies: 0.2%
1,000,000		Mattel, Inc., 3.219%, due 06/15/09	997,440
			997,440
		Transportation: 0.2%
1,500,000	C	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,537,500
			1,537,500
		Total Corporate Bonds/Notes
		(Cost $683,531,147)	571,319,139
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.8%
		Federal Home Loan Mortgage Corporation##: 0.5%
1,000,000	L	5.000%, due 12/14/18	941,794
2,000,000	W	5.500%, due 10/15/35	1,987,344
			2,929,138
		Federal National Mortgage Association##: 25.2%
60,000,000	W	5.000%, due 10/15/33	58,471,860
15,000,000	W	5.000%, due 11/15/37	14,576,954
72,000,000	W	5.500%, due 10/15/35	71,808,768
6,853,288		5.500%, due 02/01/38	6,833,745
8,000,000	W	6.000%, due 03/25/38	8,103,752
			159,795,079
		Government National Mortgage Association: 0.1%
1,000,000	W	6.000%, due 10/01/32	1,014,844
			1,014,844
		Total U.S. Government Agency Obligations
		(Cost $162,835,982)	163,739,061
ASSET-BACKED SECURITIES: 0.7%
		Home Equity Asset-Backed Securities: 0.0%
300,000	C	MASTR Asset-Backed Securities Trust, 3.417%, due 11/25/36	120,859
			120,859
		Other Asset-Backed Securities: 0.7%
58,774	C	GSAMP Trust, 3.277%, due 12/25/36	54,149
69,999	C	Lehman XS Trust, 3.427%, due 04/25/46	42,048
2,200,000	C	Merrill Lynch First Franklin Mortgage Loan, 3.327%, due 07/25/37	1,388,895
1,427,118	#, C	Structured Asset Securities Corp., 3.357%, due 05/25/37	1,289,089
2,610,079	C	Structured Asset Securities Corp., 3.507%, due 06/25/35	1,752,832
			4,527,013
		Total Asset-Backed Securities
		(Cost $4,438,315)	4,647,872
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.3%
111,228	C	American Home Mortgage Assets, 3.397%, due 05/25/46	71,767
62,631	C	American Home Mortgage Assets, 3.397%, due 09/25/46	38,412
155,455	C	American Home Mortgage Assets, 3.417%, due 10/25/46	60,625
1,982,385	C	American Home Mortgage Assets, 3.775%, due 11/25/46	997,980
1,146,787	C	American Home Mortgage Assets, 6.250%, due 06/25/37	700,986
51,650	C	American Home Mortgage Investment Trust, 5.660%, due 09/25/45	35,203
87,809	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.474%, due 05/25/47	73,978
76,333	C	Chase Mortgage Finance Corp., 5.434%, due 03/25/37	65,404
180,744	C	Citigroup Commercial Mortgage Trust, 6.014%, due 09/25/37	126,426
232,496	C	Countrywide Alternative Loan Trust, 3.383%, due 12/20/46	141,761
90,544	C	Countrywide Alternative Loan Trust, 3.397%, due 09/25/46	50,200
69,543	C	Countrywide Alternative Loan Trust, 3.398%, due 07/20/46	42,933
28,440	C	Countrywide Alternative Loan Trust, 3.467%, due 06/25/35	15,966
55,371	C	Countrywide Alternative Loan Trust, 3.537%, due 11/20/35	35,452
3,314,995	C	Countrywide Alternative Loan Trust, 3.577%, due 02/25/37	1,476,108
43,464	C	Countrywide Alternative Loan Trust, 3.855%, due 12/25/35	26,558
616,064	C	Countrywide Alternative Loan Trust, 5.891%, due 11/25/35	443,192

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$78,115	C	Countrywide Alternative Loan Trust, 5.898%, due 02/25/37	$54,523
313,482	C	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	223,648
371,122	C	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	262,308
90,429	C	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	62,851
900,191	C	Countrywide Home Loan Mortgage Pass-through Trust, 3.547%, due 03/25/36	382,951
675,057	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.369%, due 10/20/35	445,948
500,000	C	Greenpoint Mortgage Funding Trust, 3.527%, due 09/25/46	112,504
74,247	C	GSR Mortgage Loan Trust, 5.178%, due 01/25/36	65,229
71,717	C	Harborview Mortgage Loan Trust, 3.210%, due 07/19/46	44,729
410,635	C	Harborview Mortgage Loan Trust, 3.705%, due 12/19/36	226,248
640,030	C	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	439,128
68,243	C	Indymac Index Mortgage Loan Trust, 3.397%, due 09/25/46	41,531
65,476	C	Indymac Index Mortgage Loan Trust, 3.407%, due 06/25/47	39,802
1,940,728	C	Indymac Index Mortgage Loan Trust, 5.647%, due 11/25/35	1,182,812
400,754	C	JP Morgan Alternative Loan Trust, 5.550%, due 10/25/36	313,753
732,259	C	JP Morgan Mortgage Trust, 4.872%, due 04/25/35	643,047
82,185	C	Luminent Mortgage Trust, 3.377%, due 12/25/36	50,208
47,416	C	MASTR Adjustable Rate Mortgages Trust, 3.417%, due 04/25/46	29,982
76,524	C	Merrill Lynch Mortgage-Backed Securities, 5.849%, due 04/25/37	54,760
17,720	C	Morgan Stanley Mortgage Loan Trust, 3.517%, due 01/25/35	11,091
1,366,054	C	Residential Accredit Loans, Inc., 3.537%, due 03/25/37	745,246
2,221,823	C	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,326,976
575,301	C	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	376,598
643,720	C	Structured Asset Mortgage Investments, Inc., 3.387%, due 09/25/47	399,626
80,007	C	Structured Asset Mortgage Investments, Inc., 3.397%, due 07/25/46	49,406
65,463	C	Structured Asset Mortgage Investments, Inc., 3.427%, due 05/25/46	40,333
4,600,000	C	Structured Asset Mortgage Investments, Inc., 3.427%, due 09/25/47	1,268,962
1,122,630	C	Suntrust Alternative Loan Trust, 3.557%, due 04/25/36	603,227
70,195		United Air Lines, Inc., 6.071%, due 03/01/13	69,143
84,548	C	Washington Mutual Alternative Mortgage Pass-through Certificates, 5.468%, due 02/25/37	71,107
74,846	C	Washington Mutual Mortgage Pass-through Certificates, 3.555%, due 02/25/47	39,418
79,385	C	Washington Mutual Mortgage Pass-through Certificates, 3.555%, due 03/25/47	41,836
80,108	C	Washington Mutual Mortgage Pass-through Certificates, 3.615%, due 04/25/47	46,350
71,179	C	Washington Mutual Mortgage Pass-through Certificates, 3.675%, due 12/25/46	37,716
83,252	C	Washington Mutual Mortgage Pass-through Certificates, 5.613%, due 12/25/36	65,364
85,064	C	Washington Mutual Mortgage Pass-through Certificates, 5.668%, due 05/25/37	77,017
80,134	C	Washington Mutual Mortgage Pass-through Certificates, 5.711%, due 02/25/37	59,172
78,564	C	Washington Mutual Mortgage Pass-through Certificates, 5.868%, due 02/25/37	66,330
66,265	C	Washington Mutual Mortgage Pass-through Certificates, 5.931%, due 09/25/36	51,580
77,629	C	Wells Fargo Mortgage-Backed Securities Trust, 5.594%, due 07/25/36	62,734
		Total Collateralized Mortgage Obligations
		(Cost $15,752,917)	14,588,145
MUNICIPAL BONDS: 0.1%
		California: 0.1%
600,000	C	Palomar Community College District, 4.750%, due 05/01/32	522,066
			522,066
		New Jersey: 0.0%
200,000	C	Tobacco Settlement Financing Corp., 5.000%, due 06/01/41	126,954
			126,954
		Puerto Rico: 0.0%
1,600,000	C, Z	Puerto Rico Sales Tax Financing Corp., 38.720%, due 08/01/54	84,192
			84,192
		Total Municipal Bonds
		(Cost $912,849)	733,212

Shares			Value
PREFERRED STOCK: 1.2%
		Auto Manufacturers: 0.2%
120,000	P	General Motors Corp.	$1,066,800
			1,066,800
		Banks: 0.8%
5,600		Bank of America Corp.	4,692,800
1,000		Wachovia Corp.	385,000
			5,077,800
		Diversified Financial Services: 0.1%
11,000	P	Citigroup, Inc.	451,000
			451,000
		Insurance: 0.0%
11,700	L	American International Group, Inc.	100,503
			100,503
		Mining: 0.1%
9,200		Freeport-McMoRan Copper & Gold, Inc. - Non Voting	781,172
			781,172
		Total Preferred Stock
		(Cost $11,441,409)	7,477,275

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Notional Amount				Value
POSITIONS IN PURCHASED OPTIONS: 1.8%
		Interest Rate Swaptions: 1.8%
$73,600,000		Call Swaption OTC - Barclays Bank PLC
		3-Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.250%-Exp 07/06/09		$1,155,234
177,400,000		Call Swaption OTC - Morgan Stanley Capital Services Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.250%-Exp 07/06/09		2,784,490
180,000,000		Call Swaption OTC - Barclays Bank PLC
		3-Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/08/09		3,806,235
20,900,000		Call Swaption OTC - Credit Suisse International
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/08/09		441,946
54,500,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3-month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 09/08/09		1,152,443
177,600,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.000%-Exp 09/18/09		2,104,144
		Total Purchased Options
		(Cost $1,667,220)		11,444,492
		Total Long-Term Investments
		(Cost $890,764,354)		781,417,847

Shares				Value
SHORT-TERM INVESTMENTS: 12.6%
		Commercial Paper: 0.1%
550,135		Tribune Co., 5.410%, due 05/30/09		$508,875
		Total Commercial Paper
		(Cost $508,875)		508,875
		Foreign Government Securities: 0.1%
550,000		UBS AG/Stamford Branch, 3.066%, due 03/17/09		547,960
		Total Foreign Government Securities
		(Cost $547,960)		547,960

		U.S. Treasury Bills: 2.1%
500,000		0.650%, due 12/26/08		499,218
7,700,000	L	1.520%, due 10/02/08		7,699,350
5,200,000	L	1.550%, due 10/09/08		5,197,931
		Total U.S. Treasury Bills
		(Cost $13,396,499)		13,396,499

		Securities Lending Collateral(cc): 10.3%
66,476,105		Bank of New York Mellon Corp. Institutional Cash Reserves		65,452,495
		Total Securities Lending Collateral
		(Cost $66,476,105)		65,452,495
		Total Short-Term Investments
		(Cost $80,929,439)		79,905,829
		Total Investments in Securities
		(Cost $971,693,793)*	135.8%	$861,323,676
		Other Assets and Liabilities - Net	(35.8)	(227,183,702)
		Net Assets	100.0%	$634,139,974

	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	*	Cost for federal income tax purposes is $977,284,316.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,069,995
		Gross Unrealized Depreciation		(122,030,635)
		Net Unrealized Depreciation		$(115,960,640)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$65,452,495	$—
Level 2 - Other Significant Observable Inputs	791,959,741	(15,509,030)
Level 3 - Significant Unobservable Inputs	3,911,440	(875,008)
Total	$861,323,676	$(16,384,038)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$7,080,084	$(199,688)
Net purchases/sales	20,560	142,800
Total realized and unrealized gain (loss)	(633,861)	(818,120)
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	(2,555,343)	—
Balance at 09/30/08	$3,911,440	$(875,008)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(1,313,734).

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazilian Real
BRL 17,892,775	BUY	12/2/08	9,514,903	9,279,674	$(235,229)
Brazilian Real
BRL 2,131,500	BUY	12/2/08	1,225,000	1,105,453	(119,547)
Brazilian Real
BRL 6,059,880	BUY	12/2/08	3,720,000	3,142,816	(577,184)
Brazilian Real
BRL 15,998,700	BUY	6/2/09	8,464,920	8,116,018	(348,902)
Chinese Yuan
CNY 3,352,700	BUY	7/15/09	520,000	482,924	(37,076)
Chinese Yuan
CNY 4,831,875	BUY	7/15/09	750,000	695,985	(54,015)
Chinese Yuan
CNY 1,465,812	BUY	7/15/09	228,000	211,136	(16,864)
Chinese Yuan
CNY 2,198,752	BUY	7/15/09	342,000	316,709	(25,291)
Chinese Yuan
CNY 1,476,592	BUY	7/15/09	229,000	212,689	(16,311)
Chinese Yuan
CNY 5,942,280	BUY	7/15/09	920,000	855,928	(64,072)
Chinese Yuan
CNY 4,962,192	BUY	7/15/09	760,000	714,756	(45,244)
British Pound
GBP 230,000	BUY	10/3/08	422,043	409,004	(13,039)
Indian Rupee
INR 82,404,480	BUY	11/12/08	2,056,000	1,754,348	(301,652)
Indian Rupee
INR 105,065,050	BUY	11/12/08	2,591,000	2,236,779	(354,221)
Indian Rupee
INR 41,470,096	BUY	11/12/08	1,021,431	882,876	(138,555)
Indian Rupee
INR 36,602,524	BUY	11/12/08	902,874	779,248	(123,626)
Malaysian Ringgit
MYR 4,007,810	BUY	11/12/08	1,241,000	1,169,278	(71,722)
Malaysian Ringgit
MYR 4,479,552	BUY	11/12/08	1,386,000	1,306,908	(79,092)
Malaysian Ringgit
MYR 4,472,100	BUY	11/12/08	1,382,411	1,304,734	(77,677)
Malaysian Ringgit
MYR 3,354,970	BUY	11/12/08	1,036,604	978,812	(57,792)
Malaysian Ringgit
MYR 2,560,936	BUY	11/12/08	786,359	747,153	(39,206)
Philippine Peso
PHP 73,000,000	BUY	11/12/08	1,653,080	1,552,105	(100,975)
Philippine Peso
PHP 73,000,000	BUY	11/12/08	1,640,449	1,552,105	(88,344)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Philippine Peso
PHP 4,700,000	BUY	2/6/09	104,282	99,815	$(4,467)
Philippine Peso
PHP 4,100,000	BUY	2/6/09	91,111	87,072	(4,039)
Philippine Peso
PHP 4,700,000	BUY	2/6/09	104,236	99,815	(4,421)
Philippine Peso
PHP 15,600,000	BUY	2/6/09	348,915	331,299	(17,616)
Philippine Peso
PHP 6,400,000	BUY	2/6/09	144,372	135,918	(8,454)
Philippine Peso
PHP 6,300,000	BUY	2/6/09	142,212	133,794	(8,418)
Philippine Peso
PHP 8,200,000	BUY	2/6/09	185,185	174,145	(11,040)
Philippine Peso
PHP 10,400,000	BUY	2/6/09	234,657	220,866	(13,791)
Philippine Peso
PHP 8,100,000	BUY	2/6/09	181,087	172,021	(9,066)
Philippine Peso
PHP 4,200,000	BUY	2/6/09	93,708	89,196	(4,512)
Philippine Peso
PHP 4,200,000	BUY	2/6/09	93,375	89,196	(4,179)
Philippine Peso
PHP 4,200,000	BUY	2/6/09	93,044	89,196	(3,848)
Philippine Peso
PHP 8,100,000	BUY	2/6/09	179,482	172,021	(7,461)
Philippine Peso
PHP 4,100,000	BUY	2/6/09	90,738	87,072	(3,666)
Philippine Peso
PHP 4,100,000	BUY	2/6/09	90,788	87,072	(3,716)
Philippine Peso
PHP 4,000,000	BUY	2/6/09	87,623	84,949	(2,674)
Philippine Peso
PHP 8,026,570	BUY	2/6/09	175,176	170,461	(4,715)
Philippine Peso
PHP 4,300,000	BUY	12/24/10	96,068	91,239	(4,829)
Russian Ruble
RUB 188,504,500	BUY	11/19/08	7,639,493	7,297,128	(342,365)
Russian Ruble
RUB 53,156,250	BUY	5/6/09	2,180,322	2,028,404	(151,918)
Russian Ruble
RUB 29,736,875	BUY	5/6/09	1,225,000	1,134,738	(90,262)
Singapore Dollar
SGD 1,087,648	BUY	11/21/08	800,000	758,624	(41,376)
Singapore Dollar
SGD 1,688,132	BUY	11/21/08	1,241,000	1,177,457	(63,543)
Singapore Dollar
SGD 585,048	BUY	11/21/08	433,000	408,066	(24,934)
Singapore Dollar
SGD 1,829,268	BUY	11/21/08	1,354,000	1,275,897	(78,103)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 1,666,188	BUY	11/21/08	1,240,000	1,162,151	$(77,849)
Singapore Dollar
SGD 1,080,000	BUY	12/24/10	800,000	758,294	(41,706)
					$(4,018,604)
Brazilian Real
BRL 1,304,637	SELL	12/2/08	725,000	676,620	$48,380
Brazilian Real
BRL 403,762	SELL	12/2/08	225,000	209,402	15,598
Brazilian Real
BRL 895,000	SELL	12/2/08	500,000	464,171	35,829
Brazilian Real
BRL 45,825	SELL	12/2/08	25,000	23,766	1,234
Brazilian Real
BRL 412,088	SELL	12/2/08	225,000	213,720	11,280
Brazilian Real
BRL 547,200	SELL	12/2/08	300,000	283,793	16,207
Brazilian Real
BRL 501,738	SELL	12/2/08	275,000	260,215	14,785
Brazilian Real
BRL 956,812	SELL	12/2/08	525,000	496,229	28,771
Brazilian Real
BRL 1,548,395	SELL	12/2/08	904,701	803,039	101,662
Brazilian Real
BRL 144,766	SELL	12/2/08	89,169	75,079	14,090
Brazilian Real
BRL 3,325,232	SELL	12/2/08	1,952,000	1,724,555	227,445
Brazilian Real
BRL 15,998,700	SELL	12/2/08	8,761,610	8,297,355	464,255
EU Euro
EUR 12,482,000	SELL	10/3/08	18,269,903	17,577,723	692,180
British Pound
GBP 3,215,000	SELL	11/3/08	5,840,690	5,729,939	110,751
Indian Rupee
INR 265,542,150	SELL	11/12/08	6,181,149	5,653,252	527,897
Malaysian Ringgit
MYR 2,737,980	SELL	11/12/08	795,000	798,805	(3,805)
Philippine Peso
PHP 41,473,040	SELL	2/6/09	868,000	880,769	(12,769)
Philippine Peso
PHP 4,300,000	SELL	12/24/10	88,972	91,239	(2,267)
Russian Ruble
RUB 130,869,648	SELL	11/19/08	5,616,000	5,066,046	549,954
Russian Ruble
RUB 19,867,050	SELL	11/19/08	795,000	769,066	25,934
Singapore Dollar
SGD 1,239,461	SELL	11/21/08	868,000	864,512	3,488
Singapore Dollar
SGD 1,080,000	SELL	12/24/10	758,789	758,294	495
					$2,871,394

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Aramark Services 8.500%, 02/01/15	Sell	4.500	09/20/13	USD	100,000	$(963)
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD	7,600,000	192,126
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	3.230	12/20/12	USD	7,500,000	(847,454)
Merrill Lynch International	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD	894,289	6,850
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,600,000	21,528
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	800,000	10,555
Deutsche Bank AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	13,600,000	215,108
Deutsche Bank AG	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	9,400,000	75,343
Goldman Sachs International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	2,500,000	40,958
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	2,400,000	39,567
Citibank N.A., New York	Celestica Inc. 7.625%, 07/01/13	Sell	4.350	09/20/13	USD	450,000	(8,044)
Goldman Sachs International	Community Health Systems 8.875%, 07/15/15	Sell	4.570	09/20/13	USD	2,300,000	(65,619)
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	4.550	09/20/13	USD	150,000	(13,132)
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	4.400	09/20/13	USD	100,000	(9,301)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	1.450	12/20/08	USD	4,000,000	(219,730)
Citibank N.A., New York	Forest Oil Corp. 7.750%, 05/14/10	Sell	2.250	12/20/12	USD	400,000	(15,387)
Citibank N.A., New York	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	09/20/13	USD	450,000	(44,148)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	6.700	12/20/12	USD	300,000	(145,709)
Citibank N.A., New York	General Motors 7.125%, 07/15/14	Sell	7.100	09/20/12	USD	4,000,000	(1,887,566)
Citibank N.A., New York	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	4.650	06/20/15	USD	300,000	(10,757)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	USD	340,000	(139,994)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	USD	1,900,000	(801,321)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	09/20/13	USD	8,000,000	(2,411,700)
Citibank N.A., New York	Goodyear Tire and Rubber 9.000%, 07/01/15	Sell	3.650	06/20/13	USD	500,000	(36,194)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	5.000	03/20/13	USD	2,700,000	(522,446)
Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	USD	225,000	(7,473)
Barclays Bank PLC	OJSC Russian Agricultural Bank Multiple LPN Obligations	Sell	0.760	02/20/09	USD	2,000,000	(47,783)
Barclays Bank PLC	OJSC Russian Agricultural Bank Multiple LPN Obligations	Sell	0.740	03/20/09	USD	1,500,000	(42,757)
Goldman Sachs International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	3.850	09/20/13	USD	1,700,000	(131,113)
Credit Suisse International	Sanmina-Sci Corp. 8.125%, 03/01/16	Sell	4.220	09/20/12	USD	350,000	(25,512)
Merrill Lynch International	Sanmina-Sci Corp. 8.125%, 03/01/16	Sell	6.430	06/20/13	USD	1,000,000	(17,315)
Barclays Bank PLC	Sprint Nextel Corp. 6.000%, 12/01/16	Sell	7.150	06/20/09	USD	1,600,000	48,316
Goldman Sachs International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD	500,000	(184,785)
Goldman Sachs International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD	900,000	(330,363)
Merrill Lynch International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD	450,000	(161,806)
Merrill Lynch International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD	850,000	(303,509)
Deutsche Bank AG	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	4.500	09/20/13	USD	2,350,000	(213,556)
							$(7,995,086)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	05/14/09	MXN	38,000,000	$(13,182)
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services Inc.	05/14/09	MXN	49,000,000	(16,998)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	06/17/10	USD	2,500,000	6,979
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	216,600,000	1,398,960
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/17/10	USD	9,200,000	(89,744)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	12/17/10	USD	18,500,000	(183,604)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/10	USD	47,600,000	274,849
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services Inc.	12/17/10	USD	9,200,000	(90,366)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/17/10	USD	63,600,000	381,867
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	10,500,000	60,225
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., London	03/18/11	GBP	17,400,000	221,614
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/11	GBP	14,800,000	212,873
Receive a fixed rate equal to 10.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	36,100,000	(1,457,858)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	$(212,591)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services Inc.	01/02/12	BRL	2,800,000	7,891
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(2,529,762)
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.750% Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	EUR	5,100,000	48,211
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/18	EUR	2,700,000	(37,612)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/18	USD	8,400,000	(285,764)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/28	USD	9,800,000	(586,408)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/28	USD	19,800,000	(884,447)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	1,300,000	(99,582)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/38	USD	5,700,000	(338,309)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	12/17/38	USD	8,800,000	(513,252)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/38	USD	6,600,000	(463,427)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	03/18/39	GBP	2,800,000	(178,720)
				$(5,368,157)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Total Return Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive positive total return on Motorola Inc. (MOT, 26,400 shs.) and Pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Motorola Inc. Counterparty: Merrill Lynch International	10/28/08	USD	197,208	$(20,637)
Receive positive total return on Sandridge Energy Inc. (SD, 36,400 shs.) and Pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Sandridge Energy Inc. Counterparty: Merrill Lynch International	10/28/08	USD	1,687,868	(1,039,542)
				$(1,060,179)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on September 30, 2008:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value
Call - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	07/06/09	USD	24,500,000	$683,550	$(1,093,615)
Call - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/09	USD	60,000,000	1,554,000	(3,239,590)
Call - OTC Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	5.150%	09/08/09	USD	5,800,000	179,655	(313,160)
Call - OTC Interest Rate Swap	Morgan Stanley Capital Services Inc.	3-Month USD-LIBOR	Receive	4.900%	07/06/09	USD	59,100,000	1,666,620	(2,638,068)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	09/18/09	USD	59,200,000	1,608,760	(1,910,097)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/09	USD	18,200,000	562,608	(982,676)
								$6,255,193	$(10,177,206)

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.1%
		Aerospace/Defense: 1.9%
45,970		United Technologies Corp.	$2,760,958
			2,760,958
		Apparel: 1.5%
26,955		VF Corp.	2,083,891
			2,083,891
		Auto Manufacturers: 2.3%
87,285		Paccar, Inc.	3,333,414
			3,333,414
		Auto Parts & Equipment: 2.1%
99,573		Johnson Controls, Inc.	3,020,049
			3,020,049
		Banks: 9.4%
86,909		Bank of America Corp.	3,041,815
13,586		Northern Trust Corp.	980,909
77,528		Regions Financial Corp.	744,269
23,299		SunTrust Bank	1,048,222
94,681		US Bancorp.	3,410,410
53,190		Wells Fargo & Co.	1,996,221
94,569		Whitney Holding Corp.	2,293,298
			13,515,144
		Beverages: 1.2%
13,122		Coca-Cola Co.	693,891
13,832		PepsiCo, Inc.	985,807
			1,679,698
		Chemicals: 6.3%
20,356		Air Products & Chemicals, Inc.	1,394,182
104,382		Dow Chemical Co.	3,317,255
41,598		EI Du Pont de Nemours & Co.	1,676,399
117,595		Valspar Corp.	2,621,193
			9,009,029
		Cosmetics/Personal Care: 2.1%
40,325		Colgate-Palmolive Co.	3,038,489
			3,038,489
		Distribution/Wholesale: 1.1%
39,613		Genuine Parts Co.	1,592,839
			1,592,839
		Diversified Financial Services: 0.5%
13,174		T. Rowe Price Group, Inc.	707,576
			707,576
		Electric: 8.1%
100,337		Duke Energy Corp.	1,748,874
26,085		Edison International	1,040,792
6,802		FirstEnergy Corp.	455,666
70,156		NSTAR	2,350,226
68,790		PG&E Corp.	2,576,186
7,908		PPL Corp.	292,754
42,972		Public Service Enterprise Group, Inc.	1,409,052
47,221		Southern Co.	1,779,759
			11,653,309
		Electrical Components & Equipment: 2.2%
77,406		Emerson Electric Co.	3,157,391
			3,157,391
		Entertainment: 1.9%
105,294	@	Cedar Fair LP	2,180,639
37,064		Regal Entertainment Group	584,870
			2,765,509
		Environmental Control: 1.1%
40,094		Mine Safety Appliances Co.	1,528,383
			1,528,383
		Food: 11.3%
66,920		Campbell Soup Co.	2,583,112
35,058		General Mills, Inc.	2,409,186
44,968		Hershey Co.	1,778,035
66,542		HJ Heinz Co.	3,325,104
13,584		JM Smucker Co.	688,573
23,448		Kellogg Co.	1,315,433
89,593		Kraft Foods, Inc.	2,934,171
14,006		WM Wrigley Jr. Co.	1,112,076
			16,145,690
		Forest Products & Paper: 1.0%
24,413		Weyerhaeuser Co.	1,478,940
			1,478,940
		Gas: 0.9%
42,599		AGL Resources, Inc.	1,336,757
			1,336,757

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
	Hand/Machine Tools: 0.5%
13,362	Snap-On, Inc.	$703,643
		703,643
	Household Products/Wares: 1.1%
24,942	Clorox Co.	1,563,614
		1,563,614
	Insurance: 4.0%
54,445	Chubb Corp.	2,989,031
47,891	Lincoln National Corp.	2,050,214
13,593	Travelers Cos., Inc.	614,404
		5,653,649
	Iron/Steel: 0.7%
24,912	Nucor Corp.	984,024
		984,024
	Machinery - Diversified: 0.7%
28,208	Gorman-Rupp Co.	1,064,006
		1,064,006
	Media: 1.8%
53,067	CBS Corp. - Class B	773,717
21,434	McGraw-Hill Cos., Inc.	677,529
73,342	New York Times Co.	1,048,057
		2,499,303
	Metal Fabricate/Hardware: 0.9%
46,282	Timken Co.	1,312,095
		1,312,095
	Mining: 3.5%
130,833	Alcoa, Inc.	2,954,209
29,319	Compass Minerals International, Inc.	1,536,022
18,370	Teck Cominco Ltd.	534,934
		5,025,165
	Miscellaneous Manufacturing: 0.1%
6,500	General Electric Co.	165,750
		165,750
	Oil & Gas: 10.0%
36,405	Chevron Corp.	3,002,684
41,128	ConocoPhillips	3,012,626
60,392	Equitable Resources, Inc.	2,215,179
19,000	Marathon Oil Corp.	757,530
90,326	Questar Corp.	3,696,140
28,282	Royal Dutch Shell PLC ADR - Class A	1,668,921
		14,353,080
	Pharmaceuticals: 5.6%
42,086	Abbott Laboratories	2,423,312
31,130	Eli Lilly & Co.	1,370,654
56,178	Merck & Co., Inc.	1,772,978
131,534	Pfizer, Inc.	2,425,487
		7,992,431
	Pipelines: 1.2%
72,085	Spectra Energy Corp.	1,715,623
		1,715,623
	Retail: 0.6%
13,805	McDonald’s Corp.	851,769
		851,769
	Semiconductors: 2.1%
66,954	Applied Materials, Inc.	1,013,014
66,015	Microchip Technology, Inc.	1,942,821
		2,955,835
	Telecommunications: 4.4%
52,786	AT&T, Inc.	1,473,785
15,277	Embarq Corp.	619,482
129,204	Frontier Communications Corp.	1,485,846
46,587	Verizon Communications, Inc.	1,494,977
117,744	Windstream Corp.	1,288,119
		6,362,209
	Total Common Stock
	(Cost $150,778,701)	132,009,262
REAL ESTATE INVESTMENT TRUSTS: 5.3%
	Apartments: 1.0%
30,637	Equity Residential	1,360,589
		1,360,589
	Diversified: 1.2%
46,947	Liberty Property Trust	1,767,555
		1,767,555
	Forest Products & Paper: 1.4%
40,260	Plum Creek Timber Co., Inc.	2,007,364
		2,007,364
	Shopping Centers: 1.7%
29,968	Developers Diversified Realty Corp.	949,686
38,849	Kimco Realty Corp.	1,435,082
		2,384,768
	Total Real Estate Investment Trusts
	(Cost $7,355,860)	7,520,276
	Total Long-Term Investments
	(Cost $158,134,561)	139,529,538

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 2.6%
3,759,605		ING Institutional Prime Money Market Fund - Class I		$3,759,605
		Total Short-Term Investments
		(Cost $3,759,605)		3,759,605

		Total Investments in Securities
		(Cost $161,894,166)*	100.0%	$143,289,143
		Other Assets and Liabilities - Net	0.0	68,957
		Net Assets	100.0%	$143,358,100

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $162,272,863.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,749,308
		Gross Unrealized Depreciation		(23,733,028)
		Net Unrealized Depreciation		$(18,983,720)

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$143,289,143	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$143,289,143	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 3.2%
20,885		General Dynamics Corp.	$1,537,554
27,533		United Technologies Corp.	1,653,632
			3,191,186
		Apparel: 0.6%
22,612	@	Coach, Inc.	566,204
			566,204
		Auto Manufacturers: 1.9%
48,534		Paccar, Inc.	1,853,513
			1,853,513
		Auto Parts & Equipment: 2.2%
8,214		BorgWarner, Inc.	269,173
62,406		Johnson Controls, Inc.	1,892,774
			2,161,947
		Banks: 5.4%
16,491		Bank of America Corp.	577,185
11,213		Bank of New York Mellon Corp.	365,320
18,774		SunTrust Bank	844,642
40,174		US Bancorp.	1,447,067
39,627		Wells Fargo & Co.	1,487,201
15,423		Zions Bancorp.	596,870
			5,318,285
		Beverages: 2.8%
15,631		Coca-Cola Co.	826,567
27,007		PepsiCo, Inc.	1,924,789
			2,751,356
		Chemicals: 2.9%
8,180		Air Products & Chemicals, Inc.	560,248
20,634		Dow Chemical Co.	655,749
11,717		Ecolab, Inc.	568,509
17,072		EI Du Pont de Nemours & Co.	688,002
5,367		Praxair, Inc.	385,029
			2,857,537
		Commercial Services: 0.9%
19,982		Automatic Data Processing, Inc.	854,231
			854,231
		Computers: 3.3%
30,575	@	Dell, Inc.	503,876
8,168	@	DST Systems, Inc.	457,326
22,275	@	EMC Corp.	266,409
44,879		Hewlett-Packard Co.	2,075,205
			3,302,816
		Cosmetics/Personal Care: 2.3%
23,146		Colgate-Palmolive Co.	1,744,051
9,704		Estee Lauder Cos., Inc.	484,327
			2,228,378
		Diversified Financial Services: 2.6%
18,468		American Express Co.	654,321
6,948		Franklin Resources, Inc.	612,327
7,820		JPMorgan Chase & Co.	365,194
17,681		T. Rowe Price Group, Inc.	949,647
			2,581,489
		Electric: 1.3%
2,370		FirstEnergy Corp.	158,766
3,172		PPL Corp.	117,427
12,247		Public Service Enterprise Group, Inc.	401,579
17,147		Southern Co.	646,270
			1,324,042
		Electrical Components & Equipment: 0.8%
18,329		Emerson Electric Co.	747,640
			747,640
		Food: 7.8%
26,347		Campbell Soup Co.	1,016,994
14,679		General Mills, Inc.	1,008,741
30,733		Hershey Co.	1,215,183
24,464		HJ Heinz Co.	1,222,466
10,760		Kellogg Co.	603,636
41,368		Kraft Foods, Inc.	1,354,802
9,810		Nestle SA	423,964
27,073		Sysco Corp.	834,661
			7,680,447
		Healthcare - Products: 6.5%
25,099		Becton Dickinson & Co.	2,014,446
15,924		CR Bard, Inc.	1,510,710
18,123		Medtronic, Inc.	907,962

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
24,912	@	St. Jude Medical, Inc.	$1,083,423
14,182	@	Zimmer Holdings, Inc.	915,590
			6,432,131
		Household Products/Wares: 0.3%
4,288		Clorox Co.	268,815
			268,815
		Insurance: 3.4%
3,734		Aflac, Inc.	219,373
39,063		Chubb Corp.	2,144,555
17,364		Metlife, Inc.	972,384
			3,336,312
		Machinery - Construction & Mining: 1.1%
17,600		Caterpillar, Inc.	1,048,960
			1,048,960
		Machinery - Diversified: 1.7%
26,143		Deere & Co.	1,294,079
10,808		Rockwell Automation, Inc.	403,571
			1,697,650
		Media: 4.4%
23,724		John Wiley & Sons, Inc.	959,636
50,565		McGraw-Hill Cos., Inc.	1,598,360
85,364		Reed Elsevier NV	1,266,371
15,745		Walt Disney Co.	483,214
			4,307,581
		Mining: 4.1%
47,018		Alcoa, Inc.	1,061,666
10,532		Freeport-McMoRan Copper & Gold, Inc.	598,744
26,162		Rio Tinto PLC	1,641,900
16,264		Teck Cominco Ltd.	473,608
7,676		Xstrata PLC	239,218
			4,015,136
		Miscellaneous Manufacturing: 2.2%
10,668		3M Co.	728,731
25,633		General Electric Co.	653,642
4,993		Honeywell International, Inc.	207,459
5,463		Illinois Tool Works, Inc.	242,830
6,635		Parker Hannifin Corp.	351,655
			2,184,317
		Office/Business Equipment: 1.1%
30,165		Canon, Inc. ADR	1,138,729
			1,138,729
		Oil & Gas: 8.2%
18,219		Apache Corp.	1,899,877
40,516		Chevron Corp.	3,341,760
16,611		ExxonMobil Corp.	1,290,010
23,929		Marathon Oil Corp.	954,049
10,725		Royal Dutch Shell PLC ADR - Class A	632,882
			8,118,578
		Pharmaceuticals: 7.5%
26,083		Abbott Laboratories	1,501,859
16,449	@	Barr Pharmaceuticals, Inc.	1,074,120
18,480		Eli Lilly & Co.	813,674
15,834		Merck & Co., Inc.	499,721
46,344		Pfizer, Inc.	854,583
2,037		Roche Holding AG	318,876
8,192		Roche Holding Ltd. ADR	637,460
58,468		Schering-Plough Corp.	1,079,904
12,312		Teva Pharmaceutical Industries Ltd. ADR	563,766
			7,343,963
		Retail: 6.8%
19,758		CVS Caremark Corp.	665,054
17,231		JC Penney Co., Inc.	574,482
37,869		Lowe’s Cos., Inc.	897,117
31,262		Nordstrom, Inc.	900,971
17,387		Staples, Inc.	391,208
37,175		Target Corp.	1,823,434
47,596		Walgreen Co.	1,473,572
			6,725,838
		Semiconductors: 2.7%
39,566		Applied Materials, Inc.	598,634
57,687		Intel Corp.	1,080,478
44,596		Texas Instruments, Inc.	958,814
			2,637,926
		Software: 1.2%
20,416	@	Adobe Systems, Inc.	805,820
8,290	@	Fiserv, Inc.	392,283
			1,198,103
		Telecommunications: 4.2%
43,994		AT&T, Inc.	1,228,312
29,901	@	Cisco Systems, Inc.	674,567
19,465		Corning, Inc.	304,433
66,576		Nokia OYJ ADR	1,241,642

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
	Telecommunications (continued)
16,484	Verizon Communications, Inc.		$528,972
14,353	Windstream Corp.		157,022
			4,134,948
	Transportation: 5.5%
12,357	Burlington Northern Santa Fe Corp.		1,142,158
20,567	Canadian National Railway Co.		983,720
49,220	Norfolk Southern Corp.		3,258,856
			5,384,734
	Total Common Stock
	(Cost $97,537,328)		97,392,792
SHORT-TERM INVESTMENTS: 0.7%

	Affiliated Mutual Fund: 0.7%
641,303	ING Institutional Prime Money Market Fund - Class I		641,303

	Total Short-Term Investments
	(Cost $641,303)		641,303
	Total Investments in Securities
	(Cost $98,178,631)*	99.6%	$98,034,095
	Other Assets and Liabilities - Net	0.4	406,476
	Net Assets	100.0%	$98,440,571

@	Non-income producing security
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $98,487,230.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$9,986,157
	Gross Unrealized Depreciation	(10,439,292)
	Net Unrealized Depreciation	$(453,135)

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$94,143,766	$—
Level 2 - Other Significant Observable Inputs	3,890,329	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$98,034,095	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Advertising: 2.6%
3,613,766	@, L	Interpublic Group of Cos., Inc.	$28,006,684
			28,006,684
		Agriculture: 1.6%
242,762		Lorillard, Inc.	17,272,516
			17,272,516
		Banks: 3.7%
166,500		City National Corp.	9,040,950
403,966		Keycorp.	4,823,354
300,486	L	Marshall & Ilsley Corp.	6,054,793
188,813		PNC Financial Services Group, Inc.	14,104,331
135,155	L	Zions Bancorp.	5,230,499
			39,253,927
		Beverages: 1.0%
229,263		Molson Coors Brewing Co.	10,718,045
			10,718,045
		Chemicals: 2.3%
80,900	L	Agrium, Inc.	4,536,872
153,300		Air Products & Chemicals, Inc.	10,499,517
203,100		Dow Chemical Co.	6,454,518
67,878		International Flavors & Fragrances, Inc.	2,678,466
			24,169,373
		Coal: 0.4%
107,700		Massey Energy Co.	3,841,659
			3,841,659
		Commercial Services: 2.3%
716,815		Equifax, Inc.	24,694,277
			24,694,277
		Computers: 6.9%
539,383	@	Computer Sciences Corp.	21,677,803
647,200	@	Dell, Inc.	10,665,856
930,410	@	NCR Corp.	20,515,541
1,053,530	@	Teradata Corp.	20,543,835
			73,403,035
		Cosmetics/Personal Care: 1.8%
394,705		Estee Lauder Cos., Inc.	19,699,727
			19,699,727
		Distribution/Wholesale: 2.3%
283,220		WW Grainger, Inc.	24,631,643
			24,631,643
		Diversified Financial Services: 5.1%
34,300		CME Group, Inc.	12,742,793
96,800		Franklin Resources, Inc.	8,530,984
364,083		Lazard Ltd.	15,568,189
458,499		Legg Mason, Inc.	17,450,472
			54,292,438
		Electric: 7.0%
337,099		American Electric Power Co., Inc.	12,482,776
377,577		Edison International	15,065,322
188,814		FirstEnergy Corp.	12,648,650
268,800	@	NRG Energy, Inc.	6,652,800
539,382		NSTAR	18,069,297
290,526		Public Service Enterprise Group, Inc.	9,526,348
			74,445,193
		Electrical Components & Equipment: 0.7%
94,400	@	Energizer Holdings, Inc.	7,603,920
			7,603,920
		Engineering & Construction: 1.0%
672,019		KBR, Inc.	10,261,730
			10,261,730
		Environmental Control: 2.8%
215,739		Republic Services, Inc.	6,467,855
755,098		Waste Management, Inc.	23,778,036
			30,245,891
		Food: 3.2%
150,400		JM Smucker Co.	7,623,776
323,611		Kroger Co.	8,892,830
760,289		Safeway, Inc.	18,034,055
			34,550,661
		Gas: 1.9%
404,545		Sempra Energy	20,417,386
			20,417,386
		Healthcare - Products: 1.7%
297,789		Cooper Cos., Inc.	10,351,146
127,900	@	Zimmer Holdings, Inc.	8,257,224
			18,608,370

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.6%
202,872		Aetna, Inc.	$7,325,708
282,100		Cigna Corp.	9,585,758
			16,911,466
		Home Builders: 0.8%
647,225		D.R. Horton, Inc.	8,426,870
			8,426,870
		Household Products/Wares: 2.8%
404,525		Avery Dennison Corp.	17,993,272
215,756		Fortune Brands, Inc.	12,375,764
			30,369,036
		Insurance: 9.8%
579,861		AON Corp.	26,070,551
256,210		Lincoln National Corp.	10,968,350
782,116		Progressive Corp.	13,608,818
338,143		RenaissanceRe Holdings Ltd.	17,583,436
1,447,007		UnumProvident Corp.	36,319,876
			104,551,031
		Lodging: 1.0%
378,300	@, L	MGM Mirage	10,781,550
			10,781,550
		Media: 3.0%
783,875		CBS Corp. - Class B	11,428,898
432,618	@	Viacom - Class B	10,746,231
312,420		Walt Disney Co.	9,588,170
			31,763,299
		Mining: 1.0%
80,361		Freeport-McMoRan Copper & Gold, Inc.	4,568,523
161,798		Newmont Mining Corp.	6,271,290
			10,839,813
		Office/Business Equipment: 1.5%
1,402,332		Xerox Corp.	16,168,888
			16,168,888
		Oil & Gas: 3.6%
72,150		Devon Energy Corp.	6,580,080
161,800		ENSCO International, Inc.	9,324,534
242,690		Marathon Oil Corp.	9,676,050
323,629		Questar Corp.	13,242,899
			38,823,563
		Oil & Gas Services: 0.5%
197,206	@	Weatherford International Ltd.	4,957,759
			4,957,759
		Packaging & Containers: 2.2%
593,309		Ball Corp.	23,429,772
			23,429,772
		Pharmaceuticals: 6.1%
243,350	@	Barr Pharmaceuticals, Inc.	15,890,755
189,000		Cardinal Health, Inc.	9,313,920
361,595	@	Forest Laboratories, Inc.	10,225,907
1,025,431		Omnicare, Inc.	29,501,650
			64,932,232
		Pipelines: 1.6%
1,357,330		El Paso Corp.	17,319,531
			17,319,531
		Retail: 2.6%
79,800		Abercrombie & Fitch Co.	3,148,110
593,303		Gap, Inc.	10,548,927
215,665		JC Penney Co., Inc.	7,190,271
53,300		Limited Brands, Inc.	923,156
377,635		Liz Claiborne, Inc.	6,204,543
			28,015,007
		Savings & Loans: 2.5%
658,000		New York Community Bancorp., Inc.	11,047,820
809,095		People’s United Financial, Inc.	15,575,079
			26,622,899
		Semiconductors: 2.1%
295,150		Analog Devices, Inc.	7,777,203
633,765		Applied Materials, Inc.	9,588,864
269,774		National Semiconductor Corp.	4,642,811
			22,008,878
		Total Common Stock
		(Cost $1,078,345,375)	972,038,069
REAL ESTATE INVESTMENT TRUSTS: 5.0%
		Apartments: 0.7%
161,800		Equity Residential	7,185,538
			7,185,538
		Diversified: 0.7%
83,000		Vornado Realty Trust	7,548,850
			7,548,850
		Mortgage: 1.4%
1,132,716		Annaly Capital Management, Inc.	15,235,030
			15,235,030

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Office Property: 0.7%
74,580		Boston Properties, Inc.		$6,985,163
				6,985,163
		Storage: 1.0%
107,830		Public Storage, Inc.		10,676,248
				10,676,248
		Warehouse/Industrial: 0.5%
130,510		Prologis		5,386,148
				5,386,148
		Total Real Estate Investment Trusts
		(Cost $54,349,331)		53,016,977
		Total Long-Term Investments
		(Cost $1,132,694,706)		1,025,055,046
SHORT-TERM INVESTMENTS 6.3%:
		Affiliated Mutual Fund: 4.4%
47,220,844		ING Institutional Prime Money Market Fund - Class I		47,220,844
		Total Mutual Fund
		(Cost $47,220,844)		47,220,844

Principal Amount				Value
		Securities Lending Collateral(cc): 1.9%
$20,551,501		Bank of New York Mellon Corp. Institutional Cash Reserves		$20,363,936
		Total Securities Lending Collateral
		(Cost $20,551,501)		20,363,936
		Total Short-Term Investments
		(Cost $67,772,345)		67,584,780
		Total Investments in Securities
		(Cost $1,200,467,051)*	102.3%	$1,092,639,826
		Other Assets and Liabilities - Net	(2.3)	(24,588,106)
		Net Assets	100.0%	$1,068,051,720

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $1,216,235,677.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$16,945,442
		Gross Unrealized Depreciation		(140,541,293)
		Net Unrealized Depreciation		$(123,595,851)

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,092,639,826	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,092,639,826	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Advertising: 0.2%
20,125	@, L	Interpublic Group of Cos., Inc.	$155,969
13,462		Omnicom Group	519,095
			675,064
		Aerospace/Defense: 2.3%
31,182		Boeing Co.	1,788,288
16,751		General Dynamics Corp.	1,233,209
5,319		Goodrich Corp.	221,270
5,090		L-3 Communications Holdings, Inc.	500,449
14,057		Lockheed Martin Corp.	1,541,631
14,190		Northrop Grumman Corp.	859,063
17,537		Raytheon Co.	938,405
6,748		Rockwell Collins, Inc.	324,511
40,686		United Technologies Corp.	2,443,601
			9,850,427
		Agriculture: 1.8%
86,792		Altria Group, Inc.	1,721,953
27,180		Archer-Daniels-Midland Co.	595,514
7,306		Lorillard, Inc.	519,822
86,892		Philip Morris International, Inc.	4,179,505
7,172		Reynolds American, Inc.	348,703
6,236		UST, Inc.	414,943
			7,780,440
		Airlines: 0.1%
30,952		Southwest Airlines Co.	449,114
			449,114
		Apparel: 0.5%
14,215	@	Coach, Inc.	355,944
3,491	L	Jones Apparel Group, Inc.	64,618
16,570	L	Nike, Inc.	1,108,533
2,400		Polo Ralph Lauren Corp.	159,936
3,651		VF Corp.	282,259
			1,971,290
		Auto Manufacturers: 0.3%
95,368	@, L	Ford Motor Co.	495,914
23,881	L	General Motors Corp.	225,675
15,299	L	Paccar, Inc.	584,269
			1,305,858
		Auto Parts & Equipment: 0.2%
10,162	@, L	Goodyear Tire & Rubber Co.	155,580
25,046		Johnson Controls, Inc.	759,645
			915,225
		Banks: 5.4%
192,263		Bank of America Corp.	6,729,205
48,262		Bank of New York Mellon Corp.	1,572,376
23,143		BB&T Corp.	874,805
15,856	L	Capital One Financial Corp.	808,656
6,389	L	Comerica, Inc.	209,495
24,339		Fifth Third Bancorp.	289,634
8,455	L	First Horizon National Corp.	79,139
15,462	L	Huntington Bancshares, Inc.	123,541
20,852	L	Keycorp.	248,973
3,206	L	M&T Bank Corp.	286,136
10,940	L	Marshall & Ilsley Corp.	220,441
32,100	L	National City Corp.	56,175
9,323		Northern Trust Corp.	673,121
14,558		PNC Financial Services Group, Inc.	1,087,483
29,254	L	Regions Financial Corp.	280,838
18,169		State Street Corp.	1,033,453
14,900	L	SunTrust Bank	670,351
73,393		US Bancorp.	2,643,616
90,951	L	Wachovia Corp.	318,329
139,482		Wells Fargo & Co.	5,234,759
4,788	L	Zions Bancorp.	185,296
			23,625,822
		Beverages: 2.8%
30,300		Anheuser-Busch Cos., Inc.	1,965,864
3,335		Brown-Forman Corp.	239,486
83,747		Coca-Cola Co.	4,428,541
13,412		Coca-Cola Enterprises, Inc.	224,919
8,165	@, L	Constellation Brands, Inc.	175,221
6,386		Molson Coors Brewing Co.	298,546
5,797		Pepsi Bottling Group, Inc.	169,098
66,019		PepsiCo, Inc.	4,705,174
			12,206,849

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Biotechnology: 1.7%
44,559	@	Amgen, Inc.	$2,641,012
12,270	@	Biogen Idec, Inc.	617,058
19,160	@	Celgene Corp.	1,212,445
11,286	@	Genzyme Corp.	912,925
38,800	@	Gilead Sciences, Inc.	1,768,504
2,299	@, L	Millipore Corp.	158,171
			7,310,115
		Building Materials: 0.1%
15,184		Masco Corp.	272,401
			272,401
		Chemicals: 2.1%
8,915		Air Products & Chemicals, Inc.	610,588
2,359		Ashland, Inc.	68,977
2,400		CF Industries Holdings, Inc.	219,504
38,978		Dow Chemical Co.	1,238,721
3,213		Eastman Chemical Co.	176,908
7,400		Ecolab, Inc.	359,048
38,043		EI Du Pont de Nemours & Co.	1,533,133
4,776		Hercules, Inc.	94,517
3,343		International Flavors & Fragrances, Inc.	131,915
23,159		Monsanto Co.	2,292,278
6,874		PPG Industries, Inc.	400,892
13,238		Praxair, Inc.	949,694
5,200		Rohm & Haas Co.	364,000
4,161		Sherwin-Williams Co.	237,843
5,294		Sigma-Aldrich Corp.	277,511
			8,955,529
		Coal: 0.2%
7,695	L	Consol Energy, Inc.	353,124
3,600		Massey Energy Co.	128,412
11,420		Peabody Energy Corp.	513,900
			995,436
		Commercial Services: 1.1%
4,526	@	Apollo Group, Inc. - Class A	268,392
21,446		Automatic Data Processing, Inc.	916,817
5,127	@, L	Convergys Corp.	75,777
5,406		Equifax, Inc.	186,237
13,818		H&R Block, Inc.	314,360
3,000		Mastercard, Inc.	531,990
11,606		McKesson Corp.	624,519
5,250	@, L	Monster Worldwide, Inc.	78,278
8,339	L	Moody’s Corp.	283,526
13,500	L	Paychex, Inc.	445,905
6,549		Robert Half International, Inc.	162,088
8,887		RR Donnelley & Sons Co.	217,998
8,300		Total System Services, Inc.	136,120
30,691		Western Union Co.	757,147
			4,999,154
		Computers: 4.5%
4,147	@	Affiliated Computer Services, Inc.	209,963
37,369	@	Apple, Inc.	4,247,361
12,300	@	Cognizant Technology Solutions Corp.	280,809
6,379	@	Computer Sciences Corp.	256,372
73,516	@	Dell, Inc.	1,211,544
87,272	@	EMC Corp.	1,043,773
103,184		Hewlett-Packard Co.	4,771,228
57,155		International Business Machines Corp.	6,684,849
3,721	@, L	Lexmark International, Inc.	121,193
13,826	@	NetApp, Inc.	252,048
9,525	@, L	Sandisk Corp.	186,214
31,736	@, L	Sun Microsystems, Inc.	241,194
7,500	@	Teradata Corp.	146,250
15,159	@	Unisys Corp.	41,687
			19,694,485
		Cosmetics/Personal Care: 2.6%
17,903		Avon Products, Inc.	744,228
21,275		Colgate-Palmolive Co.	1,603,071
4,885	L	Estee Lauder Cos., Inc.	243,810
127,927		Procter & Gamble Co.	8,915,233
			11,506,342
		Distribution/Wholesale: 0.2%
5,400	L	Fastenal Co.	266,706
6,867		Genuine Parts Co.	276,122
2,750	L	WW Grainger, Inc.	239,168
			781,996
		Diversified Financial Services: 5.6%
48,874		American Express Co.	1,731,606
9,158		Ameriprise Financial, Inc.	349,836
39,343		Charles Schwab Corp.	1,022,918
11,985	L	CIT Group, Inc.	83,416
229,501		Citigroup, Inc.	4,707,066
2,870		CME Group, Inc.	1,066,234
20,188		Discover Financial Services	278,998
22,607	@, L	E*Trade Financial Corp.	63,300

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,679	L	Federated Investors, Inc.	$106,139
6,419		Franklin Resources, Inc.	565,706
18,303		Goldman Sachs Group, Inc.	2,342,784
3,200	@	IntercontinentalExchange, Inc.	258,176
16,300		Invesco Ltd.	341,974
6,732	L	Janus Capital Group, Inc.	163,453
155,071		JPMorgan Chase & Co.	7,241,816
5,945		Legg Mason, Inc.	226,267
64,574		Merrill Lynch & Co., Inc.	1,633,722
46,776		Morgan Stanley	1,075,848
11,200	L	NYSE Euronext	438,816
19,663	@	SLM Corp.	242,641
10,910	L	T. Rowe Price Group, Inc.	585,976
			24,526,692
		Electric: 3.2%
28,363	@	AES Corp.	331,563
7,076		Allegheny Energy, Inc.	260,185
8,909		Ameren Corp.	347,718
16,973		American Electric Power Co., Inc.	628,510
9,497	L	CMS Energy Corp.	118,428
11,500		Consolidated Edison, Inc.	494,040
7,537	L	Constellation Energy Group, Inc.	183,149
24,470	L	Dominion Resources, Inc.	1,046,827
6,869		DTE Energy Co.	275,584
53,343	L	Duke Energy Corp.	929,768
21,324	@	Dynegy, Inc. - Class A	76,340
13,702		Edison International	546,710
8,086		Entergy Corp.	719,735
27,748		Exelon Corp.	1,737,580
12,821		FirstEnergy Corp.	858,879
17,186		FPL Group, Inc.	864,456
3,194	L	Integrys Energy Group, Inc.	159,508
8,500		Pepco Holdings, Inc.	194,735
15,133		PG&E Corp.	566,731
4,291		Pinnacle West Capital Corp.	147,653
15,793		PPL Corp.	584,657
11,011		Progress Energy, Inc.	474,904
21,420		Public Service Enterprise Group, Inc.	702,362
32,456	L	Southern Co.	1,223,267
8,971	L	TECO Energy, Inc.	141,114
18,837		Xcel Energy, Inc.	376,552
			13,990,955
		Electrical Components & Equipment: 0.3%
32,693		Emerson Electric Co.	1,333,547
5,970		Molex, Inc.	134,027
			1,467,574
		Electronics: 0.7%
15,022	@	Agilent Technologies, Inc.	445,553
7,300		Amphenol Corp.	293,022
7,163		Applied Biosystems, Inc.	245,333
8,835		Jabil Circuit, Inc.	84,286
5,019		PerkinElmer, Inc.	125,324
17,703	@, L	Thermo Electron Corp.	973,665
19,875		Tyco Electronics Ltd.	549,743
4,191	@	Waters Corp.	243,832
			2,960,758
		Engineering & Construction: 0.2%
7,518		Fluor Corp.	418,753
5,200	@	Jacobs Engineering Group, Inc.	282,412
			701,165
		Entertainment: 0.0%
13,030		International Game Technology	223,855
			223,855
		Environmental Control: 0.2%
14,282	@	Allied Waste Industries, Inc.	158,673
20,686		Waste Management, Inc.	651,402
			810,075
		Food: 2.1%
8,900		Campbell Soup Co.	343,540
19,100		ConAgra Foods, Inc.	371,686
6,420	@	Dean Foods Co.	149,971
14,157		General Mills, Inc.	972,869
7,004	L	Hershey Co.	276,938
13,181		HJ Heinz Co.	658,655
10,580		Kellogg Co.	593,538
64,000		Kraft Foods, Inc.	2,096,000
27,592		Kroger Co.	758,228
5,468		McCormick & Co., Inc.	210,245
18,306		Safeway, Inc.	434,218
29,784		Sara Lee Corp.	376,172
8,933		Supervalu, Inc.	193,846
25,354		Sysco Corp.	781,664
12,620		Tyson Foods, Inc.	150,683

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
5,900	L	Whole Foods Market, Inc.	$118,177
9,081		WM Wrigley Jr. Co.	721,031
			9,207,461
		Forest Products & Paper: 0.3%
18,022		International Paper Co.	471,816
7,168		MeadWestvaco Corp.	167,086
8,880	L	Weyerhaeuser Co.	537,950
			1,176,852
		Gas: 0.2%
14,411		Centerpoint Energy, Inc.	209,968
1,923		Nicor, Inc.	85,285
11,526		NiSource, Inc.	170,124
10,367		Sempra Energy	523,222
			988,599
		Hand/Machine Tools: 0.1%
2,492	L	Black & Decker Corp.	151,389
2,449		Snap-On, Inc.	128,964
3,307		Stanley Works	138,034
			418,387
		Healthcare - Products: 4.2%
26,436		Baxter International, Inc.	1,734,995
10,287		Becton Dickinson & Co.	825,635
63,292	@	Boston Scientific Corp.	776,593
21,175		Covidien Ltd.	1,138,368
4,221		CR Bard, Inc.	400,446
6,716	@	Hospira, Inc.	256,551
1,600	@, L	Intuitive Surgical, Inc.	385,568
117,820		Johnson & Johnson	8,162,570
47,523		Medtronic, Inc.	2,380,902
3,885	@, L	Patterson Cos., Inc.	118,143
14,451	@	St. Jude Medical, Inc.	628,474
10,433	L	Stryker Corp.	649,976
5,300	@, L	Varian Medical Systems, Inc.	302,789
9,543	@	Zimmer Holdings, Inc.	616,096
			18,377,106
		Healthcare - Services: 1.1%
19,864		Aetna, Inc.	717,289
11,568		Cigna Corp.	393,081
6,275	@	Coventry Health Care, Inc.	204,251
4,400	@	DaVita, Inc.	250,844
7,168	@	Humana, Inc.	295,322
4,660	@, L	Laboratory Corp. of America Holdings	323,870
6,661		Quest Diagnostics	344,174
17,503	@, L	Tenet Healthcare Corp.	97,142
51,349		UnitedHealth Group, Inc.	1,303,751
21,579	@	WellPoint, Inc.	1,009,250
			4,938,974
		Holding Companies - Diversified: 0.1%
7,500		Leucadia National Corp.	340,800
			340,800
		Home Builders: 0.1%
5,247	L	Centex Corp.	85,001
11,615	L	D.R. Horton, Inc.	151,227
3,162	L	KB Home	62,228
5,975	L	Lennar Corp.	90,760
8,994		Pulte Homes, Inc.	125,646
			514,862
		Home Furnishings: 0.1%
2,460		Harman International Industries, Inc.	83,812
3,156	L	Whirlpool Corp.	250,239
			334,051
		Household Products/Wares: 0.5%
4,533	L	Avery Dennison Corp.	201,628
5,827		Clorox Co.	365,295
6,328		Fortune Brands, Inc.	362,974
17,537		Kimberly-Clark Corp.	1,137,099
			2,066,996
		Housewares: 0.0%
11,653		Newell Rubbermaid, Inc.	201,131
			201,131
		Insurance: 2.9%
20,091		Aflac, Inc.	1,180,346
22,803		Allstate Corp.	1,051,674
113,296		American International Group, Inc.	377,276
11,692		AON Corp.	525,672
5,000		Assurant, Inc.	275,000
15,187		Chubb Corp.	833,766
6,829		Cincinnati Financial Corp.	194,217
18,240		Genworth Financial, Inc.	157,046
12,654		Hartford Financial Services Group, Inc.	518,687
10,779		Lincoln National Corp.	461,449
15,221		Loews Corp.	601,077
21,598		Marsh & McLennan Cos., Inc.	685,952

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
8,249	L	MBIA, Inc.	$98,163
28,906		Metlife, Inc.	1,618,736
5,322	L	MGIC Investment Corp.	37,414
10,916	L	Principal Financial Group, Inc.	474,737
28,441		Progressive Corp.	494,873
17,978		Prudential Financial, Inc.	1,294,416
3,679		Torchmark Corp.	220,004
24,943		Travelers Cos., Inc.	1,127,424
14,527		UnumProvident Corp.	364,628
13,199	L	XL Capital Ltd.	236,790
			12,829,347
		Internet: 1.9%
7,100	@	Akamai Technologies, Inc.	123,824
13,485	@	Amazon.com, Inc.	981,169
46,007	@	eBay, Inc.	1,029,637
8,800	@	Expedia, Inc.	132,968
10,095	@	Google, Inc. - Class A	4,043,249
35,365	@, L	Symantec Corp.	692,447
8,100	@, L	VeriSign, Inc.	211,248
58,373	@	Yahoo!, Inc.	1,009,853
			8,224,395
		Investment Companies: 0.0%
8,700		American Capital Ltd.	221,937
			221,937
		Iron/Steel: 0.3%
4,700	L	AK Steel Holding Corp.	121,824
4,200	L	Allegheny Technologies, Inc.	124,110
13,297		Nucor Corp.	525,232
4,946		United States Steel Corp.	383,859
			1,155,025
		Leisure Time: 0.2%
18,415	L	Carnival Corp.	650,970
9,890		Harley-Davidson, Inc.	368,897
			1,019,867
		Lodging: 0.2%
12,442		Marriott International, Inc.	324,612
7,824		Starwood Hotels & Resorts Worldwide, Inc.	220,167
7,434		Wyndham Worldwide Corp.	116,788
			661,567
		Machinery - Construction & Mining: 0.4%
25,680		Caterpillar, Inc.	1,530,528
4,100	@	Terex Corp.	125,132
			1,655,660
		Machinery - Diversified: 0.4%
8,564		Cummins, Inc.	374,418
18,028		Deere & Co.	892,386
5,500		Manitowoc Co., Inc.	85,525
6,112		Rockwell Automation, Inc.	228,222
			1,580,551
		Media: 2.4%
28,650	L	CBS Corp. - Class B	417,717
122,963		Comcast Corp. – Class A	2,413,764
24,320	@, L	DIRECTV Group, Inc.	636,454
9,623	L	Gannett Co., Inc.	162,725
13,397		McGraw-Hill Cos., Inc.	423,479
1,533	L	Meredith Corp.	42,985
4,914	L	New York Times Co.	70,221
96,825		News Corp. - Class A	1,160,932
3,800	L	Scripps Networks Interactive - Class A	137,978
151,053		Time Warner, Inc.	1,980,305
26,220	@	Viacom - Class B	651,305
79,049		Walt Disney Co.	2,426,014
220	L	Washington Post	122,487
			10,646,366
		Metal Fabricate/Hardware: 0.1%
5,900		Precision Castparts Corp.	464,802
			464,802
		Mining: 0.6%
34,258		Alcoa, Inc.	773,546
16,210		Freeport-McMoRan Copper & Gold, Inc.	921,539
19,268		Newmont Mining Corp.	746,828
3,600	L	Titanium Metals Corp.	40,824
4,600	L	Vulcan Materials Co.	342,700
			2,825,437
		Miscellaneous Manufacturing: 4.4%
29,462		3M Co.	2,012,549
7,290	L	Cooper Industries Ltd.	291,236
10,733		Danaher Corp.	744,870
7,933		Dover Corp.	321,683
12,180	L	Eastman Kodak Co.	187,328
6,995		Eaton Corp.	392,979
419,300		General Electric Co.	10,692,143
31,342		Honeywell International, Inc.	1,302,260

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
16,886		Illinois Tool Works, Inc.	$750,583
13,437		Ingersoll-Rand Co.	418,831
7,638		ITT Corp.	424,749
6,811	L	Leggett & Platt, Inc.	148,412
5,052		Pall Corp.	173,738
7,045		Parker Hannifin Corp.	373,385
10,484		Textron, Inc.	306,972
19,975		Tyco International Ltd.	699,525
			19,241,243
		Office/Business Equipment: 0.2%
8,754		Pitney Bowes, Inc.	291,158
36,802		Xerox Corp.	424,327
			715,485
		Oil & Gas: 10.6%
19,778		Anadarko Petroleum Corp.	959,431
14,111		Apache Corp.	1,471,495
4,400		Cabot Oil & Gas Corp.	159,016
22,000		Chesapeake Energy Corp.	788,920
86,585		Chevron Corp.	7,141,531
64,044		ConocoPhillips	4,691,223
18,599		Devon Energy Corp.	1,696,229
6,000		ENSCO International, Inc.	345,780
10,522		EOG Resources, Inc.	941,298
218,975		ExxonMobil Corp.	17,005,599
11,930		Hess Corp.	979,214
29,734		Marathon Oil Corp.	1,185,495
8,005		Murphy Oil Corp.	513,441
11,812	@	Nabors Industries Ltd.	294,355
11,372		Noble Corp.	499,231
7,300		Noble Energy, Inc.	405,807
34,439		Occidental Petroleum Corp.	2,426,228
4,200		Pioneer Natural Resources Co.	219,576
7,300		Questar Corp.	298,716
6,500		Range Resources Corp.	278,655
4,772		Rowan Cos., Inc.	145,785
14,500	@	Southwestern Energy Co.	442,830
4,888		Sunoco, Inc.	173,915
5,800		Tesoro Petroleum Corp.	95,642
13,471	@	Transocean, Inc.	1,479,655
22,006		Valero Energy Corp.	666,782
23,138		XTO Energy, Inc.	1,076,380
			46,382,229
		Oil & Gas Services: 2.0%
12,970		Baker Hughes, Inc.	785,204
12,420		BJ Services Co.	237,595
9,200	@	Cameron International Corp.	354,568
36,942		Halliburton Co.	1,196,551
17,600	@	National Oilwell Varco, Inc.	884,048
50,582		Schlumberger Ltd.	3,949,948
9,136		Smith International, Inc.	535,735
28,680	@, L	Weatherford International Ltd.	721,015
			8,664,664
		Packaging & Containers: 0.1%
4,046		Ball Corp.	159,777
4,226	L	Bemis Co.	110,763
5,561	@	Pactiv Corp.	138,080
6,660	L	Sealed Air Corp.	146,453
			555,073
		Pharmaceuticals: 5.3%
65,028		Abbott Laboratories	3,744,312
12,962	L	Allergan, Inc.	667,543
6,712		AmerisourceBergen Corp.	252,707
4,610	@	Barr Pharmaceuticals, Inc.	301,033
83,418		Bristol-Myers Squibb Co.	1,739,265
15,122		Cardinal Health, Inc.	745,212
42,193	L	Eli Lilly & Co.	1,857,758
10,406	@	Express Scripts, Inc.	768,171
12,804	@	Forest Laboratories, Inc.	362,097
10,400	@	King Pharmaceuticals, Inc.	99,632
21,288	@	Medco Health Solutions, Inc.	957,960
90,347		Merck & Co., Inc.	2,851,351
12,863	@, L	Mylan Laboratories	146,895
284,177		Pfizer, Inc.	5,240,224
68,530		Schering-Plough Corp.	1,265,749
4,378	@	Watson Pharmaceuticals, Inc.	124,773
56,241		Wyeth	2,077,543
			23,202,225
		Pipelines: 0.4%
29,604		El Paso Corp.	377,747
25,921		Spectra Energy Corp.	616,920
24,286		Williams Cos., Inc.	574,364
			1,569,031

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Real Estate: 0.0%
7,300	@, L	CB Richard Ellis Group, Inc.	$97,601
			97,601
		Retail: 5.7%
3,700		Abercrombie & Fitch Co.	145,965
4,530	@, L	Autonation, Inc.	50,917
1,767	@, L	Autozone, Inc.	217,942
11,024	@, L	Bed Bath & Beyond, Inc.	346,264
14,255		Best Buy Co., Inc.	534,563
3,412	@, L	Big Lots, Inc.	94,956
18,300		Costco Wholesale Corp.	1,188,219
60,447		CVS Caremark Corp.	2,034,646
5,969	L	Darden Restaurants, Inc.	170,892
2,412		Dillard’s, Inc.	28,462
5,843	L	Family Dollar Stores, Inc.	138,479
6,900	@	GameStop Corp.	236,049
19,812		Gap, Inc.	352,257
71,600		Home Depot, Inc.	1,853,724
9,322		JC Penney Co., Inc.	310,795
12,853	@	Kohl’s Corp.	592,266
12,038		Limited Brands, Inc.	208,498
4,013		Liz Claiborne, Inc.	65,934
61,752		Lowe’s Cos., Inc.	1,462,905
17,759		Macy’s, Inc.	319,307
47,456		McDonald’s Corp.	2,928,035
6,769	L	Nordstrom, Inc.	195,083
11,554	@, L	Office Depot, Inc.	67,244
5,543	L	RadioShack Corp.	95,783
2,382	@, L	Sears Holding Corp.	222,717
30,019	L	Staples, Inc.	675,428
30,751	@	Starbucks Corp.	457,267
31,849		Target Corp.	1,562,193
5,268		Tiffany & Co.	187,119
17,705		TJX Cos., Inc.	540,357
41,767		Walgreen Co.	1,293,106
94,473		Wal-Mart Stores, Inc.	5,657,988
19,710		Yum! Brands, Inc.	642,743
			24,878,103
		Savings & Loans: 0.1%
21,900		Hudson City Bancorp., Inc.	404,055
22,938	L	Sovereign Bancorp., Inc.	90,605
			494,660
		Semiconductors: 2.2%
25,562	@, L	Advanced Micro Devices, Inc.	134,201
12,660	L	Altera Corp.	261,809
12,226		Analog Devices, Inc.	322,155
56,543		Applied Materials, Inc.	855,496
18,586	@	Broadcom Corp.	346,257
236,932		Intel Corp.	4,437,736
7,294	L	KLA-Tencor Corp.	230,855
9,376	L	Linear Technology Corp.	287,468
27,165	@, L	LSI Logic Corp.	145,604
9,500	@	MEMC Electronic Materials, Inc.	268,470
7,800	L	Microchip Technology, Inc.	229,554
32,115	@, L	Micron Technology, Inc.	130,066
8,182		National Semiconductor Corp.	140,812
4,199	@, L	Novellus Systems, Inc.	82,468
23,413	@	Nvidia Corp.	250,753
5,484	@, L	QLogic Corp.	84,234
7,142	@	Teradyne, Inc.	55,779
55,260		Texas Instruments, Inc.	1,188,090
11,647		Xilinx, Inc.	273,122
			9,724,929
		Software: 3.7%
22,351	@	Adobe Systems, Inc.	882,194
9,502	@, L	Autodesk, Inc.	318,792
7,978	@	BMC Software, Inc.	228,410
16,584		CA, Inc.	331,017
7,711	@, L	Citrix Systems, Inc.	194,780
10,741	@	Compuware Corp.	104,080
13,393	@	Electronic Arts, Inc.	495,407
8,000		Fidelity National Information Services, Inc.	147,680
6,958	@	Fiserv, Inc.	329,253
7,709		IMS Health, Inc.	145,777
13,526	@	Intuit, Inc.	427,557
331,002		Microsoft Corp.	8,834,443
14,590	@, L	Novell, Inc.	74,993
165,204	@	Oracle Corp.	3,355,293
4,400	@, L	Salesforce.com, Inc.	212,960
			16,082,636
		Telecommunications: 5.6%
16,600	@	American Tower Corp.	597,102
248,427		AT&T, Inc.	6,936,082
4,335		CenturyTel, Inc.	158,878

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
3,854	@, L	Ciena Corp.	$38,848
248,968	@	Cisco Systems, Inc.	5,616,718
66,536		Corning, Inc.	1,040,623
5,967		Embarq Corp.	241,962
13,295	L	Frontier Communications Corp.	152,893
5,700		Harris Corp.	263,340
8,987	@, L	JDS Uniphase Corp.	76,030
22,885	@, L	Juniper Networks, Inc.	482,187
95,490		Motorola, Inc.	681,799
69,152		Qualcomm, Inc.	2,971,461
62,592	L	Qwest Communications International, Inc.	202,172
120,284	L	Sprint Nextel Corp.	733,732
16,805	@	Tellabs, Inc.	68,228
120,036		Verizon Communications, Inc.	3,851,955
18,490		Windstream Corp.	202,281
			24,316,291
		Textiles: 0.0%
5,616	L	Cintas Corp.	161,235
			161,235
		Toys/Games/Hobbies: 0.1%
5,323	L	Hasbro, Inc.	184,815
15,200		Mattel, Inc.	274,208
			459,023
		Transportation: 2.1%
11,893		Burlington Northern Santa Fe Corp.	1,099,270
7,200	L	CH Robinson Worldwide, Inc.	366,912
17,192		CSX Corp.	938,167
9,000	L	Expeditors International Washington, Inc.	313,560
13,135		FedEx Corp.	1,038,190
15,814		Norfolk Southern Corp.	1,047,045
2,337		Ryder System, Inc.	144,894
21,498		Union Pacific Corp.	1,529,798
42,476		United Parcel Service, Inc. - Class B	2,671,316
			9,149,152
		Total Common Stock
		(Cost $442,050,859)	423,520,374
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Apartments: 0.2%
3,617	L	Apartment Investment & Management Co.	126,667
3,200		AvalonBay Communities, Inc.	314,944
11,447		Equity Residential	508,361
			949,972
		Diversified: 0.1%
5,775		Vornado Realty Trust	525,236
			525,236
		Forest Products & Paper: 0.1%
7,215	L	Plum Creek Timber Co., Inc.	359,740
			359,740
		Health Care: 0.1%
10,600		HCP, Inc.	425,378
			425,378
		Hotels: 0.1%
21,900		Host Hotels & Resorts, Inc.	291,051
			291,051
		Office Property: 0.1%
5,095		Boston Properties, Inc.	477,198
			477,198
		Regional Malls: 0.3%
9,600	L	General Growth Properties, Inc.	144,960
9,511		Simon Property Group, Inc.	922,567
			1,067,527
		Shopping Centers: 0.1%
5,100	L	Developers Diversified Realty Corp.	161,619
9,555		Kimco Realty Corp.	352,962
			514,581
		Storage: 0.1%
5,235		Public Storage, Inc.	518,317
			518,317
		Warehouse/Industrial: 0.1%
11,015		Prologis	454,589
			454,589
		Total Real Estate Investment Trusts
		(Cost $5,825,897)	5,583,589
		Total Long-Term Investments
		(Cost $447,876,756)	429,103,963
SHORT-TERM INVESTMENTS: 8.0%
		Affiliated Mutual Fund: 1.2%
5,275,000		ING Institutional Prime Money Market Fund - Class I	5,275,000
		Total Mutual Fund
		(Cost $5,275,000)	5,275,000

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.4%
$1,807,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $1,807,075 to be received upon repurchase (Collateralized by $1,860,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $1,861,425, due 05/20/10)		$1,807,000
		Total Repurchase Agreement
		(Cost $1,807,000)		1,807,000

		Securities Lending Collateral(cc): 6.4%
28,116,015		Bank of New York Mellon Corp. Institutional Cash Reserves		27,744,060
		Total Securities Lending Collateral
		(Cost $28,116,015)		27,744,060
		Total Short-Term Investments
		(Cost $35,198,015)		34,826,060
		Total Investments in Securities
		(Cost $483,074,771)*	106.3%	$463,930,023
		Other Assets and Liabilities - Net	(6.3)	(27,461,453)
		Net Assets	100.0%	$436,468,570

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $484,109,337.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$56,285,209
		Gross Unrealized Depreciation		(76,464,523)
		Net Unrealized Depreciation		$(20,179,314)

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$462,123,023	$(262,185)
Level 2 - Other Significant Observable Inputs	1,807,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$463,930,023	$(262,185)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500	27	12/18/08	$(262,185)
			$(262,185)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 70.2%
		Auto Parts & Equipment: 1.1%
754,370	@, L	TRW Automotive Holdings Corp.	$12,002,027
656,600	L	WABCO Holdings, Inc.	23,335,564
			35,337,591
		Banks: 1.1%
381,354	L	First Horizon National Corp.	3,569,473
584,400		State Street Corp.	33,240,672
			36,810,145
		Beverages: 1.0%
507,400		Anheuser-Busch Cos., Inc.	32,920,112
			32,920,112
		Biotechnology: 0.2%
86,700	@, L	Millipore Corp.	5,964,960
			5,964,960
		Commercial Services: 3.0%
2,023,100		H&R Block, Inc.	46,025,525
2,045,400		Western Union Co.	50,460,018
			96,485,543
		Computers: 1.1%
2,121,200	@	Dell, Inc.	34,957,376
			34,957,376
		Cosmetics/Personal Care: 0.5%
236,600		Procter & Gamble Co.	16,488,654
			16,488,654
		Distribution/Wholesale: 1.6%
2,592,000		Marubeni Corp.	11,749,504
1,455,400		Mitsubishi Corp.	30,359,860
757,000		Mitsui & Co., Ltd.	9,397,641
			51,507,005
		Diversified Financial Services: 5.2%
385,100		Affiliated Managers Group, Inc.	13,839,531
1,696,468		Ameriprise Financial, Inc.	64,805,078
1,559,800		Citigroup, Inc.	31,991,498
34,900		Goldman Sachs Group, Inc.	4,467,200
263,100		Invesco Ltd.	5,519,838
811,310	L	Lazard Ltd.	34,691,616
549,048	I	Merrill Lynch & Co., Inc.	13,196,369
			168,511,130
		Electric: 4.2%
737,200	@	Dynegy, Inc. - Class A	2,639,176
45,300		Entergy Corp.	4,032,153
1,000,800		PG&E Corp.	37,479,960
1,407,100		PPL Corp.	52,090,842
322,000		Public Service Enterprise Group, Inc.	10,558,380
1,579,400	L	Xcel Energy, Inc.	31,572,206
			138,372,717
		Electronics: 3.2%
3,768,500	L	Tyco Electronics Ltd.	104,236,710
			104,236,710
		Food: 1.4%
682,692		General Mills, Inc.	46,914,594
			46,914,594
		Forest Products & Paper: 1.0%
1,240,000		International Paper Co.	32,463,200
			32,463,200
		Gas: 1.4%
933,542		Sempra Energy	47,115,865
			47,115,865
		Healthcare - Products: 3.5%
626,200		Baxter International, Inc.	41,097,506
1,357,000		Covidien Ltd.	72,952,320
			114,049,826
		Healthcare - Services: 0.2%
85,500		Cigna Corp.	2,905,290
76,800	@	WellPoint, Inc.	3,591,936
			6,497,226
		Household Products/Wares: 0.8%
445,600		Fortune Brands, Inc.	25,559,616
			25,559,616
		Housewares: 1.1%
2,016,500		Newell Rubbermaid, Inc.	34,804,790
			34,804,790
		Insurance: 3.5%
1,047,100		AON Corp.	47,077,616
272,300	L	Metlife, Inc.	15,248,800
110,200	L	White Mountains Insurance Group Ltd.	51,766,450
			114,092,866

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Lodging: 1.1%
1,394,400	L	Marriott International, Inc.	$36,379,896
			36,379,896
		Media: 5.0%
1,917,500	L	Cablevision Systems Corp.	48,244,300
337,407	@, L	Dish Network Corp.	7,085,547
259,873	@, L	Time Warner Cable, Inc.	6,288,927
7,777,800	L	Time Warner, Inc.	101,966,954
			163,585,728
		Miscellaneous Manufacturing: 7.7%
187,200		3M Co.	12,787,632
1,331,100	L	Danaher Corp.	92,378,340
594,400		General Electric Co.	15,157,200
84,000		Honeywell International, Inc.	3,490,200
1,260,900		Illinois Tool Works, Inc.	56,047,005
301,400		ITT Corp.	16,760,854
1,524,300		Tyco International Ltd.	53,380,986
			250,002,217
		Oil & Gas: 7.2%
886,000	@	CNX Gas Corp.	19,837,540
1,224,300		ExxonMobil Corp.	95,079,138
138,100		Japan Petroleum Exploration Co.	7,089,073
512,300		Murphy Oil Corp.	32,858,922
735,600	L	Royal Dutch Shell PLC ADR - Class A	43,407,756
475,000	L	Sunoco, Inc.	16,900,500
336,100		Total SA ADR	20,394,548
			235,567,477
		Oil & Gas Services: 0.5%
191,915	L	Schlumberger Ltd.	14,986,642
			14,986,642
		Pharmaceuticals: 2.3%
280,100	L	Allergan, Inc.	14,425,150
478,500		Cardinal Health, Inc.	23,580,480
1,039,600		Wyeth	38,402,824
			76,408,454
		Pipelines: 0.5%
704,600	L	Spectra Energy Corp.	16,769,480
			16,769,480
		Real Estate: 0.4%
346,695	L	St. Joe Co.	13,552,308
			13,552,308
		Retail: 3.1%
87,000		Home Depot, Inc.	2,252,430
545,500	@, L	Kohl’s Corp.	25,136,640
467,200		Lowe’s Cos., Inc.	11,067,968
857,100		TJX Cos., Inc.	26,158,692
627,000		Wal-Mart Stores, Inc.	37,551,030
			102,166,760
		Semiconductors: 2.6%
872,400		Analog Devices, Inc.	22,987,740
1,708,900		Texas Instruments, Inc.	36,741,350
1,080,200	L	Xilinx, Inc.	25,330,690
			85,059,780
		Software: 1.0%
1,223,300		Microsoft Corp.	32,649,877
			32,649,877
		Telecommunications: 3.7%
2,801,975		AT&T, Inc.	78,231,142
6,709,600	L	Sprint Nextel Corp.	40,928,560
			119,159,702
		Total Common Stock
		(Cost $2,436,942,550)	2,289,378,247
PREFERRED STOCK: 4.9%
		Banks: 2.4%
91,600		Bank of America Corp.	76,760,800
			76,760,800
		Diversified Financial Services: 0.8%
49,270		CIT Group, Inc.	1,622,461
559,300	P	Citigroup, Inc.	22,931,300
			24,553,761
		Electric: 0.4%
10,000	P	NRG Energy, Inc.	11,775,000
			11,775,000
		Housewares: 0.7%
604,300	P	Newell Financial Trust I	23,454,394
			23,454,394
		Insurance: 0.4%
308,200		Aspen Insurance Holdings Ltd.	14,485,400
			14,485,400
		Sovereign: 0.0%
164	P	Federal National Mortgage Association	574,000
			574,000

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications: 0.2%
86,700		Crown Castle International Corp.	$3,706,425
8,215	P	Lucent Technologies Capital Trust I	3,203,850
			6,910,275
		Total Preferred Stock
		(Cost $197,798,039)	158,513,630

# of
Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
1,444		Call Option CBOE
		WellPoint Inc.
		Strike @ 55 - Exp 01/17/09	$223,820
107		Call Option CBOE
		Automatic Data Processing, Inc.
		Strike @ 50 - Exp 01/16/10	24,610
111		Call Option CBOE
		Danaher Corp.
		Strike @ 80 - Exp 01/16/10	74,925
114		Call Option CBOE
		International Paper Co.
		Strike @ 35 - Exp 01/16/10	16,530
345		Call Option CBOE
		Johnson & Johnson
		Strike @ 65 - Exp 01/16/10	286,350
212		Call Option CBOE
		Johnson & Johnson
		Strike @ 70 - Exp 01/16/10	114,480
42		Call Option CBOE
		Northrop Grumman Corp.
		Strike @ 80 - Exp 01/16/10	9,765
355		Call Option CBOE
		WellPoint Inc.
		Strike @ 50 - Exp 01/16/10	292,875
		Total
		(Cost $1,360,290)	1,043,355

Principal Amount			Value
CONVERTIBLE BONDS: 7.5%
		Biotechnology: 0.5%
$16,562,000	C	Millipore Corp., 3.750%, due 06/01/26	$15,754,603
			15,754,603
		Coal: 0.7%
24,423,000	C	Peabody Energy Corp., 4.750%, due 12/15/41	22,133,344
			22,133,344
		Electronics: 0.2%
9,135,000	L	Newport Corp., 2.500%, due 02/15/12	7,239,488
			7,239,488
		Environmental Control: 0.0%
383,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	360,978
			360,978
		Healthcare - Products: 1.2%
20,536,000	C	Henry Schein, Inc., 3.000%, due 08/15/34	25,464,640
12,105,000	L	Medtronic, Inc., 1.500%, due 04/15/11	12,105,000
			37,569,640
		Healthcare - Services: 0.3%
11,687,000	C, L	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	9,875,515
			9,875,515
		Insurance: 0.2%
7,828,000	C, Z	USF&G Corp., 3.280%, due 03/03/09	7,720,365
			7,720,365
		Media: 0.6%
11,628,000	C	Liberty Media Corp., 3.125%, due 03/30/23	10,654,155
21,926,000	C	Liberty Media Corp., 3.500%, due 01/15/31	9,811,885
			20,466,040
		Mining: 0.6%
11,389,000	#, L	Newmont Mining Corp., 1.250%, due 07/15/14	11,759,143
7,641,000	#, L	Newmont Mining Corp., 1.625%, due 07/15/17	7,793,820
			19,552,963
		Miscellaneous Manufacturing: 0.0%
630,000	C	Actuant Corp., 2.000%, due 11/15/23	851,288
			851,288
		Oil & Gas Services: 0.9%
15,662,000	C	Oil States International, Inc., 2.375%, due 07/01/25	19,910,318
4,217,000	C	Schlumberger Ltd., 2.125%, due 06/01/23	8,275,863
			28,186,181

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Real Estate: 0.6%
$10,500,000	#, C, I	General Growth Properties, Inc., 3.980%, due 04/15/27	$6,300,000
15,463,000	#, C, I	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	12,061,140
1,350,000	#, I	Kilroy Realty L.P., 3.250%, due 04/15/12	1,059,750
			19,420,890
		Semiconductors: 1.1%
21,595,000	C	Linear Technology Corp., 3.000%, due 05/01/27	18,463,725
22,280,000	L	Xilinx, Inc., 3.125%, due 03/15/37	18,603,800
			37,067,525
		Telecommunications: 0.6%
9,850,000	C, L	Lucent Technologies, Inc., 2.875%, due 06/15/23	8,668,000
13,978,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	9,767,128
			18,435,128
		Total Convertible Bonds
		(Cost $270,473,946)	244,633,948
CORPORATE BONDS/NOTES: 11.2%
		Advertising: 0.0%
1,250,000	I	Lamar Media Corp., Discount Note, due 03/31/14	1,168,750
			1,168,750
		Aerospace/Defense: 0.2%
5,670,000	C	Litton Industries, Inc., 8.000%, due 10/15/09	5,825,766
			5,825,766
		Banks: 0.3%
10,250,000	I	Weather Channel, Discount Note, due 10/15/15	10,109,063
			10,109,063
		Biotechnology: 0.1%
2,250,000	I	Invitrogen Corp., Discount Note, due 06/11/15	2,201,720
			2,201,720
		Building Materials: 0.3%
10,697,443	I	Georgia-Pacific Corp., 4.862%, due 12/20/12	9,479,496
			9,479,496
		Cosmetics/Personal Care: 0.1%
2,270,000	C	Avon Products, Inc., 7.150%, due 11/15/09	2,320,296
			2,320,296
		Diversified Financial Services: 0.7%
6,363,821	I	BSC International, Discount Note, due 04/21/11	6,029,720
3,750,000	I	CSC Holdings, Inc., 3.819%, due 02/24/12	3,321,427
5,731,000		Ford Motor Credit Co., 7.241%, due 04/15/12	5,299,014
5,250,000	L	SLM Corp., 2.940%, due 07/27/09	4,622,000
3,875,000	C	Teco Finance, Inc., 7.000%, due 05/01/12	3,958,018
			23,230,179
		Electric: 0.8%
2,575,000	C	CILCORP, Inc., 8.700%, due 10/15/09	2,735,938
7,460,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	7,433,442
12,951,115	I	Energy Futures Holdings Corp., 6.301%, due 10/10/14	10,973,376
4,300,000	C	Southern Power Co., 6.250%, due 07/15/12	4,378,862
			25,521,618
		Electronics: 0.1%
2,650,000	C, L	NXP BV/NXP Funding,LLC, 5.541%, due 10/15/13	1,758,938
			1,758,938
		Entertainment: 0.1%
2,238,579	I	Cedar Fair LP, 5.704%, due 08/30/12	1,951,295
			1,951,295
		Environmental Control: 0.1%
3,975,000	C	Waste Management, Inc., 7.375%, due 08/01/10	4,117,981
			4,117,981
		Food: 0.6%
2,270,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	2,377,571
4,085,000		Kraft Foods, Inc., 4.125%, due 11/12/09	4,055,854
8,201,000	L	Kraft Foods, Inc., 6.250%, due 06/01/12	8,250,616
4,803,000	C	Kroger Co., 6.800%, due 04/01/11	4,948,372
			19,632,413
		Forest Products & Paper: 0.1%
2,000,000	I	Georgia Pacific, Discount Note, due 08/22/14	1,873,000
2,350,000	C	International Paper Co., 7.400%, due 06/15/14	2,356,307
			4,229,307
		Healthcare - Services: 0.2%
2,250,000	I	Fresenius SE, Discount Note, due 08/22/14	2,216,250
4,500,000	I	HCA, Inc., 5.762%, due 11/18/12	3,957,750
			6,174,000
		Household Products/Wares: 0.1%
2,275,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	2,287,019
			2,287,019
		Insurance: 0.1%
4,954,000	C, L	Marsh & McLennan Cos., Inc., 7.125%, due 06/15/09	4,973,499
			4,973,499
		Lodging: 0.7%
8,020,000	C	MGM Mirage, 6.000%, due 10/01/09	7,538,800
2,325,000	C	MGM Mirage, 8.500%, due 09/15/10	2,150,625
13,750,000	I	MGM Mirage, Inc., 3.409%, due 10/03/11	12,317,702
			22,007,127

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Media: 2.5%
$4,200,000		Cablevision Systems Corp., 8.334%, due 04/01/09		$4,168,500
650,000	C	Clear Channel Communications, Inc., 4.250%, due 05/15/09		614,250
2,300,000	C	Comcast Corp., 5.500%, due 03/15/11		2,259,704
5,986,005	I	CSC Holdings, Inc., 4.214%, due 05/02/14		5,301,889
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11		8,974,500
4,500,000	I	DirecTV Holdings, LLC/DirecTV Financing Co., 4.870%, due 03/06/10		4,234,731
17,185,000	C, W	Echostar DBS Corp., 5.750%, due 10/01/08		17,186,057
26,180,000		Time Warner, Inc., 3.034%, due 11/13/09		25,142,042
4,540,000		Viacom, Inc., 3.169%, due 06/16/09		4,491,558
8,633,000	C	Viacom, Inc., 5.750%, due 04/30/11		8,391,794
				80,765,025
		Mining: 0.6%
20,375,000	C	Freeport-McMoRan Copper & Gold, Inc., 7.084%, due 04/01/15		19,542,478
				19,542,478
		Office/Business Equipment: 0.3%
10,150,000	C	Xerox Corp., 9.750%, due 01/15/09		10,319,708
				10,319,708
		Pharmaceuticals: 0.5%
4,995,000	C	Allergan, Inc., 1.500%, due 04/01/26		5,194,800
10,991,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13		10,345,279
2,270,000	C	Wyeth, 6.950%, due 03/15/11		2,396,487
				17,936,566
		Pipelines: 0.2%
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12		6,597,232
				6,597,232
		Retail: 1.4%
22,075,000	+, C, L	Group 1 Automotive, Inc., 2.250%, due 06/15/36		12,389,594
19,573,000	C	Home Depot, Inc., 5.200%, due 03/01/11		19,077,372
14,919,000	C, L	Penske Auto Group, Inc., 3.500%, due 04/01/26		12,830,340
3,175,000	C, L	Penske Auto Group, Inc., 7.750%, due 12/15/16		2,286,000
				46,583,306
		Stock Funds: 0.5%
16,250,000	I	WM Wrigley Jr. Co., 7.000%, due 07/17/14		15,972,873
				15,972,873
		Telecommunications: 0.6%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12		4,207,500
225,000	C	American Tower Corp., 7.500%, due 05/01/12		222,750
11,710,000	C	JDS Uniphase Corp., 1.000%, due 05/15/26		7,801,788
775,000	C	Sprint Capital Corp., 6.900%, due 05/01/19		601,657
7,025,000	C	Sprint Capital Corp., 8.375%, due 03/15/12		6,327,038
				19,160,733
		Total Corporate Bonds/Notes
		(Cost $373,432,592)		363,866,388
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%
		Government National Mortgage Association: 2.7%
23,500,018		6.000%, due 07/20/38		23,846,271
23,500,000		6.000%, due 08/20/38		23,846,253
41,000,000		6.000%, due 09/20/38		41,604,101
		Total U.S. Government Agency Obligations
		(Cost $88,185,314)		89,296,625
		Total Long-Term Investments
		(Cost $3,368,192,731)		3,146,732,193

Shares				Value
SHORT-TERM INVESTMENTS: 12.5%
		Affiliated Mutual Fund: 6.0%
195,646,179		T. Rowe Price Reserve Investment Fund		$195,646,180
		Total Mutual Fund
		(Cost $195,646,180)		195,646,180

Principal Amount				Value

		Securities Lending Collateral(cc): 6.5%
$214,571,422		Bank of New York Mellon Corp. Institutional Cash Reserves		$212,338,315
		Total Securities Lending Collateral
		(Cost $214,571,422)		212,338,315
		Total Short-Term Investments
		(Cost $410,217,602)		407,984,495
		Total Investments in Securities
		(Cost $3,778,410,333)*	109.0%	$3,554,716,688
		Other Assets and Liabilities - Net	(9.0)	(292,808,070)
		Net Assets	100.0%	$3,261,908,618

	@	Non-income producing security
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $3,782,325,537.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$113,200,092
	Gross Unrealized Depreciation	(340,808,941)
	Net Unrealized Depreciation	$(227,608,849)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$2,616,863,369	$(368,645)
Level 2 - Other Significant Observable Inputs	936,793,569	—
Level 3 - Significant Unobservable Inputs	1,059,750	—
Total	$3,554,716,688	$(368,645)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases/sales	1,113,116	—
Total realized and unrealized gain (loss)	(85,750)	—
Amortization of premium/discount	32,384	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$1,059,750	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(85,750).

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2008:

		Expiration	# of	Premium
Description/Name of Issuer	Exercise	Date	Contracts	Received	Value
Call Option CBOE
Procter and Gamble	75	01/17/09	2,200	$422,398	$(308,000)

Call Option CBOE
Wal-Mart Stores, Inc.	55	01/17/09	1,600	667,791	(1,104,000)
				$1,090,189	$(1,412,000)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Aerospace/Defense: 0.6%
113,800		Boeing Co.	$6,526,430
			6,526,430
		Airlines: 0.1%
97,700	L	Southwest Airlines Co.	1,417,627
			1,417,627
		Auto Manufacturers: 0.2%
505,200	@, L	Ford Motor Co.	2,627,040
			2,627,040
		Banks: 9.8%
274,500	L	Allied Irish Banks PLC ADR	4,512,780
472,517		Bank of America Corp.	16,538,095
394,000		Bank of New York Mellon Corp.	12,836,520
223,000	L	Capital One Financial Corp.	11,373,000
488,400		Fifth Third Bancorp.	5,811,960
440,700	L	Keycorp.	5,261,958
1,017,000	L	National City Corp.	1,779,750
434,190		Royal Bank of Scotland Group PLC	1,400,653
310,900	L	SunTrust Bank	13,987,391
536,000		US Bancorp.	19,306,720
631,200	L	Wells Fargo & Co.	23,688,936
			116,497,763
		Biotechnology: 1.3%
260,600	@	Amgen, Inc.	15,445,762
			15,445,762
		Building Materials: 1.2%
522,500		Masco Corp.	9,373,650
195,100	@	USG Corp.	4,994,560
			14,368,210
		Chemicals: 1.8%
291,100		EI Du Pont de Nemours & Co.	11,731,330
253,500	L	International Flavors & Fragrances, Inc.	10,003,110
			21,734,440
		Commercial Services: 0.8%
439,400		H&R Block, Inc.	9,996,350
			9,996,350
		Computers: 1.3%
195,500	@	Computer Sciences Corp.	7,857,145
488,300	@	Dell, Inc.	8,047,184
			15,904,329
		Cosmetics/Personal Care: 1.2%
65,100		Colgate-Palmolive Co.	4,905,285
139,700		Procter & Gamble Co.	9,735,693
			14,640,978
		Distribution/Wholesale: 0.5%
156,700		Genuine Parts Co.	6,300,907
			6,300,907
		Diversified Financial Services: 8.8%
293,000		American Express Co.	10,380,990
364,566		Citigroup, Inc.	7,477,249
536,500	L	Federal National Mortgage Association	820,845
39,100		Goldman Sachs Group, Inc.	5,004,800
926,944		JPMorgan Chase & Co.	43,288,285
211,800		Legg Mason, Inc.	8,061,108
432,600	I	Merrill Lynch & Co., Inc.	10,944,780
216,730	I	Merrill Lynch & Co., Inc. Restricted	5,209,097
602,700	@, L	SLM Corp.	7,437,318
320,410	@, L	UBS AG - New	5,619,991
			104,244,463
		Electric: 4.5%
430,500	L	Duke Energy Corp.	7,503,615
78,200	L	Entergy Corp.	6,960,582
121,700		FirstEnergy Corp.	8,152,683
162,900		PG&E Corp.	6,100,605
161,300		Pinnacle West Capital Corp.	5,550,333
208,400		Progress Energy, Inc.	8,988,292
149,900	L	TECO Energy, Inc.	2,357,927
411,400		Xcel Energy, Inc.	8,223,886
			53,837,923
		Electronics: 0.2%
87,100		Tyco Electronics Ltd.	2,286,336
			2,286,336
		Food: 4.0%
179,100		General Mills, Inc.	12,307,752
457,100	L	Hershey Co.	18,073,734
308,900		Kraft Foods, Inc.	10,116,475
121,500		McCormick & Co., Inc.	4,671,675

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
130,500	L	Whole Foods Market, Inc.	$2,613,915
			47,783,551
		Forest Products & Paper: 2.0%
640,393		International Paper Co.	16,765,489
292,800		MeadWestvaco Corp.	6,825,168
			23,590,657
		Gas: 0.8%
638,600		NiSource, Inc.	9,425,736
			9,425,736
		Hand/Machine Tools: 0.3%
63,600	L	Black & Decker Corp.	3,863,700
			3,863,700
		Healthcare - Products: 1.1%
185,400		Johnson & Johnson	12,844,512
			12,844,512
		Healthcare - Services: 0.5%
114,200	@	WellPoint, Inc.	5,341,134
			5,341,134
		Home Builders: 0.4%
380,700	L	D.R. Horton, Inc.	4,956,714
			4,956,714
		Home Furnishings: 1.2%
114,000	L	Harman International Industries, Inc.	3,883,980
136,800	L	Whirlpool Corp.	10,846,872
			14,730,852
		Household Products/Wares: 2.7%
227,800	L	Avery Dennison Corp.	10,132,544
220,000		Fortune Brands, Inc.	12,619,200
136,800		Kimberly-Clark Corp.	8,870,112
			31,621,856
		Housewares: 0.7%
452,000		Newell Rubbermaid, Inc.	7,801,520
			7,801,520
		Insurance: 4.3%
325,600		American International Group, Inc.	1,084,248
97,700		Chubb Corp.	5,363,730
16,300		Hartford Financial Services Group, Inc.	637,186
250,577		Lincoln National Corp.	10,727,201
672,400		Marsh & McLennan Cos., Inc.	21,355,424
289,800		Progressive Corp.	5,042,520
160,092		Travelers Cos., Inc.	7,236,158
			51,446,467
		Internet: 1.2%
276,600	@	eBay, Inc.	6,190,308
446,100	@	Yahoo!, Inc.	7,717,530
			13,907,838
		Iron/Steel: 0.5%
146,400		Nucor Corp.	5,782,800
			5,782,800
		Leisure Time: 0.7%
211,400		Harley-Davidson, Inc.	7,885,220
			7,885,220
		Lodging: 0.8%
325,900	@, L	MGM Mirage	9,288,150
			9,288,150
		Media: 5.3%
228,100	L	Cablevision Systems Corp.	5,738,996
390,200	L	CBS Corp. - Class B	5,689,116
381,800	L	Gannett Co., Inc.	6,456,238
352,200		McGraw-Hill Cos., Inc.	11,133,042
491,300	L	New York Times Co.	7,020,677
1,003,300		Time Warner, Inc.	13,153,263
387,200	L	Walt Disney Co.	11,883,168
195,400		WPP Group PLC	1,580,496
			62,654,996
		Mining: 1.5%
325,600		Alcoa, Inc.	7,352,048
143,200	L	Vulcan Materials Co.	10,668,400
			18,020,448
		Miscellaneous Manufacturing: 7.3%
244,100		3M Co.	16,674,471
139,200	L	Cooper Industries Ltd.	5,561,040
375,500	L	Eastman Kodak Co.	5,775,190
1,472,900		General Electric Co.	37,558,951
192,100		Honeywell International, Inc.	7,981,755
288,200		Illinois Tool Works, Inc.	12,810,490
			86,361,897
		Oil & Gas: 9.8%
195,500		Anadarko Petroleum Corp.	9,483,705
195,624		BP PLC ADR	9,814,456
368,190		Chevron Corp.	30,368,311
384,224		ExxonMobil Corp.	29,838,836
163,100		Murphy Oil Corp.	10,461,234

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
316,500	L	Royal Dutch Shell PLC ADR - Class A	$18,676,665
209,400	L	Sunoco, Inc.	7,450,452
			116,093,659
		Oil & Gas Services: 0.8%
254,800		BJ Services Co.	4,874,324
58,600		Schlumberger Ltd.	4,576,074
			9,450,398
		Pharmaceuticals: 5.7%
130,200		Abbott Laboratories	7,496,916
414,000		Bristol-Myers Squibb Co.	8,631,900
362,000		Eli Lilly & Co.	15,938,860
390,700		Merck & Co., Inc.	12,330,492
694,800		Pfizer, Inc.	12,812,112
293,000		Wyeth	10,823,420
			68,033,700
		Pipelines: 0.5%
254,850		Spectra Energy Corp.	6,065,430
			6,065,430
		Retail: 2.6%
382,300	@, L	Bed Bath & Beyond, Inc.	12,008,043
624,400	L	Home Depot, Inc.	16,165,716
163,000	L	Macy’s, Inc.	2,930,740
			31,104,499
		Semiconductors: 1.5%
325,800		Analog Devices, Inc.	8,584,830
257,200		Applied Materials, Inc.	3,891,436
316,500		Intel Corp.	5,928,045
			18,404,311
		Software: 1.5%
667,800		Microsoft Corp.	17,823,582
			17,823,582
		Telecommunications: 4.3%
1,007,100	@, L	Alcatel SA ADR	3,867,264
781,303		AT&T, Inc.	21,813,980
633,200		Motorola, Inc.	4,521,048
1,495,800	L	Qwest Communications International, Inc.	4,831,434
849,200	L	Sprint Nextel Corp.	5,180,120
334,450		Verizon Communications, Inc.	10,732,501
			50,946,347
		Toys/Games/Hobbies: 0.6%
404,400		Mattel, Inc.	7,295,376
			7,295,376
		Transportation: 0.9%
163,000		United Parcel Service, Inc. - Class B	10,251,070
			10,251,070
		Total Common Stock
		(Cost $1,313,471,821)	1,138,604,978
PREFERRED STOCK: 0.0%
		Sovereign: 0.0%
185,100		Federal National Mortgage Association	451,644
		Total Preferred Stock
		(Cost $8,090,890)	451,644

Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
		Auto Manufacturers: 0.1%
$1,744,000	C	Ford Motor Co., 4.250%, due 12/15/36	$1,157,580
		Total Convertible Bonds
		(Cost $1,744,000)	1,157,580
		Total Long-Term Investments
		(Cost $1,323,306,711)	1,140,214,202

Shares			Value
SHORT-TERM INVESTMENTS: 18.4%
		Affiliated Mutual Fund: 3.3%
38,823,693		T. Rowe Price Reserve Investment Fund	$38,823,693
		Total Mutual Fund
		(Cost $38,823,693)	38,823,693

Principal Amount			Value
		Securities Lending Collateral(cc): 15.1%
$181,359,011		Bank of New York Mellon Corp. Institutional Cash Reserves	$179,469,383
		Total Securities Lending Collateral
		(Cost $181,359,011)	179,469,383

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc) (continued)
		Total Short-Term Investments
		(Cost $220,182,704)		$218,293,076

		Total Investments in Securities
		(Cost $1,543,489,415)*	114.3%	$1,358,507,278
		Other Assets and Liabilities - Net	(14.3)	(169,591,018)
		Net Assets	100.0%	$1,188,916,260

	@	Non-income producing security
	ADR	American Depositary Receipt
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $1,551,719,000.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$81,474,245
		Gross Unrealized Depreciation		(274,685,967)
		Net Unrealized Depreciation		$(193,211,722)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,348,707,808	$—
Level 2 - Other Significant Observable Inputs	9,799,470	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,358,507,278	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.5%
		Austria: 0.7%
237,200		Telekom Austria AG	$4,173,476
			4,173,476
		Bermuda: 6.0%
374,440		Accenture Ltd.	14,228,720
153,750		Covidien Ltd.	8,265,600
213,960		Tyco Electronics Ltd.	5,918,134
197,910		Tyco International Ltd.	6,930,808
			35,343,262
		Brazil: 0.1%
22,350	L	Empresa Brasileira de Aeronautica SA ADR	603,674
			603,674
		China: 0.3%
70,160	@, L	Focus Media Holding Ltd. ADR	2,000,262
			2,000,262
		Finland: 0.8%
155,460		Stora Enso OYJ (Euro Denominated Security)	1,519,012
207,270		UPM-Kymmene OYJ	3,233,893
			4,752,905
		France: 6.8%
45,030		Accor SA	2,404,890
18,630		Compagnie Generale des Etablissements Michelin	1,206,706
281,520		France Telecom SA	7,896,505
67,800		Peugeot SA	2,551,728
128,370		Sanofi-Aventis	8,439,733
171,160		Total SA	10,397,933
229,420		Vivendi	7,192,462
			40,089,957
		Germany: 6.1%
133,660		Bayerische Motoren Werke AG	5,205,433
271,650		Deutsche Post AG	5,698,511
695,380	@	Infineon Technologies AG	3,900,113
26,550		Merck KGaA	2,831,371
15,550		Muenchener Rueckversicherungs AG	2,353,140
103,260		SAP AG	5,495,121
106,970		Siemens AG	10,061,281
			35,544,970
		Hong Kong: 0.7%
207,000		Cheung Kong Holdings Ltd.	2,345,007
207,500		Swire Pacific Ltd.	1,823,955
			4,168,962
		India: 0.2%
51,060	L	ICICI Bank Ltd. ADR	1,200,931
			1,200,931
		Ireland: 0.4%
104,896		CRH PLC	2,241,152
			2,241,152
		Italy: 3.1%
270,712		ENI S.p.A.	7,175,491
1,243,646		Intesa Sanpaolo S.p.A.	6,839,514
1,140,009		UniCredito Italiano S.p.A.	4,262,877
			18,277,882
		Japan: 4.7%
140,900		Fuji Photo Film Co., Ltd.	3,632,528
414,500		Konica Minolta Holdings, Inc.	4,737,217
353,100		Mitsubishi UFJ Financial Group, Inc.	3,079,120
10,000		NGK Spark Plug Co., Ltd.	97,352
212,200		NOK Corp.	2,378,892
45,000		Olympus Corp.	1,315,248
933,000		Shinsei Bank Ltd.	2,869,722
466		Sumitomo Mitsui Financial Group, Inc.	2,921,664
120,800		Toyota Motor Corp.	5,164,503
20,440		USS Co., Ltd.	1,314,605
			27,510,851
		Netherlands: 3.9%
187,220		Koninklijke Philips Electronics NV	5,079,748
93,980		Randstad Holdings NV	2,471,156
380,022		Reed Elsevier NV	5,637,609
286,189		Royal Dutch Shell PLC - Class B	8,039,819
73,076		SBM Offshore NV	1,564,424
			22,792,756
		Norway: 0.4%
138,490		Aker Kvaerner ASA	2,242,614
			2,242,614
		Russia: 0.5%
97,500	@	OAO Gazprom ADR	3,115,749
			3,115,749

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Singapore: 1.5%
260,540	@, L	Flextronics International Ltd.	$1,844,623
3,102,000		Singapore Telecommunications Ltd.	7,090,345
			8,934,968
		South Korea: 2.8%
67,364		Hyundai Motor Co.	4,215,598
80,000	I	Kookmin Bank	3,612,411
18,887		Samsung Electronics Co., Ltd.	8,655,039
			16,483,048
		Spain: 0.8%
199,206		Telefonica SA	4,736,623
			4,736,623
		Sweden: 1.2%
78,030		Atlas Copco AB	886,498
526,080		Securitas Systems AB	748,662
155,450		Svenska Cellulosa AB - B Shares	1,646,740
363,058		Telefonaktiebolaget LM Ericsson	3,447,886
			6,729,786
		Switzerland: 3.9%
37,780		ACE Ltd.	2,045,031
60,770		Adecco SA	2,639,944
160,430		Nestle SA	6,933,390
165,820		Novartis AG	8,730,350
130,000	@	UBS AG - Reg	2,222,018
			22,570,733
		Taiwan: 1.1%
709,644	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,649,364
			6,649,364
		Turkey: 0.5%
175,220	L	Turkcell Iletisim Hizmet AS ADR	2,626,548
			2,626,548
		United Kingdom: 12.4%
725,450		Aviva PLC	6,310,098
200,020		BAE Systems PLC	1,474,526
1,018,510		BP PLC	8,482,408
1,100,000		Compass Group PLC	6,822,175
481,420		GlaxoSmithKline PLC	10,428,799
571,919		HSBC Holdings PLC	9,133,998
1,604,750		Kingfisher PLC	3,825,626
957,000		Old Mutual PLC	1,339,524
518,710		Pearson PLC	5,619,552
1,151,780		Premier Foods PLC	1,546,368
845	@	Rolls-Royce Group PLC	5,116
1,283,581		Royal Bank of Scotland Group PLC	4,140,703
311,320		Standard Life PLC	1,357,188
391,360		Tesco PLC	2,721,890
3,366,947		Vodafone Group PLC	7,435,633
246,760		Wolseley PLC	1,865,144
62,190		Yell Group PLC	86,058
			72,594,806
		United States: 32.6%
33,160		Abbott Laboratories	1,909,353
43,980		American Express Co.	1,558,211
244,320		American International Group, Inc.	813,586
268,390	@	Amgen, Inc.	15,907,475
55,840		Bank of America Corp.	1,954,400
641,890	@	Boston Scientific Corp.	7,875,990
60,860		Bristol-Myers Squibb Co.	1,268,931
500,000	@, L	Chico’s FAS, Inc.	2,735,000
191,080	@	Cisco Systems, Inc.	4,310,765
485,390		Comcast Corp. – Class A	9,528,206
35,450		Comcast Corp. – Special Class A	699,074
414,540	L	El Paso Corp.	5,289,530
181,850	@	Expedia, Inc.	2,747,754
45,280		FedEx Corp.	3,578,931
435,990		General Electric Co.	11,117,745
80,230		Harley-Davidson, Inc.	2,992,579
69,390		International Paper Co.	1,816,630
116,370		Merck & Co., Inc.	3,672,637
518,180		Microsoft Corp.	13,830,224
816,570		News Corp. - Class A	9,790,674
668,640	@	Oracle Corp.	13,580,078
71,489	L	Pentair, Inc.	2,471,375
588,410		Pfizer, Inc.	10,850,280
70,000		Pitney Bowes, Inc.	2,328,200
274,120	L	Progressive Corp.	4,769,688
123,030		Quest Diagnostics	6,356,960
40,000		Raytheon Co.	2,140,400
411,640	L	Seagate Technology, Inc.	4,989,077
962,850	L	Sprint Nextel Corp.	5,873,385
27,800	L	Target Corp.	1,363,590
802,370		Time Warner, Inc.	10,519,071
87,740		Torchmark Corp.	5,246,852

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares	Value

		United States (continued)
133,280	L	United Parcel Service, Inc. - Class B		$8,381,979
123,302	@, L	USG Corp.		3,156,531
234,320	@	Viacom - Class B		5,820,509
				191,245,670
		Total Common Stock
		(Cost $662,427,995)		536,630,949

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.5%
		U.S. Government Agency Obligations: 9.8%
$57,735,000	Z	Federal Home Loan Bank, 0.100%, due 10/01/08		$57,734,840

		Total U.S. Government Agency Obligations
		(Cost $57,734,840)		57,734,840

		Securities Lending Collateral(cc): 5.7%
33,786,716		Bank of New York Mellon Corp. Institutional Cash Reserves		33,155,655
		Total Securities Lending Collateral
		(Cost $33,786,716)		33,155,655
		Total Short-Term Investments
		(Cost $91,521,556)		90,890,495
		Total Investments in Securities
		(Cost $753,949,551)*	107.0%	$627,521,444
		Other Assets and Liabilities - Net	(7.0)	(40,866,490)
		Net Assets	100.0%	$586,654,954

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $755,013,539.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$19,328,327
		Gross Unrealized Depreciation		(146,820,422)
		Net Unrealized Depreciation		$(127,492,095)

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	0.7
Auto Manufacturers	2.9
Auto Parts & Equipment	0.6
Banks	6.8
Biotechnology	2.7
Building Materials	0.9
Commercial Services	3.4
Computers	0.9
Distribution/Wholesale	0.3
Diversified Financial Services	0.6
Electronics	2.2
Engineering & Construction	0.4
Food	1.9
Food Service	1.2
Forest Products & Paper	1.4
Healthcare - Products	2.8
Healthcare - Services	1.1
Holding Companies - Diversified	0.3
Insurance	4.1
Internet	0.5
Leisure Time	0.5
Lodging	0.4
Machinery - Construction & Mining	0.2
Media	9.4
Miscellaneous Manufacturing	6.9
Office/Business Equipment	0.4
Oil & Gas	6.3
Oil & Gas Services	0.3
Pharmaceuticals	8.2
Pipelines	0.9
Real Estate	0.4
Retail	1.6
Semiconductors	3.3
Software	5.6
Telecommunications	8.1
Transportation	3.0
Short-Term Investments	15.5
Other Assets and Liabilities - Net	(7.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$283,249,095	$—
Level 2 - Other Significant Observable Inputs	344,272,349	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$627,521,444	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Apparel: 1.0%
169,175	@	Coach, Inc.	$4,236,142
			4,236,142
		Biotechnology: 2.1%
218,264	@, L	Illumina, Inc.	8,846,240
			8,846,240
		Building Materials: 3.4%
402,544	@, L	Cemex SA de CV ADR	6,931,808
68,924	L	Martin Marietta Materials, Inc.	7,718,110
			14,649,918
		Chemicals: 8.2%
354,836		Monsanto Co.	35,121,667
			35,121,667
		Commercial Services: 4.8%
121,970		Corporate Executive Board Co.	3,811,563
59,785		Mastercard, Inc.	10,601,674
155,304	@, L	Monster Worldwide, Inc.	2,315,583
64,525		Visa, Inc.	3,961,190
			20,690,010
		Computers: 5.8%
132,201	@	Apple, Inc.	15,025,966
143,440	@, L	Research In Motion Ltd.	9,796,952
			24,822,918
		Distribution/Wholesale: 1.4%
2,498,000		Li & Fung Ltd.	6,112,722
			6,112,722
		Diversified Financial Services: 7.9%
276,430		American Express Co.	9,793,915
1,474,033		BM&F BOVESPA SA	6,491,353
26,667		CME Group, Inc.	9,907,057
635,452		Redecard SA	7,914,348
			34,106,673
		Energy - Alternate Sources: 0.9%
19,962	@, L	First Solar, Inc.	3,771,021
			3,771,021
		Healthcare - Products: 2.0%
57,388	@	Gen-Probe, Inc.	3,044,433
23,281	@, L	Intuitive Surgical, Inc.	5,610,255
			8,654,688
		Holding Companies - Diversified: 3.8%
362,674	L	Leucadia National Corp.	16,479,907
			16,479,907
		Insurance: 4.0%
1,942	@	Berkshire Hathaway, Inc. - Class B	8,535,090
216,828		Loews Corp.	8,562,538
			17,097,628
		Internet: 18.1%
361,740	@	Amazon.com, Inc.	26,320,202
27,284	@, L	Baidu.com ADR	6,772,707
659,184	@	eBay, Inc.	14,752,538
58,407	@	Google, Inc. - Class A	23,393,172
932,400		Tencent Holdings Ltd.	6,815,234
			78,053,853
		Lodging: 3.9%
208,081	@, L	Wynn Resorts Ltd.	16,987,733
			16,987,733
		Oil & Gas: 7.8%
36,486		Questar Corp.	1,493,007
39,009	L	Range Resources Corp.	1,672,316
304,037	@	Southwestern Energy Co.	9,285,290
377,919	@, L	Ultra Petroleum Corp.	20,914,037
			33,364,650
		Pharmaceuticals: 1.1%
91,431		Allergan, Inc.	4,708,697
			4,708,697
		Real Estate: 4.8%
759,579	L	Brookfield Asset Management, Inc.	20,842,847
			20,842,847
		Retail: 2.1%
615,244	@, L	Starbucks Corp.	9,148,678
			9,148,678
		Software: 0.6%
90,131	@, L	VMware, Inc.	2,401,090
			2,401,090
		Telecommunications: 5.3%
205,075		America Movil SA de CV ADR	9,507,277
102,721	L	China Mobile Ltd. ADR	5,144,268
191,551		Qualcomm, Inc.	8,230,946
			22,882,491

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Transportation: 3.6%
187,085	L	CH Robinson Worldwide, Inc.	$9,533,852
165,287	L	Expeditors International Washington, Inc.	5,758,599
			15,292,451
		Total Common Stock
		(Cost $488,697,570)	398,272,024
SHORT-TERM INVESTMENTS: 24.8%
		Affiliated Mutual Fund: 7.1%
30,616,163		ING Institutional Prime Money Market Fund - Class I	30,616,163

		Total Mutual Fund
		(Cost $30,616,163)	30,616,163

Principal Amount		Value
	Securities Lending Collateral(cc): 17.7%
$76,976,684	Bank of New York Mellon Corp. Institutional Cash Reserves	$75,899,876
	Total Securities Lending Collateral
	(Cost $76,976,684)	75,899,876

	Total Short-Term Investments
	(Cost $107,592,847)	106,516,039

	Total Investments in Securities
	(Cost $596,290,417)*	117.4%	$504,788,063
	Other Assets and Liabilities - Net	(17.4)	(74,727,144)
	Net Assets	100.0%	$430,060,919

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

*	Cost for federal income tax purposes is $599,824,968.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$576,774
	Gross Unrealized Depreciation		(95,613,679)
	Net Unrealized Depreciation		$(95,036,905)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$491,860,107	$—
Level 2 - Other Significant Observable Inputs	12,927,956	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$504,788,063	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
COMMON STOCK: 92.9%
		Finland: 2.4%
283,022		Kone OYJ		$7,702,502
				7,702,502
		France: 5.7%
143,458		Groupe Danone		10,175,722
98,278		Pernod-Ricard SA		8,657,386
				18,833,108
		Ireland: 1.0%
1,257,454		C&C Group PLC		3,365,198
				3,365,198
		Japan: 2.7%
334,000		Kao Corp.		8,957,053
				8,957,053
		Netherlands: 7.6%
833,421		Reed Elsevier NV		12,363,764
615,214		Wolters Kluwer NV		12,469,225
				24,832,989
		Sweden: 4.4%
819,007		Swedish Match AB		14,316,562
				14,316,562
		Switzerland: 5.9%
246,645		Nestle SA		10,659,390
164,966		Novartis AG		8,685,387
				19,344,777
		United Kingdom: 33.6%
868,906		British American Tobacco PLC		28,367,283
1,192,117		Cadbury PLC		11,985,176
467,657		Diageo PLC		7,977,941
1,641,017		Experian Group Ltd.		10,875,647
663,995		Imperial Tobacco Group PLC		21,314,630
313,176		Reckitt Benckiser PLC		15,184,229
526,576		Unilever PLC		14,317,973
				110,022,879
		United States: 29.6%
119,813	L	Brown-Forman Corp.		8,603,772
283,962	@, L	Career Education Corp.		4,642,779
124,933	L	Estee Lauder Cos., Inc.		6,235,406
147,986		Fortune Brands, Inc.		8,488,477
235,252		Harley-Davidson, Inc.		8,774,900
161,793		Kellogg Co.		9,076,587
210,656	L	Moody’s Corp.		7,162,304
297,585		Philip Morris International, Inc.		14,313,839
144,452		Procter & Gamble Co.		10,066,860
211,705	L	Scotts Miracle-Gro Co.		5,004,706
442,670	@	Starbucks Corp.		6,582,503
223,626		Weight Watchers International, Inc.		8,184,712
				97,136,845
		Total Common Stock
		(Cost $313,861,857)		304,511,913

Principal Amount				Value
SHORT-TERM INVESTMENTS: 9.0%
		Securities Lending Collateral(cc): 9.0%
$30,263,450		Bank of New York Mellon Corp. Institutional Cash Reserves		$29,626,811
		Total Short-Term Investments
		(Cost $30,263,450)		29,626,811
		Total Investments in Securities
		(Cost $344,125,307)*	101.9%	$334,138,724
		Other Assets and Liabilities - Net	(1.9)	(6,374,398)
		Net Assets	100.0%	$327,764,326

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $344,283,410.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$32,526,875
		Gross Unrealized Depreciation		(42,671,561)
		Net Unrealized Depreciation		$(10,144,686)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	23.9%
Beverages	8.7
Commercial Services	9.4
Cosmetics/Personal Care	7.7
Food	17.2
Household Products/Wares	8.7
Leisure Time	2.7
Machinery - Diversified	2.4
Media	7.6
Pharmaceuticals	2.6
Retail	2.0
Short-Term Investments	9.0
Other Assets and Liabilities - Net	(1.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$138,748,832	$—
Level 2 - Other Significant Observable Inputs	195,389,892	6,399,118
Level 3 - Significant Unobservable Inputs	—	—
Total	$334,138,724	$6,399,118

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 4,935,000	BUY	10/24/08	9,167,996	8,790,908	$(377,088)
					$(377,088)
British Pound
GBP 32,110,000	SELL	10/24/08	63,975,001	57,198,795	$6,776,206
					$6,776,206

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 39.2%
		Belgium: 0.1%
92		InBev NV	$5,474
241		KBC Groep NV	20,965
			26,439
		Bermuda: 0.2%
500		Accenture Ltd.	19,000
300		Covidien Ltd.	16,128
400		Tyco International Ltd.	14,008
			49,136
		Denmark: 0.4%
3		AP Moller - Maersk A/S - Class B	26,096
565		Danske Bank A/S	13,604
579		Novo-Nordisk A/S	30,017
199	@	Vestas Wind Systems A/S	17,370
			87,087
		Finland: 0.3%
566		Fortum OYJ	18,995
2,394		Nokia OYJ	44,651
422		Sampo OYJ	9,601
			73,247
		France: 2.9%
429		Accor SA	22,911
104		Air Liquide	11,428
4,628	@	Alcatel SA	17,835
300		Alstom	22,773
752		AXA SA	24,616
605		BNP Paribas	57,752
343		Bouygues SA	15,538
649		Carrefour SA	30,605
635		Cie de Saint-Gobain	32,847
450		Cie Generale D’Optique Essilor International SA	22,475
440		Credit Agricole SA	8,474
186		Electricite de France	13,450
1,037		France Telecom SA	29,087
913		Gaz de France	47,500
248		Groupe Danone	17,591
176		Lafarge SA	18,531
120		L’Oreal SA	11,775
382		LVMH Moet Hennessy Louis Vuitton SA	33,537
188		Pernod-Ricard SA	16,561
166		Renault SA	10,579
668		Sanofi-Aventis	43,918
355		Schneider Electric SA	30,485
226		Societe Generale	20,301
1,092		Total SA	66,339
73		Vallourec	15,752
229		Veolia Environnement	9,421
686		Vinci SA	32,322
943		Vivendi	29,564
			713,967
		Germany: 2.5%
302		Adidas AG	16,163
353		Allianz AG	48,637
541		BASF AG	26,114
510		Bayer AG	37,437
462		Bayerische Motoren Werke AG	17,993
433		Commerzbank AG	6,672
1,002		DaimlerChrysler AG	50,595
393		Deutsche Bank AG	28,537
154		Deutsche Boerse AG	14,262
864		Deutsche Post AG	18,124
2,158		Deutsche Telekom AG	32,789
1,300		E.ON AG	66,026
238		Fresenius Medical Care AG & Co. KGaA	12,297
91		K+S AG	6,480
80		Linde AG	8,568
154		Muenchener Rueckversicherungs AG	23,304
228		RWE AG	21,882
1,119		SAP AG	59,549
643		Siemens AG	60,479
287		ThyssenKrupp AG	8,756
115		Volkswagen AG	45,158
			609,822
		Greece: 0.0%
280		National Bank of Greece SA	11,347
			11,347

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Ireland: 0.1%
581		CRH PLC	$12,413
			12,413
		Italy: 0.8%
693		Assicurazioni Generali S.p.A.	23,006
436		Banche Popolari Unite Scpa	9,551
393		Banco Popolare Scarl	6,105
3,825		Enel S.p.A.	31,930
1,569		ENI S.p.A.	41,588
917		Fiat S.p.A	12,323
4,658		Intesa Sanpaolo S.p.A.	25,617
9,032		Telecom Italia S.p.A.	13,442
8,252		UniCredito Italiano S.p.A.	30,857
			194,419
		Luxembourg: 0.1%
491		Arcelor	24,873
			24,873
		Netherlands: 1.0%
2,040		Aegon NV	18,048
164		Akzo Nobel NV	7,873
230		Heineken NV	9,241
1,139		Koninklijke Ahold NV	13,157
1,179		Koninklijke Philips Electronics NV	31,989
2,031		Royal Dutch Shell PLC - Class A	58,656
1,575		Royal Dutch Shell PLC - Class B	44,246
1,219		Royal KPN NV	17,605
720		TNT NV	19,949
1,277		Unilever NV	35,946
			256,710
		Norway: 0.2%
943		Statoil ASA	22,409
1,613		Telenor ASA	20,086
			42,495
		Spain: 1.0%
3,983		Banco Bilbao Vizcaya Argentaria SA	64,408
4,929		Banco Santander Central Hispano SA	73,907
2,649		Iberdrola SA	26,911
586		Repsol YPF SA	17,367
2,887		Telefonica SA	68,646
			251,239
		Sweden: 0.5%
724		Hennes & Mauritz AB	29,645
1,621		Nordea Bank AB	19,353
1,500		Sandvik AB	15,891
2,274		Telefonaktiebolaget LM Ericsson	21,596
2,419		TeliaSonera AB	13,747
1,500		Volvo AB	13,552
			113,784
		Switzerland: 2.4%
2,917	@	ABB Ltd.	56,527
400		ACE Ltd.	21,652
644		Compagnie Financiere Richemont AG	28,454
851		Credit Suisse Group	39,743
303		Holcim Ltd.	22,207
264		Julius Baer Holding AG - Reg	13,129
2,729		Nestle SA	117,941
1,741		Novartis AG	91,663
537		Roche Holding AG	84,063
355		Swiss Reinsurance	19,704
42		Syngenta AG	8,857
2,259	@	UBS AG - Reg	38,612
466		Xstrata PLC	14,523
110		Zurich Financial Services AG	30,461
			587,536
		United Kingdom: 5.2%
823		Anglo American PLC	27,801
1,064		AstraZeneca PLC	46,560
3,148		Aviva PLC	27,382
3,189		BAE Systems PLC	23,509
7,333		Barclays PLC	43,568
2,065		BG Group PLC	37,451
1,094		BHP Billiton PLC	24,784
10,881		BP PLC	90,620
718		British American Tobacco PLC	23,441
644		British Energy Group PLC	8,751
8,633		BT Group PLC	25,027
1,354		Cadbury PLC	13,613
4,248		Centrica PLC	23,902
3,591		Compass Group PLC	22,271
2,642		Diageo PLC	45,071
3,593		GlaxoSmithKline PLC	77,834

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
4,178		HBOS PLC	$9,479
9,047		HSBC Holdings PLC	146,361
787		Imperial Tobacco Group PLC	25,263
12,248		Legal & General Group PLC	22,104
7,140		Lloyds TSB Group PLC	28,690
2,601		Man Group PLC	15,894
2,058		National Grid PLC	26,122
3,314		Prudential PLC	30,217
481		Reckitt Benckiser PLC	23,321
1,638		Reed Elsevier PLC	16,311
582		Rio Tinto PLC	36,526
1,853	@	Rolls-Royce Group PLC	11,220
16,476		Royal Bank of Scotland Group PLC	53,150
523		SABMiller PLC	10,211
1,280		Scottish & Southern Energy PLC	32,570
749		Smith & Nephew PLC	7,910
1,014		Standard Chartered PLC	24,950
8,174		Tesco PLC	56,850
1,152		Unilever PLC	31,324
39,523		Vodafone Group PLC	87,283
2,995		WM Morrison Supermarkets PLC	13,928
			1,271,269
		United States: 21.5%
400		3M Co.	27,324
1,100		Abbott Laboratories	63,338
900	@	Adobe Systems, Inc.	35,523
500		Aetna, Inc.	18,055
100		Aflac, Inc.	5,875
5,100		Alcoa, Inc.	115,158
600		Allergan, Inc.	30,900
400		Allstate Corp.	18,448
1,300		Altria Group, Inc.	25,792
200	@	Amazon.com, Inc.	14,552
800		American Express Co.	28,344
600	@	Amgen, Inc.	35,562
200		Anadarko Petroleum Corp.	9,702
400		Anheuser-Busch Cos., Inc.	25,952
100		Apache Corp.	10,428
500	@	Apple, Inc.	56,830
800		Applied Materials, Inc.	12,104
3,600		AT&T, Inc.	100,512
400		Automatic Data Processing, Inc.	17,100
400		Avon Products, Inc.	16,628
100		Baker Hughes, Inc.	6,054
2,500		Bank of America Corp.	87,500
1,000		Bank of New York Mellon Corp.	32,580
400		Baxter International, Inc.	26,252
400		BB&T Corp.	15,120
200		Becton Dickinson & Co.	16,052
10	@	Berkshire Hathaway, Inc. - Class B	43,950
600		Boeing Co.	34,410
900	@	Boston Scientific Corp.	11,043
1,600		Bristol-Myers Squibb Co.	33,360
200		Burlington Northern Santa Fe Corp.	18,486
200		Capital One Financial Corp.	10,200
300		Cardinal Health, Inc.	14,784
1,000		Carnival Corp.	35,350
400		Caterpillar, Inc.	23,840
300	@	Celgene Corp.	18,984
600		Charles Schwab Corp.	15,600
1,100		Chevron Corp.	90,728
800		Chubb Corp.	43,920
3,500	@	Cisco Systems, Inc.	78,960
4,000		Citigroup, Inc.	82,040
400		Colgate-Palmolive Co.	30,140
1,100		Comcast Corp. – Class A	21,593
600		Comcast Corp. – Special Class A	11,832
800		ConocoPhillips	58,600
1,200		Corning, Inc.	18,768
300		Costco Wholesale Corp.	19,479
300		CSX Corp.	16,371
800		CVS Caremark Corp.	26,928
200		Danaher Corp.	13,880
300		Deere & Co.	14,850
1,400	@	Dell, Inc.	23,072
200		Devon Energy Corp.	18,240
1,000	@	DIRECTV Group, Inc.	26,170
800		Dominion Resources, Inc.	34,224
600		Dow Chemical Co.	19,068
2,100		Duke Energy Corp.	36,603
1,200	@	eBay, Inc.	26,856
500		Eli Lilly & Co.	22,015

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,700	@	EMC Corp.	$20,332
1,000		Emerson Electric Co.	40,790
300		Entergy Corp.	26,703
100		EOG Resources, Inc.	8,946
200		Exelon Corp.	12,524
200	@	Express Scripts, Inc.	14,764
2,100		ExxonMobil Corp.	163,086
200		FedEx Corp.	15,808
400		FirstEnergy Corp.	26,796
600		FPL Group, Inc.	30,180
300		Freeport-McMoRan Copper & Gold, Inc.	17,055
200	@	Genentech, Inc.	17,736
200		General Dynamics Corp.	14,724
4,700		General Electric Co.	119,850
200		General Mills, Inc.	13,744
100	@	Genzyme Corp.	8,089
500	@	Gilead Sciences, Inc.	22,790
300		Goldman Sachs Group, Inc.	38,400
100	@	Google, Inc. - Class A	40,052
2,200		Halliburton Co.	71,258
400		Hartford Financial Services Group, Inc.	16,396
100		Hess Corp.	8,208
1,400		Hewlett-Packard Co.	64,736
900		HJ Heinz Co.	44,973
1,300		Home Depot, Inc.	33,657
500		Honeywell International, Inc.	20,775
600		Illinois Tool Works, Inc.	26,670
3,700		Intel Corp.	69,301
700		International Business Machines Corp.	81,872
1,100		Johnson & Johnson	76,208
800		Johnson Controls, Inc.	24,264
3,700		JPMorgan Chase & Co.	172,790
300		Kimberly-Clark Corp.	19,452
1,100		Kraft Foods, Inc.	36,025
500		Kroger Co.	13,740
400		Lockheed Martin Corp.	43,868
1,200		Lowe’s Cos., Inc.	28,428
400		Marathon Oil Corp.	15,948
200		Marsh & McLennan Cos., Inc.	6,352
1,200		McDonald’s Corp.	74,040
200	@	Medco Health Solutions, Inc.	9,000
700		Medtronic, Inc.	35,070
700		Merck & Co., Inc.	22,092
1,700		Merrill Lynch & Co., Inc.	43,010
500		Metlife, Inc.	28,000
4,100		Microsoft Corp.	109,429
300		Monsanto Co.	29,694
300	@	National Oilwell Varco, Inc.	15,069
2,600		News Corp. - Class A	31,174
400		Nike, Inc.	26,760
200		Norfolk Southern Corp.	13,242
100		Northrop Grumman Corp.	6,054
500		Occidental Petroleum Corp.	35,225
2,500	@	Oracle Corp.	50,775
700		PepsiCo, Inc.	49,889
4,800		Pfizer, Inc.	88,512
1,100		Philip Morris International, Inc.	52,910
100		PNC Financial Services Group, Inc.	7,470
1,500		Procter & Gamble Co.	104,535
300		Prudential Financial, Inc.	21,600
800		Public Service Enterprise Group, Inc.	26,232
1,300		Qualcomm, Inc.	55,861
300		Raytheon Co.	16,053
900		Schering-Plough Corp.	16,623
600		Schlumberger Ltd.	46,854
200		Southern Co.	7,538
3,400		Sprint Nextel Corp.	20,740
1,000		Staples, Inc.	22,500
200		State Street Corp.	11,376
400		Stryker Corp.	24,920
200		SunTrust Bank	8,998
800	@	Symantec Corp.	15,664
600		Sysco Corp.	18,498
500		Target Corp.	24,525
1,100		Texas Instruments, Inc.	23,650
400	@	Thermo Electron Corp.	22,000
3,100		Time Warner, Inc.	40,641
100	@	Transocean, Inc.	10,984
500		Travelers Cos., Inc.	22,600
300		Union Pacific Corp.	21,348
600		United Parcel Service, Inc. - Class B	37,734
900		United Technologies Corp.	54,054

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
800		UnitedHealth Group, Inc.	$20,312
800		US Bancorp.	28,816
300		Valero Energy Corp.	9,090
1,500		Verizon Communications, Inc.	48,135
300		Visa, Inc.	18,417
400		Walgreen Co.	12,384
2,000		Wal-Mart Stores, Inc.	119,780
1,800		Walt Disney Co.	55,242
300		Waste Management, Inc.	9,447
400	@	Weatherford International Ltd.	10,056
400	@	WellPoint, Inc.	18,708
1,500		Wells Fargo & Co.	56,295
600		Western Union Co.	14,802
100		WM Wrigley Jr. Co.	7,940
500		Wyeth	18,470
200		XTO Energy, Inc.	9,304
1,300	@	Yahoo!, Inc.	22,490
400		Yum! Brands, Inc.	13,044
			5,268,994
		Total Common Stock
		(Cost $9,746,291)	9,594,777
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		France: 0.1%
82		Unibail	16,591
			16,591
		United Kingdom: 0.1%
1,190		Land Securities Group PLC	26,877
			26,877
		United States: 0.1%
200		Simon Property Group, Inc.	19,400
			19,400
		Total Real Estate Investment Trusts
		(Cost $62,961)	62,868
EXCHANGE-TRADED FUNDS: 0.6%
		Emerging Markets: 0.6%
4,100		iShares MSCI Emerging Markets Index Fund	141,573
		Total Exchange-Traded Funds
		(Cost $140,630)	141,573
PREFERRED STOCK: 0.1%
		Germany: 0.1%
205		Porsche AG	22,732
94		Volkswagen AG	11,721
		Total Preferred Stock
		(Cost $37,596)	34,453

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.7%
		United States: 4.0%
$920,000		5.500%, due 08/20/12	$975,584
			975,584
		United States: 4.7%
1,100,000		4.875%, due 05/18/12	1,143,430
			1,143,430
		Total U.S. Government Agency Obligations
		(Cost $2,153,728)	2,119,014
U.S. TREASURY OBLIGATIONS: 9.7%
		United States: 9.7%
2,350,000		4.000%, due 08/15/18	2,385,627
		Total U.S. Treasury Obligations
		(Cost $2,385,627)	2,385,627
		Total Long-Term Investments
		(Cost $14,526,833)	14,338,312

Shares			Value
SHORT-TERM INVESTMENTS: 48.1%
		Affiliated Mutual Fund: 48.1%
11,753,230		ING Institutional Prime Money Market Fund - Class I	$11,753,230
		Total Short-Term Investments
		(Cost $11,753,230)	11,753,230

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount				Value
		Total Investments in Securities
		(Cost $26,280,063)*	106.7%	$26,091,542
		Other Assets and Liabilities - Net	(6.7)	(1,637,205)
		Net Assets	100.0%	$24,454,337

	@	Non-income producing security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$193,998
		Gross Unrealized Depreciation		(382,519)
		Net Unrealized Depreciation		$(188,521)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.8%
Agriculture	0.5
Apparel	0.2
Auto Manufacturers	0.7
Auto Parts & Equipment	0.1
Banks	4.0
Beverages	0.7
Biotechnology	0.4
Building Materials	0.3
Chemicals	0.6
Commercial Services	0.3
Computers	1.0
Cosmetics/Personal Care	0.7
Diversified	0.2
Diversified Financial Services	1.9
Electric	1.8
Electrical Components & Equipment	0.3
Electronics	0.2
Energy - Alternate Sources	0.1
Engineering & Construction	0.4
Environmental Control	0.0
Federal Home Loan Mortgage Corporation	4.0
Federal National Mortgage Association	4.7
Food	1.9
Food Service	0.1
Gas	0.3
Hand/Machine Tools	0.1
Healthcare - Products	1.0
Healthcare - Services	0.3
Holding Companies - Diversified	0.1
Household Products/Wares	0.2
Insurance	2.1
Internet	0.5
Investment Companies	0.1
Iron/Steel	0.1
Leisure Time	0.1
Lodging	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	0.9
Metal Fabricate/Hardware	0.1
Mining	1.0
Miscellaneous Manufacturing	1.2
Oil & Gas	3.4
Oil & Gas Services	0.6
Pharmaceuticals	2.9
Regional Malls	0.1
Retail	1.8
Semiconductors	0.4
Software	1.0
Telecommunications	2.9
Transportation	0.8
U.S. Treasury Bonds	9.7
Water	0.0
Other Long-Term Investments	0.6
Short-Term Investments	48.1
Other Assets and Liabilities - Net	(6.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$17,457,527	$(162,935)
Level 2 - Other Significant Observable Inputs	8,634,015	(80,181)
Level 3 - Significant Unobservable Inputs	—	—
Total	$26,091,542	$(243,116)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Tactical Asset Allocation Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 392,008	BUY	12/11/08	310,000	308,697	$(1,303)
Australian Dollar
AUD 501,150	BUY	12/11/08	414,100	394,643	(19,457)
Canadian Dollar
CAD 774,092	BUY	12/11/08	730,000	729,027	(973)
Swiss Franc
CHF 539,424	BUY	12/11/08	497,255	483,259	(13,996)
EU Euro
EUR 347,350	BUY	12/11/08	508,000	490,571	(17,429)
British Pound
GBP 41,342	BUY	12/11/08	76,200	73,698	(2,502)
Hong Kong Sar Dollar
HKD 838,615	BUY	12/11/08	108,000	108,125	125
Japanese Yen
JPY 199,199,200	BUY	12/11/08	1,940,000	1,892,913	(47,087)
Singapore Dollar
SGD 88,347	BUY	12/11/08	62,000	61,698	(302)
					$(102,924)
Australian Dollar 88,347
AUD 321,296	SELL	12/11/08	266,698	253,012	$13,686
EU Euro 88,347
EUR 176,295	SELL	12/11/08	258,043	248,986	9,057
					$22,743

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Van Kampen Global Tactical Asset Allocation Portfolio Open Futures Contracts on September 30, 2008

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	3	12/15/08	$25,285
Dow Jones Euro Stoxx 50	4	12/19/08	2,630
FTSE 100 Index	1	12/19/08	998
Hang Seng Stock Index	1	10/30/08	(7,169)
MCSI Singapore Index	1	10/30/08	(1,171)
S&P 500 E-Mini	28	12/19/08	(53,746)
S&P ASX 200 Index (SPI)	3	12/18/08	2,771
S&P Mid 400 E-Mini	16	12/19/08	(66,042)
S&P/TSE 60 Index	5	12/18/08	(31,576)
Tokyo Price Index (TOPIX)	15	12/11/08	(7,618)
U.S. Treasury 2-Year Note	7	12/31/08	(10,735)
U.S. Treasury 5-Year Note	2	12/31/08	(4,083)
U.S. Treasury Long Bond	4	12/19/08	(18,509)
			$(168,965)

Short Contracts
Canada 10-Year Bond	4	12/18/08	$6,015
Japanese Government Bonds 10-Year Mini	2	12/10/08	15
			$6,030

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Aerospace/Defense: 1.7%
232,010		Raytheon Co.	$12,414,855
			12,414,855
		Agriculture: 1.5%
200,180		Altria Group, Inc.	3,971,571
142,880		Philip Morris International, Inc.	6,872,528
			10,844,099
		Airlines: 0.5%
169,700	@, L	Continental Airlines, Inc.	2,830,596
89,000	@, L	UAL Corp.	782,310
			3,612,906
		Banks: 6.4%
340,992		Bank of America Corp.	11,934,720
20,169	L	Capital One Financial Corp.	1,028,619
244,924	L	Keycorp.	2,924,393
175,464		Mitsubishi UFJ Financial Group, Inc. ADR	1,533,555
331,441	L	Mizuho Financial Group, Inc. ADR	2,890,166
205,792		PNC Financial Services Group, Inc.	15,372,662
407		Sumitomo Mitsui Financial Group, Inc.	2,410,888
175,285	L	SunTrust Bank	7,886,072
			45,981,075
		Beverages: 1.5%
195,930		Coca-Cola Co.	10,360,778
			10,360,778
		Chemicals: 3.4%
278,840	L	Bayer AG ADR	20,335,662
96,480		EI Du Pont de Nemours & Co.	3,888,144
			24,223,806
		Computers: 1.7%
114,050	@	EMC Corp.	1,364,038
232,203		Hewlett-Packard Co.	10,737,067
			12,101,105
		Cosmetics/Personal Care: 1.8%
125,270	L	Estee Lauder Cos., Inc.	6,252,226
91,180		Procter & Gamble Co.	6,354,334
			12,606,560
		Diversified Financial Services: 10.5%
404,456	L	Charles Schwab Corp.	10,515,856
773,861		Citigroup, Inc.	15,871,889
24,800		Goldman Sachs Group, Inc.	3,174,400
899,065		JPMorgan Chase & Co.	41,986,336
124,292		Merrill Lynch & Co., Inc.	3,144,588
			74,693,069
		Electric: 4.6%
414,870		American Electric Power Co., Inc.	15,362,636
69,103	L	Entergy Corp.	6,150,858
169,820		FirstEnergy Corp.	11,376,242
			32,889,736
		Food: 5.8%
289,196	L	Cadbury PLC ADR	11,839,684
316,134		Kraft Foods, Inc.	10,353,389
676,360	L	Unilever NV ADR	19,046,298
			41,239,371
		Healthcare - Products: 2.1%
504,620	@	Boston Scientific Corp.	6,191,687
163,927		Covidien Ltd.	8,812,716
			15,004,403
		Home Furnishings: 0.5%
109,100		Sony Corp. ADR	3,367,917
			3,367,917
		Household Products/Wares: 0.6%
63,900		Kimberly-Clark Corp.	4,143,276
			4,143,276
		Insurance: 7.8%
129,821	L	Aegon NV ADR	1,139,828
228,455		Chubb Corp.	12,542,180
83,620	L	Hartford Financial Services Group, Inc.	3,427,584
823,728		Marsh & McLennan Cos., Inc.	26,161,596
271,995		Travelers Cos., Inc.	12,294,174
			55,565,362
		Internet: 1.8%
469,500	@	eBay, Inc.	10,507,410
113,100	@	Symantec Corp.	2,214,498
			12,721,908
		Leisure Time: 0.5%
98,423		Harley-Davidson, Inc.	3,671,178
			3,671,178

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Media: 6.2%
582,247		Comcast Corp. – Class A	$11,429,509
1,483,660	L	Time Warner, Inc.	19,450,783
543,369	@, L	Viacom - Class B	13,497,286
			44,377,578
		Mining: 0.7%
129,750	L	Newmont Mining Corp.	5,029,110
			5,029,110
		Miscellaneous Manufacturing: 2.7%
351,850	L	General Electric Co.	8,972,175
65,740	L	Siemens AG ADR	6,172,329
123,337		Tyco International Ltd.	4,319,262
			19,463,766
		Oil & Gas: 7.1%
94,500	L	BP PLC ADR	4,741,065
60,650		ConocoPhillips	4,442,613
53,890	L	Devon Energy Corp.	4,914,768
121,210		ExxonMobil Corp.	9,413,169
177,660		Occidental Petroleum Corp.	12,516,147
245,210	L	Royal Dutch Shell PLC ADR - Class A	14,469,842
			50,497,604
		Oil & Gas Services: 0.5%
49,750		Schlumberger Ltd.	3,884,978
			3,884,978
		Pharmaceuticals: 11.2%
298,700		Abbott Laboratories	17,199,146
577,730		Bristol-Myers Squibb Co.	12,045,671
102,600		Cardinal Health, Inc.	5,056,128
189,030	L	Novartis AG ADR	9,988,345
134,930	L	Roche Holding Ltd. ADR	10,499,564
955,790		Schering-Plough Corp.	17,653,441
204,490		Wyeth	7,553,861
			79,996,156
		Retail: 5.4%
369,940	L	Home Depot, Inc.	9,577,747
273,400	L	Macy’s, Inc.	4,915,732
297,400	@	Starbucks Corp.	4,422,338
323,410		Wal-Mart Stores, Inc.	19,369,025
			38,284,842
		Semiconductors: 0.8%
320,536		Intel Corp.	6,003,639
			6,003,639
		Software: 0.3%
115,490	@	Oracle Corp.	2,345,602
			2,345,602
		Telecommunications: 3.4%
1,259,870	@, L	Alcatel SA ADR	4,837,901
318,360	@	Cisco Systems, Inc.	7,182,202
382,768		Verizon Communications, Inc.	12,283,025
			24,303,128
		Total Common Stock
		(Cost $652,997,090)	649,627,807
EXCHANGE-TRADED FUNDS: 2.0%
		Exchange-Traded Funds: 2.0%
624,524	L	Financial Select Sector SPDR Fund	12,421,782
39,655	L	KBW Regional Banking ETF	1,407,753
6,946	L	Regional Bank Holders Trust	745,028
		Total Exchange-Traded Funds
		(Cost $17,992,571)	14,574,563
PREFERRED STOCK: 1.1%
		Banks: 0.6%
4,000		Bank of America Corp.	3,352,000
2,900		Wachovia Corp.	1,116,500
			4,468,500
		Diversified Financial Services: 0.5%
83,400	P	Citigroup, Inc.	3,419,400
			3,419,400
		Total Preferred Stock
		(Cost $11,532,077)	7,887,900
		Total Long-Term Investments
		(Cost $682,521,738)	672,090,270

Principal Amount		Value
SHORT-TERM INVESTMENTS: 9.7%
	Securities Lending Collateral(cc): 9.7%
$70,400,196	Bank of New York Mellon Corp. Institutional Cash Reserves	$68,929,787
	Total Short-Term Investments
	(Cost $70,400,196)	68,929,787

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $752,921,934)*	103.8%	$741,020,057
		Other Assets and Liabilities - Net	(3.8)	(26,842,704)
		Net Assets	100.0%	$714,177,353

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $757,140,903.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$72,251,230
		Gross Unrealized Depreciation		(88,372,076)
		Net Unrealized Depreciation		$(16,120,846)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$733,132,157	$—
Level 2 - Other Significant Observable Inputs	7,887,900	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$741,020,057	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 13.3%
		Healthcare - Services: 1.0%
807,138	@, L	Assisted Living Concepts, Inc.	$5,141,469
328,620	L	Brookdale Senior Living, Inc.	7,226,354
			12,367,823
		Lodging: 4.8%
442,825	@, L	Morgans Hotel Group Co.	4,831,221
1,966,740	L	Starwood Hotels & Resorts Worldwide, Inc.	55,344,064
			60,175,285
		Real Estate: 7.5%
3,793,141	L	Brookfield Properties Co. (U.S. Denominated Security)	60,083,353
1,086,705	L	Forest City Enterprises, Inc.	33,329,242
			93,412,595
		Total Common Stock
		(Cost $218,745,059)	165,955,703
REAL ESTATE INVESTMENT TRUSTS: 82.3%
		Apartments: 19.1%
4,531	L	Apartment Investment & Management Co.	158,676
935,147		AvalonBay Communities, Inc.	92,037,168
69,787	L	BRE Properties, Inc.	3,419,563
754,648		Camden Property Trust	34,608,157
1,916,475		Equity Residential	85,110,655
817,016		Post Properties, Inc.	22,851,938
			238,186,157
		Diversified: 8.1%
904,422	L	Duke Realty Corp.	22,230,693
869,321		Liberty Property Trust	32,729,936
152,885		PS Business Parks, Inc.	8,806,176
409,727	L	Vornado Realty Trust	37,264,671
			101,031,476
		Forest Products & Paper: 0.4%
88,480		Plum Creek Timber Co., Inc.	4,411,613
			4,411,613
		Health Care: 7.0%
92,955	L	Care Investment Trust, Inc.	1,067,123
41,570		Extendicare Real Estate Investment Trust	271,470
457,602	L	HCP, Inc.	18,363,568
1,232,924	L	Healthcare Realty Trust, Inc.	35,939,735
35,478		National Health Investors, Inc.	1,212,638
1,285,834	L	Senior Housing Properties Trust	30,641,424
1,445	L	Ventas, Inc.	71,412
			87,567,370
		Hotels: 5.1%
314,881		Hersha Hospitality Trust	2,342,715
3,822,241		Host Hotels & Resorts, Inc.	50,797,579
1,409,656		Strategic Hotel Capital, Inc.	10,642,903
			63,783,197
		Manufactured Homes: 1.7%
395,616		Equity Lifestyle Properties, Inc.	20,979,516
			20,979,516
		Office Property: 10.3%
765,766		Boston Properties, Inc.	71,721,644
574,744		Douglas Emmett, Inc.	13,259,344
16,200	L	Highwoods Properties, Inc.	576,072
313,373		Kilroy Realty Corp.	14,976,096
733,992		Mack-Cali Realty Corp.	24,860,309
41,312	L	Parkway Properties, Inc.	1,564,072
14,770		SL Green Realty Corp.	957,096
			127,914,633
		Regional Malls: 12.3%
731,785	L	General Growth Properties, Inc.	11,049,954
296,351	L	Macerich Co.	18,862,741
1,134,696	L	Simon Property Group, Inc.	110,065,512
258,620		Taubman Centers, Inc.	12,931,000
			152,909,207
		Shopping Centers: 9.2%
437,960		Acadia Realty Trust	11,071,629
114,021	L	Developers Diversified Realty Corp.	3,613,325
11,751	L	Equity One, Inc.	240,778
475,256	L	Federal Realty Investment Trust	40,681,914
2,065		Kimco Realty Corp.	76,281
143,495		Ramco-Gershenson Properties	3,217,158
822,493	L	Regency Centers Corp.	54,852,058
9,840	L	Weingarten Realty Investors	350,993
			114,104,136

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Storage: 3.6%
368,817	L	Public Storage, Inc.		$36,516,571
188,449	L	Sovran Self Storage, Inc.		8,421,786
				44,938,357
		Warehouse/Industrial: 5.5%
473,742		AMB Property Corp.		21,460,513
399,550		DCT Industrial Trust, Inc.		2,992,630
1,053,238	L	Prologis		43,467,132
				67,920,275
		Total Real Estate Investment Trusts
		(Cost $1,030,974,677)		1,023,745,937
PREFERRED STOCK: 0.1%
		Real Estate: 0.1%
7,305		Simon Property Group LP		574,757
		Total Preferred Stock
		(Cost $391,183)		574,757
		Total Long-Term Investments
		(Cost $1,250,110,919)		1,190,276,397
SHORT-TERM INVESTMENTS: 22.8%
		Affiliated Mutual Fund: 3.7%
45,797,131		ING Institutional Prime Money Market Fund - Class I		45,797,131
		Total Mutual Fund
		(Cost $45,797,131)		45,797,131

Principal Amount				Value
		Securities Lending Collateral(cc): 19.1%
$241,011,847		Bank of New York Mellon Corp. Institutional Cash Reserves		$237,722,824
		Total Securities Lending Collateral
		(Cost $241,011,847)		237,722,824
		Total Short-Term Investments
		(Cost $286,808,978)		283,519,955
		Total Investments in Securities
		(Cost $1,536,919,897) *	118.5%	$1,473,796,352
		Other Assets and Liabilities - Net	(18.5)	(230,161,741)
		Net Assets	100.0%	$1,243,634,611

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $1,547,559,849.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$83,476,052
		Gross Unrealized Depreciation		(157,239,549)
		Net Unrealized Depreciation		$(73,763,497)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,473,221,595	$—
Level 2 - Other Significant Observable Inputs	574,757	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,473,796,352	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Australia: 5.9%
78,645		AGL Energy Ltd.	$867,344
32,410		Alumina Ltd.	81,717
10,743		Australia & New Zealand Banking Group Ltd.	165,971
97,391		Babcock & Brown Ltd.	159,354
59,364		BHP Billiton Ltd.	1,535,786
181,615		BlueScope Steel Ltd.	1,070,368
22,737		Brambles Ltd.	141,872
23,677		Caltex Australia Ltd.	234,200
17,614		Coca-Cola Amatil Ltd.	117,605
3,209		Commonwealth Bank of Australia	113,097
28,116		Computershare Ltd.	212,549
17,693		CSL Ltd.	536,008
272,999		Harvey Norman Holdings Ltd.	687,625
19,436		Lion Nathan Ltd.	145,515
459,190		Macquarie Airports Management Ltd.	1,009,527
34,589		Macquarie Group Ltd.	1,065,045
83,851		National Australia Bank Ltd.	1,692,321
64,017		Origin Energy Ltd.	828,034
44,211		Qantas Airways Ltd.	112,711
5,712		QBE Insurance Group Ltd.	123,186
1,402		Rio Tinto Ltd.	94,470
223,470		Telstra Corp., Ltd.	749,734
66,530		Toll Holdings Ltd.	376,865
5,258		Woolworths Ltd.	115,823
			12,236,727
		Austria: 1.0%
1,897		Erste Bank der Oesterreichischen Sparkassen AG	94,441
18,871	@	Immoeast Immobilien Anlagen AG	47,667
118,865		Immofinanz Immobilien Anlagen AG	420,493
23,620		OMV AG	995,584
5,988		Telekom Austria AG	105,357
13,218		Voestalpine AG	413,040
			2,076,582
		Belgium: 1.0%
6,656		Dexia	72,706
8,504		Fortis	52,537
27,282	@	Fortis - STRIP VVPR	385
20,228		InBev NV	1,203,456
8,154		KBC Groep NV	709,327
			2,038,411
		Bermuda: 0.0%
5,050		SeaDrill Ltd. ADR	104,627
			104,627
		Denmark: 0.7%
4,600		Danske Bank A/S	110,757
2,052		Novo-Nordisk A/S	106,380
13,459	@	Vestas Wind Systems A/S	1,174,767
			1,391,904
		Finland: 1.6%
25,518		Elisa OYJ	500,727
3,949		Kesko OYJ	101,035
134,194		Nokia OYJ	2,502,905
5,476		Sampo OYJ	124,589
5,489		YIT OYJ	57,318
			3,286,574
		France: 8.6%
3,375		AXA SA	110,478
4,724		BNP Paribas	450,940
19,493		Bouygues SA	883,040
25,125		Carrefour SA	1,184,814
1,244		Christian Dior SA	94,348
3,202	@	Compagnie Generale de Geophysique SA	101,596
1,775		Compagnie Generale des Etablissements Michelin	114,971
4,446		Credit Agricole SA	85,629
1,814		Eiffage SA	97,197
47,310		France Telecom SA	1,327,024
3,864		Gaz de France	201,029
12,514		Lafarge SA	1,317,574
8,319		Natixis	27,858
27,556		Peugeot SA	1,037,101
1,754		PPR	156,944
1,517		Renault SA	96,677
38,732		Sanofi-Aventis	2,546,450
16,574		Schneider Electric SA	1,423,282
1,012	@	Suez Environnement SA	24,918
1,557		Technip SA	87,489

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
	France (continued)
63,319	Total SA	$3,846,616
30,496	Veolia Environnement	1,254,637
2,154	Vinci SA	101,488
45,462	Vivendi	1,425,262
		17,997,362
	Germany: 7.8%
5,683	Adidas AG	304,147
2,305	Allianz AG	317,586
28,090	BASF AG	1,355,895
14,369	Bayer AG	1,054,780
15,360	Bayerische Motoren Werke AG	598,200
1,332	Continental AG	109,891
21,793	Deutsche Bank AG	1,582,450
16,351	Deutsche Boerse AG	1,514,322
32,928	Deutsche Lufthansa AG	648,350
52,285	Deutsche Post AG	1,096,803
33,350	Deutsche Telekom AG	506,728
19,804	E.ON AG	1,005,834
18,509	Fresenius Medical Care AG & Co. KGaA	956,314
1,665	HeidelbergCement AG	175,641
965	MAN AG	65,643
4,824	Muenchener Rueckversicherungs AG	730,003
20,109	RWE AG	1,929,901
10,319	SAP AG	549,140
8,229	Siemens AG	773,995
27,769	ThyssenKrupp AG	847,212
6,232	TUI AG	102,457
398	Volkswagen AG	156,285
		16,381,577
	Greece: 1.1%
11,391	Alpha Bank AE	247,995
20,840	Coca-Cola Hellenic Bottling Co. SA	454,855
29,416	Hellenic Telecommunications Organization SA	528,750
20,972	National Bank of Greece SA	849,879
4,615	Piraeus Bank SA	96,093
5,152	Public Power Corp.	79,481
		2,257,053
	Hong Kong: 1.4%
10,000	Cheung Kong Holdings Ltd.	113,285
37,000	Hang Lung Properties Ltd.	87,099
57,322	Hang Seng Bank Ltd.	1,083,622
9,564	Hong Kong Exchanges and Clearing Ltd.	117,794
31,000	Hopewell Holdings	112,581
18,178	Hutchison Whampoa Ltd.	139,617
133,200	Lee & Man Paper Manufacturing Ltd.	72,999
765,114	New World Development Ltd.	852,139
37,500	Orient Overseas International Ltd.	96,064
196,000	PCCW Ltd.	81,670
58,000	Shangri-La Asia Ltd.	83,094
		2,839,964
	Ireland: 0.3%
85,170	Allied Irish Banks PLC	694,862
		694,862
	Italy: 5.1%
17,253	Banche Popolari Unite Scpa	377,956
216,402	Enel S.p.A.	1,806,451
34,356	ENI S.p.A.	910,640
89,881	Fiat S.p.A	1,207,812
4,881	Finmeccanica S.p.A.	105,808
4,126	Fondiaria-Sai S.p.A.	97,389
353,883	Intesa Sanpaolo S.p.A.	1,946,203
6,993	Italcementi S.p.A.	86,621
9,301	Italcementi S.p.A. RNC	87,660
30,296	Lottomatica S.p.A.	793,313
18,758	Mediaset S.p.A.	119,131
454,876	Parmalat S.p.A	1,073,705
198,720	Pirelli & C S.p.A.	117,250
77,060	Telecom Italia S.p.A.	114,686
448,298	UniCredito Italiano S.p.A.	1,676,337
54,419	Unipol S.p.A.	116,775
		10,637,737
	Japan: 22.0%
18,000	Amada Co., Ltd.	98,853
6,200	Asahi Breweries Ltd.	108,665
21,800	Astellas Pharma, Inc.	916,019
10,900	Casio Computer Co., Ltd.	102,340
101	Central Japan Railway Co.	952,382
19,000	Chiba Bank Ltd.	99,619
64,400	Credit Saison Co., Ltd.	1,058,412
25,000	Daihatsu Motor Co., Ltd.	273,507
34,700	Hitachi High-Technologies Corp.	688,101
224,000	Hitachi Ltd.	1,512,219
172,000	Hokugin Financial Group, Inc.	383,834

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,400		Honda Motor Co., Ltd.	$103,131
11		Inpex Holdings, Inc.	93,483
8,700		Ito En Ltd.	112,929
95,000		Itochu Corp.	572,296
3,700		Itochu Techno-Solutions Corp.	94,246
14,000		Iyo Bank Ltd.	152,613
7,200		JSR Corp.	96,016
19,000		Kansai Paint Co., Ltd.	117,849
49,000		Kao Corp.	1,314,059
237		KDDI Corp.	1,342,527
600		Keyence Corp.	119,690
9,000		Kirin Brewery Co., Ltd.	118,251
6,000		Komatsu Ltd.	98,229
4,000		Konami Corp.	100,650
85,500		Konica Minolta Holdings, Inc.	977,158
13,200		Makita Corp.	270,408
23,700		Millea Holdings, Inc.	870,117
13,000		Mitsubishi Electric Corp.	87,712
336,500		Mitsubishi UFJ Financial Group, Inc.	2,934,364
109,000		Mitsui & Co., Ltd.	1,353,161
44,000		Mitsui OSK Lines Ltd.	382,288
29		Mizuho Financial Group, Inc.	126,821
81,000		NGK Insulators Ltd.	991,637
17,000		NHK Spring Co., Ltd.	94,284
81,000		Nippon Electric Glass Co., Ltd.	733,735
89,000		Nippon Oil Corp.	448,176
187,000		Nippon Steel Corp.	705,954
30		Nippon Telegraph & Telephone Corp.	133,903
174,000		Nippon Yusen KK	1,134,238
432,000		Nishi-Nippon City Bank Ltd.	1,078,705
4,100		Nitto Denko Corp.	104,306
28,100		NOK Corp.	315,018
143,000		Okuma Corp.	829,792
342,000		Osaka Gas Co., Ltd.	1,177,610
13,500		Otsuka Corp.	881,022
23,350		Promise Co., Ltd.	451,826
928		Resona Holdings, Inc.	1,251,903
48,000		Ricoh Co., Ltd.	674,926
2,500		Sankyo Co., Ltd.	126,899
59,000	@	Sanyo Electric Co., Ltd.	102,441
34,800		Seven & I Holdings Co., Ltd.	999,801
105,000		Sharp Corp.	1,147,340
28,900		Shin-Etsu Chemical Co., Ltd.	1,374,216
575		Softbank Investment Corp.	86,079
51,800		Sony Corp.	1,597,388
52,800		Stanley Electric Co., Ltd.	774,571
6,600		Sumco Corp.	104,464
103,600		Sumitomo Electric Industries Ltd.	1,127,600
110,000		Sumitomo Metal Mining Co., Ltd.	1,102,390
100,000		Suruga Bank Ltd.	1,163,980
3,600		Suzuken Co., Ltd.	109,399
5,500		Suzuki Motor Corp.	101,910
36,600		Takeda Pharmaceutical Co., Ltd.	1,842,832
27,000		Toho Gas Co., Ltd.	148,917
81,200		Tokai Rika Co., Ltd.	1,031,345
316,000		Tokyo Gas Co., Ltd.	1,318,499
44,000		Tokyu Land Corp.	163,551
76,400		Toyota Boshoku Corp.	844,604
33,200		Toyota Motor Corp.	1,419,383
27		West Japan Railway Co.	115,627
3,200		Yamato Kogyo Co., Ltd.	111,814
60,000		Yaskawa Electric Corp.	341,654
			45,895,688
		Luxembourg: 0.4%
17,056		Arcelor Mittal	856,006
			856,006
		Mauritius: 0.3%
3,282,000		Golden Agri-Resources Ltd.	731,755
			731,755
		Netherlands: 4.9%
124,639		Aegon NV	1,102,717
61,524		ASML Holding NV	1,075,227
30,199		Heineken NV	1,213,312
57,872		Koninklijke Philips Electronics NV	1,570,212
63,536		Reed Elsevier NV	942,554
39,363		Royal Dutch Shell PLC - Class A	1,136,815
84,186		Royal Dutch Shell PLC - Class B	2,365,011
7,158		Royal KPN NV	103,375
4,878	@	TomTom	89,712
21,268		Unilever NV	598,669
			10,197,604
		New Zealand: 0.3%
122,861		Fletcher Building Ltd.	555,041
			555,041

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Norway: 0.1%
10,800		DnB NOR ASA	$83,784
10,460		Orkla ASA	96,257
4,450		Statoil ASA	105,747
			285,788
		Portugal: 0.2%
34,479		Energias de Portugal SA	144,702
11,585		Portugal Telecom SGPS SA	116,500
13,682		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	101,175
			362,377
		Singapore: 1.4%
406,000		CapitaLand Ltd.	884,991
18,000		City Developments Ltd.	112,556
11,000		Jardine Cycle & Carriage Ltd.	120,999
460,000		Keppel Land Ltd.	918,765
25,000		Singapore Exchange Ltd.	108,904
475,000		United Overseas Land Ltd.	840,100
			2,986,315
		Spain: 5.4%
22,755		ACS Actividades de Construccion y Servicios SA	921,225
143,541		Banco Bilbao Vizcaya Argentaria SA	2,321,157
14,882		Banco Popular Espanol SA	177,267
201,548		Banco Santander Central Hispano SA	3,022,067
2,687		Gas Natural SDG SA	99,738
98,483		Iberdrola SA	1,000,483
10,372		Inditex SA	438,877
14,126		Promotora de Informaciones SA (PRISA)	95,387
3,488		Repsol YPF SA	103,370
130,959		Telefonica SA	3,113,879
			11,293,450
		Sweden: 0.5%
8,600		Atlas Copco AB	97,704
19,867		Boliden AB	83,550
10,295		Electrolux AB	120,440
27,871		Investor AB	521,910
8,400		Sandvik AB	88,991
6,353		Tele2 AB - B Shares	72,503
10,600		Volvo AB	95,766
			1,080,864
		Switzerland: 8.4%
93,608	@	ABB Ltd.	1,813,976
1,374		Baloise Holding AG	93,810
41,701		Credit Suisse Group	1,947,519
17,431		Holcim Ltd.	1,277,542
56,603		Nestle SA	2,446,242
67,885		Novartis AG	3,574,115
1,030	@	OC Oerlikon Corp. AG	204,024
1,219		Pargesa Holding SA	104,911
7,811		Roche Holding AG	1,222,749
93		SGS SA	109,452
7,419	@	Swiss Life Holding	1,077,128
20,760		Swiss Reinsurance	1,152,293
459		Syngenta AG	96,796
2,923		Synthes, Inc.	404,375
9,037	@	UBS AG - Reg	154,464
31,156		Xstrata PLC	970,960
3,056		Zurich Financial Services AG	846,269
			17,496,625
		United Kingdom: 18.8%
6,775		3i Group PLC	85,783
17,867		Anglo American PLC	603,538
53,521		AstraZeneca PLC	2,342,040
11,459		Aviva PLC	99,673
161,248		BAE Systems PLC	1,188,703
192,683		Barclays PLC	1,144,808
44,468		BG Group PLC	806,470
85,359		BHP Billiton PLC	1,933,729
522,507		BP PLC	4,351,573
3,798		British American Tobacco PLC	123,994
169,140		BT Group PLC	490,343
430,549		Cable & Wireless PLC	1,278,575
2,172	@	Cairn Energy PLC	81,068
20,446		Capita Group PLC	254,463
3,207		Carnival PLC	95,584
32,527		Carphone Warehouse Group	100,457
256,975		Centrica PLC	1,445,928
67,817		Compass Group PLC	420,599
120,164		Daily Mail & General Trust	693,466
115,785		Diageo PLC	1,975,221
15,003		Experian Group Ltd.	99,431
64,430		GlaxoSmithKline PLC	1,395,720
309,228		HBOS PLC	701,566

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
180,882		HSBC Holdings PLC		$2,926,342
14,014		Imperial Tobacco Group PLC		449,858
106,542		International Power PLC		689,396
37,426		Investec PLC		204,490
187,596		J Sainsbury PLC		1,176,517
28,190		Ladbrokes PLC		95,196
596,767		Legal & General Group PLC		1,076,999
17,973		Marks & Spencer Group PLC		65,649
21,392		Mondi PLC		99,839
9,932		National Grid PLC		126,067
723,659		Old Mutual PLC		1,012,914
77,509		Persimmon PLC		563,970
15,879		Punch Taverns PLC		38,835
2,431		Reckitt Benckiser PLC		117,866
11,418		Reed Elsevier PLC		113,697
11,923		Rio Tinto PLC		748,275
620,555		Royal Bank of Scotland Group PLC		2,001,848
46,630		Sage Group PLC		163,327
23,110		Shire Ltd.		365,440
24,561		Standard Chartered PLC		604,334
27,962		Standard Life PLC		121,899
13,913		Tate & Lyle PLC		95,582
135,847		Tesco PLC		944,810
26,170		Thomas Cook Group PLC		103,840
644,997		Vodafone Group PLC		1,424,424
284,462		WM Morrison Supermarkets PLC		1,322,857
98,580		Wolseley PLC		745,120
14,168		WPP Group PLC		114,598
				39,226,721
		Total Common Stock
		(Cost $269,552,932)		202,911,614
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		France: 0.1%
550		Unibail		111,281
				111,281
		Singapore: 0.0%
116,000	@	CapitaCommercial Trust		107,861
				107,861
		Total Real Estate Investment Trusts
		(Cost $281,723 )		219,142
PREFERRED STOCK: 0.4%
		Germany: 0.4%
3,207		Bayerische Motoren Werke AG		96,996
6,339		Henkel KGaA - Vorzug		231,668
968		Porsche AG		107,338
70,004		ProSieben SAT.1 Media AG		465,583
		Total Preferred Stock
		(Cost $2,058,105)		901,585
		Total Long-Term Investments
		(Cost $271,892,760)		204,032,341

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.8%
		Securities Lending Collateral(cc): 0.8%
$1,705,922		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,672,911
		Total Short-Term Investments
		(Cost $1,705,922)		1,672,911
		Total Investments in Securities
		(Cost $273,598,682)*	98.5%	$205,705,252
		Other Assets and Liabilities - Net	1.5	3,128,650
		Net Assets	100.0%	$208,833,902

	@	Non-income producing security
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $289,734,716.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$549,844
		Gross Unrealized Depreciation		(84,579,308)
		Net Unrealized Depreciation		$(84,029,464)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.6%
Agriculture	0.6
Airlines	0.4
Apparel	0.2
Auto Manufacturers	2.5
Auto Parts & Equipment	2.2
Banks	15.5
Beverages	2.6
Biotechnology	0.3
Building Materials	1.7
Chemicals	2.0
Commercial Services	0.3
Computers	0.6
Cosmetics/Personal Care	0.6
Distribution/Wholesale	1.7
Diversified	0.1
Diversified Financial Services	3.2
Electric	3.7
Electrical Components & Equipment	1.5
Electronics	1.8
Energy - Alternate Sources	0.6
Engineering & Construction	2.3
Entertainment	0.5
Food	4.4
Food Service	0.2
Forest Products & Paper	0.1
Gas	2.1
Hand/Machine Tools	0.2
Healthcare - Products	0.2
Healthcare - Services	0.5
Holding Companies - Diversified	0.1
Home Builders	0.3
Home Furnishings	1.4
Household Products/Wares	0.2
Insurance	4.3
Internet	0.0
Investment Companies	0.3
Iron/Steel	1.9
Leisure Time	0.1
Lodging	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.6
Media	1.9
Mining	3.4
Miscellaneous Manufacturing	0.8
Office/Business Equipment	0.3
Oil & Gas	7.9
Oil & Gas Services	0.1
Pharmaceuticals	6.9
Real Estate	2.1
Retail	1.2
Semiconductors	0.6
Software	0.4
Telecommunications	6.9
Transportation	2.0
Venture Capital	0.0
Water	0.6
Short-Term Investments	0.8
Other Assets and Liabilities - Net	1.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$8,137,204	$—
Level 2 - Other Significant Observable Inputs	197,568,048	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$205,705,252	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 86.7%
		Aerospace/Defense: 3.0%
220,416	@	Herley Industries, Inc.	$3,769,114
			3,769,114
		Agriculture: 0.1%
4,000	@, L	Tejon Ranch Co.	148,600
			148,600
		Apparel: 0.4%
37,900	@, L	CROCS, Inc.	135,682
76,900	@, L	Heelys, Inc.	344,512
			480,194
		Beverages: 1.3%
97,000		Coca-Cola Enterprises, Inc.	1,626,690
16,600	@	Vermont Pure Holdings Ltd.	20,584
			1,647,274
		Building Materials: 1.0%
38,600	@, L	Armstrong World Industries, Inc.	1,115,540
9,300	L	Comfort Systems USA, Inc.	124,248
			1,239,788
		Chemicals: 2.9%
149,500		Hercules, Inc.	2,958,605
38,600	@, L	Zoltek Cos., Inc.	660,446
			3,619,051
		Commercial Services: 8.5%
176,800	@	Convergys Corp.	2,613,104
120,700	@, L	CRA International, Inc.	3,316,836
888,000	@	Hooper Holmes, Inc.	1,154,400
251,100	@, L	Monster Worldwide, Inc.	3,743,901
			10,828,241
		Computers: 2.7%
53,700	@, L	Electronics for Imaging	748,041
557,300	@	InFocus Corp.	819,231
212,169	@, L	Mercury Computer Systems, Inc.	1,888,304
100	@	Planar Systems, Inc.	254
			3,455,830
		Diversified Financial Services: 4.6%
311,136	@, L	Asset Acceptance Capital Corp.	3,279,373
103,452	L	Janus Capital Group, Inc.	2,511,815
			5,791,188
		Electric: 0.0%
200	L	Idacorp, Inc.	5,818
			5,818
		Electrical Components & Equipment: 2.3%
138,500		Molex, Inc.	2,882,185
			2,882,185
		Electronics: 4.7%
176,400		Jabil Circuit, Inc.	1,682,856
115,100	@, L	Newport Corp.	1,240,778
122,500		PerkinElmer, Inc.	3,058,825
			5,982,459
		Energy - Alternate Sources: 1.2%
203,690	@, L	FuelCell Energy, Inc.	1,228,251
236,900	@, L	Syntroleum Corp.	258,221
			1,486,472
		Entertainment: 0.2%
47,500	@, L	Lakes Entertainment, Inc.	312,550
			312,550
		Environmental Control: 1.4%
26,300	@	Clean Harbors, Inc.	1,776,565
			1,776,565
		Food: 5.7%
135,353	L	Tootsie Roll Industries, Inc.	3,913,055
235,100	@, L	Winn-Dixie Stores, Inc.	3,267,890
			7,180,945
		Forest Products & Paper: 0.7%
115,400	@	Buckeye Technologies, Inc.	945,126
			945,126
		Gas: 3.0%
255,300		NiSource, Inc.	3,768,228
			3,768,228
		Healthcare - Products: 4.0%
68,800		Vital Signs, Inc.	5,084,320
			5,084,320
		Household Products/Wares: 0.9%
30,400	L	WD-40 Co.	1,092,272
			1,092,272
		Insurance: 0.8%
104,400	@	Crawford & Co.	1,050,264
			1,050,264

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 2.7%
304,000	@, L	Emdeon Corp.	$3,474,720
			3,474,720
		Lodging: 1.3%
120,000	L	Ameristar Casinos, Inc.	1,702,800
			1,702,800
		Machinery - Diversified: 3.6%
232,100	@, L	Intermec, Inc.	4,558,444
200	L	Tennant Co.	6,852
			4,565,296
		Media: 1.7%
525,500	@, L	Playboy Enterprises, Inc.	2,070,470
35,514	@, L	WPT Enterprises, Inc.	20,243
			2,090,713
		Metal Fabricate/Hardware: 0.0%
700		Valmont Industries, Inc.	57,883
			57,883
		Mining: 0.0%
100		GoldCorp, Inc.	3,163
			3,163
		Miscellaneous Manufacturing: 0.1%
10,500	@	Lydall, Inc.	101,115
			101,115
		Packaging & Containers: 0.7%
39,800		Sealed Air Corp.	875,202
			875,202
		Pharmaceuticals: 0.4%
44,000	@, L	Noven Pharmaceuticals, Inc.	513,920
1,400	@, L	Trimeris, Inc.	5,488
			519,408
		Retail: 3.1%
68,900	@, L	CEC Entertainment, Inc.	2,287,480
110,000	L	Kenneth Cole Productions, Inc.	1,617,000
9,100	@	Rubio’s Restaurants, Inc.	52,507
			3,956,987
		Semiconductors: 8.4%
2,700	@	Advanced Analogic Technologies, Inc.	12,555
206,435	@	ATMI, Inc.	3,711,701
483,000	@	Entegris, Inc.	2,337,720
52,800	@, L	Exar Corp.	404,448
349,709	@, L	Ultratech, Inc.	4,231,479
			10,697,903
		Software: 2.7%
70,600	L	Fair Isaac Corp.	1,627,330
179,800	@, L	Lawson Software, Inc.	1,258,600
251,800	@, L	Midway Games, Inc.	596,766
			3,482,696
		Telecommunications: 5.9%
313,500	@, L	Arris Group, Inc.	2,423,355
378,500	@, L	Mastec, Inc.	5,030,265
			7,453,620
		Toys/Games/Hobbies: 4.4%
527,200	@, L	Leapfrog Enterprises, Inc.	5,567,232
			5,567,232
		Water: 2.3%
164,296	L	Aqua America, Inc.	2,921,183
			2,921,183
		Total Common Stock
		(Cost $132,474,227)	110,016,405
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Apartments: 1.3%
47,764	L	Apartment Investment & Management Co.	1,672,695
		Total Real Estate Investment Trusts
		(Cost $1,937,694)	1,672,695
		Total Long-Term Investments
		(Cost $134,411,921)	111,689,100
SHORT-TERM INVESTMENTS: 41.2%
		Affiliated Mutual Fund: 15.5%
19,702,713		ING Institutional Prime Money Market Fund - Class I	19,702,713
		Total Mutual Fund
		(Cost $19,702,713)	19,702,713

Principal Amount		Value
	Securities Lending Collateral(cc): 25.7%
$32,952,193	Bank of New York Mellon Corp. Institutional Cash Reserves	$32,593,022
	Total Securities Lending Collateral
	(Cost $32,952,193)	32,593,022
	Total Short-Term Investments
	(Cost $52,654,906)	52,295,735

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $187,066,827) *	129.2%	$163,984,835
		Other Assets and Liabilities - Net	(29.2)	(37,077,526)
		Net Assets	100.0%	$126,907,309

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $187,069,630.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$9,199,625
		Gross Unrealized Depreciation		(32,284,420)
		Net Unrealized Depreciation		$(23,084,795)

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$163,984,835	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$163,984,835	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008